                                                            UNITED STATES
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549
                                                              FORM N-PX
                                                ANNUAL REPORT OF PROXY VOTING RECORD
                                                                 OF
                                             REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                              811-07443
  NAME OF REGISTRANT:                                              VANGUARD WHITEHALL FUNDS
  ADDRESS OF REGISTRANT:                                           PO BOX 2600, VALLEY FORGE, PA 19482
  NAME AND ADDRESS OF AGENT FOR SERVICE:                           HEIDI STAM
                                                                   PO BOX 876
                                                                   VALLEY FORGE, PA 19482
  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:                          (610) 669-1000
  DATE OF FISCAL YEAR END:                                         OCTOBER 31
  DATE OF REPORTING PERIOD:                                        JULY 1, 2008 - JUNE 30, 2009

  FUND:    VANGUARD INTERNATIONAL EXPLORER FUND

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  ISSUER:                ABOITIZ EQUITY VENTURES INC
  TICKER:                N/A             CUSIP:     Y0001Z104
  MEETING DATE:          5/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the minutes of the previous                          ISSUER          YES          FOR               FOR
stockholders meeting held last 19 MAY 2008

PROPOSAL #2.: Receive the President's report                               ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the 2008 annual report and                           ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #4.: Ratify the acts, resolutions and                             ISSUER          YES          FOR               FOR
proceedings of the Board of Directors, Corporate
Officers and Management  up to 18 MAY 2009

PROPOSAL #5.: Grant authority to elect the Company's                       ISSUER          YES          FOR               FOR
External Auditors for 2009 to the Board of Directors

PROPOSAL #6.: Approve the Directors compensation and                       ISSUER          YES          FOR               FOR
per DIEM for 2009

PROPOSAL #7.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Incorporation to increase the number of Directors
from 7 to 9

PROPOSAL #8.: Authorize the Board of Directors to                          ISSUER          YES        AGAINST           AGAINST
amend/repeal the Company's By-Laws or adopt new By-

PROPOSAL #9.1: Elect Mr. Jon Ramon Aboitiz as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #9.2: Elect Mr. Erramon I. Aboitiz as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #9.3: Elect Mr. Roberto E. Aboitiz as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #9.4: Elect Mr. Enrique M. Aboitiz, Jr. as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #9.5: Elect Mr. Justo A. Ortiz as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #9.6: Elect Mr. Mikel A.  Aboitiz as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #9.7: Elect Mr. Antonio R. Moraza as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #9.8: Elect Mr. Roberto R. Romulo as an                           ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #9.9: Elect Retired Justice Jose C. Vitug as                      ISSUER          YES          FOR               FOR
 an Independent Director

PROPOSAL #10.: Other business                                              ISSUER          NO           N/A               N/A

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  ISSUER:                ACEA SPA, ROMA
  TICKER:                N/A             CUSIP:     T0040K106
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #E.1: Approve the adjustment of Corporate                         ISSUER          NO           N/A               N/A
By-laws, and amend Article 15 [Title IV
Administration] and 22 [Title V Board of Auditors],
related and consequential resolutions

PROPOSAL #O.1: Approve the financial statement as of                       ISSUER          NO           N/A               N/A
31 DEC 2008, consolidated financial statement at 31
DEC 2008, the Board of Directors, the Auditors and
the Audit firm, any adjournment thereof

PROPOSAL #O.2: Approve to allocate the profits and                         ISSUER          NO           N/A               N/A
dividend distribution

PROPOSAL #O.3: Appoint a Director                                          ISSUER          NO           N/A               N/A

PROPOSAL #O.4: Approve the abandonment of the action                       ISSUER          NO           N/A               N/A
of liability for a Director

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  ISSUER:                ACINO HOLDING AG
  TICKER:                N/A             CUSIP:     H0026L105
  MEETING DATE:          4/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR                        ISSUER          YES          FOR             AGAINST
NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS
BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE
ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE
COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING
 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND
NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ACINO HOLDING AG
  TICKER:                N/A             CUSIP:     H0026L105
  MEETING DATE:          4/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report 2008, the                          ISSUER          YES          FOR               FOR
consolidated accounts 2008 of Acino group and the
annual accounts 2008 of Acino Holding AG, notice of
the reports of the Auditors

PROPOSAL #2.: Approve the allocation of income and                         ISSUER          YES          FOR               FOR
dividends of CHF 2.50 per share

PROPOSAL #3.: Grant discharge to the Board of                              ISSUER          YES          FOR               FOR
Directors and the Management from liability

PROPOSAL #4.: Ratify PricewaterhouseCoopers AG as the                      ISSUER          YES          FOR               FOR
 Auditors

PROPOSAL #5.1: Re-elect Mr. Luzi Andreas Von Bidder,                       ISSUER          YES          FOR               FOR
Zumikon as a Board of Director for a term of office
of 3 years

PROPOSAL #5.2: Re-elect Mr. Rene Mutt Enzer, Baettwil                      ISSUER          YES          FOR               FOR
 as a Board of Director for a term of office of 3

PROPOSAL #6.: Miscellaneous                                                ISSUER          NO           N/A               N/A

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  ISSUER:                ADVANCED DIGITAL BROADCAST HOLDINGS SA, PREGNY-CHA
  TICKER:                N/A             CUSIP:     H00623100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, including                         ISSUER          YES          FOR               FOR
statutory accounts of Advanced Digital Broadcast
Holdings S.A. and consolidated statements of accounts
 of the Group for the year 2008, report of the
statutory auditors and report of the Group Auditors

PROPOSAL #2.: Approve the appropriation of available                       ISSUER          YES          FOR               FOR
earnings as specified

PROPOSAL #3.: Grant discharge to the Members of the                        ISSUER          YES          FOR               FOR
Board of Directors, for their activity during the
year 2008

PROPOSAL #4.1: Re-elect Mr. Andrew Rybicki as a                            ISSUER          YES          FOR               FOR
Member to the Board of Directors

PROPOSAL #4.2: Re-elect Mr. Thomas Steinmann as a                          ISSUER          YES        AGAINST           AGAINST
Member to the Board of Directors

PROPOSAL #4.3: Re-elect Mr. Jean-Christophe Hocke as                       ISSUER          YES        AGAINST           AGAINST
a Member to the Board of Directors

PROPOSAL #4.4: Elect Mr. Philippe Geyres as a Member                       ISSUER          YES          FOR               FOR
to the Board of Directors

PROPOSAL #5.: Re-elect Deloitte S.A as the Auditors                        ISSUER          YES          FOR               FOR
and Group Auditors for 1 year mandate

PROPOSAL #6.: Approve, pursuant to the Company's                           ISSUER          YES        AGAINST           AGAINST
Articles of Association, the authorized capital of
the Company expires on 22 JUN 2009, to replace the
current Article 5b of the Articles of Association by
a new Article 5b which provides as follows: authorize
 the Board of Directors to increase the share capital
 in one or several steps at any time until 26 JUN
2011, up to a maximum aggregate amount of five
hundred thousand Francs [FR. 500,000] through the
issuance of a maximum of two million [2,000,000]
registered shares of twenty five centimes [FR. 0.25]
each, fully paid-in; the Board of Directors sets the
date of issuance of the new shares, the price of
issuance, the manner in which the shares shall be
paid-up, the conditions of the exercise of the pre-
emptive subscription rights and the time from which
rights to dividend apply; to this effect, the Board
of Directors may issue shares through firm
underwriting by a bank, a consortium of banks or any
third party with a subsequent offer of such shares to
 the shareholders; subscription rights that have been
 granted, but not exercised, or the shares for which
such rights have been granted, but not exercised, are
 available to the Board of Directors who can use them
 in the interest of the Company; the pre-emptive
subscription rights of existing shareholders may be
excluded and attributed to third parties by the Board
 of Directors for valid reasons as follows: (a) for
the acquisition of enterprises or part of it, (b) for
 the acquisition of participations in enterprises,
(c) for strategic investments of the Group or (d) for
 the financing or refinancing of such transactions;
the subscription to and the acquisition of new
registered shares, as well as each subsequent
transfer of shares, is subject to the restrictions
set forth in Article 6a and to the other provisions

PROPOSAL #7.: Approve, that the Company starts a new                       ISSUER          YES          FOR               FOR
share buyback program for up to 10% of the
outstanding share capital, and that for this purpose
a second trading line is established; the shares
acquired under the program shall be cancelled by way
of reduction of the share capital since the Company
already owns 617,589 treasury shares, representing
9.98% of its issued share capital, the envisaged
share buyback program may cause the Company to exceed
 the limit of 10% of the share capital set forth by
Article 659 of the Swiss Code of Obligations; in
order to comply with such provision, the Board of
Directors proposes to adopt the following resolutions
 by approving today the principle of a reduction of
the share capital of the Company: authorize the Board
 of Directors in its discretion to buy back a maximum
 of 619,054 shares of the Company [representing 10%
of the share capital] within a maximum one year
period from 26 AUG 2009 in a share buyback program on
 a second trading line at the 6 Swiss Exchange
[thereafter the Program]; to cancel the shares
acquired under the program; to amend the Articles of
Association [reduction of the share capital] and the
report of the auditors shall be submitted to the
approval of the general meeting of shareholders in
2010; and to reduce in principle the share capital of
 the Company, presently of CHF 1,547,635.50 by a
maximum amount of CHF 154,763.50 [representing 10% of
 the share capital] through the cancellation of a
maximum number of 619,054 registered shares; the
precise amount of the reduction of the share capital
shall be determined on the basis of the number of

PROPOSAL #8.: Miscellaneous                                                ISSUER          NO           N/A               N/A

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  ISSUER:                ADVANCED DIGITAL BROADCAST HOLDINGS SA, PREGNY-CHA
  TICKER:                N/A             CUSIP:     H00623100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR                        ISSUER          YES          FOR             AGAINST
NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS
BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE
ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE
COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING
 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND
NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ADVANCED DIGITAL BROADCAST HOLDINGS SA, PREGNY-CHA
  TICKER:                N/A             CUSIP:     H00623100
  MEETING DATE:          6/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: TO VOTE IN THE UPCOMING MEETING, YOUR                         ISSUER          YES          FOR             AGAINST
NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS
BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE
ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE
COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING
 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND
NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

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  ISSUER:                AEA TECHNOLOGY PLC, DIDCOT OXFORDSHIRE
  TICKER:                N/A             CUSIP:     G0103X114
  MEETING DATE:          7/10/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve, the proposed acquisition                           ISSUER          YES          FOR               FOR
[acquisition] of PPC on the terms and conditions as
specified, together with all other agreements and
ancillary arrangements contemplated by the
acquisition agreement and authorize the Directors of
the Company [or any duly authorized committee] to
make any non-material amendments, variations, waivers
 or extensions to the terms of the acquisitions
agreements which they consider necessary, appropriate
 or desirable and to take all such steps and do all
such things which they consider necessary,
appropriate or desirable to implement, or in
connection with, the Acquisition including, without
limitation, the waiver of any conditions to the
acquisition agreement; approve to increase the
authorized share capital of the Company from GBP
23,999,998 to GBP 38,500,000 by the creation of an
additional 118,636,380 ordinary shares of 12 2/9
pence each in the Company; approve to renew the
authority conferred by this resolution of Articles 9
of the Articles of Association and that the
prescribed period for the purposes of this resolution
 of Article 9 shall be the period between the
conclusion of this EGM and the conclusion of the AGM
to be held in 2009 or until 31 OCT 2009, whichever is
 the earlier, and that for the such period the
section 80 amount provided for the this resolution of
 the articles of association shall be GBP 22,556,914
[equivalent to 184,556,570 ordinary shares of 12 2/9
pence]; and approve to renew the power conferred by
this resolution of Articles 9 of Articles of the
Association and that the prescribed period for the
purposes of this resolution of Article 9 shall be the
 period between the conclusion of this EGM and the
conclusion of the AGM to be held in 2009 or until 31
OCT 2009, whichever is the earlier, and that for the
such period the section 89 amount provided for the
this resolution of the Articles of Association shall
be GBP 1,397,932 [equivalent to 11,437,626 ordinary

PROPOSAL #2.: Approve, subject to and conditional                          ISSUER          YES          FOR               FOR
upon the passing of the above special Resolution 1,
the proposed new AEA Performance Share Plan 2008 [PSP
 2008] [as defined in, and particulars of which are
summarized in, the prospectus] and authorize the
Directors of the Company[or any duly authorized
committee thereof] to do all the acts and things as
they consider necessary, appropriate or desirable for
 the purposes of implementing and giving effect to
this resolution, including to establish schedules to
the PSP 2008 and/or other plans based on the PSP
2008, but modified to take account of local tax,
exchange control or securities laws outside the UK,
provided that any shares made available under such
schedules or plans must be treated as counting
against the relevant individual or overall dilution

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  ISSUER:                AEA TECHNOLOGY PLC, DIDCOT OXFORDSHIRE
  TICKER:                N/A             CUSIP:     G0103X114
  MEETING DATE:          9/25/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the report and the accounts                            ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report

PROPOSAL #3.: Re-elect Mr. Leslie Atkinson                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect Mr. Mike Nigro                                         ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors

PROPOSAL #6.: Authorize the Directors to agree the                         ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #S.7: Authorize the Company to make market                        ISSUER          YES          FOR               FOR
purchases of its own shares

PROPOSAL #8.: Grant authority to make Political                            ISSUER          YES          FOR               FOR
Donations

PROPOSAL #S.9: Approve to change the Articles of                           ISSUER          YES          FOR               FOR
Association

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  ISSUER:                AEGEAN AIRLINES SA
  TICKER:                N/A             CUSIP:     X18035109
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual financial statements                      ISSUER          NO           N/A               N/A
 and the consolidated ones for 2008 along with Board
of Director's report and Chartered Auditors'
certificate, disposal of profits

PROPOSAL #2.: Approve the distribution of cash                             ISSUER          NO           N/A               N/A
dividend
PROPOSAL #3.: Approve the dismissal of Board of                            ISSUER          NO           N/A               N/A
Director and the Chartered Auditors from every
responsibility for 2008

PROPOSAL #4.: Elect the Audit Committee                                    ISSUER          NO           N/A               N/A

PROPOSAL #5.: Approve the Board of Director's                              ISSUER          NO           N/A               N/A
salaries for 2008 and pre-approval of Board of
Director's salaries for 2009

PROPOSAL #6.: Elect the Chartered Auditors for 2009                        ISSUER          NO           N/A               N/A
and determination of their salaries

PROPOSAL #7.: Approve the validation of Board of                           ISSUER          NO           N/A               N/A
Director's decision for replacing of a resigned member

PROPOSAL #8.: Elect the new Board of Director members                      ISSUER          NO           N/A               N/A

PROPOSAL #9.: Approve the share buy back program                           ISSUER          NO           N/A               N/A

PROPOSAL #10.: Approve the Stock Option Plan                               ISSUER          NO           N/A               N/A

PROPOSAL #11.: various issues                                              ISSUER          NO           N/A               N/A

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  ISSUER:                AICA KOGYO COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J00252106
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Authorize Use of Compensation-based                           ISSUER          YES          FOR               FOR
Stock Options for Directors

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  ISSUER:                ALAPIS S.A.
  TICKER:                N/A             CUSIP:     X9740B139
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, the FY 2008 parent and                              ISSUER          NO           N/A               N/A
consolidated financial statements [01 JAN 2008 till
31 DEC 2008] submission and the relevant board of
Directors and Auditors reports

PROPOSAL #2.: Approve the profit appropriation for                         ISSUER          NO           N/A               N/A
the year 2008 [01 JAN 2008 till 31 DEC 2008] and
dividend distribution

PROPOSAL #3.: Grant discharge from liability of the                        ISSUER          NO           N/A               N/A
Board of Directors and the Auditors for the FY 2008

PROPOSAL #4.: Approve the assemble of the Audit                            ISSUER          NO           N/A               N/A
Committee under Article 37 of L. 3693/2008

PROPOSAL #5.: Elect the Ordinary and Deputy Certified                      ISSUER          NO           N/A               N/A
 Auditors for the year 2009 [01 JAN 2009 till 31 DEC
2009]

PROPOSAL #6.: Grant authority, under Article 23 of                         ISSUER          NO           N/A               N/A
codified Law 2190.1920, to the Members of the Board
of Directors and the Company's Managers to
participate in the Management of Company's with
relative business activity

PROPOSAL #7.: Approve, of remuneration and                                 ISSUER          NO           N/A               N/A
compensation of Members of the Board of Directors for
 the year 2008 and to determine their remuneration
and compensation for the year 2009

PROPOSAL #8.: Approve to carry out contracts under                         ISSUER          NO           N/A               N/A
Article 23A of codified Law 2190.1920

PROPOSAL #9.: Elect the Members of the Board of                            ISSUER          NO           N/A               N/A
Directors which were elected by the Board of
Directors in substitution of resigned Members

PROPOSAL #10.: Announcements and several issues                            ISSUER          NO           N/A               N/A

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  ISSUER:                ALPHA CORPORATION
  TICKER:                N/A             CUSIP:     J0126T105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow
Disclosure of Shareholder Meeting Materials on the
Internet

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

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  ISSUER:                ALTEN, BOULOGNE-BILLANCOURT
  TICKER:                N/A             CUSIP:     F02626103
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve and review of the                                   ISSUER          YES          FOR               FOR
unconsolidated accounts for the FY ended on 31 DEC
2008; Grant discharge to the Board Members

PROPOSAL #O.2: Approve the distribution of profits                         ISSUER          YES          FOR               FOR
for the FYE on 31 DEC 2008

PROPOSAL #O.3: Approve the annual and consolidated                         ISSUER          YES          FOR               FOR
accounts; Grant discharge to the Board Members

PROPOSAL #O.4: Receive the special report of the                           ISSUER          YES          FOR               FOR
Statutory Auditors on the agreements and commitments
referred to in Articles L.225-38 of the Commercial

PROPOSAL #O.5: Approve the renewal of 1 Board                              ISSUER          YES        AGAINST           AGAINST
Member's mandate

PROPOSAL #O.6: Approve the renewal of the cabinet                          ISSUER          YES          FOR               FOR
DAUGE&ASSOCIES' mandate as Permanent Statutory Auditor

PROPOSAL #O.7: Approve the renewal of the cabinet                          ISSUER          YES          FOR               FOR
KLING&ASSOCIES' mandate as Temporary Statutory Auditor

PROPOSAL #O.8: Approve the renewal of the GRANT                            ISSUER          YES          FOR               FOR
THORNTON Company's mandate as Permanent Statutory
Auditor

PROPOSAL #O.9: Approve the renewal of the IGEC                             ISSUER          YES          FOR               FOR
Company's mandate as Temporary Statutory Auditor

PROPOSAL #O.10: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
repurchase, by the Company, its own shares under
Article L.225-209 of the Commercial Code

PROPOSAL #E.11: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
carry out a capital increase by incorporation of
reserves, premiums and benefits

PROPOSAL #E.12: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
carry out a capital increase by issuing common shares
 and /or warrants giving access to capital reserved
for shareholder

PROPOSAL #E.13: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
carry out the capital increase by issuing common
shares and /or warrants giving access to capital,
with cancellation of preferential subscription rights

PROPOSAL #E.14: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
carry out a capital increase, in the limit of ten
[10%], to pay contributions in kind of equity
securities or warrants

PROPOSAL #E.15: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase share capital by issuing shares reserved for
 Members of a Company Savings Plan referred to in
Articles L.3332-18 and sequence, of the Labor Code

PROPOSAL #E.16: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
grant options to subscribe and / or purchase shares
for employees [and / or certain corporate managers]

PROPOSAL #E.17: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
issue shares subscription warrants reserved for a
class of people

PROPOSAL #E.18: Approve the Amendment of Article 15                        ISSUER          YES          FOR               FOR
of the Company's Statutes

PROPOSAL #E.19: Grant powers delegated to deal with                        ISSUER          YES          FOR               FOR
the formalities prescribed by Law

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  ISSUER:                ANDRITZ AG
  TICKER:                N/A             CUSIP:     A11123105
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual statement of                              ISSUER          NO           N/A               N/A
accounts for the Company and Corporate Group
Including report of Board of Directors and the

PROPOSAL #2.: Approve the appropriation of net profits                     ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve the activities undertaken by                         ISSUER          NO           N/A               N/A
Board of Directors

PROPOSAL #4.: Approve the activities undertaken by                         ISSUER          NO           N/A               N/A
the Supervisory Board

PROPOSAL #5.: Approve the remuneration for the                             ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #6.: Elect the balance sheet Auditor                              ISSUER          NO           N/A               N/A

PROPOSAL #7.: Elect the Supervisory Board                                  ISSUER          NO           N/A               N/A

PROPOSAL #8.: Approve the alteration of statutes by                        ISSUER          NO           N/A               N/A
adding new paragraph 25

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ARCADIS N V
  TICKER:                N/A             CUSIP:     N0605M147
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening and Notifications                                    ISSUER          NO           N/A               N/A

PROPOSAL #2.: Receive the report by the Supervisory                        ISSUER          NO           N/A               N/A
Board for the 2008 FY

PROPOSAL #3.: Receive the report by the Executive                          ISSUER          NO           N/A               N/A
Board for the 2008 FY

PROPOSAL #4.A: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #4.B: Approve the Payment of dividend                             ISSUER          YES          FOR               FOR

PROPOSAL #5.A: Grant discharge the Members of the                          ISSUER          YES          FOR               FOR
Executive Board

PROPOSAL #5.B: Grant discharge the Members of the                          ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #6.: Appoint the Auditor to audit the 2009                        ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #7.A: Re-appoint Mr. G.R. Nethercutt Jr. as                       ISSUER          YES          FOR               FOR
a Member of the Supervisory Board

PROPOSAL #7.B: Appoint Ms. R. Markland as a Member of                      ISSUER          YES          FOR               FOR
 the Executive Board

PROPOSAL #7.C: Approve the announcement of vacancies                       ISSUER          YES          FOR               FOR
arising at the next General Meeting of Shareholders

PROPOSAL #8.A: Appoint the Executive Board as the                          ISSUER          YES          FOR               FOR
body and authorize to issue (rights to) ordinary
shares and/or cumulative financing preference shares
in ARCADIS N.V.

PROPOSAL #8.B: Appoint the Executive Board as the                          ISSUER          YES        AGAINST           AGAINST
body and authorize to issue cumulative preference
shares in ARCADIS N.V.

PROPOSAL #8.C: Appoint the Executive Board as the                          ISSUER          YES          FOR               FOR
body and authorize to limit or exclude the
preferential subscription right vested in the

PROPOSAL #9.: Grant authority to purchase ARCADIS                          ISSUER          YES          FOR               FOR
N.V. Company shares

PROPOSAL #10.: Any other business                                          ISSUER          NO           N/A               N/A

PROPOSAL #11.: Closing                                                     ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ARCS COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J0195H107
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to : Approve Minor                            ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AZIMUT HOLDING SPA, MILANO
  TICKER:                N/A             CUSIP:     T0783G106
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #E.1: Amend the Article 32 of Corporate Bye                       ISSUER          NO           N/A               N/A
Laws. Any adjournment thereof

PROPOSAL #O.1: Approve the financial statement at 31                       ISSUER          NO           N/A               N/A
DEC 2008; the Board of Directors, Auditors and Audit
firm report; Any adjournment thereof; Consolidated
financial statement at 31 DEC 2008

PROPOSAL #O.2: Approve the resolutions in conformity                       ISSUER          NO           N/A               N/A
with the Article 2401 Civil Code. Appoint of regular
Auditor and of Alternate Auditor

PROPOSAL #O.3: Approve the financial promoters                             ISSUER          NO           N/A               N/A
incentive plan; any adjournment thereof

PROPOSAL #O.4: Grant authority to buy and sell own                         ISSUER          NO           N/A               N/A
shares; any adjournment thereof

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BABCOCK INTERNATIONAL GROUP PLC
  TICKER:                N/A             CUSIP:     G0689Q152
  MEETING DATE:          7/10/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' and the                               ISSUER          YES          FOR               FOR
Auditors' reports and the audited financial
statements of the Group and the Company for the YE 31

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
MAR 2008

PROPOSAL #3.: Re-appoint Mr. P.L. Rogers as a                              ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #4.: Re-appoint Mr. W. Tame as a Director of                      ISSUER          YES          FOR               FOR
 the Company

PROPOSAL #5.: Re-appoint Mr. D.J. Shah as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #6.: Re-appoint Mr. J.L. Rennocks as a                            ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #7.: Re-appoint Lord Hesketh as a Director                        ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #8.: Re-appoint Mr. M.J. Turner as a                              ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #9.: Approve the remuneration report of the                       ISSUER          YES          FOR               FOR
Directors for the YE 31 MAR 2008

PROPOSAL #10.: Re-appoint PricewaterhouseCoopers LLP                       ISSUER          YES          FOR               FOR
as the Independent Auditors

PROPOSAL #11.: Authorize the Directors to set the                          ISSUER          YES          FOR               FOR
remuneration of the Independent Auditors, as they
shall in their discretion see fit

PROPOSAL #12.: Authorize the Company and all                               ISSUER          YES          FOR               FOR
Companies that are its Subsidiaries at any time
during the period for which this resolution is
effective, in accordance with Sections 366 and 367 of
 the Companies Act 2006 [the 2006 Act], to: a) make
political donations to a political party or to an
Independent election candidate; b) make political
donations to political organizations other than
political parties; and c) incur any political
expenditure; up to an aggregate amount of GBP
100,000; and the amount authorized under each of
paragraphs a) to c) shall also be limited to such
amount; [Authority expires at the conclusion of the
AGM of the Company on 30 SEP 2009 or in 2009]; for
the purpose of this resolution political donation,
political party, political organizations, independent
 election candidate and political expenditure are to
be construed in accordance with Sections 363, 364 and
 365 of the 2006 Act

PROPOSAL #13.: Authorize the Directors, in lieu of                         ISSUER          YES          FOR               FOR
any previous authority for such purposes which has
yet to expire and for the purposes of Section 80 of
the Companies Act 1985 [the Act], to exercise all the
 powers of the Company to allot relevant securities
[Section 80(2) of the Act] up to an aggregate nominal
 amount of GBP 45,886,243; and [Authority expires the
 earlier on 31 DEC 2009 or at the conclusion of the
AGM of the Company in 2009]; and the Directors may
allot relevant securities after the expiry of this
authority in pursuance of such an offer or agreement
made prior to such expiry

PROPOSAL #S.14: Authorize the Directors, subject to                        ISSUER          YES          FOR               FOR
the passing of Resolution 13 above, and in lieu of
any previous authority for such purposes which has
yet to expire, pursuant to Section 95(1) of the Act
to allot equity securities [Section 94 of the Act] of
 the Company for cash pursuant to the authority
conferred by Resolution 13; and sell relevant shares
[Section 94(5) of the Act] held by the Company as
treasury shares [Section 94(3) of the Act] [treasury
shares] for cash [Section 162D(2) of the Act],
disapplying to any such allotment or sale, [Section
89(1)] of the Act, provided that this power is
limited to the allotment of equity securities for
cash and the sale of treasury shares: i) in
connection with a rights issue, open offer or other
pre-emptive offer in favour of holders of ordinary
shares in the Company; and b) otherwise than pursuant
 to paragraph i) of this resolution, up to an
aggregate nominal amount of GBP 6,882,936; [Authority
 expires the earlier on 31 DEC 2009 or at the
conclusion of the AGM of the Company in 2009]; and
the Directors may allot equity securities or sell
treasury shares after the expiry of this authority in
 pursuance of such an offer or agreement made prior

PROPOSAL #S.15: Authorize the Company, for the                             ISSUER          YES          FOR               FOR
purpose of Section 166 of the Act to make market
purchases [Section 163 of the Act] of up to
22,900,000 ordinary shares of 60p each [ordinary
shares] in the capital of the Company, at a minimum
price not less than the nominal value exclusive of
expenses of purchase and up to 105% of the average
middle market quotations for such shares derived from
 the London Stock Exchange Daily Official List, over
the previous 5 business days; [Authority expires on
the date falling 12 months from the date of this
resolution or at the conclusion of the AGM of the
Company to be held in 2009]; the Company before the
expiry, may make a contract to purchase ordinary
shares which will or may be executed wholly or partly

PROPOSAL #S.16: Adopt the Article of Association as                        ISSUER          YES          FOR               FOR
specified, as the Articles of Association of the
Company, in substitution for, and to the exclusion
of, the existing Articles of Association

PROPOSAL #S.17: Amend, with effect from 00.01 am on                        ISSUER          YES          FOR               FOR
01 OCT 2008, the New Articles of Association adopted
pursuant to Resolution 15, by the insertion of New
Article 101A, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK SARASIN & CIE AG, BASEL
  TICKER:                N/A             CUSIP:     H3822H286
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report 2008 of the                        ISSUER          YES          FOR               FOR
Management and annual accounts of Bank Sarasin, and
the acknowledgement of the reports of the Auditors
and the Group Auditor

PROPOSAL #2.: Grant discharge to the Members of the                        ISSUER          YES          FOR               FOR
Board of Directors and the Management

PROPOSAL #3.1: Approve the balance profit of 2008                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Approve to issue of COTO-Warrants in                        ISSUER          YES          FOR               FOR
connection with a reduction on the par value

PROPOSAL #3.3: Approve the reduction on the par value                      ISSUER          YES          FOR               FOR
 and modification of By-laws

PROPOSAL #3.4: Approve the creation of a conditional                       ISSUER          YES          FOR               FOR
share capital in connection with the issue of COTO-
Warrants

PROPOSAL #4.: Approve the creation of an additional                        ISSUER          YES          FOR               FOR
conditional share capital

PROPOSAL #5.: Approve the creation of an additional                        ISSUER          YES          FOR               FOR
authorized share capital

PROPOSAL #6.: Approve to modify the rights for                             ISSUER          YES          FOR               FOR
shareholders to propose agenda items

PROPOSAL #7.: Elect Mr. Pim W. Mol as the Board of                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #8.: Elect the Statutory Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #9.: Miscellaneous                                                ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BARON DE LEY SA
  TICKER:                N/A             CUSIP:     E2231Q104
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the individual and consolidated                      ISSUER          YES          FOR               FOR
 financial statements and statutory reports for FY
2008 and discharge of Directors

PROPOSAL #2.: Approve the allocation of the results                        ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint the Auditors for the Company                      ISSUER          YES          FOR               FOR
 and consolidated Group

PROPOSAL #4.1: Re-elect Mr. Eduardo Santos Ruiz-Diaz                       ISSUER          YES        AGAINST           AGAINST
as a Director

PROPOSAL #4.2: Re-elect Mr. Julio Noain Sainz as a                         ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #4.3: Re-elect Mr. Julian Diez Blanco as a                        ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #4.4: Re-elect Mr. Joaquin Diez Martin as a                       ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #5.: Receive the explanatory report in                            ISSUER          YES          FOR               FOR
accordance with Article 116 BIS of Spanish stock
market law

PROPOSAL #6.: Authorize the Board to ratify the Board                      ISSUER          YES          FOR               FOR
 execute approved resolutions

PROPOSAL #7.: Other business                                               ISSUER          NO           N/A               N/A

PROPOSAL #8.: Approve the minutes and appointment of                       ISSUER          YES          FOR               FOR
the Auditors for this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BAUER AG, SCHROBENHAUSEN
  TICKER:                N/A             CUSIP:     D0639R105
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the Group financial
 statements, the Group annual report, and the reports
 pursuant to Sections 289[4] and 315[4] of the German
 Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distribution profit of EUR 27,194,100.60 as follows:
payment of a dividend of EUR 1 per no-par share EUR
9,488,000 shall be allocated to the revenue reserves
EUR 575,100 shall be carried forward, ex-dividend and
 payable date: 26 JUN 2009

PROPOSAL #3.: Ratification of the acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2009                         ISSUER          NO           N/A               N/A
FY: PricewaterhouseCoopers AG, Stuttgart

PROPOSAL #6.: Authorization to acquire own shares,                         ISSUER          NO           N/A               N/A
the Company shall be authorized to acquire own shares
 of up to 10% of the share capital, at prices not
deviating more than 10% from the market price of the
shares, on or before 24 DEC 2010, the Board of
Managing Directors shall be authorized to use the
shares for legally permissible purposes, especially,
to dispose of the shares in a manner other than the
Stock Exchange or a rights offering if they are sold
at a price not materially below their market price,
to use the shares for Mergers and acquisitions, and
to retire the shares

PROPOSAL #7.: Resolution on the remuneration for the                       ISSUER          NO           N/A               N/A
Supervisory Board, as of 01 JAN 2009, each Member of
the Supervisory Board shall receive a fixed annual
remuneration of EUR18,000, the Chairman shall receive
 twice, and the Deputy Chairman one and a half times,
 this amount

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BEIJING CAP INTL ARPT CO LTD
  TICKER:                N/A             CUSIP:     Y07717104
  MEETING DATE:          6/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company [the Board] for the YE 31
DEC 2008

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the YE 31 DEC 2008

PROPOSAL #3.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements and the Independent Auditor's report for
the YE 31 DEC 2008

PROPOSAL #4.: Approve the profit appropriation                             ISSUER          YES          FOR               FOR
proposal for the YE 31 DEC 2008

PROPOSAL #5.: Appoint Mr. Yam Kum Weng as the Non-                         ISSUER          YES          FOR               FOR
Executive Director of the Company and authorize the
Board to determine his remuneration, his term will
commence from the conclusion of this meeting until
the expiration of the term of the fourth session of
the Board, i.e., the date of the AGM of the Company
for the year of 2011

PROPOSAL #6.: Authorize the Board to arrange for                           ISSUER          YES          FOR               FOR
Service Contract and/or appointment letter to be
issued by the Company to Mr. Yam Kum Weng, upon such
terms and conditions as the Board shall think fit,
and to do all such acts and things to effect such

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers Zhong                      ISSUER          YES          FOR               FOR
 Tian CPAs Limited Company and
PricewaterhouseCoopers, as the Company's PRC and
International Auditors, respectively, for the YE 31
DEC 2009 and authorize the Board to determine their

PROPOSAL #8.: Approve the use of the Company's own                         ISSUER          YES          FOR               FOR
website for sending or supplying Corporate
Communication to shareholders of H shares who met the
 following conditions: each holder of H Shares of the
 Company has been asked individually by the Company
to agree that the Company may send or supply
Corporate Communication generally or the Corporate
Communication in question, to him by means of the
Company's own website and the Company has not
received a response indicating objection from such
holder of H shares within the period of 28 days
beginning with the date on which the Company's
request was sent, the shareholders of H shares in
relation to whom the aforesaid two conditions are met
 shall be taken to have agreed that the Company may
send or supply Corporate Communication to such
shareholders by making such Corporate Communication
available on the Company's own website

PROPOSAL #S.1: Amend the Articles of Association of                        ISSUER          YES          FOR               FOR
the Company

PROPOSAL #S.2.1: Approve to grant of a general and                         ISSUER          YES          FOR               FOR
unconditional mandate to the Board to raise Funds by
way of debt financing in the PRC in one or multiple
tranches with a maximum amount up to RMB 10 billion
[including RMB 10 billion] [the Debt Financing], the
Debt Financing includes, but not limited to, the
issue of Corporate Bonds, asset securitization
products, loans [the size of the loan to be
determined by the outstanding balance of such loan],
short-term commercial papers, asset-backed notes,
etc, the term of validity of this resolution shall be
 from the date of passing this resolution at the 2008
 AGM to the conclusion of the AGM of the Company for
the year of 2010

PROPOSAL #S2.2A: Authorize the Board to determine and                      ISSUER          YES          FOR               FOR
 deal with the relevant matters relating to the Debt
Financing, including but not limited to: so far as
permitted by Law and Regulations, determine and deal
with all matters relating to the Debt Financing
taking into account the specific needs of the Company
 and the market conditions, including but not limited
 to, the specific arrangements of the Debt Financing,
 the timing of issue, the size, the term, the type,
whether in tranches and the number of tranches, the
interest rate and its basis of determination, the
specific arrangements relating to the use of proceeds
 within the scope approved by the shareholders in the
 AGM, and any other related matters including but not
 limited to the repurchase and redemption provisions,
 the warranty, the rating, the repayment of principle
 and interest, the security arrangements and the
arrangements relating to placing and listing

PROPOSAL #S2.2B: Authorize the Board to determine and                      ISSUER          YES          FOR               FOR
 deal with the relevant matters relating to the Debt
Financing, including but not limited to: take all
such steps which are necessary for and incidental to
the Debt Financing [including, but not limited to,
sign all requisite legal documentations, select and
determine the intermediary institutions, prepare any
relevant application documents to the regulatory
authorities, obtain any approvals from the regulatory
 authorities and make any disclosure of information
in accordance with any applicable laws and
regulations] and ratify the aforementioned acts and
steps to the extent that any of them have already
been approved by the Board

PROPOSAL #S2.2C: Authorize the Board to determine and                      ISSUER          YES          FOR               FOR
 deal with the relevant matters relating to the Debt
Financing, including but not limited to: adjust the
specific proposal and related matters relating to the
 Debt Financing in accordance with the opinion of the
 regulatory authorities in the event of any changes
in the regulatory policies or market conditions, save
 and except any matters which require the re-approval
 by the shareholders in the general meetings as
required by any laws, regulations and the Articles of
 Association of the Company

PROPOSAL #S2.2D: Authorize the Board to determine and                      ISSUER          YES          FOR               FOR
 deal with the relevant matters relating to the Debt
Financing, including but not limited to: the validity
 period of the authorization to the Board relating to
 the Debt Financing shall be from the date of passing
 this resolution at the 2008 AGM to the conclusion of
 the AGM of the Company for the YE 2010

PROPOSAL #S2.2E: Authorize the Board to determine and                      ISSUER          YES          FOR               FOR
 deal with the relevant matters relating to the Debt
Financing, including but not limited to: so far as
the resolutions set out in above (a) to (d) are
approved at the AGM, the grant of authorization by
the Board to any of the Executive Director of the
Company to deal with all such matters relating to the
 Debt Financing under the afore-mentioned scope of

PROPOSAL #S3.1A: Approve, subject to a maximum amount                      ISSUER          YES          FOR               FOR
 up to RMB 10 billion [including RMB 10 billion] of
the Debt Financing set out in Special resolution
numbered [2] above, the issue of  Corporate Bonds of
the Company [the Corporate Bonds]: size of issue: up
to RMB 5 billion [including RMB5 billion] in one or
multiple tranches

PROPOSAL #S3.1B: Approve, subject to a maximum amount                      ISSUER          YES          FOR               FOR
 up to RMB 10 billion [including RMB 10 billion] of
the Debt Financing set out in Special resolution
numbered [2] above, the issue of Corporate Bonds of
the Company [the Corporate Bonds]: any placing
arrangement to existing shareholders: the Corporate
Bonds will not be issued to any existing shareholders
 of the Company on a preferred basis by way of placing

PROPOSAL #S3.1C: Approve, subject to a maximum amount                      ISSUER          YES          FOR               FOR
 up to RMB 10 billion [including RMB 10 billion] of
the Debt Financing set out in Special resolution
numbered [2] above, the issue of Corporate Bonds of
the Company [the Corporate Bonds]: terms: the
Corporate Bonds will have a term not exceeding 15
years and may have single or multiple terms, which
will be determined in accordance with the market
conditions and the Company's capital requirements

PROPOSAL #S3.1D: Approve, subject to a maximum amount                      ISSUER          YES          FOR               FOR
 up to RMB 10 billion [including RMB 10 billion] of
the Debt Financing set out in Special resolution
numbered [2] above, the issue of Corporate Bonds of
the Company [the Corporate Bonds]: use of proceeds:
include but not limited to repayment of debts,
adjusting debt structure and/or supplementing the
general working capital of the Company

PROPOSAL #S3.1E: Approve, subject to a maximum amount                      ISSUER          YES          FOR               FOR
 up to RMB 10 billion [including RMB 10 billion] of
the Debt Financing set out in Special resolution
numbered [2] above, the issue of Corporate Bonds of
the Company [the Corporate Bonds]: validity period:
from the date of approval of this resolution at the
2008 AGM to the AGM of the Company for the year of

PROPOSAL #S3.2A: Authorize the Board to determine and                      ISSUER          YES          FOR               FOR
 deal with the relevant matters relating to the
Corporate Bonds, including but not limited to: so far
 as permitted by laws and regulations, determine and
deal with all matters relating to the issue of
Corporate Bonds taking into account the specific
needs of the Company and the market conditions,
including but not limited to, the specific
arrangements of the issue of Corporate Bonds and the
revision or amendments of the terms and conditions of
 the issue, including but not limited to the size of
issue, the aggregate amount, the price, the interest
rate or its basis of determination, the timing of
issuance, whether to be issued in tranches and the
number of tranches, any repurchase or redemption
provisions, the arrangements of rating, warranty, the
 repayment of principle and interest, the security
arrangements, the listing arrangements and specific
arrangements relating to the use of proceeds within
the scope approved by the shareholders in the AGM

PROPOSAL #S3.2B: Authorize the Board to determine and                      ISSUER          YES          FOR               FOR
 deal with the relevant matters relating to the
Corporate Bonds, including but not limited to: take
all such steps which are necessary for and incidental
 to the issue of Corporate Bonds [including, but not
limited to, sign all requisite legal documentations,
select and determine the intermediary institutions,
prepare any relevant application documents to the
regulatory authorities, obtain any approvals from the
 regulatory authorities, to select the trustee for
the corporate bonds, to sign any entrusting
agreement, to formulate the rules for bonds holders
meeting, to handle other related matters and to
determine and deal with any issues relating to the
listing and trading of the Corporate Bonds after
completion of issue basing on the related rules of
the Stock Exchange, and make any disclosure of
information in accordance with any applicable laws
and regulations] and ratify the aforementioned Acts
and steps to the extent that any of them have already

PROPOSAL #S3.2C: Authorize the Board to determine and                      ISSUER          YES          FOR               FOR
 deal with the relevant matters relating to the
Corporate Bonds, including but not limited to: adjust
 the specific proposal and related matters relating
to the issue of Corporate Bonds and to consider
whether to continue the issue in accordance with the
opinion of the regulatory authorities in the event of
 any changes in the regulatory policies or market
conditions, save and except any matters which require
 the re-approval by the shareholders in the general
meetings as required by any laws, regulations and the
 Articles of Association of the Company

PROPOSAL #S3.2D: Authorize the Board to determine and                      ISSUER          YES          FOR               FOR
 deal with the relevant matters relating to the
Corporate Bonds, including but not limited to: in the
 event that the Company expects that it is unable to
or is required to defer the repayment of the
principle and interest of the Corporate Bonds, the
Board shall carry out the guarantee measures for debt
 repayment according to the applicable PRC laws and
the requirements of the regulatory authorities,
including but not limited to: [1] ceasing the
distribution of dividend to the shareholders of the
Company; [2] putting the incurrence of expenditure of
 capital nature and major investment and acquisition
on hold; [3] adjusting, reducing or ceasing the
payment of salary and bonus to the Directors and
Senior Management Staff; and [4] prohibiting the job
reallocation of the persons whom are directly
responsible, etc

PROPOSAL #S3.2E: Authorize the Board to determine and                      ISSUER          YES          FOR               FOR
 deal with the relevant matters relating to the
Corporate Bonds, including but not limited to:
validity period of the authorization to the Board
relating to the issue of Corporate Bonds shall be
from the date of passing this resolution at the 2008
AGM to the conclusion of the AGM of the Company for
the YE 2010

PROPOSAL #S3.2F: Authorize the Board to determine and                      ISSUER          YES          FOR               FOR
 deal with the relevant matters relating to the
Corporate Bonds, including but not limited to: so far
 as the resolutions set out in above (a) to (e) are
approved at the AGM, the grant of authorization by
the Board to any of the Executive Director of the
Company to deal with all such matters relating to the
 issue of Corporate Bonds under the afore-mentioned
scope of authorization

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BELLE INTL HLDGS LTD
  TICKER:                N/A             CUSIP:     G09702104
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
consolidated financial statements and reports of the
Directors and the Auditors of the Company for the YE
31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Company's Auditor and authorize the Board of
Directors of the Company to fix the Auditor's

PROPOSAL #4.A.1: Re-elect Mr. Sheng Baijiao as an                          ISSUER          YES          FOR               FOR
Executive Director, who retires

PROPOSAL #4.A.2: Re-elect Mr. Chan Yu Ling, Abraham                        ISSUER          YES          FOR               FOR
as an Independent Non-Executive Director, who retires

PROPOSAL #4.B: Appoint Mr. Tang King Loy as an                             ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #4.C: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company to fix the Directors' remuneration

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares in
the Company and to make or grant offers, agreements
and options or Warrants, during and after the
relevant period, not exceeding 10% of the aggregate
nominal amount of the issued share capital of the
Company, otherwise than pursuant to i) a rights
issue; or ii) the exercise of any share option scheme
 or similar arrangement for the time being adopted by
 the Company for the purpose of granting or issuing
shares or rights to acquires shares of the Company to
 the Directors, Officers and/or Employees of the
Company and/or any of its Subsidiaries; or iii) any
scrip dividend or similar arrangement pursuant to the
 Articles of Association of the Company from time to
time; [Authority expires the earlier of the
conclusion of the next AGM or the expiration of the
period within which the next AGM of the Company is
required by the Company's Articles of Association or
any applicable law to be held]

PROPOSAL #6.: Approve the general mandate to the                           ISSUER          YES          FOR               FOR
Directors to exercise during the Relevant Period (as
defined in paragraph (b) below) all the powers of the
 Company to repurchase or otherwise acquire shares in
 the Company in accordance with all applicable laws
and the requirements of the Rules Governing the
Listing of Securities on The Stock Exchange of Hong
Kong Limited, provided that the aggregate nominal
amount of shares so repurchased or otherwise acquired
 shall not exceed 10% of the aggregate nominal amount
 of the share capital of the Company in issue as at
the date of the passing of this resolution;
[Authority expires the earlier of the conclusion of
the next AGM or the expiration of the period within
which the next AGM of the Company is required by the
Company's Articles of Association or any applicable

PROPOSAL #7.: Approve the conditional upon the                             ISSUER          YES        AGAINST           AGAINST
passing of Resolutions Numbered 5 and Numbered 6 set
out in the notice convening this meeting, the
aggregate nominal amount of the shares in the Company
 which are repurchased or otherwise acquired by the
Company pursuant to Resolution Numbered 6 shall be
added to the aggregate nominal amount of the shares
which may be issued pursuant to Resolution Numbered 5

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  ISSUER:                BILFINGER BERGER AG, MANNHEIM
  TICKER:                N/A             CUSIP:     D11648108
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the group financial
 statements, the group annual report, and the reports
 pursuant to Sections 289[4] and 315[4] of the German
 Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distribution profit of EUR 74,392,204 as follows:
payment of a dividend of EUR 2 per no-par share EUR
3,768,000 shall be carried forward ex-dividend and
payable date: 08 MAY 2009

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the Acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of Auditors: a] for the                          ISSUER          NO           N/A               N/A
2009 FY: Ernst + Young AG, Mannheim; b] for the 2009
abbreviated accounts and the interim report: Ernst +
Young AG, Mannheim

PROPOSAL #6.: Resolution on the creation of                                ISSUER          NO           N/A               N/A
authorized capital and the corresponding amendment to
 the Articles of Association the existing authorized
capital I shall be revoked, the Board of Managing
Directors shall be authorized, with the consent of
the Supervisory Board, to increase the share capital
by up to EUR 55,500,000 through the issue of new
bearer no-par shares against contributions in cash
and /or kind, on or before 06 MAY 2014, shareholders
subscription rights may be excluded for the issue of
new shares of up to EUR 22,300,000 in the following
cases: for residual amounts, for the granting of such
 rights to holders of convertible and/or option
rights, for a capital increase of up to 10% of the
share capital against contributions in cash if the
shares are issued at a price not materially below
their market price, and for the issue of shares
against contributions in kind

PROPOSAL #7.: Authorization to acquire own shares the                      ISSUER          NO           N/A               N/A
 Company shall be authorized to acquire own shares of
 up to EUR 11,158,830, at prices not deviating more
than 10% from the market price of the shares, on or
before 06 NOV 2010, the Board of Managing Directors
shall be authorize d to sell the shares in a manner
other than through the stock exchange or a rights
offering if the shares are sold at a price not
materially below their market price, to use the
shares for acquisition purposes or for satisfying
conversion or option rights, and to retire the shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BKW FMB ENERGIE AG, BERN
  TICKER:                N/A             CUSIP:     H07815154
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR                        ISSUER          YES          FOR             AGAINST
NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS
BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE
ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE
COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING
 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND
NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

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  ISSUER:                BKW FMB ENERGIE AG, BERN
  TICKER:                N/A             CUSIP:     H07815154
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, annual                            ISSUER          YES          FOR               FOR
accounts and accounts of the Group 2008, report of
the Auditors

PROPOSAL #2.: Approve the appropriation of the                             ISSUER          YES          FOR               FOR
balance profit

PROPOSAL #3.: Amend the Articles of Association                            ISSUER          YES          FOR               FOR

PROPOSAL #4.: Grant Discharge to the Board of                              ISSUER          YES          FOR               FOR
Directors
PROPOSAL #5.: Elect Mr. Hartmut Geldmacher as the                          ISSUER          YES        AGAINST           AGAINST
Supervisory Board

PROPOSAL #6.: Elect the Auditors                                           ISSUER          YES          FOR               FOR

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  ISSUER:                BORAL LTD NEW
  TICKER:                N/A             CUSIP:     Q16969109
  MEETING DATE:          10/24/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the                        ISSUER          YES        AGAINST           AGAINST
YE 30 JUN 2008

PROPOSAL #2.: Elect Mr. Paul Rayner as a Director,                         ISSUER          YES          FOR               FOR
who retires

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BOURBON SA, PARIS
  TICKER:                N/A             CUSIP:     F11235136
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the management report of the                        ISSUER          YES          FOR               FOR
Board of Directors, the report of the Chairman and
the report of the Statutory Auditors, balance sheet,
income statement, and the annex for the FYE on 31 DEC
 2008, as well as the transactions reflected in these
 accounts and summarized in these reports

PROPOSAL #O.2: Approve the transactions and terms                          ISSUER          YES          FOR               FOR
reflected in these accounts and summarized in these
reports and discharge to the Board Members

PROPOSAL #O.3: Approve the distribution of profits                         ISSUER          YES          FOR               FOR

PROPOSAL #O.4: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the FYE on 31 DEC 2008, as well as the transactions
reflected in these accounts and summarized in the
report of the Board of Directors on the management of
 the Group and in the report of the Statutory Auditors

PROPOSAL #O.5: Receive the special report of the                           ISSUER          YES        AGAINST           AGAINST
Statutory Auditors and the agreements referred to
therein

PROPOSAL #O.6: Approve the attendance allowances                           ISSUER          YES          FOR               FOR

PROPOSAL #O.7: Approve the renewal of Mrs. Dominique                       ISSUER          YES        AGAINST           AGAINST
Senequier's as a Board Member for 3 years

PROPOSAL #O.8: Approve the renewal of Mr. Marc                             ISSUER          YES          FOR               FOR
Francken's as a Board Member for 3 years

PROPOSAL #O.9: Approve the renewal of Mr. Roger                            ISSUER          YES          FOR               FOR
Wright's as a Board Member for 3 years

PROPOSAL #O.10: Appoint Mr. Philippe Sautter as a                          ISSUER          YES        AGAINST           AGAINST
Board Member for 3 years

PROPOSAL #O.11: Approve the Repurchase Program                             ISSUER          YES        AGAINST           AGAINST
decided by the Ordinary and Extraordinary General
Assembly of 30 MAY 2008

PROPOSAL #O.12: Grant powers to the bearer of an                           ISSUER          YES          FOR               FOR
original or extract of this report in order to
accomplish all legal formalities

PROPOSAL #E.13: Approve the share capital increase by                      ISSUER          YES          FOR               FOR
 incorporation of part of the item 'Issue Premium';
allocation of free shares to the shareholders for
every 10 existing shares at the date of the Ordinary
and Extraordinary General Assembly

PROPOSAL #E.14: Amend Article 7 of the Statutes,                           ISSUER          YES          FOR               FOR
relating to the share capital

PROPOSAL #E.15: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
cancel, in 1 or more times, all the shares acquired
by the company pursuant to the implementation of
various shares purchase authorizations, within the
limit of 10% of the share capital

PROPOSAL #E.16: Grant full powers to the bearer of an                      ISSUER          YES          FOR               FOR
 original or extract of this report in order to
accomplish all legal formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BOURSORAMA, BOULOGNE BILLANCOURT
  TICKER:                N/A             CUSIP:     F1140M138
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive the report of the Board of                          ISSUER          YES          FOR               FOR
Directors and the Auditors, and approve the Company's
 financial statements for the YE 31 DEC 2008, as
presented showing earnings for the FY of EUR
26,400,000.00

PROPOSAL #O.2: Approve to resolve appropriate the                          ISSUER          YES          FOR               FOR
profit for the year of EUR 26,400,000.00 to the
retained earnings account; in accordance with the
regulations in force, the shareholders' meeting
recalls that no dividend was paid for the previous 3
fiscal years

PROPOSAL #O.3: Receive the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors and the Auditors, and approve the
consolidated financial statements for the said FY, in
 the form presented to the meetings showing a net
income [group share] of EUR 49,900,000.00

PROPOSAL #O.4: Receive the special report of the                           ISSUER          YES          FOR               FOR
Auditors on agreements governed by Article L.225-38
of the French Commercial Code, and approve the
agreements entered into with Societe Generale and
Sgam and the agreement previously approved which

PROPOSAL #O.5: Receive the special report of the                           ISSUER          YES          FOR               FOR
Auditors on agreements governed by Article L.225-38
of the French Commercial Code, and approve the
agreements entered into with Caixa and the operation
referred to therein

PROPOSAL #O.6: Approve to ratify the co-optation of                        ISSUER          YES        AGAINST           AGAINST
Mr. Jean-Pierre Mustier as a Director, to replace Mr.
 Philippe Collas, for the remainder of Mr. Philippe
Collas's term of office, i.e. until the shareholders'
 meeting called to approve the financial statements
for the FYE 31 DEC 2009

PROPOSAL #O.7: Appoint Mr. Jean-Francois Sammarcelli                       ISSUER          YES        AGAINST           AGAINST
as a Director, for a 6-year period

PROPOSAL #O.8: Authorize the Board of Directors to                         ISSUER          YES        AGAINST           AGAINST
buy back the Company's shares on the open market,
subject to the conditions described below: maximum
purchase price: EUR 15.00, maximum number of shares
to be acquired: 10% of the share capital, i.e.
8,692,553 shares maximum funds invested in the share
buybacks: EUR 130,388,295.00; [Authority expires for
an 18-month period]; this authorization cancels the
remaining unspent period and replaces the
authorization granted by the shareholders' meeting of
 19 MAY 2008 in its Resolution 7

PROPOSAL #E.9: Authorize the Board of Directors to                         ISSUER          YES        AGAINST           AGAINST
grant, in 1 or more transactions, in favour of
employees and Corporate Officers of Boursorama and
related Companies, options giving the right either to
 subscribe for new shares in the Company, or to
purchase existing shares, it being provided that the
options shall not give rights to a total number of
shares, which shall exceed 3% o f the share capital;
[Authority expires for a 38-month period]; this
authorization cancels the remaining unspent period
and replaces the 1 granted by the shareholders'
meeting of 16 MAY 2006 in its Resolution 6

PROPOSAL #E.10: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
grant, for free, on 1 or more occasions, existing or
future shares, in favour of the employees and the
executive corporate officers of the Company and
related Companies; they may not represent more than
1% o f the share capital; [Authority expires for a
38-month period]; this authorization cancels the
remaining unspent period and replaces the 1 granted
by the shareholders' meeting of 16 MAY 2006 in its
Resolution 7

PROPOSAL #E.11: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital, on 1 or more occasions,
at its sole discretion, in favour of employees of the
 Company any who are members of a Company Savings
Plan; [Authority expires for a 26-month period]; and
for a nominal amount that shall not exceed EUR
500,000.00; this authorization supersedes the
authorization granted by the shareholders' meeting of
 16 MAY 2006 in its Resolution 8

PROPOSAL #E.12: Grant full powers to the bearer of an                      ISSUER          YES          FOR               FOR
 original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and
other formalities prescribed by Law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BPP HOLDINGS PLC, LONDON
  TICKER:                N/A             CUSIP:     G12824101
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the accounts and                           ISSUER          YES          FOR               FOR
reports of the Directors of the Company [the
Directors] and the Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Approve the Directors remuneration                           ISSUER          YES          FOR               FOR
report, as specified and accounts for the YE 31 DEC
2008

PROPOSAL #3.: Declare a final dividend of 16.3 pence                       ISSUER          YES          FOR               FOR
per ordinary share of 10p each in the capital of the
Company [an ordinary share]

PROPOSAL #4.: Re-appoint Ernst & Young LLP as the                          ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to fix their
remuneration

PROPOSAL #5.: Re-appoint Mr. Chris Ross-Roberts as a                       ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Article 84 of the Articles of Association of the
Company [the Articles]

PROPOSAL #6.: Re-appoint Mr. John Warren as a                              ISSUER          YES          FOR               FOR
Director, who retires in accordance with the Article
84 of the Articles

PROPOSAL #7.: Re-appoint Dr. J. Nicola Nicholls as a                       ISSUER          YES          FOR               FOR
Director, who was appointed as a Director by the
Board since the last AGM and is retiring in
accordance with the Article 90 of the Articles

PROPOSAL #8.: Authorize the Directors, in place of                         ISSUER          YES          FOR               FOR
all existing authorities [but, for the avoidance of
doubt, prejudice to any existing offer or agreement
which will or may require relevant securities to be
allotted pursuant to an existing authority] and
pursuant to Section 80 of the Companies Act 1985 [the
 Act], to allot relevant securities [Section 80 of
the Act] up to an aggregate nominal amount of GBP
1,631,756.50; [Authority expires on 30 JUL 2010 or,
if sooner, the end of the next AGM of the Company];
and the Company may make an offer or agreement which
would or might require relevant securities and the
Directors may allot relevant securities after the
expiry of this authority in pursuance of such an
offer or agreement made prior to such expiry

PROPOSAL #S.9: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
the passing of Resolution 8 as specified [but, for
the avoidance of doubt, without prejudice to any
existing offer or agreement which will or may require
 relevant securities to be allotted as if Section
89(1) of the Act did not pursuant to an existing
authority] pursuant to Section 95 of the Act, to
allot equity securities [Section 94[2] and 94[3A] of
the Act] for cash, pursuant to the authority
conferred by Resolution 8 as if Section 89(1) of the
Act did not apply to such allotment, provided further
 that the power shall be limited to the allotment of
equity securities: i) in connection with an issue by
way of rights [including, without limitation, under a
 right issue, open offer or similar arrangement] in
favor of holders of ordinary shares; and ii) up to an
 aggregate nominal amount of approximately GBP
255,537.770; and the Directors may allot equity
securities after the expiry of this authority in
pursuance of such an offer or agreement made prior to
 such expiry; this power applies in relation to a
sale of shares which is an allotment of equity
securities by virtue of Section 94[3A] of the Act as

PROPOSAL #S.10: Authorize the Company, pursuant to                         ISSUER          YES          FOR               FOR
Section 166 of the Act to make market purchases
[Section 163(3) of the Act] of its ordinary share on
such terms and in such manner as the Director shall
determine, provided that: i) the maximum number of
ordinary shares to be purchased is 4,895,270; ii) the
 maximum price which may be paid for each ordinary
shares shall be not more than the higher of: 5% above
 the average of the middle market quotations for an
ordinary share [as derived from the Stock Exchange
Daily Official List] for the 5 business days
immediately before the day on which the purchase is
made [in each case exclusive of expenses]; and that
stipulated in the Article 5(1) of the buy-back and
stabilization regulation [being a price higher than
the higher of the price of the last independent trade
 and the highest current independent did on the
trading venues where the purchase is carried out], in
 each case exclusive of expenses; iii)the a minimum
price which may be paid for each ordinary share shall
 be 10p; and [Authority shall expire on 30 JUL 2010
or, if sooner, the end of the next AGM of the
Company]; the Company before the expiry may make a
contract to purchase ordinary shares which will or
may be executed wholly or partly after such expiry

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BUCHER INDUSTRIES AG, NIEDERWENINGEN
  TICKER:                N/A             CUSIP:     H10914176
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, the accounts                      ISSUER          YES          FOR               FOR
 of the Group and the annual accounts 2008

PROPOSAL #2.: Grant discharge to the Board of                              ISSUER          YES          FOR               FOR
Directors
PROPOSAL #3.: Approve the appropriation of the                             ISSUER          YES          FOR               FOR
balance profit

PROPOSAL #4.: Re-elect the Members of the Board of                         ISSUER          YES        AGAINST           AGAINST
Directors

PROPOSAL #5.: Elect the Auditors                                           ISSUER          YES          FOR               FOR

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  ISSUER:                BUCHER INDUSTRIES AG, NIEDERWENINGEN
  TICKER:                N/A             CUSIP:     H10914176
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report and                                ISSUER          YES          FOR               FOR
consolidated and statutory financial statements for
2008

PROPOSAL #2.: Grant discharge to the Members of the                        ISSUER          YES          FOR               FOR
Board of Directors for the 2008 FY

PROPOSAL #3.: Approve that the retained earnings of                        ISSUER          YES          FOR               FOR
CHF 160,484,653 be appropriated as follows: CHF 4.50
per dividend-bearing share-CHF 46,309,050; transfer
to distributable reserve-CHF 61,000,000; balance to
be carried forward-CHF 53,175,603; total-CHF
160,484,653; the dividend will be paid from 21 APR
2009, 35% withholding tax will be deducted

PROPOSAL #4.a: Re-elect Mr. Claude R. Cornaz as a                          ISSUER          YES          FOR               FOR
Member of the Board of Directors for another three-
year term of office

PROPOSAL #4.b: Re-elect Mr. Kurt E. Siegenthaler as a                      ISSUER          YES        AGAINST           AGAINST
 Member of the Board of Directors for another three-
year term of office

PROPOSAL #4.c: Re-elect Mr. Heinrich Spoerry as a                          ISSUER          YES          FOR               FOR
Member of the Board of Directors for another three-
year term of office

PROPOSAL #5.: Elect PricewaterhouseCoopers AG, Zurich                      ISSUER          YES          FOR               FOR
 as the Statutory Auditors for the 2009 FY

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  ISSUER:                CARILLION PLC, WOLVERHAMPTON
  TICKER:                N/A             CUSIP:     G1900N101
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts for the YE 31 DEC                       ISSUER          YES          FOR               FOR
2008 together with the Directors' and the Auditors'
reports

PROPOSAL #2.: Approve the remuneration report for the                      ISSUER          YES          FOR               FOR
 YE 31DEC 2008

PROPOSAL #3.: Re-elect Mr. David Ossian Maloney as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Re-elect Ms. Vanda Murray as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-appoint KPMG Audit Plc as the                             ISSUER          YES          FOR               FOR
Auditor of the Company, to hold office until the
conclusion of the next general meeting at which
accounts are laid before the Company

PROPOSAL #6.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the remuneration of KMPG Audit Plc as the Auditor for
 the period of appointment

PROPOSAL #7.: Declare a final dividend of 8.9 pence                        ISSUER          YES          FOR               FOR
per share on the ordinary shares

PROPOSAL #8.: Approve to increase the authorized                           ISSUER          YES          FOR               FOR
share capital of the Company to GBP 350,000,000 by
the creation of 175,000,000 additional ordinary
shares of 50 pence each

PROPOSAL #9.: Authorize the Board to allot relevant                        ISSUER          YES          FOR               FOR
securities [as defined in the Companies Act 1985]: up
 to a nominal amount of GBP 65,952,362; and
comprising equity securities [as defined in the
Companies Act 1985] up to a nominal amount of GBP
131,904,725 [after deducting from such limit any
relevant securities allotted this resolution] in
connection with an offer by way of a rights issue: i)
 to ordinary shareholders in proportion [as nearly as
 may be practicable] to their existing holdings; and
ii) to holders of other equity securities as required
 by the rights of those securities or as the Board
otherwise considers necessary, but so that the Board
may impose any limits or restrictions and make any
arrangements which it considers necessary or
appropriate to deal with treasury shares, fractional
entitlements, record dates and any legal, regulatory
or practical problems in, or under the laws of, any
territory or any other matter; [Authority expires at
the earlier of the conclusion of the next AGM or
until the close of business on 23 JUN 2010] the
Company may make offers and enter into agreements
during the relevant period which would, or might,
require relevant securities to be allotted after the
authority ends and the Board may allot relevant
securities under any such offer or agreement as if

PROPOSAL #10.: Authorize the Company, and each                             ISSUER          YES          FOR               FOR
Company which is or becomes its subsidiary during the
 period to which this resolution relates, in
accordance with Section 366 and Section 367 of the
Companies Act 2006 [the Act], during the period
commencing on the date of this AGM and ending on the
earlier of 31 MAY 2010 and the date of the Company's
next AGM to: make political donations to political
parties not exceeding GBP 100,000 in total; make
political donations to political organizations other
than political parties not exceeding GBP 100,000 in
total; and/or incur political expenditure not
exceeding GBP 100,000 in total, but such that the
total aggregate amount shall not in any case exceed
GBP 100,000, for the purposes of this resolution, the
 terms 'political donation', 'political parties',
'political organization' and 'political expenditure'
have the meanings given by Sections 363 to 365 of the

PROPOSAL #S.11: Authorize the Board, if Resolution 9                       ISSUER          YES          FOR               FOR
is passed, to allot equity securities [as defined in
the Companies Act 1985] for cash under the authority
given by that resolution and/or where the allotment
constitutes an allotment of equity securities by
virtue of Section 94(3A) of the Companies Act 1985,
free of the restriction in Section 89(1) of the
Companies Act 1985, such power to be limited: a) to
the allotment of equity securities in connection with
 an offer of equity securities [but, in the case of
the authority granted under the Resolution 9, by way
of a rights issue only]; i) to ordinary shareholders
in proportion [as nearly as may be practicable] to
their existing holdings; and ii) to holders of other
equity securities, as required by the rights of those
 securities or as the Board otherwise considers
necessary, but so that the Board may impose any
limits or restrictions and make any arrangements
which it considers necessary or appropriate to deal
with treasury shares, fractional entitlements, record
 dates, and any legal, regulatory or practical
problems in, or under the laws of, any territory or
any other matter; and b) in the case of the authority
 granted under the Resolution 9, to the allotment
[otherwise than under this resolution] of equity
securities up to a nominal amount GBP 9,892,854
[Authority expires at the earlier of the conclusion
of the next AGM or until the close of business on 23
JUN 2010] but during this period the Company may make
 offers, and enter into agreements, which would, or
might, require equity securities to be allotted after
 the power ends and the Board may allot equity
securities under any such offer or agreement as if

PROPOSAL #S.12: Authorize the Company to make market                       ISSUER          YES          FOR               FOR
purchases [within the meaning of Section 163(3) of
the Companies Act 1985 or, after 01 OCT 2009, Section
 693(4) of the Companies Act 2006] of ordinary shares
 of 50 pence each in the capital of the Company
[Ordinary Shares] provided that: the maximum number
of Ordinary Shares authorized to be acquired is
39,571,417; the minimum price which may be paid for
each Ordinary Share is 50 pence [exclusive of
expenses]; the maximum price (exclusive of expenses)
which may be paid for each Ordinary Share is, in
respect of a share contracted to be purchased on any
day, an amount equal to the higher of 105 % of the
average of the middle market quotations for the
Ordinary Shares taken from the Daily Official List of
 the London Stock Exchange for the 5 business days
before the purchase is made; and the higher of the
last independent trade and the highest current
independent bid on the London Stock Exchange Official
 List at the time the purchase is carried out;
[authority expire at the conclusion of the next AGM
of the Company hled after the date on which this
resolution is passed or, if earlier, 15 months after
that date] and the Company may make a contract of
purchase for Ordinary Shares under this authority
before this authority expires which will or may be
executed wholly or partly after its expiration

PROPOSAL #S.13: Approve that a general meeting other                       ISSUER          YES          FOR               FOR
than an AGM may be called on not less than 14 clear
days' notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CENTROTHERM PHOTOVOLTAICS AG, BLAUBEUREN
  TICKER:                N/A             CUSIP:     D1498H105
  MEETING DATE:          6/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the group financial
 statements, the group annual report and the reports
pursuant to Sections 289[4] and 315[4] of the German
Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distributable profit of EUR 14,473,303.60 as follows:
 EUR 14,473,303.60 shall be carried forward

PROPOSAL #3.: Ratification of the acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2009                         ISSUER          NO           N/A               N/A
FY: Roeverbroenner KG, Berlin

PROPOSAL #6.: Authorization to acquire own shares,                         ISSUER          NO           N/A               N/A
the Company shall be authorized to acquire own shares
 of up to 10 % Of the share capital, at prices not
deviating more than 10% from the market price of the
shares, on or before 29 DEC 2010, the Board of
Managing Directors shall be authorized to dispose of
the shares in a manner other than the Stock Exchange
or a rights offering if they are sold at a price not
materially below their market price, to use the
shares for mergers and acquisitions or for satisfying
 conversion or option rights, and to retire the shares

PROPOSAL #7.: Resolution on the creation of                                ISSUER          NO           N/A               N/A
authorized capital and the corresponding amendment to
 the Articles of Association, the Board of Managing
Directors shall be authorized, with the consent of
the Supervisory Board, to increase the share capital
by up to EUR 7,743,573 through the issue of new
bearer no-par shares against contributions in cash
and/or kind, on or before 29 JUN 2014 [authorized
capital II], shareholders, statutory subscription
rights may be excluded for residual amounts and for
the issue of shares in connection with mergers and

PROPOSAL #8.: Resolution on the authorization to                           ISSUER          NO           N/A               N/A
issue warrant or convertible bonds, the creation of
contingent capital, and the corresponding amendment
to the Articles of Association, the Board of Managing
 Directors shall be authorized, with the consent of
the Supervisory Board, to issue bearer bonds of up to
 EUR 250,000,000 conferring convertible or option
rights for shares of the Company, on or before 29 JUN
 2014, shareholders shall be granted subscription
rights except for residual amounts, for the granting
of such rights to holders of option or convertible
rights and for the issue of bonds conferring
convertible or option rights for shares of the
Company of up to 10% of the share capital at a price
not materially below their theoretical market value,
the Companys share capital shall be increased
accordingly by up to EUR 2,116,238 through the issue
of up to 2,116,238 new bearer no-par shares, insofar
as convertible or option rights are exercised

PROPOSAL #9.: Resolution on the remuneration for the                       ISSUER          NO           N/A               N/A
Supervisory Board as of the 2009 FY, each Member of
the Supervisory Board shall receive a fixed annual
remuneration of EUR 20,000 [the Chairman of the
Supervisory Board shall receive twice, and the Deputy
 Chairman one and a half times, this amount] and an
attendance fee of EUR 1,000 per Board Meeting

PROPOSAL #10.: Amendments to the Articles of                               ISSUER          NO           N/A               N/A
Association in accordance with the implementation of
the shareholders, rights act [ARUG]: a] Section 13,
in respect of the convocation of the shareholders
meeting being published in the electronic federal
gazette at least 36 days prior to the meeting; b]
Section 14, in respect of shareholders being entitled
 to participate and vote at the shareholders meeting
if they register with the Company by the sixth day
prior to the meeting and provide evidence of their
shareholding as per the statutory record date; c]
Section 15, in respect of the Board of Managing
Directors being authorized to allow the shareholders
to participate in and vote at the shareholders
meeting by way of electronic means of communication;
d] Section 16, in respect of proxy- voting
instructions being issued in written form unless

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA EVERBRIGHT LTD
  TICKER:                N/A             CUSIP:     Y1421G106
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the Audited                             ISSUER          YES          FOR               FOR
Financial Statements, Directors' Report and
Independent Auditor's Report for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.A: Re-elect Mr. Wang Weimin as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.B: Re-elect Mr. Seto Gin Chung, John as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.C: Re-elect Dr. Lin Zhijun as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.D: Authorize the Board to fix the                              ISSUER          YES          FOR               FOR
remuneration of Directors

PROPOSAL #4.: Re-appoint Auditors and authorize the                        ISSUER          YES          FOR               FOR
Board to fix the remuneration of Auditors

PROPOSAL #5.: Authorize the Directors, pursuant to                         ISSUER          YES        AGAINST           AGAINST
Section 57B, to allot, issue and deal with additional
 shares of HKD 1.00 in the share capital of the
Company or securities convertible into shares or
options, warrants or similar rights to subscribe for
shares and make or grant offers, agreements and
options during and after the relevant period, not
exceeding 20% of the aggregate nominal amount of the
issued share capital of the Company, otherwise than
pursuant to i) a rights issue; or ii) the exercise of
 subscription or conversion rights attached to any
warrants or securities; or iii) the exercise of
options or similar arrangement; or iv) any scrip
dividend or similar arrangement; [Authority expires
the earlier of the conclusion of the next AGM or the
expiration of the period within which the next AGM is

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to repurchase shares of HKD 1.00 of the Company
during the relevant period, on the Stock Exchange of
Hong Kong Limited or any other stock exchange on
which the shares of the Company have been or may be
listed and recognized by the Securities and Futures
Commission under the Hong Kong Code on share
repurchases for such purposes, subject to and in
accordance with all applicable laws and regulations,
at such price as the Directors may at their
discretion determine in accordance with all
applicable laws and regulations, not exceeding 10% of
 the aggregate nominal amount of the issued share
capital of the Company; [Authority expires the
earlier of the conclusion of the AGM of the Company
or the expiration of the period within which the next

PROPOSAL #7.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 subject to the passing of Ordinary Resolutions 5.1
and 5.2 set out in the notice convening this meeting,
 the general mandate granted to allot, issue and deal
 with additional shares in the Company pursuant to
Ordinary Resolution 5.O.1 set out in the notice
convening this meeting be and is hereby extended by
the addition thereto of an amount representing the
aggregate nominal amount of shares in the Company
repurchased by the Company under the authority
granted pursuant to Ordinary Resolution 5.O.2 set out
 in the notice convening this meeting, provided that
such amount shall not exceed 10% of the aggregate
nominal amount of the issued share capital of the
Company as at the date of passing the said Ordinary

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA INS INTL HLDGS CO LTD
  TICKER:                N/A             CUSIP:     Y1456Z128
  MEETING DATE:          7/15/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Capital                               ISSUER          YES          FOR               FOR
Contribution Agreement dated 20 JUN 2008 entered into
 between China Insurance [Holdings] Company, Limited,
 the Company, Industrial and Commercial Bank of China
 [Asia] Limited and The Tai Ping Insurance Company,
Limited, [The Agreement] and the transactions
contemplated thereunder and the implementation
thereof; and authorize the Directors of the Company,
for and on behalf of the Company, to do all such acts
 and things, to sign and execute all such documents,
instruments and agreements and to take all such steps
 as they may consider necessary, appropriate,
desirable or expedient to give effect to or in
connection with the Agreement and all other matters

PROPOSAL #2.: Approve and ratify the Option Deed                           ISSUER          YES          FOR               FOR
dated 20 JUN 2008 entered into between China
Insurance [Holdings] Company, Limited, the Company
and Industrial and Commercial Bank of China [Asia]
Limited, [the Option Deed] and the transactions
contemplated thereunder and the implementation
thereof; and authorize the Directors of the Company
for and on behalf of the Company to do all such acts
and things, to sign and execute all such documents,
instruments and agreements and to take all such steps
 as they may consider necessary, appropriate,
desirable or expedient to give effect to or in
connection with the Option Deed and all other matters
 incidental thereto

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA INS INTL HLDGS CO LTD
  TICKER:                N/A             CUSIP:     Y1456Z128
  MEETING DATE:          12/9/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Joint Bidding                         ISSUER          YES          FOR               FOR
Agreement and the Supplemental Agreement [as
specified], and the transactions contemplated there
under and the implementation thereof; and authorize
the Directors of the Company to sign, execute,
perfect and deliver all such documents and do all
such deeds, acts, matters, and things as they may in
their absolute discretion consider necessary or
desirable for the purpose of or in connection with
the implementation of the Joint Bidding Agreement and
 the Supplemental Agreement, and all other
transactions and other matters contemplated under or
ancillary to the Joint Bidding Agreement and the
Supplemental Agreement, to waive compliance from
and/or agree to any amendment or supplement to any of
 the provisions of the Joint Bidding Agreement and
the Supplemental Agreement, which in their opinion is
 not of a material nature and to effect or implement
any other matters referred to in this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA INS INTL HLDGS CO LTD
  TICKER:                N/A             CUSIP:     Y1456Z128
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements and the report of the Directors and the
Independent Auditor's report for the YE 31 DEC 2008

PROPOSAL #2.A: Re-elect Mr. Xie Yiqun as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #2.B: Re-elect Mr. He Zhiguang as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.C: Re-elect Mr. Ng Yu Lam Kenneth as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.D: Re-elect Mr. Li Tao as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #2.E: Re-elect Dr. Wu Jiesi as a Director                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.F: Re-elect Mr. Lau Wai Kit as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.G: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors' fees

PROPOSAL #3.: Re-appoint Deloitte Touche Tohmatsu as                       ISSUER          YES          FOR               FOR
the Auditors and to authorize the Board of Directors
to fix their remuneration

PROPOSAL #4.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot, issue or otherwise deal with any unissued
shares in the capital of the Company and to make or
grant offers, agreements, options and other rights or
 issue warrants which may require the exercise of
such powers be and is hereby generally and
unconditionally approved; authorize the Directors of
the Company during the relevant period to make or
grant offers, agreements and/or options which may
require the exercise of the powers of the Company
referred to in that paragraph at any time during or
after the end of the relevant period; approve the
aggregate nominal amount of unissued shares in the
capital of the Company which may be allotted, issued
or otherwise dealt with by the Directors of the
Company during the relevant period, otherwise than
pursuant to a Rights Issue [as specified] or an issue
 of shares pursuant to the exercise of subscription
rights attaching to any warrants issued by the
Company or of any options which may be granted under
any share option scheme or any other option scheme or
 similar arrangement for the time being adopted for
the grant or issue to the grantees as specified in
such scheme or similar arrangement of shares or
rights to acquire shares or any scrip dividend
schemes or similar arrangements providing for the
allotment and issue of shares in lieu of the whole or
 part of a dividend on shares in accordance with the
Articles of association of the Company or a specific
authority granted by the shareholders of the Company
in general meeting, shall not exceed the aggregate of
 20% of the aggregate nominal amount of the share
capital of the Company in issue as at the date of
passing this Resolution; [Authority expires whichever
 is earlier at the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by the
Articles of Association of the Company or by Law to

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to repurchase shares on The Stock Exchange of Hong
Kong; approve the aggregate nominal amount of shares
which may be repurchased shall not exceed 10% of the
aggregate nominal amount of the share capital of the
Company in issue as at the date of passing this
resolution, and the said approval shall be limited
accordingly; [Authority expires earlier at the
conclusion of the next AGM of the meeting or the
expiration of the period within which the next AGM of
 the Company is required by the Articles of
Association of the Company or by Law to be held]

PROPOSAL #6.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of Resolutions No. 4 and No. 5 set out above, the
general mandate to the Directors of the Company to
exercise the powers of the Company to allot, issue
and otherwise deal with shares in the capital of the
Company and to make, issue or grant offers,
agreements, options and/or warrants which might
require the exercise of such powers in accordance
with Resolution No. 4 above be and is hereby extended
 by the addition to the total nominal amount of share
 capital which may be allotted or agreed
conditionally or unconditionally to be allotted by
the Directors of the Company pursuant to such general
 mandate an amount representing the total nominal
amount of shares in the capital of the Company
purchased by the Company pursuant to the exercise by
the Directors of the Company in accordance with
Resolution No. 5 above of the powers of the Company
to purchase such shares, provided that such amount
shall not exceed 10% of the aggregate nominal amount
of the share capital of the Company in issue as at
the date of passing this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA MENGNIU DAIRY CO LTD
  TICKER:                N/A             CUSIP:     G21096105
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
financial statements and the reports of the Directors
 and the Auditors for the YE 31 DEC 2008

PROPOSAL #2.a: Re-elect Mr. Yang Wenjun as a Director                      ISSUER          YES          FOR               FOR
 and authorize the Board of Directors of the Company
to fix his remuneration

PROPOSAL #2.b: Re-elect Mr. Yao Tongshan as a                              ISSUER          YES          FOR               FOR
Director and authorize the Board of Directors of the
Company to fix his remuneration

PROPOSAL #2.c: Re-elect Mr. Bai Ying as a Director                         ISSUER          YES        AGAINST           AGAINST
and authorize the Board of Directors of the Company
to fix his remuneration

PROPOSAL #2.d: Re-elect Mr. Julian Juul Wolhardt as a                      ISSUER          YES          FOR               FOR
 Director and authorize the Board of Directors of the
 Company to fix his remuneration

PROPOSAL #2.e: Re-elect Mr. Zhang Julin as a Director                      ISSUER          YES          FOR               FOR
 and authorize the Board of Directors of the Company
to fix his remuneration

PROPOSAL #2.f: Re-elect Mr. Liu Fuchun as a Director                       ISSUER          YES          FOR               FOR
and authorize the Board of Directors of the Company
to fix his remuneration

PROPOSAL #2.g: Re-elect Mr. Zhang Xiaoya as a                              ISSUER          YES          FOR               FOR
Director and authorize the Board of Directors of the
Company to fix his remuneration

PROPOSAL #3.: Re-appoint Ernst and Young as the                            ISSUER          YES          FOR               FOR
Auditors of the Company and authorize the Board of
Directors of the Company to fix their remuneration

PROPOSAL #4.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
during the relevant period to repurchase shares of
HKD 0.10 each in the capital of the Company [Shares]
on The Stock Exchange of Hong Kong Limited [the Stock
 Exchange] or on any other stock exchange on which
the securities of the Company may be listed and
recognized by the Securities and Futures Commission
of Hong Kong and the Stock Exchange for this purpose,
 subject to and in accordance with applicable laws
and the requirements of the Rules Governing the
Listing of Securities on the Stock Exchange or of any
 other stock exchange as amended from time to time;
shall not exceed 10% of the aggregate nominal amount
of the share capital of the Company in issue at the
date of passing this Resolution 4 as specified; and
[Authority expires at the earlier of the conclusion
of the next AGM of the Company or the expiration of
the period within which the next AGM of the Company
is required by its Articles of Association or by any
applicable Laws to be held]

PROPOSAL #5.: Authorize the Directors to allot, issue                      ISSUER          YES        AGAINST           AGAINST
 and deal with additional shares and to make or grant
 offers, agreements, options and warrants which might
 require the exercise of such power, during and after
 the relevant period, shall not exceed of 20% of the
aggregate nominal amount of the share capital of the
Company in issue at the date of passing this
Resolution 5, otherwise than pursuant to, i] a rights
 issue [as specified], ii] any option scheme or
similar arrangement for the time being adopted for
the grant or issue to officers and/or employees of
the Company and/or any of its subsidiaries of shares
or rights to acquire shares or iii] any scrip
dividend or similar arrangement providing for the
allotment of shares in lieu of the whole or part of a
 dividend on shares in accordance with the Articles
of Association of the Company; [Authority expires at
the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by its
Articles of Association or by any applicable Law[s]

PROPOSAL #6.: Approve, subject to the passing of                           ISSUER          YES        AGAINST           AGAINST
Resolutions 4 and 5, to extend the general mandate
referred to in Resolution 5, by the addition to the
aggregate nominal amount of the share capital of the
Company which may be allotted or agreed to be
allotted by the Directors of the Company pursuant to
such general mandate an amount representing the
aggregate nominal amount of shares repurchased by the
 Company pursuant to the general mandate referred to
in Resolution 4 above provided that such amount shall
 not exceed 10% of the existing issued share capital
of the Company at the date of passing this Resolution

PROPOSAL #7.: Approve, subject to and conditional                          ISSUER          YES        AGAINST           AGAINST
upon the Listing Committee of the Stock Exchange of
Hong Kong Limited granting, for the listing of, and
permission to deal in, the shares in the share
capital of the Company to be issued pursuant to the
exercise of options which may be granted under the
Share Option Mandate Limit [as specified below], the
refreshment of the limit in respect of the granting
of share options under the Share Option Scheme of the
 Company adopted on 28 JUN 2005 [the Share Option
Scheme] and all other share option scheme up to 10%
of the number of shares in issue at the date of the
passing of this resolution [the Share Option Mandate
Limit]; authorize any Director of the Company to do
all such acts and execute all such documents to
effect the Share Option Mandate Limit; and authorize
the Directors of the Company, subject to compliance
with the Rules Governing the Listing of Securities on
 the Stock Exchange of Hong Kong Limited, to grant
options under the Share Option Scheme up to the Share
 Option Mandate Limit and to exercise all powers of
the Company to allot, issue and deal with shares of
the Company pursuant to the exercise of such options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA NATL BLDG MATL CO LTD
  TICKER:                N/A             CUSIP:     Y15045100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the report of the                        ISSUER          YES          FOR               FOR
Board of Directors of the Company [the Board] for the
 YE 31 DEC 2008

PROPOSAL #2.: Receive and approve the report of the                        ISSUER          YES          FOR               FOR
Supervisory Committee of the Company for the YE 31
DEC 2008

PROPOSAL #3.: Receive and approve the report of the                        ISSUER          YES          FOR               FOR
Auditors and audited financial statements of the
Company for the YE 31 DEC 2008

PROPOSAL #4.: Approve the proposed profit                                  ISSUER          YES          FOR               FOR
distribution plan and the final dividend distribution
 plan of the Company for the YE 31 DEC 2008 and
authorize the Board to distribute such final dividend
 to the shareholders of the Company

PROPOSAL #5.: Authorize the Board to deal with all                         ISSUER          YES          FOR               FOR
matters in relation to the Company's distribution of
interim dividend for the year 2009 in its absolute
discretion [including, but not limited to,
determining whether to distribute interim dividend
for the year 2009]

PROPOSAL #6.: Approve the continuation of appointment                      ISSUER          YES          FOR               FOR
 of Vocation International Certified Public
Accountants Co., Ltd. as the PRC Auditors of the
Company and UHY Vocation HK CPA Limited as the
International Auditors of the Company, to hold office
 until the conclusion of the next AGM of the Company
and authorize the Board to determine their

PROPOSAL #S.7: Approe , [a] subject to paragraph [c]                       ISSUER          YES        AGAINST           AGAINST
and in accordance with the relevant requirements of
the Rules Governing the Listing of Securities on The
Stock Exchange of Hong Kong Limited [Listing Rules],
the Articles of Association of the Company and the
applicable laws and regulations of the PRC, the
exercise by the Board during the Relevant Period of
all the powers of the Company to allot, issue and
deal with, either separately or concurrently,
additional Domestic Shares and H Shares and to make
or grant offers, agreements, options and rights of
exchange or conversion which might require the
exercise of such powers be hereby generally and
unconditionally approved; [b] the approval in
paragraph [a] to make or grant offers, agreements,
options and rights of exchange or conversion which
might require the exercise of such powers after the
end of the Relevant Period; [c] each of the aggregate
 nominal amounts of domestic shares and H Shares
allotted, issued and dealt with or agreed
conditionally or unconditionally to be allotted,
issued and dealt with [whether pursuant to an option
or otherwise] by the Board pursuant to the approval
granted in paragraph [a] shall not exceed 20% of each
 of the aggregate nominal amounts of domestic shares
and H Shares in issue at the date of passing this
resolution, otherwise than pursuant to [i] a rights
issue or [ii] any scrip dividend or similar
arrangement providing for allotment of shares in lieu
 of the whole or part of a dividend on shares of the
Company in accordance with the Articles of
Association of the Company; and [d] for the purposes
of this resolution: Relevant Period means the period
from the passing of this resolution until whichever
is the earliest of: [i] the conclusion of the next
AGM of the Company; [ii] the expiration of the period
 within which the next AGM of the Company is required
 by the Articles of Association of the Company or
other applicable laws to be held; or [iii] the
revocation or variation of the authority given under
this resolution by a special resolution of the
Company in general meeting Rights Issue means an
offer of shares open for a period fixed by the
Directors to holders of shares on the register on a
fixed record date in proportion to their then
holdings of such shares [subject to such exclusions
or other arrangements as the Directors may deem
necessary or expedient in relation to fractional
entitlements or having regard to any restrictions or
obligations under the laws, or the requirements, of
any recognized regulatory body or any stock exchange
in any territory outside Hong Kong] and an offer,
allotment or issue of shares by way of rights shall
be construed accordingly [B] and to make
corresponding amendments to the Articles of
Association of the Company as it thinks fit so as to
reflect the new share capital structure upon the
allotment or issuance of shares as provided in sub-

PROPOSAL #S.8: Amend the Article 8.9, 17.5, 18.10,                         ISSUER          YES          FOR               FOR
26.1, 26.2 as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA RESOURCES GAS GROUP LTD
  TICKER:                N/A             CUSIP:     G2113B108
  MEETING DATE:          6/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
consolidated financial statements and the Directors
report and the Independent Auditor's report for the
YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Re-elect Mr. Ma Guoan as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Re-elect Mr. Wang Chuandong as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.3: Re-elect Mr. Ong Thiam Kin as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.4: Re-elect Mr. Li Fuzuo as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Re-elect Mr. Wei Bin as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Re-elect Dr. Yang Chonghe, Howard as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.7: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the remuneration of the Directors

PROPOSAL #4.: Re-appoint Messrs. Deloitte Touche                           ISSUER          YES          FOR               FOR
Tohmatsu, Certified Public Accountants as the Auditor
 and authorize the Board of Directors to fix the
Auditor's remuneration

PROPOSAL #5.A: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, subject to this resolution, to allot, issue
and deal with additional shares in the capital of the
 Company and to make or grant offers, agreements and
options [including warrants, bonds and debentures
convertible into shares of the Company] which might
require the exercise of such powers be generally and
unconditionally approved during the relevant period,
the aggregate nominal amount of share capital
allotted or agreed conditionally or unconditionally
to be allotted [whether pursuant to an option or
otherwise] and issued by the Directors of the Company
 pursuant to the approval in paragraph (a), otherwise
 than pursuant to i) a Rights Issue [as specified];
ii) an issue of shares of the Company under any share
 option scheme or similar arrangement for the time
being adopted by the Company for the grant or issue
of shares of the Company or rights to acquire shares
of the Company or iii) an issue of shares of the
Company as scrip dividend or similar arrangement
providing for the allotment of shares in lieu of the
whole or part of a dividend on shares of the Company
in accordance with the bye-laws of the Company, shall
 not exceed the aggregate of 20% of the aggregate
nominal amount of the share capital of the Company in
 issue at the date of passing this Resolution plus
[if the Directors of the Company are so authorized by
 a separate ordinary resolution of the shareholders
of the Company] the nominal amount of share capital
of the Company repurchased by the Company subsequent
to the passing of this Resolution [up to a maximum
equivalent to 10% of the aggregate nominal amount of
the share capital of the Company in issue at the date
 of passing this Resolution], and the said approval
shall be limited accordingly; [Authority expires at
the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by Law or the
 Bye-Laws of the Company to be held]

PROPOSAL #5.B: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to this resolution, to repurchase
shares of the Company, subject to and in accordance
with all applicable laws and the requirements of the
Rules Governing the Listing of Securities on The
Stock Exchange of Hong Kong Limited as amended from
time to time, be generally and unconditionally
approved during the Relevant Period, the aggregate
nominal amount of shares which may be repurchased by
the Company pursuant to the approval in paragraph (a)
 above shall not exceed 10% of the aggregate nominal
amount of the share capital of the Company in issue
at the date of passing this Resolution and the said
approval shall be limited accordingly; [Authority
expires at the earlier of the conclusion of the next
AGM of the Company or the expiration of the period
within which the next AGM of the Company is required
by Law or the Bye-Laws of the Company to be held]

PROPOSAL #5.C: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, conditional upon Resolution 5A in the notice
 of the meeting of which this resolution forms a part
 being passed, to exercise the powers of the Company
referred to in paragraph (a) of such Resolution 5A in
 respect of the share capital of the Company referred
 to in sub-paragraph (bb) of paragraph (c) of such

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHIYODA CO.,LTD.
  TICKER:                N/A             CUSIP:     J06342109
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHOCOLADEFABRIKEN LINDT & SPRUENGLI AG, KILCHBERG
  TICKER:                N/A             CUSIP:     H49983184
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To accept financial statements and                           ISSUER          NO           N/A               N/A
statutory reports

PROPOSAL #2.: To approve discharge the Board and                           ISSUER          NO           N/A               N/A
Senior Management

PROPOSAL #3.: To approve allocation of income and                          ISSUER          NO           N/A               N/A
dividends of CHF 360 per share and CHF 36 per
participation Certificate

PROPOSAL #4.1: To re-elect Mr. Franz-Peter Oesch and                       ISSUER          NO           N/A               N/A
elect Elisabeth Guertler as Director's [Bundled]

PROPOSAL #4.2: To ratify PricewaterhouseCoopers AG as                      ISSUER          NO           N/A               N/A
 the Auditor's

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHRYSALIS PLC, LONDON
  TICKER:                N/A             CUSIP:     G2167G102
  MEETING DATE:          2/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual accounts                        ISSUER          YES          FOR               FOR
of Chrysalis Group Plc for 2008, together with the
reports of the Directors and the Auditors thereon

PROPOSAL #2.: Approve the remuneration report                              ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Re-elect Mr. G. Howard-Spink as a                            ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #4.: Re-elect Mr. D. Murrell as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Mr. J. Lascelles as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. A. Mollett as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-appoint KPMG Audit Plc as the                             ISSUER          YES          FOR               FOR
Auditors of the Company

PROPOSAL #8.: Authorize the Directors to agree the                         ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #9.: Approve to renew the authority of the                        ISSUER          YES          FOR               FOR
Directors to allot relevant securities

PROPOSAL #S.10: Approve to renew the authority for                         ISSUER          YES          FOR               FOR
the limited disapplication of pre-emption rights

PROPOSAL #S.11: Approve to renew the Company's                             ISSUER          YES          FOR               FOR
authority to purchase its own shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHUGOKU MARINE PAINTS,LTD.
  TICKER:                N/A             CUSIP:     J07182116
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Adoption of Anti-Takeover                             ISSUER          YES        AGAINST           AGAINST
Defense Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIE FINANCIERE TRADITION, LAUSANNE
  TICKER:                N/A             CUSIP:     H25668148
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          NO           N/A               N/A
statutory reports

PROPOSAL #2.: Approve the allocation of income and                         ISSUER          NO           N/A               N/A
dividends of CHF 8 per share

PROPOSAL #3.: Approve the CHF 1.3 million increase in                      ISSUER          NO           N/A               N/A
 share capital with preemptive rights

PROPOSAL #4.: Grant discharge to the Board and to the                      ISSUER          NO           N/A               N/A
 Senior Management

PROPOSAL #5.: Elect Mr. Bruce Collins as the Director                      ISSUER          NO           N/A               N/A

PROPOSAL #6.: Ratify the Ernst Young SA as the                             ISSUER          NO           N/A               N/A
Auditors
PROPOSAL #7.: Approve to create a CHF 5.8 million                          ISSUER          NO           N/A               N/A
pool of capital without preemptive right

PROPOSAL #8.: Adopt the new Articles of Association                        ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIR COMPAGNIE INDUSTRIALI RIUNITE SPA, TORINO
  TICKER:                N/A             CUSIP:     T28980125
  MEETING DATE:          10/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #E.1: Approve to remove shares face value                         ISSUER          NO           N/A               N/A
and to write off own shares held in portfolio

PROPOSAL #E.2: Approve the spin-off plan about the                         ISSUER          NO           N/A               N/A
partial and proportional spin-off of Cir in favour of
 Cir Investimenti

PROPOSAL #O.1: Approve the Board of Directors                              ISSUER          NO           N/A               N/A
proposal about stock option and phantom stock option

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIR COMPAGNIE INDUSTRIALI RIUNITE SPA, TORINO
  TICKER:                N/A             CUSIP:     T28980125
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statement at 31                       ISSUER          NO           N/A               N/A
DEC 2008, Board of Directors and Auditors report, any
 adjournment thereof

PROPOSAL #O.2: Approve to determine the Board of                           ISSUER          NO           N/A               N/A
Directors components and their appointment

PROPOSAL #O.3: Approve to renew the authorization to                       ISSUER          NO           N/A               N/A
buy and sell own shares

PROPOSAL #O.4: Approve the extraordinary Stock Option                      ISSUER          NO           N/A               N/A
 Plan for year 2009

PROPOSAL #O.5: Approve the Stock Option Plan for year                      ISSUER          NO           N/A               N/A
 2009

PROPOSAL #E.6: Authorize the Board of Directors to                         ISSUER          NO           N/A               N/A
resolve to increase in share capital issuing bonds

PROPOSAL #E.7: Amend the Article 15 of Corporate By                        ISSUER          NO           N/A               N/A
Laws

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMFORTDELGRO CORPORATION LTD
  TICKER:                N/A             CUSIP:     Y1690R106
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors report                       ISSUER          YES          FOR               FOR
and audited financial statements for the FYE 31 DEC
2008 together with the Auditors report thereon

PROPOSAL #2.: Declare a final 1 tier tax exempt                            ISSUER          YES          FOR               FOR
dividend of 2.4 cents per ordinary share in respect
of the FYE 31 DEC 2008

PROPOSAL #3.: Approve the payment of Directors fees                        ISSUER          YES          FOR               FOR
of SGD 505,000 for the FYE  31 DEC 2008

PROPOSAL #4.: Re-elect Mr. Kua Hong Pak as a Director                      ISSUER          YES          FOR               FOR
 retiring pursuant to Article 91 of the Company's
Articles of Association.

PROPOSAL #5.: Re-elect Mr. Wong Chin Huat, David, as                       ISSUER          YES          FOR               FOR
a Director retiring pursuant to Article 91 of the
Company's Articles of Association

PROPOSAL #6.: Re-elect Dr. Wang Kai Yuen, as a                             ISSUER          YES          FOR               FOR
Director retiring pursuant to Article 91 of the
Company's Articles of Association

PROPOSAL #7.: Re-appoint Messrs. Deloitte & Touche                         ISSUER          YES          FOR               FOR
LLP as Auditors and authorize the Directors to fix
their remuneration

PROPOSAL #8.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot and issue from time to time such number of
shares in the Company as may be required to be issued
 pursuant to the exercise of options under the
ComfortDelGro employees share option scheme, provided
 that the aggregate number of shares to be issued
pursuant to the ComfortDelGro employees share option
scheme shall not exceed 15pct of the total number of
issued shares in the capital of the company excluding
 treasury shares, from time to time

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPUTERSHARE LTD
  TICKER:                N/A             CUSIP:     Q2721E105
  MEETING DATE:          11/11/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                            ISSUER          NO           N/A               N/A
Directors' report and the Auditor's report for the YE
 30 JUN 2008

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

PROPOSAL #3.: Re-elect Mr. A. N. Wales as a Director,                      ISSUER          YES          FOR               FOR
 who retires from the office under Clause 66 of the
Company's Constitution

PROPOSAL #4.: Re-elect Mr. S. D. Jones as a Director,                      ISSUER          YES          FOR               FOR
 who retires from the office under Clause 66 of the
Company's Constitution

PROPOSAL #5.: Elect Mrs. N. P. Withnall as a                               ISSUER          YES          FOR               FOR
Director, who retires from the office under Clause 65
 of the Company's Constitution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CONCATENO PLC, LONDON
  TICKER:                N/A             CUSIP:     G2451M104
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors and                      ISSUER          YES          FOR               FOR
 the audited financial statements for the YE 31 DEC

PROPOSAL #2.: Re-elect Mr. Keith Tozzi as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #3.: Re-elect Mr. Fiona Begley as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #4.: Re-appoint KPMG Audit Plc as the                             ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to determine the
 Auditors' remuneration

PROPOSAL #5.: Authorize Section 80 authority to GBP                        ISSUER          YES          FOR               FOR
4,386,029

PROPOSAL #S.6: Authorize Section 89 authority to GBP                       ISSUER          YES          FOR               FOR
670,404

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CSR PLC
  TICKER:                N/A             CUSIP:     G1790J103
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements for                         ISSUER          YES          FOR               FOR
the 53 week period ended 02 JAN 2009, together with
the reports of the Directors and the Auditors thereon

PROPOSAL #2.: Approve the remuneration report as                           ISSUER          YES          FOR               FOR
specified

PROPOSAL #3.: Elect Mr. Will Gardiner as a Director                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Elect Mr. Andrew Allner as a Director                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Re-appoint Deloitte LLP as the                               ISSUER          YES          FOR               FOR
Auditors, until the conclusion of the next general
meeting at which audited accounts are laid before the

PROPOSAL #6.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the remuneration of the Auditors

PROPOSAL #7.: Authorize the Company and all the                            ISSUER          YES          FOR               FOR
Companies that are subsidiaries of the Company at any
 time during the period for which the resolution has
effect: i) to make political donations to political
parties and/or independent election candidates not
exceeding GBP 12,500 in total; ii) to make political
donations to political organizations other than
political parties not exceeding GBP 12,500 in total;
and iii) to incur political expenditure not exceeding
 GBP 12,500 in total; and [Authority expires at the
conclusion of the AGM of the Company in 2010]

PROPOSAL #8.: Authorize the Company, to increase the                       ISSUER          YES        AGAINST           AGAINST
authorized share capital to GBP 350,000 by the
creation of an additional 165,000,000 ordinary shares
 at a nominal value of 0.1 pence per share

PROPOSAL #9.: Authorize the Board, to allot relevant                       ISSUER          YES          FOR               FOR
securities [as defined in the Companies Act 1985], up
 to a nominal amount of GBP 44,442, and subject to
and conditional upon Resolution 8 , comprising equity
 securities [as defined in the Companies Act 1985] up
 to nominal amount of GBP 88, 884, in connection with
 an offer by way of a rights issue, to ordinary
shareholders in proportion to their existing
holdings; and to the people who are holders of other
equity securities if this is required by the rights
of those securities or, if the Board considers it
necessary, as permitted by the rights of those
securities; [Authority expire the earlier of the next
 AGM or 30 JUN 2010]; and the Board may allot
relevant securities under any such offer or agreement
 as if the authority had not ended

PROPOSAL #S.10: Authorize the Board, subject and                           ISSUER          YES          FOR               FOR
conditional upon Resolution 9, to allot equity
securities [as defined in the Companies Act 1985] for
 cash under the authority given by Resolution and/or
where allotment of equity securities by virtue of
Section 94(3A) of the Companies Act1985, free of the
restriction in Section 89(1) of the Companies Act
1985, provided that this power be limited to the
allotment of equity securities: i) in connection with
 a rights issue, open offer or any other pre-emptive
offer in favor of the holders of ordinary share where
 the equity securities attributable to the interest
of all such holders are proportionate [as nearly as
may be practicable] to the respective numbers of
ordinary shares held by them [but including, in
connection with any such issue, the making of such
arrangements as the Directors may deem necessary or
expedient to deal with the problems under the laws of
 any territory or in connection with fractional
entitlements of shares represented by depository
receipts or otherwise however]; and ii) up to an
aggregate nominal amount of GBP 6,666 representing 5%
 of the issued ordinary share capital of the Company;
 [Authority expire the earlier of the conclusion of
the AGM of the Company or 30 JUN 2010]; and the Board
 may allot equity securities after the expiry of this
 authority in pursuance of such an offer or agreement

PROPOSAL #S.11: Authorize the Company, for the                             ISSUER          YES          FOR               FOR
purposes of Section 166 of the Companies Act 1985, to
 purchase the Company's own fully paid ordinary
shares of 0.1p each by way of one or more market
purchases [within the meaning of Section 163(3) of
the Companies Act 1985] provided that: i) the maximum
 number of ordinary shares which may be purchased is
13,332,657 [10% of the Company's issued share
capital]; ii) the minimum price [exclusive of
expenses] which may be paid for any ordinary share is
 0.1p; iii) the maximum price [exclusive of expenses]
 which may be paid for any ordinary share is no more
than 5% above the average of the middle market
quotations of any ordinary share of the Company as
published in the London Stock Exchange Daily Official
 List, for the 5 business days immediately before the
 day on which such ordinary share is purchased;
[Authority expire the earlier of the conclusion of
the next AGM of the Company to be held in 2010 or 30
JUN 2010]; and the Company, before the expiry, may
make a contract to purchase ordinary shares which
will or may be executed wholly or partly after such

PROPOSAL #S.12: Approve that the general meeting                           ISSUER          YES          FOR               FOR
other than an AGM to be called on not less than 14
clear day's notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CSR PLC
  TICKER:                N/A             CUSIP:     G1790J103
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Merger with SIRF Technology                      ISSUER          YES          FOR               FOR
 Holdings, Inc, and authorize the Directors under
Section 80 of the Companies Act 1985 in connection
with the Merger

PROPOSAL #2.: Approve the CSR Plc Employee Share                           ISSUER          YES          FOR               FOR
Purchase Plan

PROPOSAL #3.: Authorize the Directors under Section                        ISSUER          YES          FOR               FOR
80 of the Companies Act 1985

PROPOSAL #S.4: Approve, pursuant to Section 95 of the                      ISSUER          YES          FOR               FOR
 Companies Act 1985 to renew the disapplication of
statutory pre-emption rights

PROPOSAL #S.5: Authorize the Company to purchase its                       ISSUER          YES          FOR               FOR
own shares under Section 166 of the Companies Act 1985

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAH SING BANKING GROUP LTD
  TICKER:                N/A             CUSIP:     Y1923F101
  MEETING DATE:          6/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
financial statements together with the reports of the
 Directors and the Auditors for the YE 31 DEC 2008

PROPOSAL #2.a: Re-elect Mr. David Shou-Yeh Wong as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.b: Re-elect Mr. Frederic Suet-Chiu Lau as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #2.c: Re-elect Mr. John William Simpson as a                      ISSUER          YES        AGAINST           AGAINST
 Director

PROPOSAL #2.d: Re-elect Mr. Andrew Kwan-Yuen Leung as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #2.e: Re-elect Mr. Seng-Lee Chan as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.: Approve to fix the fees of the                               ISSUER          YES          FOR               FOR
Directors for the YE 31 DEC 2008

PROPOSAL #4.: Appoint PricewaterhouseCoopers as the                        ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to fix their
remuneration

PROPOSAL #5.: Authorize the Directors, subject to                          ISSUER          YES        AGAINST           AGAINST
this resolution, pursuant to Section 57B of the
Companies Ordinance, the exercise by the Directors of
 the Company during the Relevant Period [as
hereinafter specified] of all the powers of the
Company, to allot, issue and deal with additional
shares in the capital of the Company and make or
grant offers, agreements and options, during and
after the relevant period, not exceeding 20% of the
aggregate nominal amount of the share capital of the
Company, otherwise than pursuant to i) a rights issue
 [as hereinafter defined]; or ii) the exercise of
options under any share option scheme or similar
arrangement adopted by the Company for the grant or
issue to the employees and the Directors of the
Company and/or any of its subsidiaries and/or other
eligible participants specified thereunder of options
 to subscribe for or rights to acquire shares of the
Company; or iii) an issue of shares upon the exercise
 of subscription rights attaching to any warrants
which may be issued by the Company; or iv) an issue
of shares of the Company as scrip dividend or similar
 arrangement in accordance with the Memorandum and
Articles of Association of the Company; or (v)
pursuant to any existing specific authority;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAIDO STEEL CO.,LTD.
  TICKER:                N/A             CUSIP:     J08778110
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3: Amend Articles to:  Make Resolutions                          ISSUER          YES        AGAINST           AGAINST
Related to Anti-Takeover Defense Measures, Allow
Board to Authorize Use of Free Share Purchase
Warrants as Anti-Takeover Defense Measure

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

PROPOSAL #7: Approve Renewal of Anti-Takeover Defense                      ISSUER          YES        AGAINST           AGAINST
 Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAIHATSU DIESEL MFG. CO.,LTD.
  TICKER:                N/A             CUSIP:     J09030107
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DC CO.,LTD.
  TICKER:                N/A             CUSIP:     J09198102
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations,

PROPOSAL #3: Allow Board to Authorize Use of Share                         ISSUER          YES        AGAINST           AGAINST
Purchase Warrants, Make Resolutions Related to Anti-
Takeover Defense Measures

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES        AGAINST           AGAINST
Allowance for Corporate Auditors

PROPOSAL #6: Approve Extension of Anti-Takeover                            ISSUER          YES        AGAINST           AGAINST
Defense Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DCC PLC
  TICKER:                N/A             CUSIP:     G2689P101
  MEETING DATE:          7/18/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the financial                           ISSUER          YES          FOR               FOR
statements for the YE 31 MAR 2008, together with the
reports or the Directors and the Auditors thereon

PROPOSAL #2.: Approve to declare a final dividend of                       ISSUER          YES          FOR               FOR
36.12 cent per share for the YE 31 MAR 2008

PROPOSAL #3.A: Re-elect Mr. Tony Barry as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.B: Re-elect Mr. Tommy Breen as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.C: Re-elect Mr. Roisin Brennan as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.D: Re-elect Mr. Michael Buckley as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.E: Re-elect Mr. Paddy Gallagher as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.F: Re-elect Mr. Maurice Keane as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.G: Re-elect Mr. Fergal O'Dwyer as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.H: Re-elect Mr. Bernard Somers as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Authorise the Directors to determine                         ISSUER          YES          FOR               FOR
the remuneration of the Auditors

PROPOSAL #5.: Authorise the Directors to allot shares                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Authorise the Directors to allot shares                      ISSUER          YES          FOR               FOR
 for cash otherwise than to existing shareholders in
certain circumstances

PROPOSAL #7.: Authorise the Directors to make market                       ISSUER          YES          FOR               FOR
purchases of the Company's own shares

PROPOSAL #8.: Approve to fix the re-issue of the                           ISSUER          YES          FOR               FOR
Company's shares held as treasury shares

PROPOSAL #9.: Amend the Articles of Association                            ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DERWENT LONDON PLC, LONDON
  TICKER:                N/A             CUSIP:     G27300105
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the report and                             ISSUER          YES          FOR               FOR
accounts for the YE 31 DEC 2008

PROPOSAL #2.: Approve the report of the Remuneration                       ISSUER          YES          FOR               FOR
Committee for the YE 31 DEC 2008

PROPOSAL #3.: Declare a final dividend of 16.35p per                       ISSUER          YES          FOR               FOR
ordinary share for the YE 31 DEC 2008

PROPOSAL #4.: Re-elect Mr. J. D. Burns as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Mr. P. M. Williams as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #6.: Re-elect Mrs. J de Moller as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. J. C. Ivey as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-elect Mr. S. J. Neathercoat as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #9.: Re-appoint BDO Stoy Hayward LLP as                           ISSUER          YES          FOR               FOR
Independent Auditors

PROPOSAL #10.: Authorize the Directors to determine                        ISSUER          YES          FOR               FOR
the Independent Auditors' remuneration

PROPOSAL #11.: Grant authority to increase the                             ISSUER          YES          FOR               FOR
authorized share capital

PROPOSAL #12.: Grant authority to the allotment of                         ISSUER          YES          FOR               FOR
relevant securities

PROPOSAL #13.: Grant authority to the limited                              ISSUER          YES          FOR               FOR
disapplication of pre-emption rights

PROPOSAL #14.: Authorize the Company to purchase its                       ISSUER          YES          FOR               FOR
own shares

PROPOSAL #15.: Grant authority to increase in                              ISSUER          YES          FOR               FOR
Directors' fees

PROPOSAL #16.: Grant authority to the reduction of                         ISSUER          YES          FOR               FOR
the notice period for general meetings other than
annual general meetings

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DEVRO PLC
  TICKER:                N/A             CUSIP:     G2743R101
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report and the                        ISSUER          YES          FOR               FOR
accounts for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend on the                              ISSUER          YES          FOR               FOR
ordinary shares of the Company

PROPOSAL #3.: Elect Mr. Peter Williams as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mr. Stuart Paterson as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors and authorize the Directors to fix
their remuneration

PROPOSAL #6.: Approve the remuneration report for the                      ISSUER          YES          FOR               FOR
 YE 31 DEC 2008

PROPOSAL #7.: Approve to increase the authorized                           ISSUER          YES          FOR               FOR
share capital of the Company

PROPOSAL #8.: Approve to renew and extended the                            ISSUER          YES          FOR               FOR
Directors' authority to allot new shares

PROPOSAL #S.9: Approve to disapply the pre-emption                         ISSUER          YES          FOR               FOR
rights

PROPOSAL #S.10: Approve to renew the authority for                         ISSUER          YES          FOR               FOR
the Company to purchase its own shares

PROPOSAL #S.11: Approve a 14 day notice period for                         ISSUER          YES          FOR               FOR
the general meetings other than AGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DONG KUK STEEL MILL CO LTD
  TICKER:                N/A             CUSIP:     Y20954106
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendments to the                        ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Auditor Committee Member                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DOWA HOLDINGS CO.,LTD.
  TICKER:                N/A             CUSIP:     J12432126
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Appoint a Outside Substitute  Corporate                      ISSUER          YES          FOR               FOR
 Auditor

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DOWNER EDI LTD
  TICKER:                N/A             CUSIP:     Q32623151
  MEETING DATE:          10/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the financial                              ISSUER          YES          FOR               FOR
statements and reports of the Directors and the
Auditor for the YE 30 JUN 2008

PROPOSAL #2.: Re-elect Mr. John Humphrey as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation and in accordance
with the Constitution of the Company

PROPOSAL #3.: Elect Mr. Geoffrey Knox as a Director,                       ISSUER          YES          FOR               FOR
who retires in accordance with the Constitution

PROPOSAL #4.: Elect Ms. Sally [Annabelle] Chaplain as                      ISSUER          YES          FOR               FOR
 a Director, who retires in accordance with the
Constitution

PROPOSAL #5.: Elect Mr. Richard [Mike] Harding as a                        ISSUER          YES          FOR               FOR
Director, who retires in accordance with the
Constitution

PROPOSAL #6.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

PROPOSAL #7.: Approve the increase in the maximum                          ISSUER          YES          FOR               FOR
total amount of the Directors' fees that may be
payable by the Company to the Non-Executive Directors
 form AUD 800,000 to AUD 2,000,000

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EASYDENTIC, AIX-EN-PROVENCE
  TICKER:                N/A             CUSIP:     F3105L105
  MEETING DATE:          12/1/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Elect Mr. Marc Fornas as a Director                         ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #O.2: Elect Mr. Dominique Eugene as a                             ISSUER          YES        ABSTAIN           AGAINST
Director
PROPOSAL #O.3: Grant authority to repurchase of up to                      ISSUER          YES        ABSTAIN           AGAINST
 10% of issued share capital

PROPOSAL #E.4: Approve the reduction in share capital                      ISSUER          YES        ABSTAIN           AGAINST
 via cancellation of repurchased shares

PROPOSAL #E.5: Approve the merger by absorption of                         ISSUER          YES        ABSTAIN           AGAINST
Innovatys Securite Informatique by Easydentic

PROPOSAL #E.6: Acknowledge the Completion of the                           ISSUER          YES        ABSTAIN           AGAINST
merger and dissolution of Innovatys Securite
Informatique without Liquidation

PROPOSAL #E.7: Amend Article 6 of Bylaws Regarding                         ISSUER          YES        ABSTAIN           AGAINST
Contributions in Kind, pursuant to merger

PROPOSAL #E.8: Grant authority for the filing of                           ISSUER          YES        ABSTAIN           AGAINST
required documents/other formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EASYDENTIC, AIX-EN-PROVENCE
  TICKER:                N/A             CUSIP:     F3105L105
  MEETING DATE:          6/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #E.1: Ratify an error on the accounts for                         ISSUER          YES          FOR               FOR
the FYE 31 DEC 2007 of the Innovatys Securite
Informatique having served as a basis for the merger
absorption of the latest by Easydentic and approval
of the amount of liabilities assumed, the equity
capital and merger bonus rectified

PROPOSAL #E.2: Amend Paragraph 15 of Article 6 of the                      ISSUER          YES          FOR               FOR
 Statutes relating to contributions

PROPOSAL #E.3: Amend Article 2 of the Company's                            ISSUER          YES          FOR               FOR
Statues relating to the Company's objectives

PROPOSAL #E.4: Approve the cancellation of the                             ISSUER          YES        AGAINST           AGAINST
requirement for the Board Members to hold a Company's
 shares under their Board Members mandate and amend
Article 13 of the Statute concerning the Board of
Directors

PROPOSAL #E.5: Authorize the Board of Directors in                         ISSUER          YES        AGAINST           AGAINST
order to decide the issue(s), with maintenance of
preferential subscription rights of the shareholders,
 of common shares and or warrants giving immediately
and or ultimately access to the Company's capital or
to debt securities, within the limit of an overall
maximum nominal amount of EUR 2,400,000

PROPOSAL #E.6: Authorize the Board of Directors in                         ISSUER          YES        AGAINST           AGAINST
order to decide the issue(s) by way of public
offer(s) or offer(s) referred to in II of Article L.
411-2 of the Monetary and Financial Code, with
cancellation of preferential subscription rights of
shareholders, of common shares and or warrants giving
 immediately and or ultimately access to the
Company's capital or to the debt securities, within
the limit of an overall maximum nominal amount of EUR

PROPOSAL #E.7: Authorize the Board of Directors to                         ISSUER          YES        AGAINST           AGAINST
increase the amount of emissions produced with
maintenance or cancellation of preferential
subscription rights of shareholders, pursuant to the
5th and 6th resolutions

PROPOSAL #E.8: Authorize the Board of Directors to                         ISSUER          YES        AGAINST           AGAINST
increase the share capital by issuing common shares
reserved for employees who belong to a Company
Savings Plan, on the regulated agreements referred to
 in Article L. 225-129-6 Paragraph 1 of the
Commercial Code, to a maximum amount of EUR 60,000

PROPOSAL #E.9: Powers for formalities                                      ISSUER          YES          FOR               FOR

PROPOSAL #O.10: Approve the unconsolidated accounts                        ISSUER          YES          FOR               FOR
for the FYE on 31 DEC 2008 and grant discharge to the
 Board Members and approve non-deductible expenses

PROPOSAL #O.11: Approve the consolidated accounts for                      ISSUER          YES          FOR               FOR
 the FYE on 31 DEC 2008

PROPOSAL #O.12: Approve the distribution of profits                        ISSUER          YES          FOR               FOR
for the 2008 FY

PROPOSAL #O.13: Approve the special report of the                          ISSUER          YES        AGAINST           AGAINST
Statutory Auditors on the regulated agreements
referred to in Articles L. 225-38 of the Commercial
Code and approval of those agreements

PROPOSAL #O.14: Approve and ratify the extension of                        ISSUER          YES        AGAINST           AGAINST
the curse, on the 2008 FY, of the agreement concluded
 by the Company with the RM Securite Company dated on
 19 OCT 2007

PROPOSAL #O.15: Approve the attendance allowances                          ISSUER          YES          FOR               FOR

PROPOSAL #O.16: Appoint Mr. Jean Christophe Penne as                       ISSUER          YES        AGAINST           AGAINST
a Board Member, in addition to the Board Members
currently on duty

PROPOSAL #O.17: Powers for formalities                                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ECO ANIMAL HEALTH GROUP PLC
  TICKER:                N/A             CUSIP:     G3039F108
  MEETING DATE:          9/17/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the report of the                          ISSUER          YES        AGAINST           AGAINST
Directors and the Group financial statements for the
12 months ended 31 MAR 2008, together with the report
 of the Auditors

PROPOSAL #2.: Approve the payment of a dividend of                         ISSUER          YES          FOR               FOR
5.45 pence per ordinary share payable on 07 NOV 2008
to shareholders on the Register on 26 SEP 2008 in
cash, or at the election of a shareholder by the
issue of new ordinary shares

PROPOSAL #3.: Appoint Mr. F.W. Stephens as the                             ISSUER          YES          FOR               FOR
Auditors, and authorize the Directors to determine
their remuneration

PROPOSAL #4.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 from time to time, to offer the holders of ordinary
shares of 5p each in the capital of the Company
[Ordinary Shares] [subject to such exclusion,
restrictions or other arrangements as the Directors
may, in their absolute discretion, consider necessary
 or desirable in relation to any legal or practical
problems under the laws of any territory or the
requirements of any regulatory body or stock exchange
 in any territory] the right to elect to receive new
ordinary Shares instead of cash in respect of all or
part of the final dividend for the YE 31 MAR 2008 and
 all other dividends declared up to the beginning of
the next AGM of the Company [Scrip Dividend] and that
 the average quotation of an ordinary share for the
purpose of the Scrip Dividend shall be the average of
 the middle market quotations for a fully paid
ordinary share as derived from the Daily Official
List of the London Stock Exchange Plc on the close of
 business on the 5 business days commencing on the ex
 dividend date of the relevant dividend

PROPOSAL #5.: Authorize the Directors, in                                  ISSUER          YES        AGAINST           AGAINST
substitution for the existing authority, pursuant to
a Special Resolution passed at the EGM of the Company
 held on 14 AUG 2007 for the purposes of Section 80
of the Companies Act 1985 [the Act] to exercise all
the powers of the Company to allot relevant
securities [within the meaning of section 80(2) of
the Act] up to an aggregate nominal amount of GBP
2,250,000;[Authority shall expire on the day
preceding the 5th anniversary of the date of this
resolution]; the Company may before such expiry make
an offer or agreement which would or might require
relevant securities to be allotted after such expiry
and the Director may allot relevant securities in
pursuance of such offer or agreement notwithstanding
that the authority conferred by this resolution has

PROPOSAL #S.6: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
the passing of and pursuant to the passing of the
Resolution 5 in the notice containing this Special
Resolution, and in substitution for the existing
authority, pursuant to a Special Resolution passed at
 the EGM of the Company held on 14 AUG 2008, pursuant
 to Section 95(1) of the Act to allot equity
securities [as defined in Section 94(2) of the Act]
for cash pursuant to the authority given pursuant to
Resolution 5, disapplying the statutory pre-emptive
rights [Section 89(1)], provided that this power is
limited up to the allotment of equity securities up
to an aggregate nominal amount of GBP 113,757;
[Authority shall expire the earlier at the Company's
next AGM or 12 months]; and authorize the Directors
to allot equity securities after the expiry of this
authority in pursuance of such an offer or agreement
made prior to such expiry

PROPOSAL #S.7: Adopt the new Articles of Association                       ISSUER          YES        AGAINST           AGAINST
which, inter alia, take into account more changes
arising from the Companies Act 2006 and which appear
in the shareholders' Section on the Company's web Site

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ECO ANIMAL HEALTH GROUP PLC
  TICKER:                N/A             CUSIP:     G3039F108
  MEETING DATE:          1/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend the: Article 6.2 of the                               ISSUER          YES          FOR               FOR
Company's Articles of Association by the insertion of
 the words and to sell treasury shares wholly for
cash after the words within the terms of the said
authority in second line, and the heading to such
Article be amended to read authority to allot
securities and sell treasury shares, and power to
disapply statutory pre-emption rights; Article 42 of
the Company's Articles of Association be renumbered
as Article 42.1 and by the insertion of the words
including for cancellation or to be held as treasury
shares after the words any way on the second line,
and the specified new Article be inserted as Article
42.2 as specified; Article 58.1 of the Company's
Articles of Association by the insertion of the words
 Article 42.2 and to after the words subject to on
the first line, and, to the insertion of the word
other after the words subject to Article 42.2 and to

PROPOSAL #S.2: Authorize the Company, for the                              ISSUER          YES          FOR               FOR
purposes of Section 166 of the Companies Act 1985
[the Act], to make one or more market purchases
[Section 163(3) of the Act] on the Alternative
Investment Market of the London Stock Exchange of up
to 464,024 ordinary shares [1% of the Company's
issued ordinary share capital] of GBP 0.05 each in
the capital of the Company, at a minimum price of GBP
 0.05 per share and not more than 5% above the
average of the middle market quotations for an
ordinary share as derived from the AIM appendix to
the London Stock Exchange Daily Official List, for
the 5 business days preceding the date of purchase;
[Authority expires earlier at the conclusion of the
Company's next AGM or 12 months]; the Company, before
 the expiry, may make a contract to purchase ordinary
 shares which will or may be executed wholly or

PROPOSAL #S.3: Authorize the Directors, in                                 ISSUER          YES        AGAINST           AGAINST
substitution for the existing authority, pursuant to
a Special Resolution passed at the AGM of the Company
 held on 17 SEP 2008 for the purposes of Section 80
of the Act to exercise all the powers of the Company
to allot relevant securities [Section 80(2) of the
Act] up to an aggregate nominal amount of GBP
3,405,000; [Authority shall expire on the day
preceding the 5th anniversary of the date of this
resolution]; and the Director may allot relevant
securities in pursuance of such offer or agreement
notwithstanding that the authority conferred by this

PROPOSAL #S.4: Authorize the Directors, subject to                         ISSUER          YES        AGAINST           AGAINST
the passing of and pursuant to the passing of the
Resolution 3, and in substitution for the existing
authority to the Directors at the AGM held on 17 SEP
2008, pursuant to Section 95(1) of the Act to allot
securities [as defined in Section 94(2) of the Act]
and sell treasury shares for cash as if subsection
(1) of Section 89 of the Act did not apply to any
such allotment or in the case of treasury shares,
sale, provided that the disapplication of Section 89
of the Act effected by this resolution is limited to
the allotment of equity securities and sale of
treasury shares up to an aggregate nominal amount of
GBP 139,207 being 6% of the current issued share
capital; [Authority shall expire the earlier at the
Company's next AGM or 12 months]; and the Directors
may allot relevant securities or sell treasury shares
 in pursuance of such offers or agreements as if the
authority conferred had not expired

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ELISA OYJ
  TICKER:                N/A             CUSIP:     X1949T102
  MEETING DATE:          3/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening the meeting                                          ISSUER          NO           N/A               N/A

PROPOSAL #2.: Calling the meeting to order                                 ISSUER          NO           N/A               N/A

PROPOSAL #3.: Election of persons to scrutinize the                        ISSUER          NO           N/A               N/A
minutes and to supervise the counting of votes

PROPOSAL #4.: Recording the legality of the meeting                        ISSUER          NO           N/A               N/A

PROPOSAL #5.: Recording the attendance at the meeting                      ISSUER          NO           N/A               N/A
 and adoption of the list of votes

PROPOSAL #6.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements, the report of the Board of Directors and
the Auditor's report for the year 2008

PROPOSAL #7.: Adopt the financial statements                               ISSUER          YES          FOR               FOR

PROPOSAL #8.: Approve the actions on profit or loss,                       ISSUER          YES          FOR               FOR
to pay a dividend of EUR 0.60 per share

PROPOSAL #9.: Grant discharge from the liability                           ISSUER          YES          FOR               FOR

PROPOSAL #10.: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Members of the Board of Directors

PROPOSAL #11.: Approve the number of Members of the                        ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #12.: Re-elect Messrs. Risto Siilasmaa,                           ISSUER          YES        AGAINST           AGAINST
Pertti Korhonen, Eira Palin Lehtinen and Ossi
Virolainen as the Members of the Board and elect Mr.
Ari Lehtoranta and Mr. Raimo Lind as the new Members
of the Board

PROPOSAL #13.: Approve the remuneration of the                             ISSUER          YES        AGAINST           AGAINST
Auditors
PROPOSAL #14.: Approve the number of Auditors                              ISSUER          YES          FOR               FOR

PROPOSAL #15.: Elect KPMG Oy Ab as the Auditors                            ISSUER          YES          FOR               FOR

PROPOSAL #16.: Amend the Article 2 of the Articles of                      ISSUER          YES          FOR               FOR
 Association

PROPOSAL #17.: Authorize the Board to decide on                            ISSUER          YES          FOR               FOR
distribution of funds from unrestricted equity

PROPOSAL #18.: Authorize the Board to decide on                            ISSUER          YES          FOR               FOR
acquiring the Company's own shares

PROPOSAL #19.: Authorize the Board to decide to issue                      ISSUER          YES        AGAINST           AGAINST
 shares and special rights entitling to shares

PROPOSAL #20.: Closing of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ELRINGKLINGER AG, DETTINGEN/ERMS
  TICKER:                N/A             CUSIP:     D2462K108
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the group financial
 statements, the group annual report, and the reports
 pursuant to Sections 289[4] and 315[4] of the German
 Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          YES          FOR               FOR
distribution profit of EUR 8,640,000 as follows:
payment of a dividend of EUR 0.15 per no-par share
ex-dividend and payable date: 27 MAY 2009

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          YES          FOR               FOR
of Managing Director's

PROPOSAL #4.: Ratification of the Acts of the                              ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #5.: Appointment of the Auditors for the                          ISSUER          YES          FOR               FOR
2009 FY: KPMG AG, Stuttgart

PROPOSAL #6.: Resolution on the authorization to                           ISSUER          YES          FOR               FOR
acquire own shares the Company shall be authorized to
 acquire own shares of up to 10% of the share capital
 at prices not deviating more than 10% from the
market price of the shares, on or before 26 NOV 2010,
 the Board of Managing Director's shall be authorized
 to dispose of the shares in a manner other than the
Stock Exchange or a rights offering, to offer the
shares to employees of the Company and its
affiliates, to use the shares for mergers and
acquisitions and to retire the shares

PROPOSAL #7.: Amendment to Section 17[1]1 of the                           ISSUER          YES          FOR               FOR
Articles of Association in respect of the
registration for participation in the shareholders
meeting be effected in written form

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ENAGAS SA
  TICKER:                N/A             CUSIP:     E41759106
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual accounts and                              ISSUER          YES          FOR               FOR
Management report 2008

PROPOSAL #2.: Approve the allocation of results for                        ISSUER          YES          FOR               FOR
2008

PROPOSAL #3.: Approve the Management of the Board of                       ISSUER          YES          FOR               FOR
Directors for 2008

PROPOSAL #4.: Re-elect Deloitte S. L. as the Account                       ISSUER          YES        AGAINST           AGAINST
Auditor

PROPOSAL #5.1: Re-elect Mr. Salvador Gabarro Serra as                      ISSUER          YES          FOR               FOR
 a Sunday Board Member

PROPOSAL #5.2: Re-elect Mr. Ramon Perez Simarro as a                       ISSUER          YES          FOR               FOR
Board Member

PROPOSAL #5.3: Re-elect Mr. Marti Parellada Sabata as                      ISSUER          YES          FOR               FOR
 a Board Member

PROPOSAL #5.4: Ratify and appoint the Board Members                        ISSUER          YES        AGAINST           AGAINST
chosen by the Board to cover vacancies

PROPOSAL #5.5: Approve the fixation of number of the                       ISSUER          YES          FOR               FOR
Board Members

PROPOSAL #6.: Approve the Board Members salaries for                       ISSUER          YES          FOR               FOR
2009

PROPOSAL #7.: Authorize the Board to issue                                 ISSUER          YES          FOR               FOR
convertible/exchangeable fixed income securities

PROPOSAL #8.: Approve the report on elements                               ISSUER          YES          FOR               FOR
contained in Article 116 BIS of the Stock Market Law

PROPOSAL #9.: Approve the delegation to the Board to                       ISSUER          YES          FOR               FOR
add, to develop, execute, rectify and formalize the
agreements adopted in the general meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EVS BROADCAST EQUIPMENT SA, LIEGE
  TICKER:                N/A             CUSIP:     B3883A119
  MEETING DATE:          12/24/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the project of                           ISSUER          NO           N/A               N/A
Merger Agreement with D.W.E.S.A.B. Engineering

PROPOSAL #2.: Approve the Merger by absorption of                          ISSUER          NO           N/A               N/A
D.W.E.S.A.B. Engineering

PROPOSAL #3.: Approve the conditions of Merger                             ISSUER          NO           N/A               N/A

PROPOSAL #4.: Recognition of the effective                                 ISSUER          NO           N/A               N/A
implementation of the merger

PROPOSAL #5.: Authorize the Board to nominate one or                       ISSUER          NO           N/A               N/A
several representatives

PROPOSAL #6.: Transact other business                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EVS BROADCAST EQUIPMENT SA, LIEGE
  TICKER:                N/A             CUSIP:     B3883A119
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: Receive the reports of the Board of                         ISSUER          NO           N/A               N/A
Directors for both the Statutory and Consolidated
annual accounts for the accounting YE on 31 DEC 2008

PROPOSAL #A.2: Receive the reports of the Statutory                        ISSUER          NO           N/A               N/A
Auditor for the Statutory and Consolidated annual
accounts for the accounting YE on 31 DEC 2008

PROPOSAL #A.3: Approve the annual accounts for the                         ISSUER          NO           N/A               N/A
accounting YE on 31 DEC 2008 and allocation of the
net profit of EUR 41,160,351.68 as specified pay-out
of a gross dividend of EUR 2.48 per share [i.e. a
total of EUR 33.6 million], up 8.8% compared to last
year, and including EUR 1.00 of interim dividend paid
 out last 24 NOV 2008 this translates into a final
gross dividend of EUR 1.48 per share payable at ING
Bank and FORTIS Bank, except for own shares held by
EVS at the ex date, i.e. 27 MAY 2009; communication
of an employees profit Sharing Plan [plan de
participation beneficiaire] to the assembly; approve
the Employees Profit Sharing Plan under the form of
an EVS BROADCAST EQUIPMENT shares distribution,
within the framework of the inherent tax law as
follows: to all employees of EVS BROADCAST EQUIPMENT
SA who have been hired prior to 01 JAN 2008
distribution of 100 shares [net] of EVS BROADCAST
EQUIPMENT S.A. and to all employees of EVS BROADCAST
EQUIPMENT S.A. who have been hired during the year
2008: distribution of 50 shares [net] of EVS
BROADCAST EQUIPMENT SA in proportion to their time of
 occupation; this plan relates to maximum 180
employees; allocation of the remaining balance of EUR

PROPOSAL #A.4: Grant discharge from liability to each                      ISSUER          NO           N/A               N/A
 of the Directors of the Company and the Auditor who
were in function during the last accounting year

PROPOSAL #E.1: Authorize the Board of Directors in                         ISSUER          NO           N/A               N/A
Article 8 BIS, paragraph 1 of the statutes, i.e.
according to Article 620, Section 1, paragraphs 3 and
 4, 1) and 2) of the Belgian Code of Companies,
without any other decision of the general meeting,
within the limits of the law and for a period of 3
years from the date of publication in the appendices
of the Belgian National Organ of the modification of
the Articles of Association decided upon the EGM of
19 MAY 2009 to purchase, exchange and/or to transfer
on the Stock Exchange or in any other way the
Company's own shares so as to avoid a serious and
imminent damage; in Article 8 BIS, paragraph 2 of the
 statutes, to acquire up to 20% of the outstanding
shares of the Company at a minimum unit price of EUR
1 and at a maximum unit price not higher than 20%
above the highest closing stock market price of the
Company's shares on Euronext Brussels during the 20
trading days preceding such acquisition such
authorization has been granted for a period of 5
years as from the day of the publication in the
appendices of the Official Belgian Gazette of the
decision of the EGM of 19 MAY 2009 and extends to the
 acquisition of shares of the Company by its direct
subsidiaries, as such subsidiaries are defined by
legal provisions on acquisition of shares of the
parent company by its subsidiaries; modification of
the statutes to include these changes; powers to be
conferred to the Board of Directors for
implementation of the resolutions passed determine
the accurate acquisition price of shares to buy back,
 arrange for equal treatment between shareholders of
buying proposals, take care of the strict execution
of trade conditions and timing delay; if any, cancel
physically own shares and communicate the list to the
 Tribunal de Commerce and invite shareholders for an
EGM to reduce share capital; and, overall, fulfill
all administrative, accounting, legal works relative

PROPOSAL #E.2: Approve the share buy-back program                          ISSUER          NO           N/A               N/A
which has been confirmed in 2008, cancellation of
250,000 shares without nominal value to have a new
total of 13,625,000 shares

PROPOSAL #E.3: Authorize the Board of Directors to                         ISSUER          NO           N/A               N/A
report of BDO Atrio, Reviseurs d'Entreprises Soc.
Civ. SCRL, Statutory Auditor, and special report of
the Board of Directors established in application of
the Articles 583, Section 1, and 596 of the Belgian
Code of Companies, explaining the object and the
detailed justification of the proposition of issuance
 of warrants with suppression of preferential
subscription rights of shareholders; b) Issuance of
200,000 warrants according to the hereafter mentioned
 conditions, giving the right to the holders to
subscribe to an equivalent number of ordinary shares
of the Company; c) Suppression of the preferential
right of the existing shareholders in favor of the
persons designated hereafter; d) Conditions of
issuance of warrants as specified; g) Modification of
 the statutes in case of exercise of warrants
effectively issued; f) Power to be conferred to two
Directors acting jointly to precise [and possibly a
declaration by deed] the exact number of warrants to
be issued, the final subscription price of shares,
the subscription periods, the procedures for
adjusting the rights of the warrants in case of
transactions on the capital; make a declaration by
deed of the achievement of capital increases and
changes in statutes resulting from it; execute the
resolutions to be taken following the above mentioned
 objects; for all above mentioned, sign all

PROPOSAL #E.4: Amend the Article 9 of the statutes as                      ISSUER          NO           N/A               N/A
 specified

PROPOSAL #E.5: Amend the Article 15 of the statutes                        ISSUER          NO           N/A               N/A
as specified

PROPOSAL #E.6: Amend the addition to the Article 22                        ISSUER          NO           N/A               N/A
of the statutes as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EVS BROADCAST EQUIPMENT SA, LIEGE
  TICKER:                N/A             CUSIP:     B3883A119
  MEETING DATE:          6/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to renew the authorization                           ISSUER          NO           N/A               N/A
granted to the Board of Directors in Article 8bis,
paragraph 1 of the Statutes, i.e.: authorize the
Board of Directors, according to Article 620, Section
 1, paragraphs 3 and 4, 1) and 2) of the Belgian Code
 of Companies, without any other decision of the
general meeting, within the limits of the law and for
 a period of 3 years from the date of publication in
the appendices of the Belgian National Organ of the
modification of the Articles of Association decided
upon the EGM of 12 JUN 2009, to purchase, exchange
and/or to transfer on the Stock Exchange or in any
other way the Company's own shares so as to avoid a
serious and imminent damage; the EGM of 12 JUN 2009,
to acquire up to 20% of the outstanding shares of the
 Company at a minimum unit price of EUR 1 and at a
maximum unit price not higher than 20% above the
highest closing stock market price of the Company's
shares on Euronext Brussels during the 20 trading
days preceding such acquisition; such authorization
has been granted for a period of 5 years as from the
day of the publication in the appendices of the
Official Belgian Gazette of the decision of the EGM
of 12 JUN 2009 and extends to the acquisition of
shares of the Company by its direct subsidiaries, as
such subsidiaries are defined by legal provisions on
acquisition of shares of the parent company by its
subsidiaries; approve to modify the Statutes to
include these changes; authorize the Board of
Directors for implementation of the resolutions
passed: determine the accurate acquisition price of
shares to buy back, arrange for equal treatment
between shareholders of buying proposals, take care
of the strict execution of trade conditions and
timing delay; if any, cancel physically own shares
and communicate the list to the Tribunal de Commerce
and invite shareholders for an EGM to reduce share

PROPOSAL #2.: Approve, according to the share buy-                         ISSUER          NO           N/A               N/A
back program which has been confirmed in 2008, to
cancel 250,000 shares without nominal value to have a
 new total of 13,625,000 shares

PROPOSAL #3.: Approve: the report of BDO Atrio,                            ISSUER          NO           N/A               N/A
Reviseurs d'Entreprises Soc. Civ. SCRL, Statutory
Auditor, and special report of the Board of Directors
 established in application of the Articles 583,
Section 1, and 596 of the Belgian Code of Companies,
explaining the object and the detailed justification
of the proposition of issuance of warrants with
suppression of preferential subscription rights of
shareholders; the issuance of 200,000 warrants
according to the hereafter mentioned conditions,
giving the right to the holders to subscribe to an
equivalent number of ordinary shares of the Company;
the suppression of the preferential right of the
existing shareholders in favor of the persons
designated hereafter; and the conditions of issuance
of warrants as specified; to modify the Statutes in
case of exercise of warrants effectively issued; and
authorize 2 Directors acting jointly to precise [and
possibly a declaration by deed] the exact number of
warrants to be issued, the final subscription price
of shares, the subscription periods, the procedures
for adjusting the rights of the warrants in case of
transactions on the capital; make a declaration by
deed of the achievement of capital increases and
changes in statutes resulting from it; execute the
resolutions to be taken following the above mentioned
 objects; and for all above mentioned, sign all
conventions and generally do what is necessary

PROPOSAL #4.: Amend the Article 9 of the Statutes as                       ISSUER          NO           N/A               N/A
specified

PROPOSAL #5.: Approve to replace the Article 15 of                         ISSUER          NO           N/A               N/A
the Statutes as specified

PROPOSAL #6.: Approve the addition to the Article 22                       ISSUER          NO           N/A               N/A
of the Statutes as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EXEDY CORPORATION
  TICKER:                N/A             CUSIP:     J1326T101
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'
Rights, Allow Use of Electronic Systems for Public
Notifications, Reduce Board Size to 12

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Approve Retirement Allowance for                              ISSUER          YES        AGAINST           AGAINST
Retiring Directors, and Payment of Accrued Benefits
associated with Abolition of Retirement Benefit
System for Current Corporate Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FINDEL PLC
  TICKER:                N/A             CUSIP:     G3440H107
  MEETING DATE:          7/3/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the statement of                           ISSUER          YES          FOR               FOR
accounts of the Company for the YE 31 MAR 2008
together with the Directors' and the Auditors'
reports thereon

PROPOSAL #2.: Receive and adopt the Board report on                        ISSUER          YES          FOR               FOR
the Directors' remuneration for the YE 31 MAR 2008

PROPOSAL #3.: Approve a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
MAR 2008

PROPOSAL #4.: Re-elect Dr. I.J Bolton as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Mr. G.P Craig as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. D.A Johnson as a Director                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #7.: Elect Mr. C.D Hinton as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #8.: Elect Mr. S.S McKay as a Director                            ISSUER          YES          FOR               FOR

PROPOSAL #9.: Re-appoint Deloitte & Touche LLP as the                      ISSUER          YES          FOR               FOR
 Auditors to the Company for the period to the
conclusion of the next AGM and authorize the
Directors to fix their remuneration

PROPOSAL #10.: Authorize the Directors, pursuant to                        ISSUER          YES          FOR               FOR
Section 80 of the Companies Act 1985, to allot
relevant securities [Section 80 of the Act], up to an
 aggregate nominal amount of GBP 493,497
[representing 11.59% of the issued ordinary share
capital of the Company at 23 MAY 2008]; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or 15 months]; and the Directors may
allot relevant securities after the expiry of this
authority in pursuance of such an offer or agreement,
 as if the authority conferred hereby had not expired

PROPOSAL #S.11: Authorize the Directors, subject to                        ISSUER          YES          FOR               FOR
the passing of Resolution 10 and pursuant to Section
95 of the Companies Act 1985, to allot equity
securities [Section 94 of the Act] for cash which
before the sale were held by the Company as treasury
shares [Section 162A of the said Act], pursuant to
the authority conferred by Resolution 10, disapplying
 the statutory pre-emption rights [Section 89(1) of
the Act], provided that this power is limited to the
allotment of equity securities: a) in connection with
 a rights issue in favor of ordinary shareholders; b)
 up to an aggregate nominal amount of GBP 212,825
[representing 5% of the issued ordinary share capital
 of the Company at 23 MAY 2008]; [Authority expires
the earlier of the conclusion of the next AGM of the
Company or 15 months]; and the Directors may allot
equity securities after the expiry of this authority
in pursuance of such an offer or agreement made prior
 to such expiry

PROPOSAL #S.12: Approve, in accordance with                                ISSUER          YES          FOR               FOR
Regulation 52 of the Articles of Association and
pursuant to Section 166 of the Companies Act 1985,
for 1or more market purchases [Section 163 of the
Act] of up to 8,513,005 ordinary shares of 5p each
with a nominal value of GBP 425,650 [representing 10%
 of the issued capital of the Company at 23 MAY
2008], at a minimum price of 5p per share [exclusive
of expenses] and not more than 5% above the average
of the middle market quotations of the ordinary
shares in the capital of the Company as derived from
the London Stock Exchange Daily Official List, over
the previous 5 business days; [Authority expires at
the conclusion of the next AGM of the Company]; the
Company, before the expiry, may make a contract to
purchase ordinary shares which will or may be
executed wholly or partly after such expiry

PROPOSAL #S.13: Amend the Articles of Association                          ISSUER          YES          FOR               FOR
produced in the meeting and initialed by the chairmen
 of the meeting for the purpose of the identification
 be adopted as the Article of Association of the
Company in substitution for; and to the execution of,
 the existing Article of Association as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FISHER & PAYKEL HEALTHCARE CORPORATION LTD
  TICKER:                N/A             CUSIP:     Q38992105
  MEETING DATE:          8/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statement and the                      ISSUER          NO           N/A               N/A
 Auditors' report for the YE 31 MAR 2008, as specified

PROPOSAL #2.A: Re-elect Mr. Gary Paykel as a                               ISSUER          YES          FOR               FOR
Director, retires by rotation in accordance with the
Company's Constitution

PROPOSAL #2.B: Re-elect Mr. Michale Smith as a                             ISSUER          YES          FOR               FOR
Director, retires by rotation in accordance with the
Company's Constitution

PROPOSAL #2.C: Elect Mr. Arthur Morris as a Director,                      ISSUER          YES          FOR               FOR
 retires in accordance with the Company's Constitution

PROPOSAL #3.: Authorize the Directors to fix the fees                      ISSUER          YES          FOR               FOR
 and expenses of PricewaterhouseCoopers as the
Company's Auditor

PROPOSAL #4.: Approve to issue of up to 160,000                            ISSUER          YES          FOR               FOR
options under the Fisher & Paykel Healthcare 2003
Share Option Plan to Mr. Michael Daniell, Managing
Director and Chief Executive Officer of the Company,
as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORTH PORTS PLC
  TICKER:                N/A             CUSIP:     G3639M107
  MEETING DATE:          5/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report and the                        ISSUER          YES        AGAINST           AGAINST
accounts for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend of 12p per                          ISSUER          YES          FOR               FOR
ordinary share in the capital of the Company

PROPOSAL #3.: Re-elect Mr. C.D. Collins as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mr. C.G. Hammond as a Director                      ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #5.: Re-elect Mr. P.D. Glading as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Receive and approve the Directors'                           ISSUER          YES          FOR               FOR
remuneration report for the YE 31 DEC 2008

PROPOSAL #7.: Ratify the re-appointment of                                 ISSUER          YES          FOR               FOR
PricewaterhouseCoopers LLP as the Auditors of the
Company and authorize the Directors to agree their
remuneration

PROPOSAL #8.: Authorize the Directors, to allot                            ISSUER          YES          FOR               FOR
relevant securities [Section 80 of the Companies Act
1985], up to an aggregate nominal amount of GBP 6.2
million; [Authority expires the earlier of next AGM
of the Company or on 31 JUL 2010]; and the Directors
may allot relevant securities after the expiry of
this authority in pursuance of such an offer or
agreement made prior to such expiry

PROPOSAL #S.9: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
the passing of Resolution 8 and pursuant to Section
95 of the Companies Act 1985, to allot equity
securities [Section 94 of the said Act] for cash
pursuant to the authority conferred by Resolution 8,
disapplying statutory preemption rights [Section 89
as if sub-section(1)], provided that this power is
limited to the allotment of equity securities: a) in
connection with a rights issue; and b) up to an
aggregate nominal amount of GBP 1.14 million;
[Authority expires the earlier of the next AGM of the
 Company or 31 JUL 2010]; and the Directors may allot
 equity securities after the expiry of this authority
 in pursuance of such an offer or agreement made

PROPOSAL #S.10: Authorize the Company, pursuant to                         ISSUER          YES          FOR               FOR
and in accordance with Section 166 of the Companies
Act 1985 [the Act], to make one or more market
purchases [Section 163(3)on the London stock Exchange
 of up to 6,838 million ordinary shares [representing
 15% of issued share capital, at a minimum price
equal to 50 pence [exclusive of any tax and
expenses];and not more than 5% above the average
middle market values for an ordinary shares derived
from the London Stock Exchange Daily Official List,
over the previous 5 business days; [Authority expires
 the earlier of the next AGM of the Company to be
held or on 31 JUL 2010]; and the Company, before the
expiry, may make a contract to purchase ordinary
shares which will or may be executed wholly or partly
 after such expiry; any ordinary shares purchased
shall be cancelled or if the Directors so determine
and subject to the provisions of the Companies
regulations 2003 and any applicable regulations of
the United Kingdom Listing authority to be held as

PROPOSAL #S.11: Adopt the Articles of Association of                       ISSUER          YES          FOR               FOR
the Company in substitution for and to the entire
exclusion of the existing Articles of Association of
the Company as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FRIGOGLASS SA
  TICKER:                N/A             CUSIP:     X3031A108
  MEETING DATE:          9/5/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the share capital                        ISSUER          NO           N/A               N/A
of the Company through the capitalization of a
portion of the account balance from the issuance of
shares above par value by increasing the nominal
value of each share of the Company

PROPOSAL #2.: Approve to decrease the share capital                        ISSUER          NO           N/A               N/A
of the Company through a reduction of the nominal
value of the shares of the Company and return of an
equal amount of capital to the shareholders in cash,
granting the relevant authorizations to the Board of
Directors of the Company in relation to the return to
 the shareholders of the amount of the decrease of
capital through payment in cash, the cut off of such
right, as well as the date of the initiation of the
return of the capital

PROPOSAL #3.: Amend the Article 3 of the Articles of                       ISSUER          NO           N/A               N/A
Association of the Company, and codification of the
Articles of Association into a unified text

PROPOSAL #4.: Amend the Company's Stock Option Plans                       ISSUER          NO           N/A               N/A
to the extent that these are affected by the above
items of the agenda modification of exercise price
and granting the relevant authorizations to the Board
 of Directors

PROPOSAL #5.: Approve the Share Buy Back Scheme                            ISSUER          NO           N/A               N/A
according to Article 16 of Codified Law 2190/1920

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                F-SECURE CORP, HELSINKI
  TICKER:                N/A             CUSIP:     X3034C101
  MEETING DATE:          10/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve: to return the equity from                           ISSUER          YES        AGAINST           AGAINST
Company's invested unrestricted equity and on
consequent changes to subscription price of existing
option programs, to distribute the assets from
invested unrestricted equity fund to shareholders EUR
 0.23 per share

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUGRO NV, LEIDSCHENDAM
  TICKER:                N/A             CUSIP:     N3385Q197
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the general meeting                               ISSUER          NO           N/A               N/A

PROPOSAL #2.: Report of the Board of management and                        ISSUER          NO           N/A               N/A
the Supervisory Board for the year 2008

PROPOSAL #3.: Approve the annual accounts on the FY                        ISSUER          NO           N/A               N/A
2008

PROPOSAL #4.: Grant discharge to the Managing Board                        ISSUER          NO           N/A               N/A
in respect of the duties performed during the past FY

PROPOSAL #5.: Grant discharge to the Supervisory                           ISSUER          NO           N/A               N/A
Board in respect of the duties performed during the

PROPOSAL #6.a: Approve the policy on reserves and                          ISSUER          NO           N/A               N/A
dividend

PROPOSAL #6.b: Approve to declare a dividend over the                      ISSUER          NO           N/A               N/A
 FY 2008 of EUR 1.50 gross per share which can be
taken up at the choice of shareholders entirely in
cash or in new shares of the Company

PROPOSAL #7.a: Re-appoint Mr. F.J.G.M.Cremers as a                         ISSUER          NO           N/A               N/A
Member of the Supervisory Board

PROPOSAL #7.b: Appoint Mrs. M. Helmes as a Member of                       ISSUER          NO           N/A               N/A
the Supervisory Board

PROPOSAL #8.: Authorize the Managing Board, subject                        ISSUER          NO           N/A               N/A
to the approval of the Supervisory Board, to cause
the Company to acquire its own shares for valuable
consideration, up to a maximum number which, at the
time of acquisition, the company is permitted to
acquire pursuant to the provisions of Section 98,
Subsection 2, of book 2 of the Netherlands Civil Code
 such acquisition may be effected by means of any
type of contract, including stock exchange
transactions and private transactions the price must
lie between the nominal value of the shares and an
amount equal to 10% of the market price by market
price is understood the average of the closing prices
 reached by the share s on each of the 5 stock
exchange business days preceding the date of
acquisition, as evidenced by the official price list
of euro next Amsterdam NV; [Authority expires at the
end of 18 months] commencing on 07 MAY 2009

PROPOSAL #9.a: Approve that, the Managing Board,                           ISSUER          NO           N/A               N/A
subject to the approval of the Supervisory Board be
designated for a period of 18 months as the body
which is authorized to resolve to issue shares up to
a number of share s not exceeding the number of
unissued shares in the capital of the Company

PROPOSAL #9.b: Authorize the Managing Board under                          ISSUER          NO           N/A               N/A
approval of the Supervisory Board as the sole body to
 limit or exclude the pre emptive right on new issued
 shares in the Company

PROPOSAL #10.: Any other business                                          ISSUER          NO           N/A               N/A

PROPOSAL #11.: Closing of the general meeting                              ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUJIKURA KASEI CO.,LTD.
  TICKER:                N/A             CUSIP:     J14742100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FURUKAWA-SKY ALUMINUM CORP.
  TICKER:                N/A             CUSIP:     J1746Z109
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUTURE PLC, BATH AVON
  TICKER:                N/A             CUSIP:     G37005108
  MEETING DATE:          1/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements of the Company for the FYE 30 SEP 2008
and the reports of the Directors and the Auditors

PROPOSAL #2.: Approve the remuneration report as set                       ISSUER          YES          FOR               FOR
out in the annual report of the Company for the FYE
30 SEP 2008

PROPOSAL #3.: Declare a final dividend of 0.6p per                         ISSUER          YES          FOR               FOR
ordinary share, payable on Thursday 29 JAN 2009 to
all ordinary shareholders on the register as the
close of business on Friday 09 JAN 2009

PROPOSAL #4.: Re-elect Mr. Roger Parry as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Ms. Stevie Spring as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. John Bowman as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. Michael Penington as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #8.: Re-elect Mr. Patrick Taylor as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #9.: Re-elect Mr. John Mellon as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #10.: Re-elect Mr. Seb Bishop as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #11.: Re-appoint PricewaterhouseCoopers LLP,                      ISSUER          YES          FOR               FOR
 Chartered Accountants and Registered Auditors, as
the Auditors of the Company to hold office until the
conclusion of the next general meeting at which
accounts are laid before the Company

PROPOSAL #12.: Authorize the Directors to determine                        ISSUER          YES          FOR               FOR
the remuneration of the Auditors of the Company

PROPOSAL #13.: Authorize the Directors, in                                 ISSUER          YES          FOR               FOR
substitution for any existing authority and for the
purposes of Section 80 of the Companies Act 1985 [the
 Act], to allot relevant securities [with in the
meaning of that Section] up to the nominal amount of
GBP 1,078,000 [representing just under 33% of the
issued share capital of the Company as at 01 DEC
2008]; [Authority expires the earlier at the
conclusion of the next AGM of the Company or on 31
MAR 2010]; and the Directors may allot relevant
securities after the expiry of this authority in
pursuance of such an offer or agreement made prior to

PROPOSAL #S.14: Adopt: with effect from the                                ISSUER          YES          FOR               FOR
conclusion of the meeting, the Articles of
Association produced to the meeting and for the
purpose of identification marked 'A' and initialed by
 the Chairman of the meeting as the Articles of
Association of the Company in substitution for, and
to exclusion of, the existing Articles of
Association; b) with effect from [and including] the
date on which Section 28 of the Companies Act 2006 is
 brought into force, the provisions of the Company's
Memorandum of Association which, by virtue of that
Section, are to be treated as part of the Company's
Articles of Association be removed and any limitation
 previously imposed on the Company's authorized share
 capital whether by the Company's Memorandum or
Articles of Association or by resolution in general
meeting be removed; and c) with effect from land
including the first date on which all Sections of
parts 17 and 18 of the Companies Act 2006 have been
brought into force, the amended Articles of
Association produced to the meeting and for the
purpose of identification marked 'B' and initialed by
 the Chairman of the meeting be adopted as the
Articles of Association of the Company in
substitution for, and to the exclusion of, the

PROPOSAL #S.15: Authorize the Directors, subject to                        ISSUER          YES          FOR               FOR
the passing of Resolution 13, pursuant to Section 95
of the Act, to allot equity securities [Section 94 of
 the Act] for cash pursuant to the authority
conferred upon it for the purposes of Section 80 of
the Act by Resolution 13, and to allot equity
securities [Section 94(3A) of the Act], disapplying
the statutory pre-emption rights [Section 89(1) of
the Act], provided that this power is limited to the
allotment of equity securities: a) in connection with
 any rights issue in favor of the holders of relevant
 employee ordinary shares; and b) up to an aggregate
nominal amount of GBP 163,000 [representing just
under 5% of the issued share capital of the Company
as at 01 DEC 2008]; [Authority expires the earlier at
 the conclusion of the next AGM of the Company or on
31 MAR 2010]; and the Directors may allot equity
securities after the expiry of this authority in
pursuance of such an offer or agreement made prior to

PROPOSAL #S.16: Authorize the Company, to make market                      ISSUER          YES          FOR               FOR
 purchases [Section 163(3) of the Act] of up to
32,687,000 [representing just under 10% of the issued
 share capital of the Company as at 01 DEC 2008] of 1
 penny each in the capital of the Company, at a
minimum price payable per ordinary share be 1 penny
and an amount equal to 5% above the average middle
market values for ordinary share derived from the
London Stock Exchange Daily Official List, for the 5
business days and the amount stipulated by Article
5(1) of the Buy-back and Stabilization Regulations
2003; [Authority expires the earlier at the
conclusion of the next AGM or on 31 MAR 2010]; the
Company, before the expiry, may make a contract to
purchase ordinary shares which will or may be
executed wholly or partly after such expiry

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUTURIS CORP LTD, ADELAIDE SA
  TICKER:                N/A             CUSIP:     Q39718103
  MEETING DATE:          3/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve to change the name of the                           ISSUER          YES          FOR               FOR
Company to Elders Limited with effect on and from 30
APR 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GEBERIT AG, RAPPERSWIL-JONA
  TICKER:                N/A             CUSIP:     H2942E124
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR                        ISSUER          YES          FOR             AGAINST
NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS
BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE
ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE
COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING
 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND
NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GEBERIT AG, RAPPERSWIL-JONA
  TICKER:                N/A             CUSIP:     H2942E124
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, the annual                        ISSUER          YES          FOR               FOR
accounts and the accounts of the Group 2008, as well
as acceptance of the reports of the Auditors

PROPOSAL #2.: Approve the appropriation of the                             ISSUER          YES          FOR               FOR
balance profit

PROPOSAL #3.: Grant discharge to the Board of                              ISSUER          YES          FOR               FOR
Directors
PROPOSAL #4.1: Re-elect Mr. Hans Hess as a Board of                        ISSUER          YES          FOR               FOR
Director for a term of office of 2 years

PROPOSAL #4.2: Re-elect Mr. Randolf Hanslin as a                           ISSUER          YES          FOR               FOR
Board of Director for a term of office of 3 years

PROPOSAL #4.3: Re-elect Dr. Robert Heberlein as a                          ISSUER          YES          FOR               FOR
Board of Director for a term of office of 3 years

PROPOSAL #4.4: Elect Mrs. Susanne Ruoff as a Board of                      ISSUER          YES          FOR               FOR
 Director for a term of office of 1 year

PROPOSAL #4.5: Elect Mr. Robert F. Spoerry as a Board                      ISSUER          YES          FOR               FOR
 of Director for a term of office of 1 year

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors for the year 2009

PROPOSAL #6.: Approve to reduce the share capital                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GERRESHEIMER AG, DUESSELDORF
  TICKER:                N/A             CUSIP:     D2852S109
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2007/2008 FY
with the report of the Supervisory Board, the group
financial statements and annual report, and the
report pursuant to Sections  289[4] and 315[4] of the
 German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          YES          FOR               FOR
distributable profit of EUR 30,540,322.52 as follows:
 Payment of a dividend of EUR 0.40 per share EUR
17,980,322.52 shall be carried forward Ex-dividend
and payable date: 30 APR 2009

PROPOSAL #3.: Ratification of the acts of the Board                        ISSUER          YES          FOR               FOR
of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #5.: Election of Theodor Stuth to the                             ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #6.: Appointment of the Auditors for the                          ISSUER          YES          FOR               FOR
2008/2009 FY, Deloitte Touche, Dusseldorf

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GLORY LTD.
  TICKER:                N/A             CUSIP:     J17304130
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GOLDSHIELD GROUP PLC, THORNTON HEATH SURREY
  TICKER:                N/A             CUSIP:     G3974J107
  MEETING DATE:          8/6/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts and the report of                       ISSUER          YES          FOR               FOR
the Directors and Auditors for the YE 31 MAR 2008

PROPOSAL #2.: Re-appoint Dr. Keith Hellawell QPM as a                      ISSUER          YES          FOR               FOR
 Non-Executive Director of the Company

PROPOSAL #3.: Re-appoint Mr. Nick Woollacott as a                          ISSUER          YES          FOR               FOR
Non-Executive Director of the Company

PROPOSAL #4.: Re-appoint Mr. Paul Edwards MBE as a                         ISSUER          YES          FOR               FOR
Non-Executive Director of the Company

PROPOSAL #5.: Re-appoint Grant Thornton UK LLP as the                      ISSUER          YES          FOR               FOR
 Company's Auditors and authorize the Directors to
fix their remuneration

PROPOSAL #6.: Declare a dividend of 5.5 pence per                          ISSUER          YES          FOR               FOR
Ordinary Share in respect of the FYE 31 MAR 2008

PROPOSAL #7.: Receive the remuneration report for the                      ISSUER          YES          FOR               FOR
 YE 31 MAR 2008

PROPOSAL #8.: Authorize the allotment of relevant                          ISSUER          YES          FOR               FOR
securities

PROPOSAL #S.9: Authorize the disapplication of pre-                        ISSUER          YES          FOR               FOR
emption rights

PROPOSAL #S.10: Authorize the purchase of the                              ISSUER          YES          FOR               FOR
Company's own shares

PROPOSAL #S.11: Amend the Articles allowing the Board                      ISSUER          YES          FOR               FOR
 to authorize conflicts or potential conflicts

PROPOSAL #S.12: Amend the Articles permitting the                          ISSUER          YES          FOR               FOR
Company to use its website to communicate with members

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRENKELEASING AG, BADEN-BADEN
  TICKER:                N/A             CUSIP:     D2854Z101
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the Group financial
 statements and annual report, and the report
pursuant to Sections 289[4] and 315[4] of the German

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          YES        AGAINST           AGAINST
distributable profit of EUR 55,711,683.62 as follows:
 payment of a dividend of EUR 0.60 per share EUR
45,048,353.78 shall be allocated to the revenue
reserve EUR 2,452,870.44 shall be carried forward ex-
dividend and payable date: 13 MAY 2009

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          YES          FOR               FOR
of Managing Directors

PROPOSAL #4.: Ratification of the Acts of the                              ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2009 FY                      ISSUER          YES          FOR               FOR
 Ernst and Young AG, Frankfurt

PROPOSAL #6.: Authorization to acquire own shares the                      ISSUER          YES          FOR               FOR
 company shall be authorized to acquire own shares of
 up to 10% of its share capital, at prices not
deviating more than 20% from the market price of the
shares, on or before 11 NOV 2010, the Board of
Managing Directors shall be authorized to use the
shares for acquisition purposes, to sell the shares
at a price not materially below their market price,
and to retire the shares

PROPOSAL #7.: Resolution on the renewal of the                             ISSUER          YES        AGAINST           AGAINST
authorized capital, and the corresponding amendments
to the Articles of Association the existing
authorization to increase the share capital by up to
EUR 8,500,000 on or before 30 APR 2010, shall be
revoked, the board of Managing Directors shall be
authorized, with the consent of the Supervisory
Board, to increase the share capital by up to EUR
8,500,000 through the issue of new bearer shares
against payment in cash and/or kind, on or before 11
May 2014, shareholders shall be granted subscription
rights, except for residual amounts, for the issues
of shares at a price not materially below their
market price, and for the issue of shares for

PROPOSAL #8.: Amendments to the Articles of                                ISSUER          YES          FOR               FOR
Association in connection with the proposed
shareholder rights directive implementation Law
[ARUG] Section 12 shall be amended in respect of the
shareholders' meeting being announced in the federal
gazette at least 36 days in advance, Section 13 shall
 be amended in respect of shareholders being required
 to register with the Company at least six days
before the shareholders' meeting and to supply proof
of their holdings as per the 21st day prior to the
meeting, and proxy voting instructions being able to
given by way of electronic means of communication

PROPOSAL #9.: Approval of the control and profit                           ISSUER          YES          FOR               FOR
transfer agreement with Weblease Netbusiness AG as
the controlled Company, effective from 01 JAN 2009,
until at least 31 DEC 2013

PROPOSAL #10.: Approval of the profit transfer                             ISSUER          YES          FOR               FOR
agreement with Hesse Newman and CO. AG as the
transferring Company, effective from 01 APR 2009,
until at least 31 DEC 2014, if you wish to vote
please send us your voting instruction no later than
04 MAY 2009 the invitation and the original agenda in
 German will be sent to you via e-mail, please
contact us if you experience problems receiving the
e-mail with the agenda attached, best regards Wenyan
Wang Bnp Paribas securities services, please be
advised that Grenkeleasing Ag published a record
date: 21 APR 2009 [start of business day]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GULFSANDS PETROLEUM PLC, LONDON
  TICKER:                N/A             CUSIP:     G4277P105
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the reports of the                         ISSUER          YES        AGAINST           AGAINST
Directors and the financial statements and for the YE
 31 DEC 2008 and report of the Auditors thereon

PROPOSAL #2.: Re-elect Mr. K.P. Judge as a Director                        ISSUER          YES        AGAINST           AGAINST
of the Company, who retires in accordance with
Article 103 of the Company's Articles of Association

PROPOSAL #3.: Re-elect Mr. A. West as a Director of                        ISSUER          YES        AGAINST           AGAINST
the Company, who retires in accordance with Article
103 of the Company's Articles of Association

PROPOSAL #4.: Re-appoint Mr. A.B. Rose as a Director                       ISSUER          YES        AGAINST           AGAINST
of the Company, who retires in accordance with
Article 109 of the Company's Articles of Association

PROPOSAL #5.: Re-appoint Mr. R.J. Malcolm as a                             ISSUER          YES        AGAINST           AGAINST
Director of the Company, who retires in accordance
with Article 109 of the Company's Articles of
Association

PROPOSAL #6.: Re-appoint UHY Hacker Young LLP as the                       ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to determine
their remuneration

PROPOSAL #7.: Authorize the Directors, in                                  ISSUER          YES          FOR               FOR
substitution for any existing authority in all
previous powers granted to them and in accordance
with Section 80 of the Companies Act 1985 [the Act],
to allot and make offers to allot relevant securities
 [with the meaning of Section 80(2) of the Act] up to
 an aggregate nominal amount of GBP 2,266,731.28;
[Authority expires at the conclusion of the next AGM
of the Company to be held on 2010]; and the Directors
 may allot relevant securities in pursuance of such
an offer or agreement made prior to expiry of this

PROPOSAL #S.8: Authorize the Directors, pursuant to                        ISSUER          YES          FOR               FOR
Section 95 of the Act, to allot equity securities
[Section 94(2) of the Act] pursuant to the authority
conferred by Resolution 7, disapplying the statutory
pre-emption rights [Section 89(1) Act], provided that
 this power is limited to the allotment of equity
securities: a) in connection with a rights issue in
favor of ordinary shareholders; b) up to an aggregate
 nominal amount of GBP 340,521.48; [Authority expires
 at the conclusion of the next AGM of the Company to
be held in 2010]; the Company may make an offer or
agreement before the expiry of this power which would
 or might require equity securities to be allotted
otherwise than in accordance with Section 89 of the
Act; and the Directors may allot equity securities
after the expiry of this authority in pursuance of
such an offer or agreement made prior to such expiry

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                H.I.S.CO.,LTD.
  TICKER:                N/A             CUSIP:     J20087102
  MEETING DATE:          1/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to the Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HAWESKO HOLDING AG, HAMBURG
  TICKER:                N/A             CUSIP:     D3126K104
  MEETING DATE:          6/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the Group financial
 statements and Group annual report as well as the
report by the Board of Managing Directors pursuant to
 Sections 289(4) and 315(4) of the German Commercial

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          YES          FOR               FOR
distributable profit of EUR 10,954,054.50 as follows:
 Payment of a dividend of EUR 1.20 per no-par share
EUR 352,253.70 shall be carried forward Ex-dividend
and payable date: 16 JUN 2009

PROPOSAL #3.: Ratification of the acts of the Board                        ISSUER          YES          FOR               FOR
of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #5.1.: Elections to the Supervisory Board:                        ISSUER          YES          FOR               FOR
Ms. Angelika Jahr-Stilcken

PROPOSAL #5.2.: Elections to the Supervisory Board:                        ISSUER          YES          FOR               FOR
Mr. Franz Juergen Saecker

PROPOSAL #6.: Appointment of the Auditors for the                          ISSUER          YES          FOR               FOR
2009 FY: PricewaterhouseCoopers AG, Hamburg

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HEADLAM GROUP PLC
  TICKER:                N/A             CUSIP:     G43680100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to accept financial statements                       ISSUER          YES        AGAINST           AGAINST
and the statutory reports

PROPOSAL #2.: Approve the final dividend of 14.10                          ISSUER          YES          FOR               FOR
Pence per ordinary share

PROPOSAL #3.: Re-elect Mr. Steve Wilson as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Re-elect Mr. Mike O'Leary as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Re-appoint KPMG Audit plc as the                             ISSUER          YES          FOR               FOR
Auditors of the Company

PROPOSAL #6.: Authorize the Board to fix remuneration                      ISSUER          YES          FOR               FOR
 of the Auditors

PROPOSAL #7.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #8.: Grant authority to issue of equity or                        ISSUER          YES          FOR               FOR
equity-linked securities with pre-emptive rights up
to aggregate nominal amount of GBP 1,122,500

PROPOSAL #S.9: Grant authority, subject to the                             ISSUER          YES          FOR               FOR
passing of Resolution 8, to issue of equity or
equity-linked securities without pre emptive rights
up to aggregate nominal amount of GBP 213,000

PROPOSAL #S.10: Grant authority 12,467,000 ordinary                        ISSUER          YES          FOR               FOR
shares for market purchase

PROPOSAL #S.11: Authorize the Company to hold general                      ISSUER          YES          FOR               FOR
 meetings[other than AGMs] on 14 days' clear notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HELPHIRE GROUP PLC, LONDON
  TICKER:                N/A             CUSIP:     G4393T106
  MEETING DATE:          9/8/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve to increase the authorized                          ISSUER          YES          FOR               FOR
share capital of the Company from GBP 10,000,000 to
GBP 11,000,000 by the creation of 20,000,000 ordinary
 shares of 5 pence each in the capital of the
Company; and subject to and conditional upon
admission to listing by the UK listing by the UK
listing authority and to trading on the London Stock
Exchange's market for listed securities of the new
ordinary shares of 5 pence each to be issued by the
Company in connection with the placing and open
offer, and in substitution for the like authority
conferred on them at the last AGM of the Company but
without prejudice to any other such authority
previously conferred on them; authorize the Directors
 of the Company of Section 80 of the 1985 Act to
allot and issue relevant securities [within the
meaning of that Section] up to an aggregate nominal
amount of 40,871,027 new ordinary shares [nominal GBP
 2,043,551] for the purposes of the placing and open
offer; and otherwise than pursuant to Section i)
above up to an aggregate amount of 40,167,484
ordinary shares [GBP 2,008,374.30 nominal value]; and
 [Authority expires at the conclusion of the AGM of
the Company in 2009 and the Company may before such
expiry make offers or agreements which would or might
 require relevant securities to be allotted after
such expiry and notwithstanding such expiry and in
pursuance of such offers or agreement to such expiry]
 subject to and conditional upon admission to listing
 by the UK listing by the UK listing authority and to
 trading on the London Stock Exchange's market for
listed securities of the new ordinary shares to be
issued by the Company in connection with the placing
and open offer, pursuant to Section 95 of the 1985
Act for cash pursuant to the authority conferred by
part B of the this resolution above and/or where such
 allotment constitutes an allotment of equity
securities by virtue of Section 94(3A) of the 1985,
Act, as if Sub-Section(1) of Section 89 of the 1985
Act disapply to any such allotment, in connection
with rights issue, open offer or any other pre-
emptive offer in favour of ordinary
shareholders[excluding any shareholder holding shares
 as treasury shares] of 40,871,027 new ordinary
shares; and the allotment [otherwise than pursuant to
 Section [i]] of up to an aggregate amount of
8,991,625 ordinary shares [nominal value GBP
449,581.25]; [Authority expires at the conclusion of
the AGM of the Company in 2009 and the Company may
before such expiry make offers or agreements which
would or might require relevant securities to be
allotted after such expiry and notwithstanding such

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HELPHIRE GROUP PLC, LONDON
  TICKER:                N/A             CUSIP:     G4393T106
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the financial                              ISSUER          YES          FOR               FOR
statements for the FYE 30 JUN 2008 and receive the
Directors' and the Auditors' reports

PROPOSAL #2.: Declare a final dividend of 5.8 pence                        ISSUER          YES          FOR               FOR
per ordinary share

PROPOSAL #3.: Re-elect Mr. Mark Jackson as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect Mr. Mark Adams as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect Dr. Reiner Hagemann as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-appoint Deloitte & Touche LLP as the                      ISSUER          YES          FOR               FOR
 Auditors to the Company until the conclusion of the
next general meeting of the Company at which accounts
 are laid and authorize the Directors to fix their
remuneration

PROPOSAL #7.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report for the FYE 30 JUN 2008

PROPOSAL #S.8: Approve the amendments to the Articles                      ISSUER          YES          FOR               FOR
 of Association of the Company as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HELPHIRE GROUP PLC, LONDON
  TICKER:                N/A             CUSIP:     G4393T106
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the Company                              ISSUER          YES          FOR               FOR
authorized share capital: the allotment by the Board
of relevant securities and the issue of new ordinary
shares at a discount of 20.5% to the closing mid-
market price on 08 APR 2009

PROPOSAL #2.: Approve the allotment by the Board by                        ISSUER          YES          FOR               FOR
the New Ordinary Shares to Schraders and the payment
of a commitment commission to Schraders

PROPOSAL #3.: Approve the Executive Share Incentive                        ISSUER          YES          FOR               FOR
Scheme

PROPOSAL #4.: Authorize the Company to pay aggregated                      ISSUER          YES          FOR               FOR
 fees to Director of the Company of in excess of GBP
200,000 but not more than GBP 400,000 during the FYE
30 JUN 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HELPHIRE GROUP PLC, LONDON
  TICKER:                N/A             CUSIP:     G4393T130
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the financial                              ISSUER          YES          FOR               FOR
statements for the FYE 30 JUN 2008 and the Directors'
 and the Auditors' reports

PROPOSAL #2.: Declare a final dividend of 5.8 pence                        ISSUER          YES          FOR               FOR
per ordinary share

PROPOSAL #3.: Re-elect Mr. Mark Jackson as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect Mr. Mark Adams as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect Dr. Reiner Hagemann as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-appoint Deloitte & Touche LLP as the                      ISSUER          YES          FOR               FOR
 Auditors to the Company until the conclusion of the
next general meeting of the Company at which accounts
 are laid and authorize the Directors to fix their
remuneration

PROPOSAL #7.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report for the FYE 30 JUN 2008

PROPOSAL #S.8: Amend the Articles of Association                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HELVETIA HOLDING AG, ST.GALLEN
  TICKER:                N/A             CUSIP:     H35927120
  MEETING DATE:          4/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, annual                            ISSUER          YES          FOR               FOR
financial statements, consolidated financial
statements 2008 and the reports from the Statutory
Auditors

PROPOSAL #2.: Ratify the Officers acts                                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Approve the appropriation of the net                         ISSUER          YES          FOR               FOR
profit for the year 2008

PROPOSAL #4.1: Amend the Articles of Association:                          ISSUER          YES          FOR               FOR
Group Auditors Articles 9.2 and 22.1 and 22.2

PROPOSAL #4.2: Amend the Articles of Association:                          ISSUER          YES          FOR               FOR
lowering of the threshold for Agenda Items, Article 11

PROPOSAL #5.1: Re-elect Mr. Hans-Juerg Bernet to the                       ISSUER          YES        AGAINST           AGAINST
Board of Directors

PROPOSAL #5.2: Re-elect Mr. John Martin Manser to the                      ISSUER          YES        AGAINST           AGAINST
 Board of Directors

PROPOSAL #5.3: Re-elect Mr. Pierin Vincenz to the                          ISSUER          YES        AGAINST           AGAINST
Board of Directors

PROPOSAL #6.: Elect KPMG Ltd, Zurich as the Statutory                      ISSUER          YES          FOR               FOR
 Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HENDERSON LAND DEVELOPMENT CO LTD
  TICKER:                N/A             CUSIP:     Y31476107
  MEETING DATE:          12/8/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the Audited                              ISSUER          YES          FOR               FOR
Accounts and the Reports of the Directors and
Auditors for the YE 30 JUN 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Re-elect Mr. Lee Ka Kit as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Re-elect Mr. Lee Ka Shing as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Re-elect Mr. Suen Kwok Lam as a                             ISSUER          YES        AGAINST           AGAINST
Director
PROPOSAL #3.4: Re-elect Mr. Patrick Kwok Ping Ho as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.5: Re-elect Mrs. Angelina Lee Pui Ling as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #3.6: Re-elect Mr. Wu King Cheong as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.7: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors' remuneration

PROPOSAL #4.: Re-appoint the Auditors and authorize                        ISSUER          YES          FOR               FOR
the Directors to fix their remuneration

PROPOSAL #5.A: Authorize the Directors to repurchase                       ISSUER          YES          FOR               FOR
ordinary shares of HKD 2.00 each in the capital of
the Company during the relevant period, on The Stock
Exchange of Hong Kong Limited [Stock Exchange] or any
 other stock exchange on which the shares of the
Company may be listed and recognized by the Stock
Exchange and the Securities and Futures Commission,
on share repurchases for such purposes, subject to
and in accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on the Stock Exchange or of any other
Stock Exchange as amended from time to time, not
exceeding 10% of the aggregate nominal amount of the
issued share capital of the Company; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is required
by the Articles of Association of the Company or the
Companies Ordinance [Chapter 32 of the Laws of Hong
Kong] to be held]

PROPOSAL #5.B: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares of
the Company and make or grant offers, agreements and
options [including warrants, bonds, debentures, notes
 and other securities convertible into shares in the
Company] during and after the relevant period, not
exceeding the aggregate of 20% of the aggregate
nominal amount of the share capital of the Company,
otherwise than pursuant to i) a rights issue; or ii)
any option scheme or similar arrangement; or iii) an
issue of shares in the Company upon the exercise of
the subscription or conversion rights attaching to
any warrants or convertible notes which may be issued
 by the Company or any of its subsidiaries; or iv)
any scrip dividend pursuant to the Articles of
Association of the Company from time to time;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Articles of Association of the
Company or the Companies Ordinance [Chapter 32 of the
 Laws of Hong Kong] to be held]

PROPOSAL #5.C: Approve to extend the general mandate                       ISSUER          YES        AGAINST           AGAINST
granted to the Directors of the Company to allot,
issue and deal with any additional shares of the
Company pursuant to Resolution 5.B, by the addition
to the aggregate nominal amount of share capital
which may be allotted, issued and dealt with or
agreed conditionally or unconditionally to be
allotted, issued and dealt with by the Directors
pursuant to such general mandate an amount
representing the aggregate nominal amount of the
share capital of the Company repurchased by the
Company pursuant to Resolution 5.A, provided that
such amount does not exceed 10% of the aggregate
nominal amount of the share capital of the Company at
 the date of passing this resolution

PROPOSAL #S.6: Amend Article 78 and Article 123 of                         ISSUER          YES          FOR               FOR
the Articles of Association of the Company as

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HISAKA WORKS,LTD.
  TICKER:                N/A             CUSIP:     J20034104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint Accounting Auditors                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HITE BREWERY CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y1593V204
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 1st income statement,                            ISSUER          YES          FOR               FOR
balance sheet and the appropriation of income and
cash dividends of KRW 2500 per common share and KRW
2550 per preferred share and stock dividends of 0.02
shares per share

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Elect 1 Inside Director and 2 Outside                        ISSUER          YES        AGAINST           AGAINST
Directors

PROPOSAL #4.: Elect 2 Outside Directors who will also                      ISSUER          YES        AGAINST           AGAINST
 serve as the Members of the Audit Committee

PROPOSAL #5.: Approve the total remuneration of the                        ISSUER          YES          FOR               FOR
Inside Directors and the Outside Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HOMESERVE PLC
  TICKER:                N/A             CUSIP:     G8291Z148
  MEETING DATE:          7/28/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts                       ISSUER          YES          FOR               FOR
for the YE 31 MAR 2008 and the reports of the
Directors and the Auditors therein

PROPOSAL #2.: Approve the remuneration report for the                      ISSUER          YES          FOR               FOR
 YE 31 MAR 2008

PROPOSAL #3.: Declare the final dividend of 21.85p                         ISSUER          YES          FOR               FOR
per ordinary share

PROPOSAL #4.: Elect Mr. A. Sibbald as a Director                           ISSUER          YES          FOR               FOR
[since the last AGM]

PROPOSAL #5.: Re-elect Mr. B.H.Whitty as a Director                        ISSUER          YES          FOR               FOR
[retiring by rotation]

PROPOSAL #6.: Re-elect Mr. R.D. Harpin as a Director                       ISSUER          YES          FOR               FOR
[retiring by rotation]

PROPOSAL #7.: Re-appoint Deloitte & Touche LLP as the                      ISSUER          YES          FOR               FOR
 Auditors of the Company and authorize the Directors
to fix their remuneration

PROPOSAL #8.: Authorize the Directors, in accordance                       ISSUER          YES          FOR               FOR
with the Article of Association and pursuant to
Section 80 of the Companies Act 1985, to allot
relevant securities up to an aggregate nominal amount
 of GBP 2,823,035; [Authority expires at the
conclusion of the AGM of the Company in 2009 or 27
OCT 2009] and the Directors may allot relevant
securities in pursuance of such an offer or agreement
 as if the authority conferred hereby had not expired

PROPOSAL #S.9: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
passing of Resolution 8 and in accordance with the
Articles of Association, to allot equity securities
wholly for cash as if the Section 89(1) of the
Companies Act 1985 did not apply, up to an aggregate
nominal amount of GBP 407,438; [Authority expires
earlier at the conclusion of the AGM of the Company
in 2009 or 27 OCT 2009] and the Directors may allot
relevant securities in pursuance of such an offer or
agreement as if the authority conferred hereby had
not expired

PROPOSAL #S.10: Authorize the Company to make market                       ISSUER          YES          FOR               FOR
purchases [Section 163(3) of the Companies Act 1985],
 to make market purchases of up to 6,519,023 ordinary
 shares of 12 1/2p each in the capital of the
Company, at a minimum price of 12 1/2p and not more
than 105% above the average middle market value for
such shares derived from the London Stock Exchange
Daily Official List, for the 5 business days
preceding the day on which such shares is contracted
to be purchased and the price stipulated by Article
5(1) of the buy-back and stabilisation regulation [EC
 No 2273/2003]; [Authority expires earlier at the
conclusion of the AGM of the Company in 2009 or 27
OCT 2009]; the Company, before the expiry, may make a
 contract to purchase ordinary shares which will or
may be executed wholly or partly after such expiry

PROPOSAL #S.11: Amend the Articles of the association                      ISSUER          YES          FOR               FOR
 produced to the meeting and intialled by the
Chairman of the meeting for the purpose of
identification and adopt the Articles of the
association of the Company in substitution for, and
to the exclusion of, the existing Articles of

PROPOSAL #12.: Approve, the rules of the Homeserve                         ISSUER          YES          FOR               FOR
2008 Long Term Incentive Plan [the new LTIP] the
principal terms of which are summarized as specified,
 and the rules of which are produced in draft to this
 meeting and, for the purposes of identification,
initialled by the Chairman, and authorize the
Directors to [a] make such minor amendments to
benefit the administration of the new LTIP as they
may consider appropriate for the implementation of
the new LTIP and to adopt the new LTIP as so modified
 and to do all such other acts and things as they may
 consider appropriate to implement the new LTIP; and
[b] establish further plans based on the new LTIP but
 modified to take account of local tax, exchange
control or Securities laws in overseas territories,
provided that any shares made available under such
further plans are treated as counting against the
limits on individual or overall participation in the
new LTIP

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HONEYS.CO.,LTD.
  TICKER:                N/A             CUSIP:     J21394101
  MEETING DATE:          8/19/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Allow Use of                               ISSUER          YES        AGAINST           AGAINST
Electronic Systems for Public Notifications

PROPOSAL #3: Approve Merger with Subsidiaries,                             ISSUER          YES          FOR               FOR
Another Notes Ltd. and Third Planning Ltd., by
Aborbing These Subsidiaries

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HONG KONG AIRCRAFT ENGR LTD
  TICKER:                N/A             CUSIP:     Y29790105
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #2.a: Re-elect Mr. CHAN Ping Kit as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.b: Re-elect Mr. Davy HO Cho Ying as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.c: Re-elect Mr. Lincoln LEONG Kwok Kuen                        ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #2.d: Elect Mr. Augustus TANG Kin Wing as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.e: Elect Mr. Merlin Bingham SWIRE as a                         ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors and authorize the Directors to fix their
 remuneration

PROPOSAL #4.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to make on-market share repurchases [within the
meaning of the Code on Share Repurchases], during the
 relevant period, not exceeding 10% of the aggregate
nominal amount of the shares in issue at the date of
passing this resolution; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM is to be held by law]

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot, issue and deal with additional shares and
to make or grant offers, agreements and options which
 will or might require the exercise of such powers
during or after the end of the relevant period, not
exceeding 20% of the aggregate nominal amount of the
shares in issue at the date of passing this
resolution provided that the aggregate nominal amount
 of the shares so allotted [or so agreed
conditionally or unconditionally to be allotted]
pursuant to this resolution wholly for cash shall not
 exceed 5% of the aggregate nominal amount of the
shares in issue at the date of passing this
resolution, otherwise than pursuant to i) a Rights
Issue or ii) any scrip dividend or similar
arrangement providing for the allotment of shares in
lieu of the whole or part of a dividend on shares;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM is to be held by law]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HOPEWELL HOLDINGS LTD
  TICKER:                N/A             CUSIP:     Y37129148
  MEETING DATE:          10/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
financial statements and the reports of the Directors
 and the Independent Auditor's for the YE 30 JUN 2008

PROPOSAL #2.1: Declare a final dividend of HK 40                           ISSUER          YES          FOR               FOR
cents per share

PROPOSAL #2.2: Declare a special final dividend of HK                      ISSUER          YES          FOR               FOR
 110 cents per share

PROPOSAL #3.1: Re-elect Mr. Josiah Chin Lai KWOK as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.2: Re-elect Mr. Guy Man Guy WU as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.3: Re-elect Lady Ivy Sau Ping KWOK WU as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.4: Re-elect Ms. Linda Lai Chuen LOKE as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.5: Re-elect Mr. Barry Chung Tat MOK as a                       ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.6: Approve to fix the Directors' fees                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-appoint Messrs. Deloitte Touche                           ISSUER          YES          FOR               FOR
Tohmatsu as the Auditor and authorize the Directors
to fix their remuneration

PROPOSAL #5.1: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to repurchase shares on The Stock Exchange of Hong
Kong Limited [the Stock Exchange] or on any other
stock exchange on which the shares of the Company may
 be listed and which is recognized by the Securities
and Futures Commission of Hong Kong and the Stock
Exchange for this purposes, subject to and in
accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on the Stock Exchange or of any other
stock exchange as amended from time to time, not
exceeding 10% of the aggregate nominal amount of the
issued share capital of the Company as at the date of
 the passing of this resolution; [Authority expires
the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by law to be
held]

PROPOSAL #5.2: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares of
the Company and to make or grant offers, agreements
or options [including warrants, bonds, debentures,
notes and other securities which carry rights to
subscribe for or are convertible into shares of the
Company] during and after the relevant period, not
exceeding 20% of the aggregate nominal amount of the
issued share capital of the Company, [otherwise than
as scrip dividends pursuant to the Articles of
Association of the Company from time to time or
pursuant to a rights issue (as specified) or pursuant
 to the exercise of any rights of subscription or
conversion under any existing warrants, bonds,
debentures, notes and other securities issued by the
Company or any share option scheme]; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is required

PROPOSAL #5.3: Approve to extend the general mandate                       ISSUER          YES        AGAINST           AGAINST
granted to the Directors to allot shares pursuant to
Resolution 5.2 by the addition thereto of an amount
representing the aggregate nominal amount of the
share capital of the Company repurchased by the
Company under the authority granted pursuant to
Resolution 5.1 as specified, provided that such
extended amount shall not exceed 10% of the aggregate
 nominal amount of the share capital of the Company
in issue as at the date of passing this resolution

PROPOSAL #S.6: Amend the Article 91[B] of the                              ISSUER          YES          FOR               FOR
Articles of Association as specified; and authorize
the Directors to do all such acts and execute all
documents to effect and implement the amendment to
Article 91[B] of the Articles of Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HOPEWELL HOLDINGS LTD
  TICKER:                N/A             CUSIP:     Y37129148
  MEETING DATE:          10/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the Conditional                          ISSUER          YES          FOR               FOR
Agreement dated 02 SEP 2008 entered into between
Hopewell Guangzhou-Zhuhai Superhighway Development
Limited [HHI West HK Co] and Guangdong Provincial
Highway Construction Company Limited [West Route PRC
Partner] regarding amendments of the Sino-foreign co-
operative joint venture contract dated 05 JAN 2004
between them, as may be amended from time to time
[the JV Contract] in relation to the proposed
Zhongshan-to-Zhuhai section of approximately 38 km
[Phase III West] of the route for a proposed network
of dual 3 lane toll-expressways in the western Pearl
River Delta, linking Guangzhou, Foshan, Zhongshan and
 Zhuhai [Western Delta Route] and the Conditional
Agreement dated 02 SEP 2008 entered into between HHI
West HK Co and West Route PRC Partner regarding
amendments of the Articles of Association, as may be
amended from time to time [the JV Articles] of
Guangdong Guangzhou-Zhuhai West Superhighway Company
Limited [West Route JV] in relation to Phase III West
 [copies of the two Conditional Agreements [the 2008
Phase III Amendment Agreements] have been produced at
 this meeting and marked as Exhibit-A and signed by a
 Director of the Company for the purpose of
identification] and all transactions contemplated
thereby; the Conditional Agreement dated 02 SEP 2008
entered into between HHI West HK Co and West Route
PRC Partner regarding amendments of the JV Contract
in relation to the proposed Shunde-to-Zhongshan
section of approximately 46 km of the Western Delta
Route [Phase II West] and the Conditional Agreement
dated 02 SEP 2008 entered into between HHI West HK Co
 and West Route PRC Partner regarding amendments of
the JV Articles in relation to Phase II West [copies
of the two Conditional Agreements [the 2008 Phase II
Amendment Agreements, together with the 2008 Phase
III Amendment Agreements, the 2008 Amendment
Agreements] have been produced at this meeting and
marked as Exhibit-B and signed by a Director of the
Company for the purpose of identification] and all
transactions contemplated thereby; and the entering
into of all such transactions, agreements and
arrangements [including without limitation, with West
 Route PRC Partner and Guangdong Provincial
Communication Group Company Limited and their
respective subsidiaries and associated Companies and
with other connected persons of the Company], and
signing, sealing, execution, perfection, performance
and delivery of all such documents by West Route JV,
Hopewell Highway Infrastructure Limited [HHI] or any
subsidiary or jointly controlled entity of HHI as the
 Directors of HHI may in their absolute discretion
consider necessary or desirable or expedient to give
effect to the 2008 Amendment Agreements or for the
implementation of all transactions contemplated
thereunder, including but not limited to: 1] amending
 the terms of the 2008 Amendment Agreements, the JV
Contract and the JV Articles as required by relevant
authorities in the People's Republic of China [PRC
Authorities] or for the purposes of obtaining the
approval of PR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ICOM INCORPORATED
  TICKER:                N/A             CUSIP:     J2326F109
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Treasury Shares for Odd-Lot Purchases

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IDS SCHEER AG, SAARBRUECKEN
  TICKER:                N/A             CUSIP:     D3462A108
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the group financial
 statements and group annual report

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          YES          FOR               FOR
distribution profit of EUR 9,811,979.81 as follows:
Payment of a dividend of EUR 0.22 per no-par share
EUR 2,400,000 shall be allocated to the other revenue
 reserves EUR 385,604.41 shall be carried forward Ex-
dividend and payable date: 20 MAY 2009

PROPOSAL #3.: Ratification of the acts of the Board                        ISSUER          YES          FOR               FOR
of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #5.: Appointment of the Auditors for the                          ISSUER          YES          FOR               FOR
2009 FY: PricewaterhouseCoopers AG, Saarbrucken

PROPOSAL #6.: Elections to the Supervisory Board a]                        ISSUER          YES          FOR               FOR
Prof. Dr. Dr. H.C. Mult. August-Wilhelm Scheer b]
Prof. Dr. Alexander Pocsay c] Thomas Bruch d] Helmut
Mader

PROPOSAL #7.: Authorization to acquire own shares the                      ISSUER          YES          FOR               FOR
 Company shall be authorized to acquire own shares of
 up to 10% of its share capital, through the stock
exchange at prices not deviating more than 10% from
the mark et price of the shares, or by way o f a
repurchase offer at prices not deviating more than
20% from the market price of the shares, during the
next 18 months; the Board of Managing Directors shall
 be authorized to retire the shares, to use the
shares for acquisition purposes or for the
fulfillment of conversion or option rights, and to
offer the shares to employees of the Company and its

PROPOSAL #8.: Resolution on the revocation of the                          ISSUER          YES        AGAINST           AGAINST
existing authorized capital, the creation of new
authorized capital and the corresponding amendment to
 the Articles of Association the existing authorized
capital of up to EUR 15,883,585 shall be revoked; the
 Board of Managing Directors shall be authorized,
with the consent of the Supervisory Board, to
increase the share capital by up to EUR 16,000,000
through the issue of new bearer no-par shares against
 contributions in cash and/or kind, for a period of 5
 years; Shareholders; subscription rights may be
excluded for a capital increase against cash payment
of up to 10% of the share capital if the shares are
issued at a price not materially below the market
price of identical shares, for the issue of employee
shares, for a capital increase against payment in
kind and for residual amounts

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ILUKA RES LTD
  TICKER:                N/A             CUSIP:     Q4875J104
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. John Pizzey as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires in accordance with
Article 17.2 of the Company's Constitution

PROPOSAL #2.: Adopt the remuneration report of the                         ISSUER          YES          FOR               FOR
Company for the YE 31 DEC 2008, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                I-MATE PLC, GLASGOW
  TICKER:                N/A             CUSIP:     G4761U107
  MEETING DATE:          11/10/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the financial                              ISSUER          YES          FOR               FOR
statements of the Company for the period ended 31 MAR
 2008 together with the reports of the Directors and
Auditors thereon

PROPOSAL #2.: Approve the report of the Remuneration                       ISSUER          YES          FOR               FOR
Committee for the period ended 31 MAR 2008

PROPOSAL #3.: Re-elect Mr. Bernard Anthony Cragg as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #4.: Elect Mr. Melkon Marashlian as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #5.: Re-appoint Deloitte &Touche LLP as the                       ISSUER          YES          FOR               FOR
Auditors of the Company and authorize the Directors
to fix their remuneration

PROPOSAL #S.6: Authorize the Directors, in                                 ISSUER          YES          FOR               FOR
substitution for any existing authority and pursuant
to Section 80 of the Companies Act 1985, to allot
relevant securities [within the meaning of that
section] up to an aggregate nominal amount equal to
GBP 2,000,000 or if less, the lower of (i) the
authorized but unissued share capital of the Company
and (ii) the aggregate nominal amount of one third of
 the ordinary share capital of the Company in issue,
to such persons and at such times and on such terms
as they think proper; [Authority expires the earlier
of the conclusion of the next AGM of the Company or
30 SEP 2009]; and the Directors may allot relevant
securities after the expiry of this authority in
pursuance of such an offer or agreement made prior to
 such expiry

PROPOSAL #S.7: Authorize the Directors, to allot                           ISSUER          YES          FOR               FOR
equity securities [Section 94 of the Companies Act
1985] for cash, pursuant to the general authorities
described in Resolution 6, in substitution for all
prior power conferred on the Directors but without
prejudice to any allotments made pursuant to the
terms of such powers, disapplying the statutory pre-
emption rights [Section 89(1) of the Companies Act
1985], provided that this power is limited to the
allotment of equity securities: a) in connection with
 or pursuant to an offer in favor of holders of
equity securities in the Company; b) up to an
aggregate nominal amount equal to 5% of the issued
and unconditionally allotted share capital of the
Company]; [Authority expires the earlier of the
conclusion of the next AGM of the Company or 30 SEP
2009]; and the Directors may allot equity securities
after the expiry of this authority in pursuance of
such an offer or agreement made prior to such expiry

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                I-MATE PLC, GLASGOW
  TICKER:                N/A             CUSIP:     G4761U107
  MEETING DATE:          11/10/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the cancellation of the                             ISSUER          YES        AGAINST           AGAINST
application be made forthwith to London Stock
Exchange Plc by the Company to cancel admission of
its Ordinary Shares to trading on the AIM market

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INCHCAPE PLC, LONDON
  TICKER:                N/A             CUSIP:     G47320174
  MEETING DATE:          4/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the conditional upon parts (B)                      ISSUER          YES          FOR               FOR
 and (C) of this resolution being passed, and the
Underwriting Agreement [as specified in the
prospectus and circular of which this notice forms
part] not having been terminated in accordance with
its terms, at 7.00 A.M on the first dealing day
following the date of the general meeting; (i)
approve each ordinary share of 25 pence each in the
share capital of the Company then in issue or held in
 treasury shall be subdivided and converted into 1
new ordinary share of 1 pence in the capital of the
Company having the same rights [save as relates to
the money paid up thereon] as each ordinary share of
25 pence each had prior to such subdivision and
conversion and 1 deferred share of 24 pence in the
capital of the Company [having the rights and
restrictions set out below in part (D) of this
resolution] and (ii) authorize unissued ordinary
share of 25 pence each in the capital of the Company
shall be subdivided and converted into 25 new
ordinary shares of 1 pence each in the capital of the
 Company forming a uniform class of shares with the
new ordinary shares of 1 pence each in the capital of
 the Company created pursuant to sub-paragraph (i)
above [each 1 pence share a New Ordinary Share]; (B)
approve the conditional upon admission to listing by
the UK Listing Authority and to trading on the London
 Stock Exchange's market for listed securities of the
 New Ordinary Shares of 1 pence each to be issued by
the Company in connection with the issue by way of
rights of 4,143,316,500 such new Ordinary Shares at a
 price of 6 pence par New Ordinary Share to those
holders of ordinary shares in the capital of the
Company who are on the register of substitution of
the Company at close of business on 01 APR 2009 [the
Rights Issue], and in substitution for the like
authority conferred on them at the last AGM of the
Company, authorize the Directors of the Company
generally and conditionally for the purpose of
Section 80 of the Companies Act 1985 [ the Act] to
exercise all the powers of the Company to allot and
issue relevant securities [within the meaning of that
 Section] to an aggregate nominal amount of GBP
41,433,165.00 for the purposes of the rights issue;
[Authority expires the at the conclusion of the next
AGM of the Company] and the Directors may allot
relevant securities after the expiry of this
authority in pursuance of such an offer or agreement
made prior to such expiry; (C) approve the
conditional upon admission to listing by the UK
Listing Authority and to trading on the London Stock
Exchange's market for listed securities of the New
Ordinary Shares to be issued by the Company in
connection with the Rights issue, amend the Articles
of Association of the Company [the Articles of
Association] by the inclusion of the following as new
 sub-Article 2(B) in the Articles of Association; (i)
 approve the holders of Deferred Shares shall have no
 entitlement as such to any dividend or save as

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INCHCAPE PLC, LONDON
  TICKER:                N/A             CUSIP:     G47320174
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements of the                      ISSUER          YES          FOR               FOR
 Company for the FYE 31 DEC 2008 and the Directors'
and Auditors' reports thereon

PROPOSAL #2.: Receive the Board report on remuneration                     ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-elect Mr. Ken Hanna as a Director,                        ISSUER          YES          FOR               FOR
who retires by rotation

PROPOSAL #4.: Re-elect Mr. Michael Wemms as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-elect Mr. David Scotland as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as Auditors of the Company

PROPOSAL #7.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the Auditors' remuneration

PROPOSAL #8.: Amend the Rules of the Inchcape 1999                         ISSUER          YES          FOR               FOR
Share Option Plan, and to authorize the Directors of
the Company to do all such Acts and things as may be
necessary to carry the same into effect

PROPOSAL #9.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to allot relevant securities [within the meaning of
Section 80 of the Companies Act 1985] up to an
aggregate nominal value of GBP15,345,550; [Authority
expires at the conclusion of the AGM of the Company
next year]; and the Directors may allot relevant
securities after the expiry of this authority in
pursuance of such an offer or agreement made prior to
 such expiry

PROPOSAL #S.10: Authorize the Directors to allot                           ISSUER          YES          FOR               FOR
equity securities for cash pursuant to the authority
conferred by Resolution 9

PROPOSAL #S.11: Authorize the Company to make market                       ISSUER          YES          FOR               FOR
purchases

PROPOSAL #S.12: Approve that a general meeting other                       ISSUER          YES          FOR               FOR
than an AGM may be called on not less than 14 clear
days notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INVENSYS PLC
  TICKER:                N/A             CUSIP:     G49133161
  MEETING DATE:          7/18/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to accept the financial                              ISSUER          YES          FOR               FOR
statements and statutory reports

PROPOSAL #2.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-elect Mr. Bay Green as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Reappoint Ernst Young LLP as the                             ISSUER          YES          FOR               FOR
Auditors of the Company

PROPOSAL #5.: Authorize the Board to fix remuneration                      ISSUER          YES          FOR               FOR
 of the Auditors

PROPOSAL #6.: Grant authority to issue of Equity or                        ISSUER          YES          FOR               FOR
Equity-Linked Securities with pre-emptive rights up
to aggregate nominal amount of GBP 26,307,729

PROPOSAL #S.7: Approve, subject to the passing                             ISSUER          YES          FOR               FOR
ofissue of Equity or Equity-Linked Securities without
 pre-emptive rights up to aggregate nominal amount of
 GBP 3,986,019

PROPOSAL #S.8: Adopt the New Articles of Association                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INVENSYS PLC
  TICKER:                N/A             CUSIP:     G49133161
  MEETING DATE:          11/26/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve that, subject to the                                ISSUER          YES          FOR               FOR
confirmation of the High Court of Justice in England
and Wales; a) GBP 927,418,729.21 of the amount
standing to the credit of the merger reserve shall be
 capitalized and applied in paying up in full at par
such number of new B Shares equal to the number of
Ordinary Shares in existence on the date of issue of
such B Shares [the B Shares] and to increase the
authorized share capital by the creation of such
number of new B Shares [of a nominal value equal to
the sum that is obtained by dividing the number of B
Shares to be issued as set out above into GBP
927,418,729.21] as shall be required to effect such
capitalization, and authorize the Directors, for the
purposes of Section 80 of the Companies Act 1985 to
allot and issue all the B Shares thereby created to
such member of the Company including one of their
number as they shall in their absolute discretion
determine upon terms that they are paid up in full by
 such capitalization, and such authority shall for
the purposes of Section 80 of the Companies Act 1985
expire on 31 DEC 2009; b) the B Shares created and
issued pursuant to (a) above shall have the following
 rights and restrictions: i) the holders of B Shares
shall have no right to receive any dividend or other
distribution whether of capital or income; ii) the
holders of B Shares shall have no right to receive
notice of or to attend or vote at any general meeting
 of the Company; iii) the holders of B Shares shall
on a return of capital in a liquidation, but not
otherwise, be entitled to receive the nominal amount
of each such share but only after the holder of each
Ordinary Share shall have received the amount paid up
 or credited as paid up on such a share and the
holders of B Shares shall not be entitled to any
further participation in the assets or profits of the
 Company; iv) a reduction by the Company of the
capital paid up or credited as paid up on the B
Shares and the cancellation of such shares will be
treated as being in accordance with the rights
attaching to the B Shares and will not involve a
variation of such rights for any purpose; the Company
 will be authorized at any time without obtaining the
 consent of the holders of B Shares to reduce its
capital [in accordance with the Companies Act 2006];
v) the Company shall have irrevocable authority at
any time after the creation or issue of the B Shares
to appoint any person to execute on behalf of the
holders of such shares a transfer thereof and/or an
agreement to transfer the same without making any
payment to the holders thereof to such person or
persons as the Company may determine and, in
accordance with the provisions of the Companies Act
1985 and the Companies Act 2006 [to the extent in
force] [the Acts], to purchase or cancel such shares
without making any payment to or obtaining the
sanction of the holders thereof and pending such a
transfer and/or purchase and/or cancellation to
retain the certificates, if any, in respect thereof,
provided also that the Company may in accordance with

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IPSEN, PARIS
  TICKER:                N/A             CUSIP:     F5362H107
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR
for the FYE 31 DEC 2008

PROPOSAL #O.2: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the FYE 31 DEC 2008

PROPOSAL #O.3: Approve the distribution of profits                         ISSUER          YES          FOR               FOR
for the 2008 FY and determination of dividends to EUR
 0.70 per share

PROPOSAL #O.4: Approve the special report of the                           ISSUER          YES          FOR               FOR
Statutory Auditors on the regulated agreements
referred to in Article L.225-38 of the Commercial Code

PROPOSAL #O.5: Approve the regulated agreements and                        ISSUER          YES        AGAINST           AGAINST
commitments made for the benefit of Mr. Jean-Luc
Belingard

PROPOSAL #O.6: Authorize the Board of Directors to                         ISSUER          YES        AGAINST           AGAINST
purchase its own shares

PROPOSAL #O.7: Ratify the transfer of the headquarters                     ISSUER          YES          FOR               FOR

PROPOSAL #E.8: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
carry out a capital increase by issuing common shares
 and/or securities giving access to the capital with
maintenance of preferential subscription rights

PROPOSAL #E.9: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
carry out a capital increase by issuing, common
shares and/or securities giving access to the capital
 with cancellation of preferential subscription rights

PROPOSAL #E.10: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
carry out a capital increase within the limit of 10%,
 to remunerate contributions in kind of equity
securities or securities giving access to capital

PROPOSAL #E.11: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase share capital by issuing shares reserved for
 the Members of a Company Savings Plan referred to in
 Articles L.3332-18 of the Labor Code

PROPOSAL #E.12: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
grant options to subscribe and/or purchase shares to
Employees and/or certain Corporate Managers

PROPOSAL #E.13: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
award free shares to Employees and/or certain
Corporate Managers

PROPOSAL #E.14: Approve the maintenance of double                          ISSUER          YES          FOR               FOR
voting rights in case of transfer of shares as a
result of merger or division of a Company shareholder
 and correlate amendment of Article 26.1 of the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JAMES HARDIE INDUSTRIES NV
  TICKER:                N/A             CUSIP:     N4723D104
  MEETING DATE:          8/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual report and                      ISSUER          NO           N/A               N/A
 the accounts for the FYE 31 MAR 2008

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          NO           N/A               N/A
FYE 31 MAR 2008

PROPOSAL #3.: Ratify Ernst & Young LLP as the                              ISSUER          NO           N/A               N/A
Auditors for the FY commencing 01 APR 2008

PROPOSAL #4.A: Re-elect Mr. David Andrews to the                           ISSUER          NO           N/A               N/A
Supervisory and Joint Boards

PROPOSAL #4.B: Re-elect Mr. David Harrison to the                          ISSUER          NO           N/A               N/A
Supervisory and Joint Boards

PROPOSAL #5.A: Re-elect Mr. Russell Chenu as a                             ISSUER          NO           N/A               N/A
Managing Board Director

PROPOSAL #5.B: Re-elect Mr. Robert Cox as a Managing                       ISSUER          NO           N/A               N/A
Board Director

PROPOSAL #6.A: Approve the participation of Mr. David                      ISSUER          NO           N/A               N/A
 Andrews in Supervisory Board Share Plan

PROPOSAL #6.B: Approve the participation of Mr. David                      ISSUER          NO           N/A               N/A
 Harrison in Supervisory Board Share Plan

PROPOSAL #7.: Amend Long Term Incentive Plan [LTIP]                        ISSUER          NO           N/A               N/A

PROPOSAL #8.: Approve the Deferred Bonus Program for                       ISSUER          NO           N/A               N/A
Mr. L. Gries

PROPOSAL #9.A: Approve the participation of Mr. Louis                      ISSUER          NO           N/A               N/A
 Gries in Restricted Stock Plan

PROPOSAL #9.B: Approve the participation of Mr.                            ISSUER          NO           N/A               N/A
Russell Chenu in Restricted Stock Plan

PROPOSAL #9.C: Approve the participation of Mr.                            ISSUER          NO           N/A               N/A
Robert Cox in Restricted Stock Plan

PROPOSAL #10.A: Approve the Executive Incentive Bonus                      ISSUER          NO           N/A               N/A
 Plan for Mr. Louis Gries

PROPOSAL #10.B: Approve the Executive Incentive Bonus                      ISSUER          NO           N/A               N/A
 Plan for Mr. Russell Chenu

PROPOSAL #10.C: Approve the Executive Incentive Bonus                      ISSUER          NO           N/A               N/A
 Plan for Mr. Robert Cox

PROPOSAL #11.: Approve to renew the authority for the                      ISSUER          NO           N/A               N/A
 Company to repurchase its own shares

PROPOSAL #12.: Approve to reduce the issued share                          ISSUER          NO           N/A               N/A
capital by cancellation of repurchased shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JARDINE CYCLE & CARRIAGE LTD
  TICKER:                N/A             CUSIP:     Y43703100
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts                       ISSUER          NO           N/A               N/A
for the YE 31 DEC 2008 together with the reports of
the Directors and Auditors thereon

PROPOSAL #2.: Approve the payment of a final 1-tier                        ISSUER          NO           N/A               N/A
tax exempt dividend of USD 0.36 per share for the YE
31 DEC 2008 as recommended by the Directors

PROPOSAL #3.: Approve the payment of additional                            ISSUER          NO           N/A               N/A
Directors' fees of up to SGD 15,000 for the YE 31 DEC
 2008 and Directors' fees of up to SGD 502,000 for
the YE 31 DEC 2009

PROPOSAL #4.A: Re-elect Mr. James Watkins as a                             ISSUER          NO           N/A               N/A
Director, who retires pursuant to Article 94 of the
Articles of Association of the Company

PROPOSAL #4.B: Re-elect Mr. Datuk Azlan Bin Mohd                           ISSUER          NO           N/A               N/A
Zainol as a Director, who retires pursuant to Article
 94 of the Articles of Association of the Company

PROPOSAL #4.C: Re-elect Mr. Cheah Kim Teck as a                            ISSUER          NO           N/A               N/A
Director, who retires pursuant to Article 94 of the
Articles of Association of the Company

PROPOSAL #4.D: Re-elect Mr. Mark Greenberg as a                            ISSUER          NO           N/A               N/A
Director, who retires pursuant to Article 94 of the
Articles of Association of the Company

PROPOSAL #5.: Authorize Mr. Boon Yoon Chiang to                            ISSUER          NO           N/A               N/A
continue to act as a Director of the Company from the
 date of this AGM until the next AGM, pursuant to
Section 153(6) of the Companies Act, Chapter 50

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers as                         ISSUER          NO           N/A               N/A
the Auditors and authorize the Directors to fix their
 remuneration

PROPOSAL #7.: Transact any other business                                  ISSUER          NO           N/A               N/A

PROPOSAL #8.A: Authorize the Directors of the Company                      ISSUER          NO           N/A               N/A
 to: issue shares in the capital of the Company
[Shares] whether by way of rights, bonus or
otherwise; and/or make or grant offers, agreements or
 options [collectively, Instruments] that might or
would require shares to be issued, including but not
limited to the creation and issue of [as well as
adjustments to] warrants, debentures or other
instruments convertible into shares, at any time and
upon such terms and conditions and for such purposes
and to such persons as the Directors may in their
absolute discretion deem fit; and [notwithstanding
the authority conferred by this resolution may have
ceased to be in force] issue shares in pursuance of
any instrument made or granted by the Directors while
 this resolution was in force, provided that: the
aggregate number of shares to be issued pursuant to
this resolution [including shares to be issued in
pursuance of instruments made or granted pursuant to
this resolution] does not exceed 50% of the issued
shares in the capital of the Company [as calculated
in accordance with this resolution], of which the
aggregate number of shares to be issued other than on
 a pro-rata basis to shareholders of the Company
[including shares to be issued in pursuance of
instruments made or granted pursuant to this
resolution] does not exceed 20% of the issued shares
[excluding treasury shares] in the capital of the
Company [as specified]; [subject to such manner of
calculation as may be prescribed by the Singapore
Exchange Securities Trading Limited] for the purpose
of determining the aggregate number of shares that
may be issued under this resolution, the percentage
of issued shares shall be based on the number of
issued shares in the capital of the Company at the
time of the passing of this resolution, after
adjusting for: a) new shares arising from the
conversion or exercise of any convertible securities
or share options or vesting of share awards which are
 outstanding or subsisting at the time of the passing
 of this resolution; and b) any subsequent
consolidation or subdivision of shares; in exercising
 the authority conferred by this resolution, the
Company shall comply with the provisions of the
Listing Manual of the Singapore Exchange Securities
Trading Limited for the time being in force [unless
such compliance has been waived by the Singapore
Exchange Securities Trading Limited] and the Articles
 of Association for the time being of the Company;
and [Authority expires the earlier of the conclusion
of the next AGM of the Company or the date by which
the next AGM of the Company is required by Law to be
held, whichever is the earlier]

PROPOSAL #8.B: Authorize the Directors of the                              ISSUER          NO           N/A               N/A
Company, for the purposes of Sections 76C and 76E of
the Companies Act, Chapter 50 [the Act], to purchase
or otherwise acquire issued ordinary shares in the
capital of the Company [Shares] not exceeding in
aggregate the Prescribed Limit [as hereafter
defined], at such price or prices as may be
determined by the Directors from time to time up to
the Maximum Price [as hereafter specified], whether
by way of: market purchases [each a Market Purchase]
on the Singapore Exchange Securities Trading Limited
[SGX-ST]; and/or off-market purchases [each an Off-
Market Purchase] effected otherwise than on the SGX-
ST in accordance with any equal access schemes as may
 be determined or formulated by the Directors as they
 consider fit, which schemes shall satisfy all the
conditions prescribed by the Act, and otherwise in
accordance with all other laws, regulations and rules
 of the SGX-ST as may for the time being be
applicable, [the Share Purchase Mandate]; [Authority
expires the earlier of the date on which the next AGM
 of the Company is held; the date the date by which
the next AGM of the Company required By Law to be
held]; authorize the Directors of the Company to
complete and do all such acts and things (including
executing such documents as may be required) as they
may consider expedient or necessary to give effect to
 the transactions contemplated by this Resolution

PROPOSAL #8.C: Authorize the Company, for the                              ISSUER          NO           N/A               N/A
purposes of Chapter 9 of the Listing Manual [Chapter
9] of the Singapore Exchange Securities Trading
Limited, its subsidiaries and associated Companies
that are considered to be entities at risk under
Chapter 9, or any of them, to enter into any of the
transactions falling within the types of interested
person transactions as specified, such transactions
are made on normal commercial terms and in accordance
 with the review procedures for interested person
transactions as specified [the General Mandate];
[Authority expires at the conclusion of the next AGM
of the Company]; and authorize the Directors of the
Company to complete and do all such acts and things
[including executing all such documents as may be
required] as they may consider expedient or necessary
 or in the interests of the Company to give effect to
 the general mandate and/or this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JD WEATHERSPOON PLC
  TICKER:                N/A             CUSIP:     G5085Y147
  MEETING DATE:          11/4/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual reports and the                           ISSUER          YES          FOR               FOR
accounts of the Company for the FYE 27 JUL 2008

PROPOSAL #2.: Receive and approve the Directors'                           ISSUER          YES          FOR               FOR
remuneration report for the YE 27 JUL 2008

PROPOSAL #3.: Declare a final dividend of 7.6 pence                        ISSUER          YES          FOR               FOR
per ordinary share

PROPOSAL #4.: Re-elect Mr. Tim Martin as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Ms. Debra van Gene as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #6.: Re-elect Mr. John Herring as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #7.: Re-elect Mr. Keith Down as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-elect Ms. Su Cacioppo as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #9.: Re-elect Mr. Paul Harbottle as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #10.: Re-appoint PricewaterhouseCoopers LLP                       ISSUER          YES          FOR               FOR
as the Auditors of the Company and authorize the
Directors to fix their remuneration

PROPOSAL #S.11: Authorize the Directors to allot                           ISSUER          YES          FOR               FOR
relevant securities pursuant to Section 80

PROPOSAL #S.12: Adopt the new Articles of Association                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #S.13: Approve the new J D Wetherspoon Plc                        ISSUER          YES          FOR               FOR
2008 Sharesave Plan

PROPOSAL #S.14: Authorize the Directors to allot                           ISSUER          YES          FOR               FOR
equity securities on a non pre-emptive basis

PROPOSAL #S.15: Authorize the company to purchase its                      ISSUER          YES          FOR               FOR
 own shares under certain circumstances

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JSP CORPORATION
  TICKER:                N/A             CUSIP:     J28562106
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JUMBO SA, MOSCHATO
  TICKER:                N/A             CUSIP:     X4114P111
  MEETING DATE:          12/3/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual consolidated and                          ISSUER          NO           N/A               N/A
Company financial statements of the fiscal period
from 01 JUL 2007 to 30 JUN 2008, established in
compliance with the International Accounting
Standards; the Consolidated Board of Director's
Management report, the explanatory report of the
Board of Director's according to the Articles 11a of
the Law 3371/2005 and the Article 4 of the Law
3556/2007, the notes on the financial statements and
the relevant audit report of the Chartered Accountant

PROPOSAL #2.: Approve the profits distribution of the                      ISSUER          NO           N/A               N/A
 closing fiscal period from 01 JUL 2007 to 30 JUN
2008 and decision on the way and time of their

PROPOSAL #3.: Approve to release the Members of the                        ISSUER          NO           N/A               N/A
Board of Director's and the Auditor's of the Company
of any liability for compensation for their activity
during the FY from 01 JUL 2007 to 30 JUN 2008

PROPOSAL #4.: Elect a Regular and a Substitute                             ISSUER          NO           N/A               N/A
Auditor's for the FY from 01 JUL 2008 to 30 JUN 2009
and approve to determine their fees

PROPOSAL #5.: Approve the final approval of the Board                      ISSUER          NO           N/A               N/A
 of Director's fees for the fiscal period from 01 JUL
 2007 to 30 JUN 2008

PROPOSAL #6.: Approve the preliminary approval of the                      ISSUER          NO           N/A               N/A
 Board of Director's fees for the fiscal period from
01 JUL 2008 to 30 JUN 2009

PROPOSAL #7.: Approve the share capital increase at                        ISSUER          NO           N/A               N/A
the amount of EUR 84,864,301.20 with the
capitalization of extraordinary reserves, a) of
previous FYs extraordinary reserves, amount of EUR
54,555,622.20 and b) part of the extraordinary
reserve of the FY 2007/2008 amount of EUR 30,308,679
which is included to the account retained earnings of
 the published financial results according to IFRS;
the share capital increase will be accomplished with
the issuance of 60,617,358 new bonus shares, of
nominal value EUR 1.40 each; and amend Article 5
Paragraph A regarding the share capital of the
Company's Article of Association

PROPOSAL #8.: Approve the distribution of information                      ISSUER          NO           N/A               N/A
 by the Company to the Shareholders through
electronic media Article 18 of the Law 3556/2007

PROPOSAL #9.: Amend the Company's Articles of                              ISSUER          NO           N/A               N/A
Association, addition of the Article 33a, Articles 5
Paragraph B, 6, 11, 13, 14, 21, 22, 23, 27, 32, 33,
34, 35, 36, 38 and 39 in order to adjust them to the
provisions of the Law 3604/2007, which has reformed
the Law 2190/1920

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JUMBO SA, MOSCHATO
  TICKER:                N/A             CUSIP:     X4114P111
  MEETING DATE:          12/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend the Company's Articles of                              ISSUER          NO           N/A               N/A
Association, addition of the Article 33a, and the
amendment of the Articles 5 par B, 6, 11, 13, 14, 21,
 22, 23, 27, 32, 33, 34, 35, 36, 38 and 39 in order
to adjust them to the provisions of the Law
3604/2007, which has reformed the Law 2190/1920

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KAPSCH TRAFFICCOM AG, WIEN
  TICKER:                N/A             CUSIP:     A4712J108
  MEETING DATE:          7/10/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report, group                             ISSUER          NO           N/A               N/A
report, Management and Supervisory reports for the FY

PROPOSAL #2.: Approve the allocation of the net income                     ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve the action of the Board of                           ISSUER          NO           N/A               N/A
Directors for 2007/2008

PROPOSAL #4.: Approve the action of the Supervisory                        ISSUER          NO           N/A               N/A
Board for the business year 2007/2008

PROPOSAL #5.: Elect the Auditors for the business                          ISSUER          NO           N/A               N/A
year 2008/2009

PROPOSAL #6.: Amend the Company Charter Paragraph 6                        ISSUER          NO           N/A               N/A
[Announcement]

PROPOSAL #7.: Elect the Supervisory Board                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KAPSCH TRAFFICCOM AG, WIEN
  TICKER:                N/A             CUSIP:     A4712J108
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the presentation of annual                           ISSUER          NO           N/A               N/A
statement of accounts for Company and Corporate Group
 Incl report of Board of Directors and Supervisory

PROPOSAL #2.: Approve the appropriate net profits                          ISSUER          NO           N/A               N/A

PROPOSAL #3.: Grant discharge to the Board of                              ISSUER          NO           N/A               N/A
Directors
PROPOSAL #4.: Grant discharge to the Supervisory Board                     ISSUER          NO           N/A               N/A

PROPOSAL #5.: Approve the resolution on remuneration                       ISSUER          NO           N/A               N/A
for Supervisory Board

PROPOSAL #6.: Elect the Auditor and group Auditor                          ISSUER          NO           N/A               N/A

PROPOSAL #7.: Amend the Articles                                           ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KCC CORP
  TICKER:                N/A             CUSIP:     Y45945105
  MEETING DATE:          2/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to                             ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect 2 Executive Directors and 3                            ISSUER          YES        AGAINST           AGAINST
Outside Directors

PROPOSAL #4.: Elect 2 Members Auditors Committee                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KERRY PPTYS LTD HONG KONG
  TICKER:                N/A             CUSIP:     G52440107
  MEETING DATE:          3/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Master Joint Venture                             ISSUER          YES          FOR               FOR
Agreement; and authorize the Board to take all such
actions as it considers necessary or desirable to
implement the Master Joint Venture Agreement and the
transactions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KERRY PPTYS LTD HONG KONG
  TICKER:                N/A             CUSIP:     G52440107
  MEETING DATE:          5/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the audited                             ISSUER          YES          FOR               FOR
financial statements and the reports of the Directors
 and the Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.a: Re-elect Mr. Ma Wing Kai, William as a                      ISSUER          YES        AGAINST           AGAINST
 Director

PROPOSAL #3.b: Re-elect Mr. Lau Ling Fai, Herald as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.c: Re-elect Mr. Tse Kai Chi as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve to fix Directors' fees                               ISSUER          YES          FOR               FOR
[including fees payable to members of the audit and
remuneration committees]

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditor and authorize the Directors of the
Company to fix its remuneration

PROPOSAL #6.a: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares in
the share capital of the Company and make or grant
offers, agreements, options and other rights, or
issue warrants and other securities including bonds,
debentures and notes convertible into shares of the
Company during and after the relevant period, a) not
exceeding 20% of the aggregate nominal amount of the
issued share capital of the Company at the date of
passing of this resolution; and b) the nominal amount
 of any share capital repurchased by the Company
subsequent to the passing of this resolution [up to a
 maximum equivalent to 10% of the aggregate nominal
amount of the issued share capital of the Company],
otherwise than pursuant to i) a rights issue; or ii)
the exercise of any option under any share option
scheme or similar arrangement; or iii) any scrip
dividend or similar arrangement; or iv) any
adjustment, after the date of grant or issue of any
options, rights to subscribe or other securities
referred to the above, in the price at which shares
in the Company shall be subscribed, and/or in the
number of shares in the Company which shall be
subscribed, on exercise of relevant rights under such
 options, warrants or other securities, such
adjustment being made in accordance with or as
contemplated by the terms of such options, rights to
subscribe or other securities; or v) a specified
authority granted by the shareholders of the Company
in general meeting; [Authority expires by the
conclusion of the next AGM of the Company as required
 by the Bye-laws of the Company or any other
applicable laws of Bermuda to be held]

PROPOSAL #6.b: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to repurchase its own shares during the relevant
period, on the Stock Exchange of Hong Kong Limited
[the Stock Exchange] or any other stock exchange on
which the shares of the Company have been or may be
listed and recognized by the Securities and Futures
Commission of Hong Kong and the Stock Exchange for
this purpose, not exceeding 10% of the aggregate
nominal amount of the issued share capital of the
Company as at the date of passing of this resolution;
 [Authority expires by the conclusion of the next AGM
 of the Company as required by the Bye-laws of the
Company or any other applicable laws of Bermuda to be
 held]

PROPOSAL #6.c: Approve, that conditional upon the                          ISSUER          YES        AGAINST           AGAINST
passing of Resolution 6B, the general mandate granted
 to the Directors of the Company, [pursuant to
Resolution 6A] and for the time being in force to
exercise the powers of the Company to allot shares be
 and is hereby extended by the addition to the
aggregate nominal amount of the share capital which
may be allotted or agreed conditionally or
unconditionally to be allotted by the Directors of
the Company pursuant to such general mandate of an
amount representing the aggregate nominal amount of
the share capital repurchased by the Company pursuant
 to Resolution 6B

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOITO MANUFACTURING CO.,LTD.
  TICKER:                N/A             CUSIP:     J34899104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.20: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.21: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.22: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

PROPOSAL #5: Appoint Accounting Auditors                                   ISSUER          YES          FOR               FOR

PROPOSAL #6: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KONINKLIJKE TEN CATE NV
  TICKER:                N/A             CUSIP:     N5066Q164
  MEETING DATE:          4/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Announcements                                                ISSUER          NO           N/A               N/A

PROPOSAL #3.: Discussion of the 2008 annual report                         ISSUER          NO           N/A               N/A

PROPOSAL #4.A: Adopt the 2008 financial statements                         ISSUER          NO           N/A               N/A

PROPOSAL #4.B: Adopt the appropriation of profit                           ISSUER          NO           N/A               N/A

PROPOSAL #5.A: Grant discharge to the Members of the                       ISSUER          NO           N/A               N/A
Executive Board

PROPOSAL #5.B: Grant discharge to the Members of the                       ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #6.: Grant authority to purchase own shares                       ISSUER          NO           N/A               N/A

PROPOSAL #7.A: Grant authority to issue shares                             ISSUER          NO           N/A               N/A

PROPOSAL #7.B: Grant authority to limit the pre-                           ISSUER          NO           N/A               N/A
emptive right

PROPOSAL #8.: Any other business                                           ISSUER          NO           N/A               N/A

PROPOSAL #9.: Close of the meeting                                         ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KUONI REISEN HLDG AG
  TICKER:                N/A             CUSIP:     H47075108
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR                        ISSUER          YES          FOR             AGAINST
NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS
BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE
ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE
COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING
 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND
NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KUONI REISEN HLDG AG
  TICKER:                N/A             CUSIP:     H47075108
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Explanation about the business report                        ISSUER          NO           N/A               N/A
2008, [composed of the annual report 2008, the annual
 financial statements 2008 and also the consolidated
financial statements 2008]

PROPOSAL #2.: Reports of the Auditors                                      ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve according the bussines report                        ISSUER          YES        ABSTAIN           AGAINST
2008 [composed of the annual re port 2008, the annual
 financial statements 2008 and also the consolidated
financial statements 2008]

PROPOSAL #4.: Approve the appropriation of the net                         ISSUER          YES        ABSTAIN           AGAINST
results

PROPOSAL #5.1: Adopt Article 8 Paragraph 2 of the                          ISSUER          YES        ABSTAIN           AGAINST
Articles of Association for the new Audit right

PROPOSAL #5.2: Adopt Article 10 Paragraph 3 Phrase 1                       ISSUER          YES        ABSTAIN           AGAINST
of the Articles of Association for the new Audit right

PROPOSAL #5.3: Adopt Article 20 Paragraph 2                                ISSUER          YES        ABSTAIN           AGAINST
Subparagraph 9 of the Articles of Association for the
 new Audit right

PROPOSAL #5.4: Adopt Paragraph 3, C. of the Articles                       ISSUER          YES        ABSTAIN           AGAINST
of Association for the new Audit right

PROPOSAL #6.: Grant discharge to the Board of                              ISSUER          YES        ABSTAIN           AGAINST
Directors and the Management

PROPOSAL #7.1.A: Re-elect Mr. Henning Boysen to the                        ISSUER          YES        ABSTAIN           AGAINST
Board of Directors

PROPOSAL #7.1.B: Re-elect Mr. David J. Schnell to the                      ISSUER          YES        ABSTAIN           AGAINST
 Board of Directors

PROPOSAL #7.2: Re-elect KPMG AG as the Auditor                             ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #8.: Miscellaneous                                                ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LABORATORIOS FARMACEUTICOS ROVI, SA, MADRID
  TICKER:                N/A             CUSIP:     E6996D109
  MEETING DATE:          6/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to review the annual accounts                        ISSUER          YES          FOR               FOR
and the management report of Laboratorios Rovi and
the consolidated group

PROPOSAL #2.: Approve the application of the 2008                          ISSUER          YES          FOR               FOR
result

PROPOSAL #3.: Approve the Board Management of 2008                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Ratify Mr. Miguel Corsini as a Board                         ISSUER          YES          FOR               FOR
Member

PROPOSAL #5.: Approve to review the retribution                            ISSUER          YES          FOR               FOR
policy of the Board

PROPOSAL #6.: Approve the retribution of the Board                         ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve the Incentive Plan to the                            ISSUER          YES          FOR               FOR
Directors through the delivery of Shares and
authorize the Board for the execution of this

PROPOSAL #8.: Re-elect the Auditors                                        ISSUER          YES          FOR               FOR

PROPOSAL #9.: Authorize the Board for the Acquisition                      ISSUER          YES          FOR               FOR
 of Own Shares

PROPOSAL #10.: Approve the Delegation of Powers for                        ISSUER          YES          FOR               FOR
the Execution of the Agreements

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LINTEC CORPORATION
  TICKER:                N/A             CUSIP:     J13776109
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Approve Renewal and Extension of Anti-                        ISSUER          YES        AGAINST           AGAINST
Takeover Defense Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LMS CAPITAL PLC
  TICKER:                N/A             CUSIP:     G5549E109
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's financial                              ISSUER          YES          FOR               FOR
statements and the reports and the Directors and the
Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Approve the remuneration reports for                         ISSUER          YES          FOR               FOR
the YE 31 DEC 2008

PROPOSAL #3.: Re-appoint Mr. John Barnsley as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Company's Articles of Association

PROPOSAL #4.: Re-appoint Mr. Richard Christou as a                         ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Company's Articles of Association

PROPOSAL #5.: Re-appoint Mr. Martin Pexton as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Company's Articles of Association

PROPOSAL #6.: Re-appoint KPMG Audit PLC as the                             ISSUER          YES          FOR               FOR
Auditors of the Company, until the conclusion of the
next general meeting at which accounts are laid
before the Company

PROPOSAL #7.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the Auditors' remuneration

PROPOSAL #8.: Approve the Company's investing                              ISSUER          YES          FOR               FOR
strategy as specified

PROPOSAL #9.: Authorize the Company and all Companies                      ISSUER          YES          FOR               FOR
 that are its subsidiaries at any time during the
period for which this resolution has effect for the
purposes of Section 366 of the Companies Act 2006
[the 2006 Act] to: a) make political donations to
political parties or Independent Election Candidates
[as such terms are defined in Section 363 and 364 of
the 2006 Act]not exceeding GBP 20,000 in aggregate;
b) make political donations to political organization
 other than political parties [ as such terms are
defined in Sections 363 and 364 of the 2006 Act], not
 exceeding GBP 20,000 in aggregate; and c) to incur
political expenditure [as such terms is defined in
Section 365 of the 2006 Act] not exceeding GBP 20,000
 in aggregate; [Authority expires the earlier of the
conclusion of the Company's AGM to be held in 2009 or
 on 20 JUN 2010]

PROPOSAL #10.: Approve that the authority conferred                        ISSUER          YES          FOR               FOR
upon the Directors by Article 4(B) of the Company's
Articles of Association be and hereby renewed for the
 period expiring on the conclusion of the Company's
AGM to be held in 2010, unless renewed, varied or
revoked by the Company in general meeting before such
 expiry and for that period the Section 80 amount
shall be GBP 9,087,122

PROPOSAL #S.11: Approve that the subject to the                            ISSUER          YES          FOR               FOR
passing of Resolution 10 above, the authority
conferred upon the Directors by Article 4(C) of the
Company's Articles of Association be and hereby
renewed for the period expiring on the conclusion of
the Company's AGM to be held in 2009, unless renewed,
 varied or revoked by the Company in general meeting
before such expiry and for that period the Section 89
 amount shall be GBP 1,363,204

PROPOSAL #S.12: Authorize the Company, for the                             ISSUER          YES          FOR               FOR
purposes of Section 166 of the Companies Act 1985
[the 1985 Act], to make market purchases [Section
163(3) of the Companies Act 1985] ordinary shares of
10p each in the capital of the Company, provided
that: a) the maximum aggregate number of ordinary
shares which may be purchased is 40,868,878; b) the
maximum price at which an ordinary share may be
purchased is an amount equal to 105% above the
average market value for such shares derived from the
 London Stock Exchange Daily Official List, over the
previous 5 business days; [Authority expires the
earlier of the conclusion of the next AGM of the
Company in 2010 and 30 JUN 2010]; the Company, before
 the expiry, may make a contract to purchase ordinary
 shares which will or may be executed wholly or

PROPOSAL #13.: Approve that the waiver by The Panel                        ISSUER          YES          FOR               FOR
On Takeovers and Mergers [the terms as specified] of
any requirement under Rule 9 of the City Code on
Takeover and Mergers for the Concert Party [as
specified] to make a general offer to the
shareholders of the Company, as a results of any
market purchase by the Company of shares pursuant to
the exercise by the Company of the authority granted
to the pursuant to Resolution 12 above be and hereby
approved provided that, following any exercise by the
 Company of the authority granted pursuant to
Resolution 12 above the interests in shares of the
Concert Party do not exceed 49.99 % of the issued
share capital of the Company immediately following

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LOJAS AMERICANAS SA
  TICKER:                N/A             CUSIP:     P6329M105
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.: To receive the Administrator's                               ISSUER          NO           N/A               N/A
accounts, to examine, discuss and vote on the
administrations report, financial statements and
Independent Auditors opinion and the Finance
Committee, regarding the FY that ended on 31 DEC
2008, published in the Rio De Janeiro state official
gazetteer and the newspaper Valor Economico, national

PROPOSAL #B.: To decide on the proposal for the                            ISSUER          NO           N/A               N/A
allocation of net profits for the FY that ended on 31
 DEC 2008, as well as to ratify the distribution of
dividends approved by the Board of Directors in their
 meeting held on 12 MAR 2009

PROPOSAL #C.: To approve the proposal for the capital                      ISSUER          NO           N/A               N/A
 budget for the year 2009

PROPOSAL #D.: To set the total and annual                                  ISSUER          NO           N/A               N/A
remuneration of the administrators, for the 2009 FY

PROPOSAL #E.: Elect the one Member of the Board of                         ISSUER          YES        AGAINST           AGAINST
Directors, and the respective substitute

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LOTTE SHOPPING CO LTD
  TICKER:                N/A             CUSIP:     Y5346T119
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.1: Elect the Outside Directors                                 ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Elect the Directors                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MAANSHAN IRON & STL LTD
  TICKER:                N/A             CUSIP:     Y5361G109
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the work report of the Board of                      ISSUER          YES          FOR               FOR
 Directors for the year 2008

PROPOSAL #2.: Approve the work report of the                               ISSUER          YES          FOR               FOR
Supervisory Committee for the year 2008

PROPOSAL #3.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements for the year 2008

PROPOSAL #4.: Approve the Profit Distribution Plan                         ISSUER          YES          FOR               FOR
for the year 2008

PROPOSAL #5.: Appoint Ernst & Young Hua Ming and                           ISSUER          YES          FOR               FOR
Ernst & Young as the Company's Auditors for the year
2009 and authorize the Board of Directors to
determine the remuneration of the Auditors based on

PROPOSAL #6.: Approve the continued provision of                           ISSUER          YES          FOR               FOR
guarantees for Ma Steel International Trade and
Economics Corporation, a wholly-owned subsidiary of
the Company

PROPOSAL #S.7: Approve the Company's issuance of debt                      ISSUER          YES        AGAINST           AGAINST
 financing instrument of non-financial institutions
in the inter-bank and bond market in an aggregate
amount of not exceeding RMB 4 billion; that within 12
 months from the date on which approval is obtained
at the shareholders' general meeting, the Company may
 issue debt financing instrument of non-financial
institutions in the inter-bank and bond market of a
principal amount in aggregate of not exceeding RMB 4
billion in the PRC; and authorize the Board of
Directors by the shareholders' general meeting to
determine, within the regulatory framework, the
specific terms and other relevant matters with
respect to the actual issuance of such debt financing
 instrument of non-financial institutions in the
inter-bank and bond market in accordance with the
needs of the Company and market circumstances

PROPOSAL #S.8: Approve the Amendments to the Articles                      ISSUER          YES          FOR               FOR
 of Association of Maanshan Iron & Steel Company
Limited as specified and by the shareholders' general
 meeting and authorize the Board of Directors to make
 appropriate modifications to the wordings of the
Amendments to the Articles of Association pursuant to
 the requirements of the State's relevant examination
 and approval authorities and to carry out other
related matters

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MEETIC, BOULOGNE BILLANCOURT
  TICKER:                N/A             CUSIP:     F8224F111
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors and of the Statutory Auditors and grant
discharge to the Board Members for the execution of
their mandate for the 2008 FY

PROPOSAL #O.2: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR
for the 2008 FY

PROPOSAL #O.3: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the 2008 FY

PROPOSAL #O.4: Approve the distribution of the net                         ISSUER          YES          FOR               FOR
loss for the 2008 FY

PROPOSAL #O.5: Approve the regulated agreements                            ISSUER          YES        AGAINST           AGAINST
referred to in Article L.225-38 of the Commercial Code

PROPOSAL #O.6: Approve to renew the mandate of Mr.                         ISSUER          YES          FOR               FOR
Marc Simoncini's as the Board Member

PROPOSAL #O.7: Approve to renew MDP SAS Company's                          ISSUER          YES          FOR               FOR
mandate as the Board Member

PROPOSAL #O.8: Appoint Mr. Gregory R. Blatt as a                           ISSUER          YES          FOR               FOR
Board Member

PROPOSAL #O.9: Appoint Mr. Michael Presz as a Board                        ISSUER          YES          FOR               FOR
Member

PROPOSAL #O.10: Appoint Mr. Marc-Louis Landeau as an                       ISSUER          YES          FOR               FOR
Independent Board Member

PROPOSAL #O.11: Appoint Mr. Benoist Grossmann as an                        ISSUER          YES          FOR               FOR
Independent Board Member

PROPOSAL #O.12: Approve the attendance allowances                          ISSUER          YES          FOR               FOR

PROPOSAL #O.13: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
operate on the Company's shares

PROPOSAL #E.14: Amend the Company's Statues                                ISSUER          YES          FOR               FOR

PROPOSAL #E.15: Approve the contribution in kind by                        ISSUER          YES          FOR               FOR
the Match.com Pegasus Limited Company for the benefit
 of the Company of a Match.com International Limited
Company's share, the assessment was made, of the
treaty provision related to the remuneration of the
contribution, of the corresponding increase of the
share capital and the powers delegated to the Board
of Directors in order to record the final input and
modified accordingly to the Company's share capital

PROPOSAL #E.16: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
reduce the share capital by cancellation of shares
acquired under a repurchase program

PROPOSAL #E.17: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
issue, with maintenance of preferential subscription
rights of shareholders, shares or any securities
giving access to capital or debt securities

PROPOSAL #E.18: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
issue, with cancellation of preferential subscription
 rights of shareholders, shares or any securities
giving access to capital or debt securities

PROPOSAL #E.19: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
fix the issue price of shares or any securities
giving access to capital in case of cancellation of
preferential subscription rights of shareholders,
within the annual limit of 10% of the capital

PROPOSAL #E.20: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
proceed with the issue of cancellation of
preferential subscription rights of shareholders of
shares or any securities giving access to capital or
debt securities as part of an offer addressed only to
 qualified investors or a limited group of investors
acting for their own account

PROPOSAL #E.21: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
increase capital by issuing shares or any securities
providing access to capital in order to remunerate
contributions in kind of securities as part of an
exchange public offer

PROPOSAL #E.22: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase capital by issuing common shares or any
securities giving access to capital in order to
remunerate contributions in kind of securities
outside the context of an exchange public offer

PROPOSAL #E.23: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase capital by incorporation of reserves

PROPOSAL #E.24: Approve the possibility of increasing                      ISSUER          YES        AGAINST           AGAINST
 the amount of issues in case of excess demand

PROPOSAL #E.25: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
carry out 1 or more share capital increases reserved
for Members of a Company Savings Plan, with
cancellation of preferential subscription rights of
shareholders under the permanent obligation referred
to in Article L. 225-129-6 Paragraph 1 of the
Commercial Code

PROPOSAL #E.26: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
carry out 1 or more share capital increases reserved
for members of a Company Savings Plan, with
cancellation of preferential subscription rights of
shareholders under the periodically obligation
referred to in Article L. 225-129-6 Paragraph 2 of
the Commercial Code

PROPOSAL #E.27: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
carry out the allocation of free shares reserved for
Managers and employees of the Company

PROPOSAL #E.28: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
decide on 1 or more allocations of subscription
options or purchase of shares

PROPOSAL #E.29: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
use delegations and current authorizations to
increase the share capital in the period of public
offer relating to the Company's securities

PROPOSAL #O.30: Grant powers for the formalities                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MEGGITT PLC
  TICKER:                N/A             CUSIP:     G59640105
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's annual accounts                        ISSUER          YES          FOR               FOR
for the FYE 31 DEC 2008, together with the reports of
 the Directors and the Auditors thereon, [the annual
reports and accounts]

PROPOSAL #2.: Approve the remuneration report                              ISSUER          YES          FOR               FOR
contained in the annual report and the accounts

PROPOSAL #3.: Approve the recommendation of the                            ISSUER          YES          FOR               FOR
Directors as to a final dividend for the YE 31 DEC
2008 of 5.75 pence for each ordinary share in the
Company and, if thought fit, declare a dividend
accordingly

PROPOSAL #4.: Re-elect Mr. Peter Hill as a Director                        ISSUER          YES          FOR               FOR
of the Company, who retires by rotation in accordance
 with Article 74 of the Company's Articles of
Association

PROPOSAL #5.: Re-elect Mr. Stephen Young as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
accordance with Article 74 of the Company's Articles
of Association

PROPOSAL #6.: Re-elect Mr. Philip Green as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires by rotation in
accordance with Article 74 of the Company's Articles
of Association

PROPOSAL #7.: Re-elect Sir Alan Cox as a Director of                       ISSUER          YES          FOR               FOR
the Company, who retires in compliance with Article
7.2 of the combined code on corporate governance

PROPOSAL #8.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors of the Company to hold office from
the conclusion of this meeting until the conclusion
of the next meeting at which accounts are laid before
 the Company

PROPOSAL #9.: Authorize the Directors to set the fees                      ISSUER          YES          FOR               FOR
 paid to the Auditors

PROPOSAL #10.: Approve to increase the authorized                          ISSUER          YES          FOR               FOR
share capital of the Company from GBP 44,250,000 to
GBP 60,000,000 by the creation of an additional
315,000,000 ordinary shares of 5 pence each in the
Company

PROPOSAL #11.: Authorize the Directors, in                                 ISSUER          YES          FOR               FOR
substitution for all existing authorities, to allot
relevant securities[ in the Companies Act 1985] up to
 an aggregate nominal amount of GBP 11,093,390 and
relevant securities comprising equity securities [in
the Companies Act 1985] up to an aggregate nominal
amount of GBP 22,186,780 [such amount to be reduced
by the aggregate nominal amount of relevant
securities issued under paragraph [A] of this
resolution 11] in connection with an offer by way of
a right issue[Authority expires until the end of the
Company's next AGM of this resolution or on 30 JUN
2010] and the Directors may allot equity securities
under any such offer or agreement as if power had not

PROPOSAL #S.12: Authorize the Directors, in                                ISSUER          YES          FOR               FOR
substitution for all existing powers and subject to
the passing of Resolution 11 to allot equity
securities[ in the Companies Act 1985] for cash
pursuant to the authority granted by Resolution 11
and/or where the allotment constitutes an allotment
of equity securities by virtue of Section 94[3A] of
the Companies Act 1985, in case free of the
restriction in Section 89[1] of the Companies Act
1985, such power to be limited: to the allotment of
equity securities [but in the case of an allotment
pursuant to the authority granted by paragraph [A] of
 resolution 11, such power be limited to the
allotment of equity securities in connection with an
offer by way of a rights to the allotment of equity
securities pursuant to the authority granted by
Paragraph [A] of Resolution 11 and/or an allotment
which constitutes an allotment of equity securities
by virtue of Section 94[3A] of the Companies Act 1985
 [in each case otherwise Resolution 12 up to a
nominal amount of GBP 1,664,009 [Authority expires
until the Company's next AGM or on 30 JUN 2010] and
the Directors may allot equity securities under any
such offer or agreement as if power had not expired

PROPOSAL #13.: Authorize the Company, for the purpose                      ISSUER          YES          FOR               FOR
 of Section 366 of the Companies Act 2006 to, make
political donations to political parities or
independent election candidates [as such terms are
defined in Section 363 and 364 of the Companies Act
2006], not exceeding GBP 20,000 in aggregate; make
political donations to political organization other
than political parties [as such terms are defined in
Section 363 and 366 of the Companies Act 2006], not
exceeding GBP 20,000 and to incur political
expenditure [as such terms are defined in Section 365
 of the Companies Act 2006] not exceeding GBP 20,000
in aggregate [Authority expires the earlier of the
conclusion of the next AGM of the Company or 12
months after the date of the passing of this
resolution] provided that the maximum amounts
preferred in this resolution and may comprise sums in
 different currencies which shall be converted at
such rate as the Board may in its absolute discretion
 determined to be appropriate

PROPOSAL #S.14: Approve, a general meeting other than                      ISSUER          YES          FOR               FOR
 an AGM may be called on not less than 14 clear days
notice

PROPOSAL #15.: Amend the Part B of the Meggitt                             ISSUER          YES          FOR               FOR
Executive Share Option Scheme 2005 [the ESOS] as
specified in the proposed new rules of the ESOS
produced to the meeting as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MIURA CO.,LTD.
  TICKER:                N/A             CUSIP:     J45593100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Expand
Business Lines, Reduce Board Size to 11

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Retiring Directors and Corporate

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MOBILEZONE HOLDING AG, REGENSDORF
  TICKER:                N/A             CUSIP:     H5505P105
  MEETING DATE:          4/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, the annual                        ISSUER          NO           N/A               N/A
accounts and the consolidated accounts for 2008,
acknowledg the reports of the Auditors

PROPOSAL #2.: Grant discharge to the Board of                              ISSUER          NO           N/A               N/A
Directors
PROPOSAL #3.: Approve the appropriation of the                             ISSUER          NO           N/A               N/A
balance sheet profit

PROPOSAL #4.: Amend the Articles of Incorporation                          ISSUER          NO           N/A               N/A

PROPOSAL #5.1.1: Elect Mr. Ruedi Baer to the Board of                      ISSUER          NO           N/A               N/A
 Directors for a term of 1 year

PROPOSAL #5.1.2: Elect Mr. Charles Gebhard to the                          ISSUER          NO           N/A               N/A
Board of Directors for a term of 1 year

PROPOSAL #5.1.3: Elect Mr. Michael Kloter to the                           ISSUER          NO           N/A               N/A
Board of Directors for a term of 1 year

PROPOSAL #5.1.4: Elect Mr. Hans-Ulrich Lehmann to the                      ISSUER          NO           N/A               N/A
 Board of Directors for a term of 1 year

PROPOSAL #5.2.1: Elect Mr. Urs T. Fischer to the                           ISSUER          NO           N/A               N/A
Board of Directors for a term of 1 year

PROPOSAL #5.2.2: Elect Mr. Cyrill Schneuwly to the                         ISSUER          NO           N/A               N/A
Board of Directors for a term of 1 year

PROPOSAL #6.: Re-elect Ernst + Young Ag, Zurich as                         ISSUER          NO           N/A               N/A
the Auditors for a term of 1 year

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MODEC,INC.
  TICKER:                N/A             CUSIP:     J4636K109
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to the Updated Laws and Regulaions

PROPOSAL #3: Amend Articles to: Appoint a Chairperson                      ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.4: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6: Amend the Compensation to be Received by                      ISSUER          YES          FOR               FOR
 Corporate Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MORPHOSYS AG, MARTINSRIED
  TICKER:                N/A             CUSIP:     D55069104
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board and the group
financial statements and annual report

PROPOSAL #2.: Ratification of the acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #3.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #4.: Appointment of the Auditors for the                          ISSUER          NO           N/A               N/A
2009 FY: KPMG, Munich

PROPOSAL #5.: Resolution on the increase of                                ISSUER          NO           N/A               N/A
contingent capital, and the corresponding amendments
to the Articles of Association the contingent capital
 2008-II and the corresponding authorization to grant
 stock options shall be increased to EUR 1,714,013
and 1,714,013 stock options, respectively

PROPOSAL #6.: Resolution on the revocation of                              ISSUER          NO           N/A               N/A
contingent capital, and the corresponding amendments
to the Articles of Association, the contingent
capital 1998-I of EUR 23,790 shall be revoked in its
entirety, the contingent capital 1999-I shall be
reduced to EUR 174,870

PROPOSAL #7.: Eesolution on the authorization to                           ISSUER          NO           N/A               N/A
grant stock options, the creation of new contingent
capital, and the corresponding amendments to the
Articles of Association the share capital shall be
increased by up to EUR 358,995 through the issue of
new bearer shares, insofar as stock options are
granted and exercised (contingent capital 2009-II),
the Company shall be authorized to grant stock
options for up to 358,995 shares to executives and
employees of the company and its affiliates, on or

PROPOSAL #8.: Remuneration for the Supervisory Board                       ISSUER          NO           N/A               N/A
for the 2009 FY, the Chairman of the Supervisory
Board shall receive a basic remuneration of EUR
54,000 plus EUR 3,000 per Supervisory Board meeting,
the Deputy Chairman and the other Members shall
receive EUR 40,500 and EUR 27,000, respectively, plus
 EUR 1,500 per meeting, Committee Members shall
receive additional remuneration

PROPOSAL #9.: Implementation of the resolutions the                        ISSUER          NO           N/A               N/A
resolutions arising from this agenda may be
implemented separately, insofar as the individual
resolutions do not stipulate otherwise

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MTR CORP LTD
  TICKER:                N/A             CUSIP:     Y6146T101
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the audited                             ISSUER          YES          FOR               FOR
Statement of accounts and the reports of the
Directors and the Auditors of the Company for the YE

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.a: Re-elect Dr. Raymond Chien Kuo-fung as                      ISSUER          YES          FOR               FOR
 a member of the Board of Directors of the Company

PROPOSAL #3.b: Re-elect Mr. T. Brian Stevenson as a                        ISSUER          YES          FOR               FOR
member of the Board of Directors of the Company

PROPOSAL #4.: Re-appoint KPMG as the Auditors of the                       ISSUER          YES          FOR               FOR
Company and authorize the Board of Directors to
determine their remuneration

PROPOSAL #5.: Authorize the Directors, to allot,                           ISSUER          YES        AGAINST           AGAINST
issue, grant, distribute and otherwise deal with
additional shares and make, issue or grant offers,
agreements, options warrants and other securities
during or after the end of the relevant period, not
exceeding 10% of the aggregate nominal amount of the
issued share capital of the Company; and the
aggregate nominal amount of share capital purchased
by the Company subsequent to the Passing of this
Resolution [up to a maximum equivalent to 10% of the
aggregate nominal amount of the share capital of the
Company in issue as at the date of passing of this
resolution]; otherwise than pursuant to: i) a rights
issue; or ii) any Option Scheme or similar
arrangement for the time being adopted for the grant
or issue to the members of the Executive Directorate
and/or officers and/or employees of the Company
and/or any of its subsidiaries of Shares or rights to
 acquire Shares, including without limitation
pursuant to the Rules of the Company's Pre-Global
Offering Share Option Scheme, the Rules of the
Company's New Joiners Share Option Scheme and also
the Rules of the Company's 2007 Share Option Scheme;
or iii) the exercise of rights of subscription or
conversion under the terms of any warrants by the
Company or any securities which are convertible into
shares; or iv) any scrip dividend or similar
arrangement provided for the allotment of Shares in
lieu of the whole or part of a divided on Shares
pursuant to the Articles of Association of the
Company; [Authority expires the earlier of the
conclusion of the next AGM or the expiration of the
period within which the next AGM is required by the
Articles of Association of the Company or by Law to
be held] and shares means shares of all classes in
the capital of the Company and warrants and other
securities which carry a right to subscribe or

PROPOSAL #6.: Authorize the Board of Directors, to                         ISSUER          YES          FOR               FOR
purchase shares of the Company during the relevant
period, on The Stock Exchange of Hong Kong Limited or
 any other stock exchange on which the shares of the
Company may be listed and recognized by the
Securities and Futures Commission and the Stock
Exchange in accordance with all applicable laws,
including the Hong King Code on share repurchases and
 the Rules Governing the Listing of Securities on the
 Stock Exchange of Hong Kong Limited as amended from
time to time, not exceeding 10% of the aggregate
nominal amount of the issued share capital of the
Company; [Authority expires the earlier of the
conclusion of the next AGM or the expiration of the
period within which the next AGM is required by the
Articles of Association of the Company or by Law to
be held]; and shares means shares of all classes in
the capital of the Company and warrants and other
securities which carry a right to subscribe or
purchase shares in the Company

PROPOSAL #7.: Approve conditional upon the passing of                      ISSUER          YES        AGAINST           AGAINST
 Resolutions 5 and 6, the exercise by the Board of
Directors of the powers referred to in Resolution 5
in respect of the share capital of the Company
referred to in Resolution 5

PROPOSAL #S.8: Amend Article 138 and Article 141 of                        ISSUER          YES          FOR               FOR
the Articles of Association of the Company, as
specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MTU AERO ENGINES FINANCE B.V.
  TICKER:                N/A             CUSIP:     D5565H104
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the Financial                                ISSUER          NO           N/A               N/A
statements and annual Report for the 2008 FY with the
 report of the Supervisory Board, the group financial
 statements and Group annual report as well as the
report by the Board of MDs pursuant to Sections
289[4] and 315[4] of the German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          YES          FOR               FOR
distributable profit of EUR 45,356,978.85 as follows:
 payment of a dividend of EUR 0.93 per no-par share
ex-dividend and payable date: 27 MAY 2009

PROPOSAL #3.: Ratification of The acts of the Board                        ISSUER          YES          FOR               FOR
of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #5.: Election of Mr. Joachim Rauhut to the                        ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #6.: Appointment of the Auditors for the                          ISSUER          YES          FOR               FOR
2009 FY, the interim report and the interim half-year
 financial statements: Deloitte + Touche GmbH, Munich

PROPOSAL #7.: Renewal of the authorization to acquire                      ISSUER          YES          FOR               FOR
 own shares the Company shall be authorized to
acquire own shares of up to 10% of its share capital,
 at prices not deviating more than 10% from the
market price of the shares, on or before 26 NOV 2010,
 the Board of MDs shall be authorized to dispose of
the shares in a manner other than the Stock Exchange
or an offer to all shareholders if the shares are
sold at a price not materially below their market
price, to use the shares in connection with Mergers
and acquisitions or for satisfying existing conv.
and/or Option Rights, to use the shares within the
scope of the Company's Matching Stock Programmme, and

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MUSASHI SEIMITSU INDUSTRY CO.,LTD.
  TICKER:                N/A             CUSIP:     J46948105
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

PROPOSAL #6: Approve Retirement Allowance for                              ISSUER          YES        AGAINST           AGAINST
Retiring Corporate Officers, and Payment of Accrued
Benefits associated with Abolition of Retirement
Benefit System for Current Corporate Officers

PROPOSAL #7: Amend the Compensation to be Received by                      ISSUER          YES          FOR               FOR
 Corporate Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NABTESCO CORPORATION
  TICKER:                N/A             CUSIP:     J4707Q100
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Retirement Allowance for                             ISSUER          YES          FOR               FOR
Retiring Directors, and Payment of Accrued Benefits
associated with Abolition of Retirement Benefit
System for Current Corporate Officers

PROPOSAL #5.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Directors and Corporate Auditors

PROPOSAL #6.: Approve Issuance of New Share                                ISSUER          YES          FOR               FOR
Acquisition Rights in the Form of Stock Options
Scheme for a Stock-Linked Compensation Plan to the
Company's Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NAFCO CO.,LTD.
  TICKER:                N/A             CUSIP:     J4712U104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NATIONAL EXPRESS GROUP PLC
  TICKER:                N/A             CUSIP:     G6374M109
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the reports of the Directors                         ISSUER          YES          FOR               FOR
and the financial statements together with the report
 of the Auditors for the financial YE 31 DEC 2008

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report for the YE 31 DEC 2008

PROPOSAL #3.: Declare a final dividend of 10p per                          ISSUER          YES          FOR               FOR
share in respect of the YE 31 DEC 2008

PROPOSAL #4.: Elect Mr. Miranda Curtis as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect Mr. Jez Maiden as a DirectorQ                          ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. Jorge Cosmen as a Director                      ISSUER          YES        ABSTAIN           AGAINST
 who retires by rotation

PROPOSAL #7.: Re-elect Mr. Ray O' Toole as a Director                      ISSUER          YES          FOR               FOR
 who retires by rotation

PROPOSAL #8.: Re-appoint Ernst & Young LLP as the                          ISSUER          YES          FOR               FOR
Company's Auditors for the FYE 31 DEC 2009

PROPOSAL #9.: Authorize the Directors to agree the                         ISSUER          YES          FOR               FOR
Auditors' remuneration

PROPOSAL #10.: Grant authority for the share capital                       ISSUER          YES          FOR               FOR
of the Company be increase from GBP 10 million to GBP
 13 million by the creation of 30 million ordinary
shares of 5p each identical and ranking pari passu
with the existing authorized but unissued shares of
5p each in the capital of the Company

PROPOSAL #11.: Authorized the Directors of the                             ISSUER          YES          FOR               FOR
Company to allot relevant securities [as defined in
Section 80(2) of the Act] for the purposes of Section
 80 of the Companies Act 1985 [the Act]: up to an
aggregate nominal amount of GBP 2,550,309 and
comprising equity securities [as defined in Section
94 of the Act] up to an aggregate nominal amount
[when added to any allotments made under above] of
GBP 5,100,619 in connection with or pursuant to an
offer or invitation by way of a rights issue in
favour of (i) holders of ordinary shares in
proportion [as nearly ass practicable] to the
respective number of ordinary shares held by them on
the record date for such allotment and (ii) holders
of any other class of equity securities entitled to
participate therein or if the Directors consider it
necessary, as permitted by the rights of those
securities, but subject to such exclusions or other
arrangements as the Directors may consider necessary
or appropriate to deal with fractional entitlements,
treasury shares, record dates or legal, regulatory or
 practical difficulties which may arise under the
Laws of, or the requirements of any regulatory body
or stock exchange in, any territory or any other
matter whatsoever, these authorities to expire at the
 conclusion of the next AGM of the Company [or, if
earlier, on 6 August 2010] save that the Company may
before such expiry make any offer or agreement which
would or might require relevant securities to be
allotted after such expiry and the Directors may
allot relevant securities in pursuance of any such
offer or agreement as if the authorities conferred

PROPOSAL #S.12: Authorize the Directors empowered                          ISSUER          YES          FOR               FOR
pursuant to Section 95(1) of the Act to: allot equity
 securities [within the meaning of Section 94 of the
Act] of the Company for cash pursuant to the
authority conferred by Resolution 11 and sell
relevant shares [as defined in Section 94(5) of the
Act] of the Company as treasury shares [as provided
for in Section 94(3) of the Act] [treasury shares]
for cash [as defined in Section 162D(2) of the Act],
as if Section 89(1) of the Act did not apply to any
such allotment or sale, provided that this power
shall be limited to the allotment of equity
securities for cash and the sale of treasury shares:
in connection with or pursuant to an offer or
invitation [but in the case of the authority granted
under Resolution 11(b), by way of rights issue only]
in favour of (i) holders of ordinary shares in
proportion [as nearly as practicable] to the
respective number equity securities held by them on
the record date for such allotment and (ii) holders
of any other class of equity securities entitled to
participate therein or if the Directors consider it
necessary, as permitted by the rights of those
securities, but subject to such exclusions or other
arrangements as the Directors may deem necessary or
appropriate to deal with fractional entitlements,
treasury shares, record dates or legal, regulatory or
 practical difficulties which may arise under the
Laws of, or the requirements of any regulatory body
or stock exchange in, any territory or any other
matter whatsoever and in the case of the authority
granted under Resolution 11(a), and otherwise than
pursuant to this resolution, up to an aggregate
nominal amount of GBP 382,546, and shall expire at
the conclusion of the next AGM of the Company [or, if
 earlier, on 6 AUG 2010], save that the Company may
before such expiry make any offer or enter into any
agreement which would or might require equity
securities to be allotted, or treasury shares to be
sold, after such expiry and the Directors may allot
equity securities, or sell treasury shares in
pursuance of any such offer or agreement as if the

PROPOSAL #S.13: Authorize the Company for the                              ISSUER          YES          FOR               FOR
purposes of Section 166 of the Act to make market
purchases [within the meaning of Section 163(3) of
the Act] of the Company's ordinary shares on such
terms as the Directors see fit subject to the
following conditions: a) the maximum aggregate number
 of shares which may be purchased is 15,301,859
shares representing approximately 10% of the issued
share capital at 12 MAR 2009; b) the minimum price
which may be paid for each share is 5p which amount
shall be exclusive of expenses, if any; c) the
maximum price which may be paid for each share is an
amount not more than 5% above the average middle
market quotations of the Company's shares, as based
on the Daily Official List published by the London
Stock Exchange Plc, for the 5 business days prior to
the date the purchase is made; d) unless previously
renewed, revoked or varied, this authority shall
expire at the conclusion of the next AGM of the
Company [or, if earlier, on 6 AUG 2010]; and e) under
 this authority the Company may make a contract to
purchase shares which would or might be executed
wholly or partly after the expiry of this authority,
and may make purchases of shares pursuant to it as if

PROPOSAL #14.: Authorize the Company and all                               ISSUER          YES          FOR               FOR
Companies that are its subsidiaries at any time
during the period for which this resolution is
effective to: a) make political donations to
political parties or an independent election
candidate; b) make political donations to political
organizations other than political parties; and c)
incur political expenditures in a total aggregate
amount not exceeding GBP 100,000 during the period
beginning with the date of this AGM and ending at the
 conclusion of the next AGM of the Company

PROPOSAL #S.15: Approve a general meeting of the                           ISSUER          YES          FOR               FOR
Company [other than an AGM] may be called on not less
 than 14 clear days' notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEC NETWORKS & SYSTEM INTEGRATION CORPORATION
  TICKER:                N/A             CUSIP:     J4884R103
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NESTOR HEALTHCARE GROUP PLC, EGHAM SURREY
  TICKER:                N/A             CUSIP:     G64260105
  MEETING DATE:          10/2/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the disposal of the Carewatch                        ISSUER          YES        ABSTAIN           AGAINST
Business

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NESTOR HEALTHCARE GROUP PLC, EGHAM SURREY
  TICKER:                N/A             CUSIP:     G64260105
  MEETING DATE:          5/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the financial                            ISSUER          YES          FOR               FOR
statements, together with the reports of the
Directors and the Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend of 1.5 pence                        ISSUER          YES          FOR               FOR
per ordinary share for the YE 31 DEC 2008 to be paid
on 05 JUN 2009

PROPOSAL #3.: Re-elect Mr. Martyn Ellis as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the remuneration report of the                       ISSUER          YES          FOR               FOR
Directors for the YE 31 DEC 2008

PROPOSAL #5.: Appoint BDO Stoy Hayward LLP as the                          ISSUER          YES          FOR               FOR
Auditors of the Company, until the conclusion of the
next AGM

PROPOSAL #6.: Authorize the Audit Committee of the                         ISSUER          YES          FOR               FOR
Board of Directors of the Company to determine the
Auditors' remuneration

PROPOSAL #7.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purposes of Section 80 of the Companies Act
1985 [the Act], to allotment of relevant securities
[within the meaning of such Section of the Act] up to
 an aggregate nominal amount of GBP 3,761,473;
[Authority expires on 30 JUN 2010]; and the Directors
 may make allotments during the relevant period which
 may be exercised after the relevant period

PROPOSAL #S.8: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to the passing of Resolution Number
7 and pursuant to Section 95 of the Companies Act, to
 allot equity securities [within the meaning of
Section 94(2) of the Act] for cash pursuant to the
authority conferred by Resolution 7, disapplying the
statutory pre-emption rights [Section 89(1)],
provided that this power is limited to the allotment
of equity securities: a) in connection with a rights
issue in favor of ordinary shareholders; b) up to an
aggregate nominal amount of GBP 564,221; [Authority
expires on 30 JUN 2010]; and the Directors of the
Company may allot equity securities after the expiry
of this authority in pursuance of such an offer or
agreement made prior to such expiry

PROPOSAL #S.9: Authorize the Company, pursuant to                          ISSUER          YES          FOR               FOR
Article 46 of the Company's Articles of Association,
to make market purchases [Section 163(3) of the Act]
of up to 11,284,420 ordinary shares of 10% of the
issued ordinary share capital of the Company at 26
MAR 2009, at a minimum price of 10 pence and up to
105% of the average middle market quotations for such
 shares derived from the London Stock Exchange Daily
Official List, over the previous 5 business days;
[Authority expires on 30 JUN 2010]; and the Company,
before the expiry, may make a contract to purchase
ordinary shares which will or may be executed wholly
or partly after such expiry

PROPOSAL #S.10: Amend the Articles of Association of                       ISSUER          YES          FOR               FOR
the Company as specified

PROPOSAL #S.11: Amend the Article 49.1 of the                              ISSUER          YES          FOR               FOR
Articles of Association of the Company as specified;
and as permitted by the EU Shareholder Rights
Directive [2007/36/EC, any general meeting of the
Company [other than an AGM of the Company] shall be
called by notice of at least 14 clear days in
accordance with the provisions of the Articles of
Association of the Company [amended as aforesaid];
and [Authority expire at the conclusion of the next
AGM of the Company after the passing of this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NHN CORP, SONGNAM
  TICKER:                N/A             CUSIP:     Y6347M103
  MEETING DATE:          3/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve to change the Articles of                            ISSUER          YES        AGAINST           AGAINST
Incorporation

PROPOSAL #3.: Elect the Director                                           ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Elect the Audit Committee Member                             ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve the remuneration limit for the                       ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #6.: Approve to change the severance payment                      ISSUER          YES          FOR               FOR
 for the Director

PROPOSAL #7.: Approve the Company split                                    ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NICHI-IKO PHARMACEUTICAL CO.,LTD.
  TICKER:                N/A             CUSIP:     J49614100
  MEETING DATE:          2/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions, Approve Minor Revisions Related to the
Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIDEC COPAL CORPORATION
  TICKER:                N/A             CUSIP:     J5000K104
  MEETING DATE:          6/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIFCO INC.
  TICKER:                N/A             CUSIP:     654101104
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                             ISSUER          YES          FOR               FOR
Earnings
PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3: Appoint a Director                                            ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIHON PARKERIZING CO.,LTD.
  TICKER:                N/A             CUSIP:     J55096101
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIKO RES LTD
  TICKER:                N/A             CUSIP:     653905109
  MEETING DATE:          9/11/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to fix the number of the                             ISSUER          YES          FOR               FOR
Directors to be elected at the meeting at 6

PROPOSAL #2.: Elect the Directors of the Corporation                       ISSUER          YES          FOR               FOR
for the ensuing year as specified

PROPOSAL #3.: Appoint KPMG LLP, Chartered                                  ISSUER          YES          FOR               FOR
Accountants, as the Auditors of the Corporation for
the ensuing year at a remuneration to be determined
by the Board of Directors

PROPOSAL #4.: Amend the Corporation's Stock Option                         ISSUER          YES          FOR               FOR
Plan, as specified

PROPOSAL #5.: Approve the continuation of the                              ISSUER          YES        AGAINST           AGAINST
Corporation's Shareholder Rights Plan Agreement and
its amendment and restatement

PROPOSAL #6.: Transact any other business                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON THOMPSON CO.,LTD.
  TICKER:                N/A             CUSIP:     J56257116
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3: Approve Payment of Accrued Benefits                           ISSUER          YES        AGAINST           AGAINST
associated with Abolition of Retirement Benefit
System for Current Directors and Corporate Auditors

PROPOSAL #4: Approve Amendment and Extension of Anti-                      ISSUER          YES        AGAINST           AGAINST
Takeover Defense Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NISHIMATSUYA CHAIN CO.,LTD.
  TICKER:                N/A             CUSIP:     J56741101
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions, Allow Use of
Electronic Systems for Public Notifications, Expand
Business Lines

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

PROPOSAL #6: Authorize Use of Stock Option Plan for                        ISSUER          YES          FOR               FOR
Directors

PROPOSAL #7: Allow Board to Authorize Use of Stock                         ISSUER          YES          FOR               FOR
Options, as well as Stock Option Plan, for Employees

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NISHIO RENT ALL CO.,LTD.
  TICKER:                N/A             CUSIP:     J56902109
  MEETING DATE:          12/19/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Approve Retirement Allowance for                              ISSUER          YES        AGAINST           AGAINST
Retiring Corporate Officers, and Payment of Accrued
Benefits associated with Abolition of Retirement
Benefit System for Current Corporate Officers

PROPOSAL #4: Amend the Compensation to be Received by                      ISSUER          YES          FOR               FOR
 Corporate Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NITTA CORPORATION
  TICKER:                N/A             CUSIP:     J58246109
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Appoint a Substitute Corporate Auditor                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6: Approve Retirement Allowance for                              ISSUER          YES        AGAINST           AGAINST
Retiring Corporate Officers, and Payment of Accrued
Benefits associated with Abolition of Retirement
Benefit System for Current Corporate Officers

PROPOSAL #7: Approve Extension of Anti-Takeover                            ISSUER          YES        AGAINST           AGAINST
Defense Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OBIC CO.,LTD.
  TICKER:                N/A             CUSIP:     J5946V107
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Corporate Auditors

PROPOSAL #6.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OLAM INTERNATIONAL LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y6421B106
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors or any of them                       ISSUER          YES          FOR               FOR
to: a) allot and issue an aggregate of 273,459,000
subscription shares by way of a private placement to
the Investors at an issue price of SGD 1.60 per
subscription share, pursuant to the terms and subject
 to the conditions of the Subscription Agreement [the
 Proposed Subscription]; and b) complete and do all
such acts and things, including without limitation,
to execute all such documents and to approve any
amendments, alteration or modification to any
documents as they may consider necessary, desirable
or expedient to give full effect to the Proposed
Subscription and this Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ONESTEEL LTD
  TICKER:                N/A             CUSIP:     Q7134W113
  MEETING DATE:          11/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report and the                         ISSUER          NO           N/A               N/A
Directors' report for the YE 30 JUN 2008, together
with the Auditor's report to the Members of the

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

PROPOSAL #3.A: Re-elect, in accordance with Rule 9 of                      ISSUER          YES          FOR               FOR
 the Company's Constitution, Mr. C.R. Galbraith as a
Director

PROPOSAL #3.B: Re-elect, in accordance with Rule 9 of                      ISSUER          YES          FOR               FOR
 the Company's Constitution, Mr. P.G. Nankervis as a
Director

PROPOSAL #3.C: Re-elect, in accordance with Rule 9 of                      ISSUER          YES          FOR               FOR
 the Company's Constitution, Mr. D.A. Pritchard as a
Director

PROPOSAL #3.D: Re-elect, in accordance with Rule 9 of                      ISSUER          YES          FOR               FOR
 the Company's Constitution, Mr. P.J. Smedley as a
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OSG CORPORATION
  TICKER:                N/A             CUSIP:     J63137103
  MEETING DATE:          2/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to the Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PARAGON GROUP OF COMPANIES PLC, SOLIHULL,WEST MIDL
  TICKER:                N/A             CUSIP:     G6376N154
  MEETING DATE:          2/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's accounts for the                       ISSUER          YES        ABSTAIN           AGAINST
YE 30 SEP 2008 and the reports of the Directors and
the Auditors

PROPOSAL #2.: Adopt the report of the Board to the                         ISSUER          YES        ABSTAIN           AGAINST
shareholders on Directors' remuneration

PROPOSAL #3.: Declare a dividend                                           ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #4.: Re-appoint Mr. N.S. Terrington as a                          ISSUER          YES        ABSTAIN           AGAINST
Director

PROPOSAL #5.: Re-appoint Mr. J.A. Heron as a Director                      ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #6.: Re-appoint Mr. E.A. Tilly as a Director                      ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #7.: Re-appoint Deloitte & Touche LLP as the                      ISSUER          YES        ABSTAIN           AGAINST
 Auditors and authorize the Directors to fix their
remuneration

PROPOSAL #S.8: Grant authority for the allotment of                        ISSUER          YES        ABSTAIN           AGAINST
relevant securities

PROPOSAL #S.9: Approve the Paragon UK Sharesave Plan                       ISSUER          YES        ABSTAIN           AGAINST
2009

PROPOSAL #S.10: Approve the allotment of equity                            ISSUER          YES        ABSTAIN           AGAINST
securities for cash

PROPOSAL #S.11: Grant authority to purchase own shares                     ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #S.12: Amend the Articles of Association of                       ISSUER          YES        ABSTAIN           AGAINST
the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PARTNERS GROUP HOLDING AG, BAAR
  TICKER:                N/A             CUSIP:     H6120A101
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the business report 2008                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the appropriation and                                ISSUER          YES          FOR               FOR
allocation of the balance profit

PROPOSAL #3.: Approve the compensation report                              ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Approve the shares repurchase an                             ISSUER          YES          FOR               FOR
reduction of the share capital

PROPOSAL #5.: Grant discharge to the Members of the                        ISSUER          YES          FOR               FOR
Board of Directors and the Management

PROPOSAL #6.a: Re-elect Mr. Urs Wietlisbach to the                         ISSUER          YES        AGAINST           AGAINST
Board of Directors

PROPOSAL #6.b: Re-elect Dr. Wolfgang Zuercher to the                       ISSUER          YES        AGAINST           AGAINST
Board of Directors

PROPOSAL #6.C: Elect Dr. Peter Wuffli to the Board of                      ISSUER          YES        AGAINST           AGAINST
 Directors

PROPOSAL #7.: Elect the Group Auditor and the Auditors                     ISSUER          YES          FOR               FOR

PROPOSAL #8.: Miscellaneous                                                ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PINNACLE STAFFING GROUP PLC, LONDON
  TICKER:                N/A             CUSIP:     G7113E101
  MEETING DATE:          5/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts of the Company for                      ISSUER          YES          FOR               FOR
 the YE 04 JAN 2009 and the reports of the Directors
and the Auditors

PROPOSAL #2.: Re-elect Mr. Thomas William George                           ISSUER          YES        AGAINST           AGAINST
Charlton as a Director

PROPOSAL #3.: Re-elect Mr. David Hope as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mr. John Hodges as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect Mr. Lynn Young as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #6.: Appoint PricewaterhouseCoopers LLP as                        ISSUER          YES          FOR               FOR
the Auditor to the Company, until the conclusion of
the next general meeting at which accounts are laid
before the Company and authorize the Directors to fix
 their remuneration

PROPOSAL #7.: Approve to renew the Directors'                              ISSUER          YES          FOR               FOR
authority to allot relevant securities

PROPOSAL #8.: Approve to renew the Directors'                              ISSUER          YES        AGAINST           AGAINST
authority to issue equity securities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PREMIER OIL PLC, LONDON
  TICKER:                N/A             CUSIP:     G7216B145
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the acquisition by the Company                       ISSUER          YES          FOR               FOR
of Oilexco North Sea Limited [in administration], or
the acquisition of its principal assets

PROPOSAL #2.: Authorize the Directors to allot                             ISSUER          YES          FOR               FOR
relevant securities pursuant to Section 80 of the
Companies Act 1985

PROPOSAL #S.3: Authorize the Directors to allot                            ISSUER          YES          FOR               FOR
equity securities pursuant to Section 95 of the
Companies Act 1985

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PREMIER OIL PLC, LONDON
  TICKER:                N/A             CUSIP:     G7216B145
  MEETING DATE:          5/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the report of the                          ISSUER          YES        AGAINST           AGAINST
Directors and the financial statements of the Premier
 Oil Plc for the YE 31 DEC 2008 together with the
Auditors' report thereon

PROPOSAL #2.: Approve the remuneration report of the                       ISSUER          YES          FOR               FOR
Company for the YE 31 DEC 2008

PROPOSAL #3.: Elect Mr. A.G. Lodge as a Director of                        ISSUER          YES          FOR               FOR
the Company, who retires in accordance with the
Company's Articles of Association

PROPOSAL #4.: Re-elect Sir. David John as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires in accordance with the
Combined Code of Corporate Governance

PROPOSAL #5.: Re-elect Mr. J.R.W. Orange as a                              ISSUER          YES        AGAINST           AGAINST
Director of the Company, who retires in accordance
with the Combined Code of Corporate Governance

PROPOSAL #6.: Re-elect Mr. N. Hawkings as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires in accordance with the
Company's Articles of Association

PROPOSAL #7.: Re-appoint Deloitte LLP as the Auditors                      ISSUER          YES        AGAINST           AGAINST
 of the Company until the conclusion of the next
general meeting before which accounts are laid and
authorize the Directors to fix their remuneration for
 2009

PROPOSAL #8.: Authorize the Directors, in                                  ISSUER          YES          FOR               FOR
substitution for any existing authority, to allot
relevant securities [Section 80 of the Companies Act
1985] [the Act] up to an aggregate nominal amount of
GBP 19,108,100; and b) comprising equity securities
[as specified in the Act] up to a nominal amount of
GBP 38,216,250 [including within such limit any
relevant securities allotted under part a) above) in
connection with an offer by way of a rights issue i)
to Ordinary shareholders in proportion [as nearly as
may be practicable] to their existing holdings; and
ii) to holders of other equity securities as required
 by the rights of those securities or as the
Directors otherwise consider necessary; [Authority
expires at the conclusion of the next AGM of the
Company]; and the Directors may allot relevant
securities after the expiry of this authority in
pursuance of such an offer or agreement made prior to

PROPOSAL #9.: Approve the rules of the Premier Oil                         ISSUER          YES          FOR               FOR
plc 2009 Long Term Plan [the Plan] as criteria
specified and authorize the Directors to: a) do all
such acts and things as they may consider appropriate
 to implement the Plan; and b) establish further
Plans based on the Plan but modified to take account
of Local Tax, Exchange Control or Securities Laws in
Overseas Territories, provided that the limits on
individual or overall participation in the Plan apply
 in respect of participation in and the operation of
any such further Plan

PROPOSAL #10.: Approve the rules of the Premier Oil                        ISSUER          YES          FOR               FOR
plc Savings Related Share Option Scheme 2009 [the
Scheme] as criteria specified and authorize the
Directors to: a) do all such acts and things
necessary to operate the Scheme; and b) make such
modification to the Scheme as they may consider
necessary to obtain the approval of the Relevant Tax
authorities or to take account of the requirements of
 the Financial Services Authority and best practice
and adopt the Scheme as so modified

PROPOSAL #S.11: Authorize the calling of general                           ISSUER          YES          FOR               FOR
meetings of the Company [not being an AGM] by notice
of at least 14 clear days; [Authority expires at the
conclusion of the next AGM of the Company]

PROPOSAL #S.12: Authorize the Directors, in                                ISSUER          YES          FOR               FOR
substitution for any existing authority, pursuant to
Section 95 of the Act, to allot equity securities
[Section 94 of the Act] for cash under the authority
conferred by Resolution 8 and/or where such allotment
 constitutes an allotment of equity securities by
virtue of Section 94[3A] of the Act, disapplying the
statutory pre-emption rights [as if Sub-Section [1]
of Section 89 of the Act], provided that this power
is limited to the allotment of equity securities: a)
in connection with a rights issue, open offer or
other pre-emptive offers in favor of ordinary
shareholders [excluding any shareholder holding
shares as treasury shares] in proportion to their
respective holdings of ordinary shares, but subject
to such exclusions or other arrangements as the
Directors may deem necessary or expedient in respect
of fractions or legal or practical problems in any
jurisdiction; b) up to an aggregate nominal amount of
 GBP 2,866,220; [Authority expires at the conclusion
of the next AGM of the Company]; and the Directors
may allot equity securities after the expiry of this
authority in pursuance of such an offer or agreement
made prior to such expiry

PROPOSAL #S.13: Authorize the Company to make market                       ISSUER          YES          FOR               FOR
purchases [Section 163[3] of the Act] of up to
17,197,320 ordinary shares of 50p each and not to pay
 less for each share than the nominal value of such
share and up to 5% over the average of the closing
mid market price of the ordinary shares derived from
the London Stock Exchange Daily Official List, over
the previous 5 business days and stipulated by
Article 5[1] of the Buy-back and Stabilization
Regulation, Commission [EC] of 22 DEC 2003;
[Authority expires at the AGM of the Company to be
held in 2009]; the Company, before the expiry, may
make a contract to purchase ordinary shares which
will or may be executed wholly or partly after such

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PRONOVA BIOPHARMA ASA, LYSAKER
  TICKER:                N/A             CUSIP:     R7042F102
  MEETING DATE:          5/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the general meeting by the                        ISSUER          NO           N/A               N/A
Chairman of the Board Mr. Gert W. Munthe

PROPOSAL #2.: Approve the list of participating                            ISSUER          NO           N/A               N/A
shareholders, in person or by proxy

PROPOSAL #3.: Appoint the persons to chair the                             ISSUER          NO           N/A               N/A
meeting and approve to co-sign the minutes

PROPOSAL #4.: Approve the notice of meeting and agenda                     ISSUER          NO           N/A               N/A

PROPOSAL #5.: Presentation by the Chief Executive                          ISSUER          NO           N/A               N/A
Officer

PROPOSAL #6.: Approve the annual accounts for 2008 of                      ISSUER          NO           N/A               N/A
 Pronova Biopharma ASA and the Group and the annual
report coverage of the net loss in 2008

PROPOSAL #7.: Approve to determine the remuneration                        ISSUER          NO           N/A               N/A
of the Members of the Board of Directors

PROPOSAL #8.: Approve the remuneration of the                              ISSUER          NO           N/A               N/A
Company's Auditor

PROPOSAL #9.: Elect the Member of the Nomination                           ISSUER          NO           N/A               N/A
Committee

PROPOSAL #10.: Approve to determine the remuneration                       ISSUER          NO           N/A               N/A
of the Members of the Nomination Committee

PROPOSAL #11.: Approve the guidelines for                                  ISSUER          NO           N/A               N/A
remuneration to the Senior Management 2009

PROPOSAL #12.: Authorize the Board of Directors to                         ISSUER          NO           N/A               N/A
issue new shares

PROPOSAL #13.: Authorize the Board of Directors to                         ISSUER          NO           N/A               N/A
repurchase own shares

PROPOSAL #14.: Approve the expanded group arrangement                      ISSUER          NO           N/A               N/A
 to expand the Board of Directors to include 1
additional Board Member elected by and among the
employees in Pronova Biopharma Danmark AS

PROPOSAL #15.: Elect the Members of the Board of                           ISSUER          NO           N/A               N/A
Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT BANK CENTRAL ASIA TBK
  TICKER:                N/A             CUSIP:     Y7123P138
  MEETING DATE:          12/18/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the acquisition proposal of PT                       ISSUER          YES          FOR               FOR
Bank UIB by the Company

PROPOSAL #2.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Association in line with the law No. 40 year 2007 on
limited liability Companies and the Bapepam-Lk Rule
No.IX.J on the principle of the Articles of
Association of Company's that have conducted equity
public offering and public Companies

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT BANK CENTRAL ASIA TBK
  TICKER:                N/A             CUSIP:     Y7123P138
  MEETING DATE:          5/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Directors report                        ISSUER          YES          FOR               FOR
for book year 2008 and ratify the financial report
for book year 2008 and Acquit Et de charge to the
Board of Commissioner and the Board of Directors as
reflected in annual report

PROPOSAL #2.: Approve the determination on                                 ISSUER          YES          FOR               FOR
utilization of net Company's profit for book year 2008

PROPOSAL #3.: Approve to change in the Board of                            ISSUER          YES        AGAINST           AGAINST
Management structure

PROPOSAL #4.: Approve the determination on                                 ISSUER          YES          FOR               FOR
salary/honorarium and other allowance for the Board
of Directors and the Board of Commissioners

PROPOSAL #5.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
appoint Independent Public Accountant to Audit
Company's books for book year 2009

PROPOSAL #6.: Authorize the Board of Directors to pay                      ISSUER          YES          FOR               FOR
 interim dividend for book year 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT BK RAKYAT
  TICKER:                N/A             CUSIP:     Y0697U104
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Directors report                        ISSUER          YES          FOR               FOR
for book year 2008 and ratify of financial report for
 book year 2008 and ratification on the partnership
and community development program for book year 2008

PROPOSAL #2.: Approve to determine on utilization of                       ISSUER          YES          FOR               FOR
Net Company's profit for book year 2008

PROPOSAL #3.: Approve to determine on salary                               ISSUER          YES          FOR               FOR
honorarium, tantiem for the Board of Directors and
the Board of Commissioners

PROPOSAL #4.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
appoint of Independent Public Accountant to Audit
Company's books for book year 2009 and the
partnership and community development program for

PROPOSAL #5.: Authorize the Board of Commissioners to                      ISSUER          YES        AGAINST           AGAINST
 increase capital in line with Management Stock
Option Program as determined in shareholders general
meeting of the Company

PROPOSAL #6.: Approve to change in the Board of                            ISSUER          YES        AGAINST           AGAINST
Commissioners

PROPOSAL #7.: Approve and ratify on regulation of the                      ISSUER          YES          FOR               FOR
 ministry of state owned enterprises No. per
05/mbu/2008 on 03 SEP 2008 regarding the general
guidelines supplying goods and services of the state
owned enterprises

PROPOSAL #8.: Approve to increase Company placement                        ISSUER          YES        AGAINST           AGAINST
in Bank Syariah Bri

PROPOSAL #9.: Approve to implement on regulation of                        ISSUER          YES        AGAINST           AGAINST
the ministry of state owned enterprises
No.s196/mbu/2009 on 23 MAR 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                QUINTAIN ESTATES AND DEVELOPMENT PLC, LONDON
  TICKER:                N/A             CUSIP:     G73282108
  MEETING DATE:          9/3/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements, together with Directors' report and the
Auditor's report for the YE 31 MAR 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
MAR 2008

PROPOSAL #3.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report for the YE 31 MAR 2008

PROPOSAL #4.: Receive and adopt the Audit Committee                        ISSUER          YES          FOR               FOR
report for the YE 31 MAR 2008

PROPOSAL #5.: Re-elect Mr. David Pangbourne as a                           ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #6.: Re-elect Mr. John Plender as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #7.: Re-elect Mr. Nicholas Shattock as a                          ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #8.: Elect Mr. Simon Laffin as a Director of                      ISSUER          YES          FOR               FOR
 the Company

PROPOSAL #9.: Re-elect Mr. David Pangbourne as the                         ISSUER          YES          FOR               FOR
Chairman of the Audit Committee

PROPOSAL #10.: Re-elect Mr. Martin Meech as the                            ISSUER          YES          FOR               FOR
Chairman of the Remuneration Committee

PROPOSAL #11.: Re-appoint the retiring Auditors of                         ISSUER          YES          FOR               FOR
the Company to hold office until the conclusion of
the next general meeting at which accounts are laid
before the Company

PROPOSAL #12.: Authorize the Directors to fix the                          ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #13.: Authorize the Directors, for the                            ISSUER          YES          FOR               FOR
purpose of Section 80 of the Companies Act 1985
['Act'], to allot relevant securities [Section 80 of
the Act] up to an aggregate nominal amount of GBP
10,829,678 being one third of the nominal value of
the issued share capital as at 01 AUG 2008 [such
amount shall be the Section 80 amount and the
restricted Section 80 amount as defined in Article
11[d][iv] of the existing Articles of Association
until such time as the new Articles of Association
referred to in resolution 16 become effective];
[Authority expires at the conclusion of the AGM of
the Company]; and accordingly the Section 80 period
as defined in Article 11(d)(ii) of the existing
Articles of Association shall be the period from the
passing of this resolution to the date of the next
AGM of the Company and definition of Section 80
period shall be effective until such time as the new
Articles of Association referred to in resolution 16
become effective]; and the Directors may allot
relevant securities after the expiry of this
authority in pursuance of such an offer or agreement
made prior to such expiry

PROPOSAL #S.14: Authorize the Directors, subject to                        ISSUER          YES          FOR               FOR
and conditional upon the passing of Resolution 13 and
 pursuant to Section 95 of the Companies Act, to
allot equity securities [Section 94 of the Act] for
cash and/or transfer shares held by the Company in
treasury [as the Directors shall deem appropriate],
disapplying the statutory pre-emption rights [Section
 89(1)], provided that such power shall be limited to
 the allotment of equity securities i) in connection
with a rights issue or any other pre-emptive offers
in favor of the holders of equity securities; and ii)
 the allotment [otherwise than pursuant to this
resolution] of equity securities up to an aggregate
nominal amount of GBP 1,624,451 being 5% of the
issued share capital as at 01 AUG 2008 [such amount
shall be the Section 89 amount as defined in Article
11(d)(v) of the existing Articles of Association
until such time as the new Articles of Association
referred to in resolution 16 become effective];
[Authority expires at the conclusion of the AGM of
the Company]; and accordingly the Section 80 period
as defined in Article 11(d)(iii) of the existing
Articles of Association shall be the period from the
passing of this resolution to the date of the next
AGM of the Company and definition of Section 80
period shall be effective until such time as the new
Articles of Association referred to in resolution 16
become effective]; and, authorize the Directors to
allot equity securities after the expiry of this
authority in pursuance of such an offer or agreement

PROPOSAL #S.15: Authorize the Company, in accordance                       ISSUER          YES          FOR               FOR
with Section 166 of the Act to make market purchases
[Section 163 of the Act] of ordinary shares of 25
pence each in the capital of the Company on such
terms and in such manner as the Directors may form
time to time determine provided that: the maximum
number of ordinary shares authorized to be purchased
is 12,995,614 [being 10% of the shares in issue as at
 01 AUG 2008], at a minimum price of 25 pence
[exclusive of expenses payable by the Company] and
equal to 105% above the average middle market
quotations for an ordinary shares derived from the
London Stock Exchange Daily Official List, over the
previous 5 business days immediately preceding the
day on which the ordinary shares are purchased
[exclusive of expenses payable by the Company];
[Authority expires the earlier of the conclusion of
the AGM of the Company in 2008 or 15 months]; the
Company before the expiry, may make a contract to
purchase ordinary shares which will or may be

PROPOSAL #S.16: Adopt the Articles of Association of                       ISSUER          YES          FOR               FOR
the Company in substitution for the existing Articles
 of Association of the Company, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RECORD PLC, LONDON
  TICKER:                N/A             CUSIP:     G7407T103
  MEETING DATE:          7/24/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements of the Company for the YE 31 MAR 2008
together with the associated reports of the Directors

PROPOSAL #2.: Approve the report of the Remuneration                       ISSUER          YES          FOR               FOR
Committee for the period ended 31 MAR 2008

PROPOSAL #3.: Declare a final dividend of 2.160 pence                      ISSUER          YES          FOR               FOR
 per ordinary share of 0.025 pence in the capital of
the Company ['Ordinary Shares'] for the YE 31 MAR
2008, payable on 28 JUL 2008

PROPOSAL #4.: Re-elect Mr. Cees Schrauwers as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.: Re-elect Mr. Andrew Sykes as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Ms. Leslie Hill as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-appoint Grant Thornton UK LLP as the                      ISSUER          YES          FOR               FOR
 Auditors and authorize the Directors to agree their
remuneration

PROPOSAL #8.: Authorize the Directors, in accordance                       ISSUER          YES          FOR               FOR
with Section 80 of the Companies Act 1985 [the Act],
to allot relevant securities [as defined in Section
80(2) of the Act], up to an aggregate nominal amount
of GBP 18,448.40; [Authority expires at the earlier
of the conclusion of the AGM of the Company or 15
months after the passing of this resolution]; and the
 Directors may allot any relevant securities pursuant
 to such offer or agreement as if such authority had
not expired

PROPOSAL #S.9: Grant authority, subject to the                             ISSUER          YES          FOR               FOR
passing Resolution 8 and pursuant to Section 95 of
the Companies Act 1985, for the disapplication of the
 statutory pre-emption rights contained within
Section 89(1) of the Companies Act 1985

PROPOSAL #S.10: Adopt the Article of Association of                        ISSUER          YES          FOR               FOR
the Company in the form attached to the notice of AGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RED ELECTRICA CORPORACION, SA, ALCOBANDAS
  TICKER:                N/A             CUSIP:     E42807102
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approval of the financial statements                         ISSUER          YES          FOR               FOR
and the management report of Red Electrica
Corporacion, S.A. for the fiscal year closed 31

PROPOSAL #2.: Approval of the consolidated financial                       ISSUER          YES          FOR               FOR
statements and the management report for the
consolidated group of Red Electrica Corporacion, S.A.
 for the fiscal year closed 31 December 2008.

PROPOSAL #3.: Approval of the proposed allocation of                       ISSUER          YES          FOR               FOR
profits of Red Electrica Corporacion S.A. and
distribution of the dividend for the fiscal year
closed 31 December 2008.

PROPOSAL #4.: Approval of the management performance                       ISSUER          YES          FOR               FOR
of the Board of Directors of Red Electrica
Corporacion, S.A. during the 2008 fiscal year.

PROPOSAL #5.1: Re-election of Mr. Luis M Atienza                           ISSUER          YES          FOR               FOR
Serna as an inside director.

PROPOSAL #5.2: Re-election of Ms. M de los Angeles                         ISSUER          YES          FOR               FOR
Amador Millan as an independent director.

PROPOSAL #5.3: Re-election of Mr. Rafael Sunol Trepat                      ISSUER          YES          FOR               FOR
 as a proprietary director.

PROPOSAL #6.: Re-election of auditors for the parent                       ISSUER          YES          FOR               FOR
company and consolidated group.

PROPOSAL #7.: Delegation of authority to the Board of                      ISSUER          YES          FOR               FOR
 Directors to issue and exchange negotiable fixed
income securities and preferred interests and, if
applicable, apply for listing, continued listing and
delisting thereof on organised secondary markets.

PROPOSAL #8.1: Authorisation for market acquisition                        ISSUER          YES          FOR               FOR
of treasury shares on the legally contemplated terms
and, if applicable, for their direct delivery to
employees and inside directors of the company and
those of the companies in its in its consolidated
group, as compensation.

PROPOSAL #8.2: Authorisation of their delivery as                          ISSUER          YES          FOR               FOR
compensation to members of management and inside
directors of the company and those of the companies
in its consolidated group.

PROPOSAL #8.3: Revocation of prior authorisations.                         ISSUER          YES          FOR               FOR

PROPOSAL #9.: Report on the compensation policy for                        ISSUER          YES          FOR               FOR
the Board of Directors of Red Electrica Corporacion,
S.A. and ratification of the board resolutions fixing
 its compensation for the 2008 fiscal year.

PROPOSAL #10.: Delegation for full implementation of                       ISSUER          YES          FOR               FOR
resolutions adopted at the General Shareholders
Meeting.

PROPOSAL #11.: Report to the General Shareholders                          ISSUER          NO           N/A               N/A
Meeting on the annual corporate governance report of
Red Electrica Corporacion S.A. for the 2008 fiscal
year.

PROPOSAL #12.: Report to the General Shareholders                          ISSUER          NO           N/A               N/A
Meeting on items contained in the Management report
related to article 116 bis of the Securities Market
Act.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                REDECARD S A
  TICKER:                N/A             CUSIP:     P79941103
  MEETING DATE:          9/17/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to transfer the Company                              ISSUER          YES          FOR               FOR
headquarters to the municipality of Barueri, state of
 Sao Paulo

PROPOSAL #2.: Approve the inclusion of Jornal Cidade                       ISSUER          YES          FOR               FOR
De Barueri among the newspapers used by the Company
for publications required under law number 6404/76

PROPOSAL #3.: Amend the Article 2nd of the Corporate                       ISSUER          YES          FOR               FOR
By-laws as a result of the change in the address of
the Company headquarters

PROPOSAL #4.: Approve the consolidation of the                             ISSUER          YES          FOR               FOR
Corporate By-laws

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                REDECARD S A
  TICKER:                N/A             CUSIP:     P79941103
  MEETING DATE:          10/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend the Stock Option Plan for the                          ISSUER          YES          FOR               FOR
shares of Redecard S.A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                REDECARD S A
  TICKER:                N/A             CUSIP:     P79941103
  MEETING DATE:          3/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to decide concerning retaining                       ISSUER          YES          FOR               FOR
Mr. Joaquim Francisco De Castro Neto in his position
as Chairperson of the Board of Directors, until the
end of the term of office for which he was elected,
considering the age limit that is dealt with in
Article 13, 8 of the Corporate Bylaws

PROPOSAL #2.: Elect the members of the Board of                            ISSUER          YES          FOR               FOR
Director's designated in the meetings of the Board of
 Directors held on 24 APR 2008, and 23 SEP 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                REDECARD S A
  TICKER:                N/A             CUSIP:     P79941103
  MEETING DATE:          3/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to examine and vote up on the                        ISSUER          YES          FOR               FOR
Board of Directors annual report, the financial
statements and Independent Auditors and finance
committee report relating to FYE 31 DEC 2008

PROPOSAL #2.: Approve the capital budget and the                           ISSUER          YES          FOR               FOR
allocation of the net profits from the FY

PROPOSAL #3.: Approve to set the global remuneration                       ISSUER          YES          FOR               FOR
of the Board of Directors, the Independent Auditors
and the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                REDECARD S A
  TICKER:                N/A             CUSIP:     P79941103
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend the Articles regarding creation                        ISSUER          YES          FOR               FOR
of statutory Earnings reserve

PROPOSAL #2.: Amend the Articles regarding the                             ISSUER          YES          FOR               FOR
require that financial transactions be approved by

PROPOSAL #3.: Amend the Articles 3 ,6 ,7 ,8 ,9 ,11                         ISSUER          YES          FOR               FOR
,12, 13 ,14, 16 , 22 and 30

PROPOSAL #4.: Amend the Articles regarding the                             ISSUER          YES          FOR               FOR
Executive Officer Board

PROPOSAL #5.: Approve to delete Sub-Section 5 of                           ISSUER          YES          FOR               FOR
Article 27, Article 31, and Article 43

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RESMED INC
  TICKER:                N/A             CUSIP:     U76171104
  MEETING DATE:          11/20/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.a: Elect Mr. Christopher G. Roberts as a                       ISSUER          YES          FOR               FOR
Director, to serve for a 3 year term

PROPOSAL #1.b: Elect Mr. John Wareham as a Director,                       ISSUER          YES          FOR               FOR
to serve for a 3 year term

PROPOSAL #2.: Approve the amended and Restated Resmed                      ISSUER          YES        AGAINST           AGAINST
 Inc 2006 Incentive Award Plan which approval will
also constitute approval under Australian Stock
Exchange (ASX) listing rules 10.11 and 10.14,
including the issuance of shares to our Directors,
Officers, Employees and consultants as specified in

PROPOSAL #3.: Ratify of the selection of KPMG LLP as                       ISSUER          YES          FOR               FOR
our Independent Auditors to examine our consolidated
financial statements for the FY ending 30 JUN 2009

PROPOSAL #4.: Transact such other business                                 ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RHEINMETALL AG, DUESSELDORF
  TICKER:                N/A             CUSIP:     D65111102
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the group financial
 statements, the group annual report, and the reports
 pursuant to Sections 289[4] and 315[4] of the German
 Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
Distribution profit of EUR 45,009,693.60 as follows:
payment of a dividend of EUR 1.30 per no-par share
EUR 300,000 shall be allocated to the revenue
reserves ex-dividend and payable date: 13 MAY 2009

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the Acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2009                         ISSUER          NO           N/A               N/A
FY: PricewaterhouseCoopers AG, Dusseldorf

PROPOSAL #6.: Authorization to acquire own shares the                      ISSUER          NO           N/A               N/A
 Company shall be authorized to acquire own shares of
 up to 10% of its share capital, at prices not
deviating more than 10% from the market price of the
shares, on or before 31 OCT 2010, the Board of
Managing Directors shall be authorized to retire the
shares, to sell the shares at a price not materially
below their market price, to use the shares for
acquisition purposes, and to transfer the shares to
executives and employees of the company and its
affiliates

PROPOSAL #7.: Approval of the control and profit                           ISSUER          NO           N/A               N/A
transfer agreement with the Company's wholly-owned
subsidiary, Rheinmetall Dienstleistungszentrum
Altmark GmbH, effective retroactively from 01 JAN
2009, until at least 31 DEC 2013

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RM PLC
  TICKER:                N/A             CUSIP:     G76053118
  MEETING DATE:          1/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the Company's                            ISSUER          YES          FOR               FOR
accounts and reports of the Directors and Auditors
for the YE 30 SEP 2008

PROPOSAL #2.: Declare a dividend                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-elect Mr. John Leighfield as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Re-elect Mr. Mike Tomlinson as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #5.: Re-elect Mr. Mike Greig as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #6.: Elect Mr. Terry Sweeney as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #7.: Elect Ms. Jo Connell as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-appoint Deloitte and Touche LLP as                        ISSUER          YES          FOR               FOR
the Auditors of the Company until the conclusion of
the next general meeting at which accounts are laid
before the Company

PROPOSAL #9.: Authorize the Directors to fix the                           ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #10.: Approve the Board report on                                 ISSUER          YES        AGAINST           AGAINST
remuneration contained in the Company's annual report
 and accounts for the YE 30 SEP 2008

PROPOSAL #S.11: Authorize the Directors to allot                           ISSUER          YES          FOR               FOR
securities up to the Section 80 amount

PROPOSAL #S.12: Authorize the Directors to allot                           ISSUER          YES          FOR               FOR
securities up to the Section 89 amount

PROPOSAL #S.13: Authorize the Directors to make                            ISSUER          YES          FOR               FOR
market purchases of the Company's shares

PROPOSAL #S.14: Amend the Articles of Association of                       ISSUER          YES          FOR               FOR
the Company to allow for the authorization of the
Director(s) situational conflicts by the Board of the
 Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ROSENBAUER INTERNATIONAL AG, LEONDING
  TICKER:                N/A             CUSIP:     A7132W104
  MEETING DATE:          5/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual statement of                              ISSUER          NO           N/A               N/A
accounts for the Company and corporate group
including report of Board of Directors and
Supervisory Board as well as proposal for

PROPOSAL #2.: Approve the appropriation of net profits                     ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve the activities undertaken by                         ISSUER          NO           N/A               N/A
Board of Directors and Supervisory Board

PROPOSAL #4.: Elect the Auditor and group Auditor                          ISSUER          NO           N/A               N/A

PROPOSAL #5.: Elect 1 Member to the Supervisory Board                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RUBIS SA, PARIS
  TICKER:                N/A             CUSIP:     F7937E106
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR
for the 2008 FY

PROPOSAL #O.2: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the 2008 FY

PROPOSAL #O.3: Approve the distribution of profits                         ISSUER          YES          FOR               FOR
and fixation of dividends

PROPOSAL #O.4: Approve the terms of dividends payment                      ISSUER          YES          FOR               FOR

PROPOSAL #O.5: Approve the renewal of Mr. Nils                             ISSUER          YES          FOR               FOR
Christian Bergene's mandate as Supervisory Member

PROPOSAL #O.6: Grant authorize the Shares Buyback                          ISSUER          YES        AGAINST           AGAINST
Program

PROPOSAL #O.7: Approve the regulated agreements                            ISSUER          YES          FOR               FOR

PROPOSAL #E.8: Authorize the Board of Directors in                         ISSUER          YES          FOR               FOR
order to carry out a share capital increase, either
by issuing, with maintenance of preferential
subscription rights, common shares and/or other
warrants giving access to the capital or by giving
rights to a debt security, either by incorporation of
 profits, reserves, or premiums

PROPOSAL #E.9: Authorize the Board of Directors in                         ISSUER          YES          FOR               FOR
order to carry out a share capital increase, by
issuing common shares and/or other warrants giving
access to the capital or by giving rights to a debt
security, without preferential subscription rights
but with priority right [except in case of private
placement]

PROPOSAL #E.10: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to increase, in case of excess demand, the
number of securities to be issued in case of a
capital increase with or without preferential
subscription rights

PROPOSAL #E.11: Grant authorize to issue, without                          ISSUER          YES        AGAINST           AGAINST
preferential subscription rights, but with priority
rights [except in case of private placement], common
shares or other warrants, by fixing the issue price
with a maximum tax relief of 15%

PROPOSAL #E.12: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
grant to the Company's and Group's Employees as well
as the Group's Corporate Managers [non-associated
Directors of Ruby] shares subscription options

PROPOSAL #E.13: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
allocate free existing shares or those to be issued
to the Company's and Group's employees as well as the
 Group's Corporate Managers [non-associated directors
 of Ruby]

PROPOSAL #E.14: Authorize the Board of Directors, in                       ISSUER          YES          FOR               FOR
accordance with Article L.225-129-6, to increase the
capital under the agreements referred to in Article
L.3332-18 and seq. of the Labor Code

PROPOSAL #E.15: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to increase the capital by issuing shares
reserved for the members of a Company Savings Plan,
established pursuant to Articles L.3332-3 and seq. of
 the Labor Code and in order to freely allocate them
shares or other securities giving access to the

PROPOSAL #E.16: Approve the modification of Articles                       ISSUER          YES          FOR               FOR
20 and 27 of the statutes

PROPOSAL #E.17: Approve the powers for formalities                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RYOSAN COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J65758112
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAAB AB, LINKOPING
  TICKER:                N/A             CUSIP:     W72838118
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Election of Mr. Marcus Wallenberg as                         ISSUER          NO           N/A               N/A
the Chairman of the meeting

PROPOSAL #2.: Drawing up and approvoal the voting list                     ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approval of the agenda                                       ISSUER          NO           N/A               N/A

PROPOSAL #4.: Election of the persons to verify the                        ISSUER          NO           N/A               N/A
minutes

PROPOSAL #5.: Motion as to whether the meeting has                         ISSUER          NO           N/A               N/A
been duly convened

PROPOSAL #6.: Presentation of the annual report and                        ISSUER          NO           N/A               N/A
the Auditors report the consolidated annual report
and the consolidated Auditors' report

PROPOSAL #7.: Approve the address by the President                         ISSUER          NO           N/A               N/A

PROPOSAL #8.a: Approve the Parent Company's income                         ISSUER          YES          FOR               FOR
statement and balance sheet, and the consolidated
income statement and the balance sheet

PROPOSAL #8.b: Approve the dividend of SEK 1.75 per                        ISSUER          YES          FOR               FOR
share and that the record day should be Tuesday, 21
APR  2009; based on this date, euroclear sweden is
expected to send out the dividend on Friday 24 APR

PROPOSAL #8.c: Grant discharge from liability to the                       ISSUER          YES          FOR               FOR
Members of the Board and the President

PROPOSAL #9.: Approve the number of Regular Members                        ISSUER          YES          FOR               FOR
for the Board at 10 without any Deputy Members

PROPOSAL #10.: Approve that the Board fees of SEK                          ISSUER          YES          FOR               FOR
4,215,000 to be allocated as follows: SEK 1,100,000
to the Chairman, and SEK 425,000 to each of the other
 Board Members elected by the AGM and not employed by
 the Company, with compensation for committee work of
 SEK 565,000, to be allocated as the follows: SEK
150,000 to the Chairman of the Audit Committee, and
SEK 100,000 to each of the other Committee Members,
elected by the AGM, and the SEK 135,000 to the
Chairman of the Remuneration Committee and SEK 80,000
 to each of the other Committee Members, elected by
the AGM; and that the Auditors' fees be paid
according to the approved invoice

PROPOSAL #11.: Re-elect Messrs. Erik Belfrage, Sten                        ISSUER          YES          FOR               FOR
Jakobsson, Lennart Johansson, Peter Nygards, Michael
OCallaghan, George Rose, Per-Arne Sandstrom, Ake
Svensson, Lena Treschow Torell and Marcus Wallenberg
as regular member's and Re-election of Marcus
Wallenberg for Chairman of Saab AB

PROPOSAL #12.: Re-elect Deloitte as registered                             ISSUER          YES          FOR               FOR
accounting firm

PROPOSAL #13.: Approve the specified guidelines for                        ISSUER          YES          FOR               FOR
remuneration and other terms of employment for
executives

PROPOSAL #14a: Approve the Share Matching Plan 2009                        ISSUER          YES          FOR               FOR
as specified

PROPOSAL #14.b: Approve the Performance Share Plan                         ISSUER          YES          FOR               FOR
2009 as specified

PROPOSAL #15.a: Approve the acquisition of the                             ISSUER          YES          FOR               FOR
Company own shares of share class B on NASDAQ OMX
Stockholm, and, on the transfer of shares on stock
exchange or in other way than on stock exchange
bestowing the right to decide on deviations from the
shareholder's preferential rights and that payment be
 possible in other than monetary form 9 [11]
Repurchase shall be permitted whereby the company's
own holding amounts to at most one tenth of all

PROPOSAL #15.b: Approve the transfer Company shares,                       ISSUER          YES          FOR               FOR
in the maximum number of 840,000, to the employees in
 accordance with the long-term Share Matching Plan
2009 as specified; further the Company shall have the
 right to, prior to the next AGM, on the stock
exchange, transfer no more than 188,000 shares of
series B, out of the holding of 840,000 shares, in
order to cover certain payment, mainly social

PROPOSAL #15.c: Approve the transfer of own shares to                      ISSUER          YES          FOR               FOR
 employees and on stock exchanges for performance
share plan 2009 ; the board also proposes transfer of
 the Company's shares, in the maximum number of
500,000, to the employees in accordance with the
long-term Performance Share Plan 2009 described in
item 14 (b); further the Company shall have the right
 to, prior to the next Annual General Meeting, on
stock exchange, transfer no more than 112,000 shares
of series B, out of the holding of 500,000 shares, in
 order to cover certain payment, mainly social

PROPOSAL #15.d: Approve to transfer of own shares on                       ISSUER          YES          FOR               FOR
stock exchanges for share matching plan 2007 and
2008, and for performance share plan 2008 the Board
also proposes that the Company shall have the right
to as a result of the Company's Share Matching Plan
2007 and 2008, and the Performance Share Plan 2008,
prior to the next AGM, on stock exchange, transfer no
 more than 550,000 shares of series B, out of the
holding of 2,317,769 shares, in order to cover
certain payment, mainly social security payment

PROPOSAL #15.e: Approve the equity swap agreement                          ISSUER          YES        AGAINST           AGAINST
with a third party in the event that the required
majority is not reached under item 15 (b) and/or 15
(c) above, the financial exposure of Share Matching
Plan 2009 and Performance Share Plan 2009 shall be
hedged by the Company being able to enter into an
equity swap agreement with a third party, under which
 the third party shall, in its own name, acquire and
transfer shares in the Company to employees covered
by the plans. The cost for the swap is found in the
complete proposal A valid resolution by the
shareholders meeting according to the proposals under
 this item 15 [a] and [d] requires that shareholders
representing at least 2/3 of both the votes cast and
the shares represented at the meeting vote for the
proposals A valid resolution by the shareholders
meeting according to the proposals under this item 15
 [b] and [c] requires that shareholders representing
at least 9/10 of both the votes cast and the shares
represented at the meeting vote for the proposals A
valid resolution by the shareholders meeting
according to the proposal under item 15 [e] requires
that shareholders representing more than 50% of the
votes cast vote for the proposal or, in case of
parity of votes, the Chairman of the meeting being in
 favour of such proposal 10 [11] The purpose of the
proposed repurchase facility is to allow the Board
increased scope for action in working with the
company's capital structure or the financing of
company's acquisitions and in accordance with what is
 described above, to give the company the possibility
 to transfer shares to the employees and secure the
associated costs under the long-term Share Matching
Plan and the Performance Share Plan

PROPOSAL #16.: Approve the specified nomination                            ISSUER          YES          FOR               FOR
Committee

PROPOSAL #17.: PLEASE NOTE THAT THIS IS AN                                 ISSUER          YES        AGAINST             FOR
SHAREHOLDER'S PROPOSAL:   Shareholder Carl-Johan
Westholm's proposal for a resolution that Saab AB;
[a] pays, prior to 01 JUN 2009, license fees to GP&C
for all manufacturing completed until and including
2008; [b] continues to pay license fees for ongoing
and future manufacturing according to the license
agreement;[C] encourages other manufacturers to act
in the same manner as Saab, thereby avoiding Saab
from being discriminated

PROPOSAL #18.: Closing of the Meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAFT GROUPE, BAGNOLET
  TICKER:                N/A             CUSIP:     F7758P107
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual accounts for the                         ISSUER          YES          FOR               FOR
FYE on 31 DEC 2008 and distribution of profits for
the 2008 FY

PROPOSAL #O.2: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the FYE on 31 DEC 2008

PROPOSAL #O.3: Approve the distribution of profits                         ISSUER          YES          FOR               FOR
and dividends of EUR 0.68 per share

PROPOSAL #O.4: Approve the Option offered to the                           ISSUER          YES          FOR               FOR
shareholders for the payment of dividends in shares

PROPOSAL #O.5: Approve the regulated agreements                            ISSUER          YES          FOR               FOR
referred to in Article L.225-86 of the Commercial Code

PROPOSAL #O.6: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
operate on the Company's shares under a contract of
liquidity of security

PROPOSAL #O.7: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
operate on the Company's shares

PROPOSAL #O.8: Approve the fixing of the annual                            ISSUER          YES          FOR               FOR
allocation for the 2009 FY of the attendance
allowances of the Supervisory Members

PROPOSAL #E.9: Authorize the Board of Directors to                         ISSUER          YES        AGAINST           AGAINST
grant options to subscribe for shares for the benefit
 of employees and Corporate Managers

PROPOSAL #E.10: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
issue shares and/or securities giving access
immediately and/or ultimately to the Company's
capital with maintenance of preferential subscription

PROPOSAL #E.11: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
issue shares and/or securities giving access
immediately and/or ultimately to the Company's
capital, with cancellation of preferential
subscription right and ability to confer the right of
 priority

PROPOSAL #E.12: Approve the overall limitation of                          ISSUER          YES          FOR               FOR
allowances

PROPOSAL #E.13: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital by issuing shares reserved
 for Members of a Company Savings Plan in accordance
with the regulated agreements referred to in Article,
 L.3332-18 of the Labor Code, with cancellation of
preferential subscription rights in favor of the

PROPOSAL #E.14: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
allow the reduction of the Company's capital in
accordance with the regulated agreements referred to
in Article L.225-209 of the Commercial Code, subject
to the adoption of the 7th resolution authorizing the
 Board of Directors to operate on the Company's shares

PROPOSAL #O.15: Powers for formalities                                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SATO CORPORATION
  TICKER:                N/A             CUSIP:     J69682102
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SBM OFFSHORE NV
  TICKER:                N/A             CUSIP:     N7752F148
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.A: Report of the Management Board on the                       ISSUER          NO           N/A               N/A
2008 FY and discussion

PROPOSAL #2.B: Report of the Supervisory Board on the                      ISSUER          NO           N/A               N/A
 2008 FY and discussion

PROPOSAL #2.C: Adopt the 2008 annual accounts                              ISSUER          NO           N/A               N/A

PROPOSAL #3.: Adopt a dividend based on the 2008                           ISSUER          NO           N/A               N/A
profit
PROPOSAL #4.: Corporate Governance                                         ISSUER          NO           N/A               N/A

PROPOSAL #5.A: Grant discharge to the Managing                             ISSUER          NO           N/A               N/A
Directors for their Management during the 2008 FY

PROPOSAL #5.B: Grant discharge to the Supervisory                          ISSUER          NO           N/A               N/A
Directors for their Supervision during the 2008 FY

PROPOSAL #6.: Re-appoint Mr. IR. R. van Gelder MA as                       ISSUER          NO           N/A               N/A
a Supervisory Director

PROPOSAL #7.: Amend the Articles of Association of                         ISSUER          NO           N/A               N/A
the Company

PROPOSAL #8.: Re-appoint KPMG Accountants N.V. as the                      ISSUER          NO           N/A               N/A
 Auditor of the Company

PROPOSAL #9.: Grant authority to repurchase shares                         ISSUER          NO           N/A               N/A

PROPOSAL #10.A: Grant authority to issue ordinary                          ISSUER          NO           N/A               N/A
shares

PROPOSAL #10.B: Approve to delegate the authority to                       ISSUER          NO           N/A               N/A
restrict or exclude the pre-emptive rights upon the
issue of new ordinary shares and/or granting of
rights to subscribe for new ordinary shares

PROPOSAL #11.: Approve the proposed adjustment to the                      ISSUER          NO           N/A               N/A
 SBM Offshore Senior Management Long-Term Incentive

PROPOSAL #12.: Approve the distribution of                                 ISSUER          NO           N/A               N/A
information to shareholders by way of electronic
means of communication

PROPOSAL #13.: Any other business                                          ISSUER          NO           N/A               N/A

PROPOSAL #14.: Closure                                                     ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SCHOELLER-BLECKMANN OILFIELD EQUIP AKTIENGESELLSCH
  TICKER:                N/A             CUSIP:     A7362J104
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual statement of                              ISSUER          NO           N/A               N/A
accounts for Company and Corporate Group Including
report of Board of Director and Supervisory Board

PROPOSAL #2.: Approve the appropriation of net profits                     ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve the activities undertaken by                         ISSUER          NO           N/A               N/A
Board of Director and Supervisory Board

PROPOSAL #4.: Approve the remuneration for                                 ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Elect the balance sheet Auditor                              ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEMBCORP INDS LTD
  TICKER:                N/A             CUSIP:     Y79711159
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors report                       ISSUER          YES          FOR               FOR
and audited accounts for the YE 31 DEC 2008 and the
Auditors report thereon

PROPOSAL #2.: Declare a final ordinary tax exempt 1-                       ISSUER          YES          FOR               FOR
tier dividend of 11 cents per ordinary share for the
YE 31 DEC 2008

PROPOSAL #3.: Re-elect Mr. Peter Seah Lim Huat as a                        ISSUER          YES          FOR               FOR
Director, who will retire by rotation pursuant to
Article 93 of the Company's Articles of Association

PROPOSAL #4.: Re-elect Mr. Lee Suet Fern as                                ISSUER          YES          FOR               FOR
[Independent member of Audit Committee] as a
Director, who will retire by rotation pursuant to
Article 93 of the Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Bobby Chin Yoke Choong                          ISSUER          YES          FOR               FOR
[Independent member of Audit Committee], as a
Director retiring pursuant to Article 99 of the
Companys' Articles of Association

PROPOSAL #6.: Re-appoint Mr. Richard Hale, OBE                             ISSUER          YES          FOR               FOR
[Independent Chairman of Audit Committee], as a
Director retiring under section 153(6) of the
Companies Act, Chapter 50, to hold office from the
date of this AGM until the next AGM

PROPOSAL #7.: Approve the Directors Fees of SGD                            ISSUER          YES          FOR               FOR
801,250 for the YE 31 DEC 2008

PROPOSAL #8.: Re-appoint KPMG LLP as Auditors of the                       ISSUER          YES          FOR               FOR
Company and authorize the Directors to fix their
remuneration

PROPOSAL #9.: Authorize the Directors to: i) issue                         ISSUER          YES          FOR               FOR
shares in the capital of the Company [shares] whether
 by way of rights, bonus or otherwise; and / or ii)
make or grant offers, agreements or options
[collectively, 'Instruments] that might or would
require shares to be issued, including but not
limited to the creation and issue of [as well as
adjustments to] warrants, debentures or other
instruments convertible into shares, at any time and
upon such terms and conditions and for such purposes
and to such persons as the Directors may, in their
absolute discretion, deem fit; and b)
[notwithstanding the authority conferred by this
resolution may have ceased to be in force] issue
shares in pursuance of any Instrument made or granted
 by the Directors while this Resolution was in force,
 provided that: the aggregate number of shares to be
issued pursuant to this resolution [including shares
to be issued in pursuance of Instruments made or
granted pursuant to this resolution]: A) by way of
renounce able rights issues on a pro rata basis to
shareholders of the Company [Renounce able Rights
Issues] shall not exceed 100% of the total number of
issued shares in the capital of the Company excluding
 treasury shares [as calculated in accordance with
paragraph (3) below]; and B) otherwise than by way of
 Renounce able Rights Issues [Other Share Issues]
shall not exceed 50% of the total number of issued
shares in the capital of the Company excluding
treasury shares [as calculated in accordance with
paragraph (3) below], of which the aggregate number
of shares to be issued other than on a pro rata basis
 to shareholders of the Company shall not exceed 10%
of the total number of issued shares in the capital
of the Company excluding treasury shares [as
calculated in accordance with paragraph (3) below];
the Renounce able Rights Issues and other share
issues shall not, in aggregate, exceed 100% of the
total number of issued shares in the capital of the
Company excluding treasury shares [as calculated in
accordance with paragraph (3) below]; [subject to
such manner of calculation as may be prescribed by
the Singapore Exchange Securities Trading Limited
[SGX-ST]] for the purpose of determining the
aggregate number of shares that may be issued under
paragraphs(1)(A) and (1)(B) above, the percentage of
issued shares shall be based on the total number of
issued shares in the capital of the Company
[excluding treasury shares] at the time this
resolution is passed, after adjusting for:- i) new
shares arising from the conversion or exercise of any
 convertible securities or share options or vesting
of share awards which are outstanding or subsisting
at the time this Resolution is passed; and ii) any
subsequent bonus issue or consolidation or
subdivision of shares; in exercising the authority
conferred by this Resolution, the Company shall
comply with the provisions of the Listing Manual of
the SGX-ST for the time being in force [unless such

PROPOSAL #10.: Authorize the Directors to: a) grant                        ISSUER          YES        AGAINST           AGAINST
awards in accordance with the provisions of the
Sembcorp Industries Performance Share Plan [the
'Performance Share Plan'] and/or the Sembcorp
Industries Restricted Stock Plan [the 'Restricted
Stock Plan'] [the Performance Share Plan and the
Restricted Stock Plan, together the 'Share Plans'];
and b) allot and issue from time to time such number
of ordinary shares in the capital of the Company as
may be required to be issued pursuant to the exercise
 of options under the Sembcorp Industries Share
Option Plan and / or the vesting of awards granted
under the Share Plans, provided that: i) the
aggregate number of new ordinary shares to be issued
pursuant to the exercise of options granted under the
 Sembcorp Industries Share Option Plan and the
vesting of awards granted or to be granted under the
Share Plans shall not exceed 15% of the total number
of issued shares in the capital of the Company
[excluding treasury shares] from time to time; and
ii) the aggregate number of new ordinary shares under
 awards to be granted pursuant to the Share Plans
during the period commencing from the date of this
AGM of the Company and ending on the date of the next
 AGM of the Company or the date by which the next AGM
 of the Company is required by law to be held,
whichever is the earlier, shall not exceed 2% of the
total number of issued shares in the capital of the
Company [excluding treasury shares] from time to time

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEMBCORP INDS LTD
  TICKER:                N/A             CUSIP:     Y79711159
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company, for the purposes                      ISSUER          YES          FOR               FOR
 of Chapter 9 of the Listing Manual [Chapter 9] of
the Singapore Exchange Securities Trading Limited
[the SGX-ST], and its subsidiaries and associated
companies that are entities at risk [as that term is
used in Chapter 9], or any of them, to enter into any
 of the transactions falling within the types of
interested person transactions as specified with any
party who is of the class of interested persons as
specified, provided that such transactions are made
on normal commercial terms and in accordance with the
 review procedures for such interested person
transactions; [Authority expires until the conclusion
 of the next AGM of the Company]; and authorize the
Directors of the Company to complete and do all such
acts and things [including executing all such
documents as may be required] as they may consider
expedient or necessary or in the interests of the
Company to give effect to the IPT Mandate and/or this

PROPOSAL #2.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 of Singapore [the Companies
 Act], to purchase or otherwise acquire issued
ordinary shares in the capital of the Company [the
Shares] not exceeding in aggregate the Maximum Limit
[as specified], at such price or prices as may be
determined by the Directors from time to time up to
the Maximum Price [as specified], whether by way of:
[a] market purchase[s] on the SGX-ST; and/or [b] off-
market purchase[s] [if effected otherwise than on the
 SGX-ST] in accordance with any equal access
scheme[s] as may be determined or formulated by the
Directors as they consider fit, which scheme[s] shall
 satisfy all the conditions prescribed by the
Companies Act, and otherwise in accordance with all
other laws and regulations and rules of the SGX-ST as
 may for the time being be applicable, [the Share
Purchase Mandate]; [Authority expires the earlier of
the date on which the next AGM of the Company is held
 or the date by which the next AGM of the Company is
required by law to be held]; and to complete and do
all such acts and things [including executing such
documents as may be required] as they and/or he may
consider expedient or necessary to give effect to the
 transactions contemplated and/or authorized by this
Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEMIRARA MINING CORPORATION
  TICKER:                N/A             CUSIP:     Y7627Y155
  MEETING DATE:          5/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the minutes of previous meeting                      ISSUER          YES          FOR               FOR
 held on 06 MAY 2008

PROPOSAL #2.: Approve the Management report                                ISSUER          YES          FOR               FOR

PROPOSAL #3.: Ratify the acts of the Board of                              ISSUER          YES          FOR               FOR
Directors and the Management from the date of the
last annual stockholders meeting to the date of this

PROPOSAL #4.: Approve the Directors per diem                               ISSUER          YES          FOR               FOR

PROPOSAL #5.: Amend the Article 10 of the                                  ISSUER          YES        AGAINST           AGAINST
Corporation's amended Articles of Incorporation

PROPOSAL #6.1: Elect Mr. David M. Consunji as a                            ISSUER          YES          FOR               FOR
Director for the year 2009-2010

PROPOSAL #6.2: Elect Mr. Cesar A. Buenaventura as a                        ISSUER          YES          FOR               FOR
Director for the year 2009-2010

PROPOSAL #6.3: Elect Mr. Isidro A. Consunji as a                           ISSUER          YES          FOR               FOR
Director for the year 2009-2010

PROPOSAL #6.4: Elect Mr. Victor A. Consunji as a                           ISSUER          YES          FOR               FOR
Director for the year 2009-2010

PROPOSAL #6.5: Elect Mr. Jorge A. Consunji as a                            ISSUER          YES          FOR               FOR
Director for the year 2009-2010

PROPOSAL #6.6: Elect Mr. Herbert M. Consunji as a                          ISSUER          YES          FOR               FOR
Director for the year 2009-2010

PROPOSAL #6.7: Elect Mr. George G. San Pedro as a                          ISSUER          YES          FOR               FOR
Director for the year 2009-2010

PROPOSAL #6.8: Elect Mr. MA. Cristina C. Gotianun as                       ISSUER          YES          FOR               FOR
a Director for the year 2009-2010

PROPOSAL #6.9: Elect Mr. MA. Edwina C. Laperal as an                       ISSUER          YES          FOR               FOR
Independent Director for the year 2009-2010

PROPOSAL #6.10: Elect Mr. Federico E. Puno as an                           ISSUER          YES          FOR               FOR
Independent Director for the year 2009-2010

PROPOSAL #6.11: Elect Mr. Victor C. Macalincag as an                       ISSUER          YES          FOR               FOR
Independent Director for the year 2009-2010

PROPOSAL #7.: Appoint the Independent External Auditor                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHAFTESBURY PLC
  TICKER:                N/A             CUSIP:     G80603106
  MEETING DATE:          2/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the financial                              ISSUER          YES          FOR               FOR
statements for the YE 30 SEP 2008 and the reports of
the Directors and the Auditors thereon

PROPOSAL #2.: Approve the report on the Director's                         ISSUER          YES          FOR               FOR
remuneration

PROPOSAL #3.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mr. P.J. Manser as a Director                       ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #5.: Re-elect Mr. W.G. Mcqueen as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. J. S. Lane as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. S. J. Quayle as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #8.: Elect Ms. P. J. Wheatcroft as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #9.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors

PROPOSAL #10.: Authorize the Directors to agree the                        ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #11.: Authorize the Directors to allot                            ISSUER          YES          FOR               FOR
ordinary shares

PROPOSAL #S.12: Authorize the Directors to disapply                        ISSUER          YES          FOR               FOR
pre-emption rights

PROPOSAL #S.13: Grant authority for the market                             ISSUER          YES          FOR               FOR
purchases of the Company's ordinary shares

PROPOSAL #14.: Authorize the Company to make                               ISSUER          YES          FOR               FOR
political donations

PROPOSAL #S.15: Adopt the new Articles of Association                      ISSUER          YES          FOR               FOR
 of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHAFTESBURY PLC REIT, LONDON
  TICKER:                N/A             CUSIP:     G80603106
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the authorized                           ISSUER          YES          FOR               FOR
share capital of the Company from GBP 50,000,000 to
GBP 75,000,000 by the creation of 100,000,000
ordinary shares of 25 pence each in the capital of
the Company ranking pari passu with the shares of 25
pence each in the capital of the Company

PROPOSAL #2.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 pursuant to Section 80 of the Companies Act 1985
[the Act] at the AGM of the Company held on 11 FEB
2009 which will continue in full force and effect, to
 allot relevant securities as defined in Section
80(2) of the Act up to an aggregate nominal amount of
 GBP 22,582,283.50 [90,329,134 new ordinary shares of
 25 pence each in the capital of the Company];
[Authority expires the earlier of the conclusion of
the next AGM or 15 months]; and the Directors may
allot relevant securities after the expiry of this
authority in pursuance of such an offer or agreement
made prior to such expiry

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHENZHEN EXPRESSWAY CO LTD
  TICKER:                N/A             CUSIP:     Y7741B107
  MEETING DATE:          12/16/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1.A: Elect Mr. Yang Hai as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #1.1.B: Elect Mr. Wu Ya De as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #1.1.C: Elect Mr. Li Jing Qi as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.1.D: Elect Mr. Zhao Jun Rong as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.1.E: Elect Mr. Tse Yat Hong as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #1.1.F: Elect Mr. Lin Xiang Ke as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.1.G: Elect Ms. Zhang Yang as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.1.H: Elect Mr. Chiu Chi Cheong, Clifton                        ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #1.2.A: Elect Mr. Lam Wai Hon, Ambrose as an                      ISSUER          YES          FOR               FOR
 Independent Non-executive Director

PROPOSAL #1.2.B: Elect Mr. Ting Fook Cheung, Fred as                       ISSUER          YES          FOR               FOR
an Independent Non-executive Director

PROPOSAL #1.2.C: Elect Mr. Wang Hai Tao as an                              ISSUER          YES        AGAINST           AGAINST
Independent Non-executive Director

PROPOSAL #1.2.D: Elect Mr. Zhang Li Min as an                              ISSUER          YES          FOR               FOR
Independent Non-executive Director

PROPOSAL #2.A: Approve to re-elect or appoint Mr.                          ISSUER          YES          FOR               FOR
Jiang Lu Ming as the shareholders' representative
supervisors of the fifth session of the Supervisory
Committee of the Company

PROPOSAL #2.B: Approve to re-elect or appoint Mr.                          ISSUER          YES          FOR               FOR
Yang Qin Hua as the shareholders' representative
supervisors of the 5th session of the Supervisory
Committee of the Company

PROPOSAL #3.: Approve the remuneration of the 5th                          ISSUER          YES          FOR               FOR
session of the Board of Directors and the Supervisory
 Committee of the Company and authorize the Board of
Directors of the Company to approve Directors'
service contracts and other relevant documents; and
authorize any Executive Director to sign on behalf of
 the Company all relevant contracts and other
relevant documents and to deal with all other
necessary relevant matters in connection therewith

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHENZHEN EXPRESSWAY CO LTD
  TICKER:                N/A             CUSIP:     Y7741B107
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company, a general mandate [General Mandate] to
issue debentures denominated in Renminbi
['Debentures'], in one or more tranches, including
but not limited to medium-term notes, short-term
commercial paper, asset-backed commercial paper,
corporate bonds etc, from the date on which this
resolution is approved to the date on which the 2009
AGM is held with a maximum outstanding repayment
amount of the Debentures to be issued under this
general mandate not exceeding RMB 3 billion in
aggregate and the issue size for each category of
Debentures not exceeding the limit of that category
of Debentures that may be issued under relevant
national laws and regulations; the Board of Directors
 or any 2 Directors of the Company, to determine and
approve the specific terms, conditions and related
matters of the Debentures to be issued under the
general mandate according to the needs of the Company
 and the market condition and to prepare and execute
all necessary documents, and make all necessary
arrangement for the implementation of the issue of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHENZHEN EXPRESSWAY CO LTD
  TICKER:                N/A             CUSIP:     Y7741B107
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the report of the                        ISSUER          YES          FOR               FOR
Directors for the year 2008

PROPOSAL #2.: Receive and approve the report of the                        ISSUER          YES          FOR               FOR
Supervisory Committee for the year 2008

PROPOSAL #3.: Approve the audited accounts for the                         ISSUER          YES          FOR               FOR
year 2008

PROPOSAL #4.: Approve the distribution scheme of                           ISSUER          YES          FOR               FOR
profits for the year 2008 [including declaration of
final dividend]

PROPOSAL #5.: Approve the budget report for the year                       ISSUER          YES          FOR               FOR
2009

PROPOSAL #6.: Re-appoint Messrs.                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers [Certified Public Accountants,
 Hong Kong] as the International Auditors and
PricewaterhouseCoopers Zhong Tian CPAs Company Ltd.
as the Statutory Auditors of the Company for 2009 at
the annual audit fees of RMB 3,350,000 in total

PROPOSAL #7.: Approve the formulation of the                               ISSUER          YES          FOR               FOR
Management measures for the special fees of 3 meetings

PROPOSAL #S.8.1: Amend the Articles of Association                         ISSUER          YES          FOR               FOR
and authorize the any one of Directors of the Company
 to file with and/or obtain approvals from the
relevant PRC Government authorities and to complete
relevant procedures

PROPOSAL #S.8.2: Amend the rules of procedures for                         ISSUER          YES          FOR               FOR
the shareholders' general meetings and authorize the
any one of Directors of the Company to file with
and/or obtain approvals from the relevant PRC
Government authorities and to complete relevant

PROPOSAL #S.8.3: Amend the rules of procedures of the                      ISSUER          YES          FOR               FOR
 Board of Directors and authorize the any one of
Directors of the Company to file with and/or obtain
approvals from the relevant PRC Government
authorities and to complete relevant procedures

PROPOSAL #S.8.4: Amend the rules of procedures for                         ISSUER          YES          FOR               FOR
the Supervisory Committee and authorize the any one
of Directors of the Company to file with and/or
obtain approvals from the relevant PRC Government
authorities and to complete relevant procedures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHINMAYWA INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     J73434102
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint Accounting Auditors                                  ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors and Retiring
Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHUI ON LD LTD
  TICKER:                N/A             CUSIP:     G81151113
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          YES          FOR               FOR
the reports of the Directors and the Auditors for the
 YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.a: Re-elect Mr. Vincent H. S. Lo as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.b: Re-elect Sir John R. H. Bond as a                           ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.c: Re-elect Dr. Edgar W. K. Cheng as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.d: Re-elect Dr. Roger L. McCarthy as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.e: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors' remuneration

PROPOSAL #4.: Re-the appoint Auditors and authorize                        ISSUER          YES          FOR               FOR
the Board of Directors to fix their remuneration

PROPOSAL #5.a: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, in addition to any other authorizations
given to the Directors, to allot, issue and deal with
 additional shares of the Company [the Shares] or
securities convertible into Shares, or options,
warrants or similar rights to subscribe for any
Shares, and to make or grant offers, agreements and
options which might require the exercise of such
powers, provided that the aggregate nominal amount of
 share capital of the Company allotted [whether
pursuant to an option or otherwise] and issued by the
 Directors shall not exceed 20% of the aggregate
nominal amount of the share capital of the Company in
 issue at the date of passing this resolution,
otherwise than pursuant to: [i] a Rights Issue; [ii]
the exercise of the rights of subscription or
conversion attaching to any warrants issued by the
Company or any securities which are convertible into
Shares; [iii] the exercise of any options granted
under any Share Option Scheme adopted by the Company
or similar arrangement; [iv] any scrip dividend or
similar arrangement [Authority expires the earlier of
 the conclusion of the next AGM of the Company and
the expiration of the period within which the next
AGM of the Company is required by the Articles of
Association of the Company or any applicable laws of
the Cayman Islands and other relevant jurisdiction to

PROPOSAL #5.b: Authorize the Directors to repurchase                       ISSUER          YES          FOR               FOR
Shares on The Stock Exchange of Hong Kong Limited
[the Stock Exchange] or on any other Stock Exchange
on which the Shares may be listed and recognized for
this purpose by the Securities and Futures Commission
 of Hong Kong and the Stock Exchange, subject to and
in accordance with all applicable laws and
regulations, provided that the aggregate nominal
amount of the Shares which may be repurchased by the
Company shall not exceed 10% of the aggregate nominal
 amount of the share capital of the Company in issue
at the date of passing of this resolution; [Authority
 expires the earlier of the conclusion of the next
AGM of the Company and the expiration of the period
within which the next AGM of the Company is required
by the Articles of Association of the Company or any
applicable laws of the Cayman Islands or other
relevant jurisdiction to be held]

PROPOSAL #5.c: Approve to extend the authority given                       ISSUER          YES        AGAINST           AGAINST
to the Directors to allot, issue or otherwise deal
with securities of the Company pursuant to Resolution
 5A by the addition thereto an amount representing
the aggregate nominal amount of the share capital of
the Company repurchased by the Company under the
authority granted pursuant to Resolution 5B, provided
 that such amount shall not exceed 10% of the
aggregate nominal amount of the share capital of the
Company in issue at the date of passing of this

PROPOSAL #6.: Approve, subject to and conditional                          ISSUER          YES          FOR               FOR
upon the Listing Committee of the Stock Exchange
granting and agreeing to grant listing of, and
permission to deal in, the Bonus Shares: a sum of
USD1,046,399.29 being part of the amount standing to
the credit of share premium account of the Company,
or such larger sum as may be necessary to give effect
 to the bonus issue of shares pursuant to this
resolution, be capitalized and authorize Directors to
 apply such sum in paying up in full at par not less
than 418,559,717 unissued shares [Bonus Shares] of
USD 0.0025 each in the capital of the Company, and
that such Bonus Shares shall be allotted and
distributed, credited as fully paid up, to and
amongst those shareholders whose names appear on the
register of Members of the Company on 04 JUN 2009
[the Record Date] on the basis of one Bonus Share for
 every ten existing issued shares of USD0.0025 each
in the capital of the Company held by them
respectively on the Record Date; the shares to be
issued pursuant to this resolution shall, subject to
the Memorandum and Articles of Association of the
Company, rank pari passu in all respects with the
shares of USD 0.0025 each in the capital of the
Company in issue on the Record Date, except that they
 will not rank for the bonus issue of shares
mentioned in this resolution and for any dividend
declared or recommended by the Company in respect of
the FYE 31 DEC 2008; and to authorize the Directors
to do all acts and things as any be necessary and
expedient in connection with the allotment and issue
of the Bonus Shares, including, but not limited to,
determining the amount to be capitalized out of share
 premium account and the number of Bonus Shares to be
 allotted and distributed in the manner referred to

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SIG PLC, SHEFFIELD
  TICKER:                N/A             CUSIP:     G80797106
  MEETING DATE:          4/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the share capital of the                             ISSUER          YES          FOR               FOR
Company, subject to the rights and restrictions
specified in the Company's Memorandum and Articles of
 Association be and is hereby increased form GBP
19,000,000 to GBP 80,000,000 by the creation of
610,000,000 ordinary shares of 10p each

PROPOSAL #2.: Authorize the Directors, subject to the                      ISSUER          YES          FOR               FOR
 passing of Resolution 1, in accordance with Section
80 of the Companies Act 1985 , to allot relevant
securities [Section 80(2) of the Act] up to an
aggregate nominal amount of GBP 45,504,797.30 this
authority shall expire [unless renewed varied or
revoked by the Company by the Company in general
meeting][Authority expires at the conclusion of the
AGM of the Company in 2009]; and the Directors may
allot relevant securities before the expiry of this
authority in pursuance of such an offer or agreement
made prior to such expiry

PROPOSAL #S.3: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
the passing of Resolution 1and 2 and pursuant to
Section 95 of the Companies Act 1985, to allot equity
 securities [Section 94 of that Act] for cash
pursuant to the authority conferred by Resolution 2,
disapplying the statutory pre-emption rights [Section
 89(1)], provided that this power is limited to the
allotment of equity securities a) in connection with
a rights issue, open offer or other offers in favor
of ordinary shareholders; and b) up to an aggregate
nominal amount of GBP 24,170,262,80  and; [Authority
expires at the conclusion of the AGM of the Company
in 2009]; and the Directors to allot equity
securities or sell treasury shares after the expiry
of this authority in pursuance of such an offer or
agreement made prior to such expiry

PROPOSAL #S.4: Approve to issue ordinary shares,                           ISSUER          YES          FOR               FOR
subject to the passing of the 1, 2 and 3 resolutions
of 455,047,973 of 10 pence each on the terms set out
in the prospectus for cash at a price of 75 pence per
 share [which represents a discount of greater than
10% to the middle market price of the Company's
shares at the time of announcement of the terms set
out in the Prospectus]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SIG PLC, SHEFFIELD
  TICKER:                N/A             CUSIP:     G80797106
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the report and                             ISSUER          YES          FOR               FOR
accounts for the YE 31 DEC 2008

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report

PROPOSAL #3.: Re-elect Mr. G. W. Davies                                    ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mr. D. A. Haxby                                     ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-appoint Deloitte LLP as the Auditors                      ISSUER          YES          FOR               FOR
 to the Company

PROPOSAL #6.: Authorize the Directors, pursuant to                         ISSUER          YES          FOR               FOR
Section 80 of the Companies Act 1985

PROPOSAL #S.7: Authorize the Directors, pursuant to                        ISSUER          YES          FOR               FOR
Section 95 of the Companies Act 1985

PROPOSAL #S.8: Approve to renew the authority for the                      ISSUER          YES          FOR               FOR
 Company to purchase its own shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SIKA AG, BAAR
  TICKER:                N/A             CUSIP:     H7631K158
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report [including                         ISSUER          NO           N/A               N/A
remuneration report], annual financial statements and
 consolidated financial statements for 2008

PROPOSAL #2.: Approve the appropriation of the                             ISSUER          NO           N/A               N/A
retained earnings of Sika AG

PROPOSAL #3.: Grant discharge to the Administrative                        ISSUER          NO           N/A               N/A
bodies

PROPOSAL #4.1: Re-elect Messrs. Daniel J. Sauter,                          ISSUER          NO           N/A               N/A
Frit z Studer and Ulrich W. Suter as the Board of
Directors for a further 3-year term of office

PROPOSAL #4.2: Elect Dr. Paul Haelg as the Board of                        ISSUER          NO           N/A               N/A
Director, for the first time for a 3-year term of
office

PROPOSAL #4.3: Appoint Messrs. Ernst and Young Ag as                       ISSUER          NO           N/A               N/A
the Statutory and Group Auditors

PROPOSAL #5.: Transact any other business                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE EXCHANGE LTD
  TICKER:                N/A             CUSIP:     Y79946102
  MEETING DATE:          10/3/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 [the Companies Act], to
purchase or otherwise acquire issued ordinary shares
in the capital of the Company [Shares] not exceeding
in aggregate the maximum 10% of the total number of
issued shares, at such price or prices as may be
determined by the Directors from time to time up to
the maximum price; i) in the case of a market
purchase of a share, 105% of the average closing
price of the shares and ii) in the case of an off-
market purchase of a share, 110% of the average
closing price of the shares, whether by way of: i)
market purchase(s) on the Singapore Exchange
Securities Trading Limited [SGX-ST] transacted
through the QUEST-ST trading system and/or any other
securities exchange on which the Shares may for the
time being be listed and quoted [Other Exchange];
and/or; ii) off-market purchase(s) [if effected
otherwise than on the SGX-ST or, as the case may be,
Other Exchange] in accordance with any equal access
Scheme(s) as may be determined or formulated by the
Directors as they consider fit, which scheme(s) shall
 satisfy all the conditions prescribed by the
Companies Act, and otherwise in accordance with all
other laws and regulations and rules of the SGX-ST
or, as the case may be, Other Exchange as may for the
 time being be applicable [the Share Purchase
Mandate]; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the date
 of the next AGM of the Company as required by Law to
 be held]; and authorize the Directors of the Company
 and/or any of them to complete and do all such acts
and things [including executing such documents as may
 be required] as they and/or he may consider
expedient or necessary to give effect to the
transactions contemplated and/or authorized by this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE EXCHANGE LTD
  TICKER:                N/A             CUSIP:     Y79946102
  MEETING DATE:          10/3/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and the Audited Financial Statements for the FYE 30
JUN 2008 with the Auditor's report thereon

PROPOSAL #2.: Re-appoint Mr. Joseph Yuvaraj Pillay,                        ISSUER          YES          FOR               FOR
as a Director of the Company to hold such office from
 the date of this AGM until the next AGM of the
Company, pursuant to Section 153(6) of the Companies
Act, Chapter 50 of Singapore

PROPOSAL #3.: Re-elect Mr. Hsieh Fu Hua, retiring by                       ISSUER          YES          FOR               FOR
rotation under Article 99A of the Company's Articles
of Association [the Articles]

PROPOSAL #4.: Re-elect Mr. Loh Boon Chye retiring by                       ISSUER          YES          FOR               FOR
rotation under Article 99A of the Articles

PROPOSAL #5.: Re-elect Mr. Ng Kee Choe retiring by                         ISSUER          YES          FOR               FOR
rotation under Article 99A of the Articles

PROPOSAL #6.: Re-elect Mr. Lee Hsien Yang as a                             ISSUER          YES          FOR               FOR
Director, retiring by rotation under Article 99A of
the Articles [Mr. Lee will, upon re-election as a
Director, remain as Chairman of the Audit Committee
and will be considered independent for the purposes
of Rule 704(8) of the Listing Manual of the Singapore
 Exchange Securities Trading Limited]

PROPOSAL #7.: Declare a net final [tax exempt one-                         ISSUER          YES          FOR               FOR
tier] dividend of SGD 0.29 per share for the FYE 30
JUN 2008 [FY2007: SGD 0.30 per share]

PROPOSAL #8.: Approve the sum of SGD 587,500 to be                         ISSUER          YES          FOR               FOR
paid to Mr. Joseph Yuvaraj Pillay as Director's fees
for the FYE 30 JUN 2008 [FY2007: Nil; increase of SGD
 587,500] [as specified]

PROPOSAL #9.: Approve the sum of SGD 1,074,250 to be                       ISSUER          YES          FOR               FOR
paid to all Directors [other than Mr. Joseph Yuvaraj
Pillay] as Directors' fees for the FYE 30 JUN 2008
[FY2007: SGD 767,800; increase of SGD 306,450] [as
specified]

PROPOSAL #10.: Approve the sum of up to SGD 790,000                        ISSUER          YES          FOR               FOR
to be paid to Mr. Joseph Yuvaraj Pillay as Director's
 fees for the FYE 30 JUN 2009 [FY2008: SGD 587,500;
increase of up to SGD 202,500] [as specified]

PROPOSAL #11.: Approve the sum of up to SGD 1,200,000                      ISSUER          YES          FOR               FOR
 to be paid to all Directors [other than Mr. Joseph
Yuvaraj Pillay] as Directors' fees for the FYE 30 JUN
 2009 [FY2008: SGD 1,074,250; increase of up to SGD
125,750] [as specified]

PROPOSAL #12.: Re-appoint Messrs                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditors of the Company
 and authorize the Directors to fix their remuneration

PROPOSAL #13.: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to: a) i) issue shares in the capital of the Company
 [shares] whether by way of rights, bonus or
otherwise; and/or ii) make or grant offers,
agreements or options [collectively, Instruments]
that might or would require shares to be issued,
including but not limited to the creation and issue
of [as well as adjustments to] warrants, debentures
or other instruments convertible into shares, at any
time and upon such terms and conditions and for such
purposes and to such persons as the Directors may in
their absolute discretion deem fit; and b)
[notwithstanding the authority conferred by this
Resolution may have ceased to be in force] issue
shares in pursuance of any instrument made or granted
 by the Directors while this Resolution was in force,
 provided that: 1) the aggregate number of shares to
be issued pursuant to this Resolution [including
shares to be issued in pursuance of instruments made
or granted pursuant to this Resolution] does not
exceed 50 %of the total number of issued shares
[excluding treasury shares] in the capital of the
Company [as calculated in accordance with sub-
paragraph (2) as specified], of which the aggregate
number of shares to be issued other than on a pro
rata basis to shareholders of the Company [including
shares to be issued in pursuance of instruments made
or granted pursuant to this Resolution] does not
exceed 10 % of the total number of issued shares
[excluding treasury shares] in the capital of the
Company [as calculated in accordance with sub-
paragraph (2) as specified]; 2) [subject to such
manner of calculation as may be prescribed by the
Singapore Exchange Securities Trading Limited [SGX-
ST]] for the purpose of determining the aggregate
number of shares that may be issued under sub-
paragraph (1) above, the percentage of issued shares
shall be based on the total number of issued shares
[excluding treasury shares] in the capital of the
Company at the time this Resolution is passed, after
adjusting for: i) new shares arising from the
conversion or exercise of any convertible securities
or share options or vesting of share awards which are
 outstanding or subsisting at the time this
Resolution is passed; and ii) any subsequent bonus
issue or consolidation or subdivision of shares; 3)
in exercising the authority conferred by this
Resolution, the Company shall comply with the
provisions of the Listing Manual of the SGX-ST for
the time being in force [unless such compliance has
been waived by the Monetary Authority of Singapore]
and the Articles of Association for the time being of
 the Company; and 4) [unless revoked or varied by the
 Company in GM] the Authority conferred by this
Resolution shall continue in force until the
conclusion of the next AGM of the Company or the date
 by which the next AGM of the Company is required by

PROPOSAL #14.: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to grant awards in accordance with the provisions of
 the SGX Performance Share Plan and to allot and
issue from time to time such number of ordinary
shares in the capital of the Company as may be
required to be issued pursuant to the exercise of
options under the SGX Share Option Plan and/or such
number of fully-paid shares as may be required to be
issued pursuant to the vesting of awards under the
SGX Performance Share Plan, provided that the
aggregate number of new shares to be issued pursuant
to the SGX Share Option Plan and the SGX Performance
Share Plan shall not exceed 10 % of the total number
of issued ordinary shares [excluding treasury shares]
 in the capital of the Company from time to time

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SMARTRAC N.V., AMSTERDAM
  TICKER:                N/A             CUSIP:     N81261104
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Report of the Management Board for the                       ISSUER          NO           N/A               N/A
year 2008

PROPOSAL #3.: Adopt the 2008 annual accounts                               ISSUER          NO           N/A               N/A

PROPOSAL #4.: Grant discharge to the Management Board                      ISSUER          NO           N/A               N/A
 for its Management

PROPOSAL #5.: Grant discharge to the Supervisory                           ISSUER          NO           N/A               N/A
Board for its supervision

PROPOSAL #6.A: Discussion of the reserve and the                           ISSUER          NO           N/A               N/A
dividend policy

PROPOSAL #6.B: Approve the appropriation of 2008                           ISSUER          NO           N/A               N/A
profits to the reserves

PROPOSAL #7.: Authorize the Management Board to                            ISSUER          NO           N/A               N/A
repurchase shares

PROPOSAL #8.: Appoint the Auditor for 2009                                 ISSUER          NO           N/A               N/A

PROPOSAL #9.: Amend the Articles of Association of                         ISSUER          NO           N/A               N/A
the Company

PROPOSAL #10.: Re-appoint Prof. Dr. Bernd D. Fahrholz                      ISSUER          NO           N/A               N/A
 and Mr. Wolfgang W. Huppenbauer as the Members of
the Supervisory Board

PROPOSAL #11.: Re-appoint Dr. Christian Fischer as                         ISSUER          NO           N/A               N/A
Member A of the Management Board

PROPOSAL #12.: Any other business                                          ISSUER          NO           N/A               N/A

PROPOSAL #13.: Closing of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SMRT CORPORATION LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y8077D105
  MEETING DATE:          7/11/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and audited financial statements for the FYE 31 MAR
2008 together with the Auditors' report thereon

PROPOSAL #2.: Declare a final [tax exempt one-tier]                        ISSUER          YES          FOR               FOR
dividend of 6.00 cents per share for the FYE 31 MAR
2008

PROPOSAL #3.: Approve the sum of SGD 515,530 as                            ISSUER          YES          FOR               FOR
Directors' fees for the FYE 31 MAR 2008

PROPOSAL #4.A: Re-elect Mr. Paul Ma Kah Woh who is                         ISSUER          YES        AGAINST           AGAINST
retiring in accordance with Article 94 of the
Company's Articles of Association

PROPOSAL #4.B: Approve the retirement of Mr. Edmund                        ISSUER          YES          FOR               FOR
Koh Kian Chew and Ms. Engelin Teh Guek Ngor who are
retiring in accordance with Article 94 of the
Company's Articles of Association

PROPOSAL #5.A: Re-elect Mr. Dilhan Pillay                                  ISSUER          YES          FOR               FOR
Sandrasegara as a Director, who retires in accordance
 with Article 100 of the Company's Articles of

PROPOSAL #5.B: Re-elect Mdm Halimah Yacob as a                             ISSUER          YES          FOR               FOR
Director, who retires in accordance with Article 100
of the Company's Articles of Association

PROPOSAL #6.: Re-appoint Messrs. KPMG as the Auditors                      ISSUER          YES          FOR               FOR
 of the Company and authorize the Directors to fix
their remuneration

PROPOSAL #7.1: Authorize the Directors, to allot and                       ISSUER          YES          FOR               FOR
issue shares in the Company [Shares] whether by way
of rights, bonus or otherwise; and/or make or grant
offers, agreements or options, [collectively,
instruments] that might or would require shares to be
 issued, including but not limited to the creation
and issue of [as well as adjustments to] warrants,
debentures or other instruments convertible into
shares, and upon such terms and conditions and for
such purposes and to such persons as the Directors
may in their absolute discretion deem fit; and
[notwithstanding the authority conferred by this
resolution may have ceased to be in force] issue
shares in pursuance of any instrument made or granted
 by the Directors while this resolution was in force,
 provided that: the aggregate number of shares to be
issued pursuant to this resolution [including shares
to be issued in pursuance of instruments made or
granted pursuant to this resolution] does not exceed
50% of the issued share capital of the Company, of
which the aggregate number of shares to be issued
other than on a pro rata basis to shareholders of the
 Company [including shares to be issued in pursuance
of instruments made or granted pursuant to this
resolution] does not exceed 10% of the total number
of issued shares excluding treasury shares of the
Company [as calculated in accordance with sub-
paragraph (2) below]; [subject to such manner of
calculation as may be prescribed by the Singapore
Exchange Securities Trading Limited [SGX-ST]] for the
 purpose of determining the aggregate number of
shares that may be issued, the percentage of issued
share capital shall be based on the issued share
capital of the Company at the time of passing of this
 resolution after adjusting for new shares arising
from the conversion or exercise of any convertible
securities or share options or vesting of share
awards which are outstanding or subsisting at the
time of the passing of this resolution; and any
subsequent consolidation or subdivision of shares; in
 exercising the authority conferred by this
resolution, the Company shall comply with the
provisions of the Listing Manual of the SGX-ST for
the time being in force [unless such compliance has
been waived by the SGX-ST] and the Articles of
Association for the time being of the Company;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the date by which the

PROPOSAL #7.2: Authorize the Directors to grant                            ISSUER          YES        AGAINST           AGAINST
awards in accordance with the provisions of the SMRT
Corporation Restricted Share Option Plan [SMRT RSP]
and/or the SMRT Corporation Performance Share Plan
[SMRT PSP] [the SMRT RSP and SMRT PSP, together the
Share Plans]; and b) allot and issue from time to
time such number of ordinary shares of in the capital
 of the Company as may be required to be issued
pursuant to the exercise of the options under the
SMRT Corporation Employee Share Option Plan [SMRT
ESOP] and/or such number of fully paid ordinary
shares as may be required to be issued pursuant to
the vesting of awards under the SMRT RSP and/or SMRT
PSP, provided always that the aggregate number of
ordinary shares to be issued pursuant to the share
plans and the SMRT ESOP shall not exceed 15% of the
issued shares excluding treasury shares, of the
Company from time to time

PROPOSAL #8.: Authorize the Company, its subsidiaries                      ISSUER          YES          FOR               FOR
 and associated Companies that are entities at risk
[as that term is used in chapter 9], or any of them,
for the purpose of Chapter 9 of the Listing Manual of
 the Singapore Exchange Securities Trading Limited
[SGX-ST] [Chapter 9], to enter into any of the
transactions falling within the types of interested
person transactions, as specified, provided that such
 transactions are made on normal commercial terms and
 in accordance with the review procedures for such
interested person transactions; and authorize the
Directors of the Company to complete and do all such
acts and things [including executing all such
documents as may be required] as they may consider
expedient or necessary or in the interests of the
Company to give effect to the general mandate and/or
this resolution; [Authority expires at the conclusion
 of the next AGM of the Company]

PROPOSAL #9.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 of Singapore [Companies
Act] and in accordance with all other laws and
regulations and rules of Singapore Exchange
Securities Trading Limited [SGX-ST], to purchase or
otherwise acquire ordinary shares in the capital of
the Company [Shares] not exceeding in aggregate the
Prescribed Limit [as specified], not exceeding in
aggregate 10 % of the issued ordinary share capital
of the Company, by way of on-market purchases on the
Singapore Exchange Securities Trading Limited [SGX-
ST] and/or off-market purchases effected otherwise
than on the SGX-ST in accordance with any equal
access scheme(s) which satisfies the conditions
prescribed by the Act, at a price of up to 105% of
the average of the closing market prices of a shares
in the case of an on-market share purchase and a
price up to 120% of such average closing price in
case of off-market purchase [Share Purchase Mandate
]; [Authority expires the earlier of the date on
which the next AGM of the Company is held or the date
 by which the next AGM of the Company is required by
law to be held]; and authorize the Directors to
complete and do all such acts and things [including
executing such documents as may be required] as they
may consider expedient or necessary to give effect to
 the transactions contemplated by this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SONIC HEALTHCARE LIMITED
  TICKER:                N/A             CUSIP:     Q8563C107
  MEETING DATE:          11/20/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Peter Campbell as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with Article 71 of the Company's Constitution

PROPOSAL #2.: Re-elect Mr. Lou Panaccio as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires in accordance with
Article 71 of the Company's Constitution

PROPOSAL #3.: Re-elect Mr. Chris Wilks as a Director                       ISSUER          YES        AGAINST           AGAINST
of the Company, who retires in accordance with
Article 71 of the Company's Constitution

PROPOSAL #4.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
FYE 30 JUN 2008

PROPOSAL #5.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 7.4 to the issue by the Company on 10
OCT of 4,939,366 ordinary shares to the underwriter
of the Dividend Reinvestment Plan of the Company
[DRP] in relation to the 2008 final dividend of the

PROPOSAL #6.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 7.2 and all other purposes, the issue of
 options, and shares following the valid exercise of
such options, under and in accordance with the terms
of the Sonic Healthcare Limited Employee Option Plan

PROPOSAL #7.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 10.14 and all other purposes, the issue
to, and the acquisition by Dr. Colin Goldschmidt of
1,750,000 options under the Sonic Health Care Limited
 Employee Option Plan and subsequently up to
1,750,000 ordinary shares in the Company following
the valid exercise of any such options subject to the
 terms and conditions as specified

PROPOSAL #8.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 10.14 and all other purposes, the issue
to, and the acquisition by Mr. Chris Wilks of 875,000
 options under the Sonic Health Care Limited Employee
 Option Plan and subsequently up to 875,000 ordinary
shares in the Company following the valid exercise of
 any such options subject to the terms and conditions
 as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SPEEDY HIRE PLC, NEWTON-LE-WILLOWS MERSEYSIDE
  TICKER:                N/A             CUSIP:     G0175D103
  MEETING DATE:          7/15/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual accounts                        ISSUER          YES          FOR               FOR
of the Company for the FYE 31 MAR 2008 together with
the Directors' and the Auditors' reports on those

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report in respect of the FYE 31 MAR 2008

PROPOSAL #3.: Declare a final dividend of 13.4 pence                       ISSUER          YES          FOR               FOR
per ordinary share in respect of the YE 31 MAR 2008

PROPOSAL #4.: Re-elect Mr. David William Wallis as a                       ISSUER          YES          FOR               FOR
Director, [who retires pursuant to Article 93 of the
Company's Articles of Association [the Articles]]

PROPOSAL #5.: Re-elect Mr. Peter Duncan Atkinson as a                      ISSUER          YES          FOR               FOR
 Director of the Company, [who retires pursuant to
Article 93 of the Articles]

PROPOSAL #6.: Elect Mr. Ishbel Macpherson as a                             ISSUER          YES          FOR               FOR
Director [who has been appointed since the last
general meeting and who retires pursuant to Article
87 of the Articles]

PROPOSAL #7.: Elect Mr. Claudio Veritiero as a                             ISSUER          YES          FOR               FOR
Director, [who has been appointed since the last AGM
and who retires pursuant to Article 87 of the

PROPOSAL #8.: Elect Justin Richard Read as a                               ISSUER          YES          FOR               FOR
Director, [who has been appointed since the last AGM
and who retires pursuant to Article 87 of the

PROPOSAL #9.: Elect Mr.Michael Charles Edward Averill                      ISSUER          YES          FOR               FOR
 as a Director, [who has been appointed since the
last AGM and who retires pursuant to Article 87 of
the Articles]

PROPOSAL #10.: Re-appoint KPMG Audit Plc as the                            ISSUER          YES          FOR               FOR
Company's Auditors to hold the office until the
conclusion of the next general meeting at which
accounts are laid before the Company and authorize
the Directors to fix their remuneration

PROPOSAL #11.: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, in substitution for any previous authority
and for the purposes of and pursuant to Section 80 of
 the Companies Act 1985 [the Act], to exercise all
powers of the Company to allot relevant securities
[Section 80] up to an aggregate nominal amount of GBP
 455,844 [being the authorized but unissued share
capital of the Company at the date of this notice] to
 such persons at such times and upon such terms and
conditions as they may determine [subject always to
the Articles]; [Authority expires the earlier at the
conclusion of the AGM of the Company to be held in
2009 or 30 SEP 2009]; and the Directors may then
allot relevant securities after the expiry of this
authority pursuant to such offer, agreement or
arrangement made prior to such expiry

PROPOSAL #S.12: Authorize the Directors, in                                ISSUER          YES          FOR               FOR
accordance with Section 95(1) of the Act but subject
to the passing of Resolution 11, to make allotments
of equity securities [Section 94(2) of the Act] for
cash pursuant to the authority conferred by
Resolution 11, disapplying the statutory pre-emption
rights [Section 89(1)], provided that this power is
limited to the allotment of equity securities: a) the
 expression equity securities and references to the
allotment of equity securities in this resolution
shall be construed in accordance with Section 94 of
the Act b) and the power conferred by this resolution
 shall enable the Company to make any offer or
agreement before the expiry of the said power which
would or might require equity securities to be
allotted after the expiry of the said power and the
Directors may allot equity securities in pursuance of
 any such offer or agreement notwithstanding the
expiry of such power c) in connection with an offer
[whether by way of rights issue, open offer or
otherwise] to the holders of ordinary shares where
the equity securities respectively attributable to
the interests of such holders of ordinary shares are
proportionate [as nearly as may be practicable] to
the respective number of ordinary shares held by them
 but subject to such exclusion of other arrangements
as the Directors may deem necessary or expedient in
relation to fractional entitlements or any legal or
practical problems under the Laws of any territory d)
 up to an aggregate nominal value of GBP 127,208
representing approximately 5% of the total ordinary
share capital in issue at the date of this notice;
[Authority expires the earlier at the conclusion of
the AGM of the Company to be held in 2009 or 30 SEP

PROPOSAL #S.13: Authorize the Company, for the                             ISSUER          YES          FOR               FOR
purposes of Section 166 of the Act, to make 1 or more
 market purchases [Section 163(3) of the Act] of up
to 5,088,311 being approximately 10% of the total
share capital in issue of 5 pence each [ordinary
shares], at a minimum price of 5 pence per share
[exclusive of expenses] and up to 105% of the average
 of the upper and lower prices shown in the
quotations for the ordinary shares of the Company as
derived from the London Stock Exchange Daily Official
 List, over the previous 5 business days; [Authority
expires the earlier of the conclusion of the
Company's AGM to be held in 2009 or 30 SEP 2009]; the
 Company, before the expiry, may make a contract or
contracts to purchase its own shares which will or
may be executed wholly or partly after such expiry

PROPOSAL #14.: Approve to increase the maximum                             ISSUER          YES          FOR               FOR
aggregate annual fees payable to the Directors for
services in the office of Director pursuant to
Article 105 of the Articles from GBP 250,000 to GBP

PROPOSAL #S.15: Approve, with effect from 1 OCT 2008,                      ISSUER          YES          FOR               FOR
 or such later date as Section 175 of the Companies
Act 2006 shall be brought into force, Articles 130 to
 136 of the existing Articles of Association be
deleted and New Articles 130 to 132 as specified in
the document produced to the Meeting and signed by
the Chairman be substituted in their-place and the
existing Articles 137 to 169 be renumbered accordingly

PROPOSAL #16.: Approve the Speedy Hire 2007 Irish                          ISSUER          YES          FOR               FOR
Sharesave Scheme [the Irish Scheme], as specified a
copy of the rules of which has been produced to the
meeting and initialed by the Chairman of the meeting
for the purposes of identification

PROPOSAL #17.: Authorize the Directors to amend the                        ISSUER          YES          FOR               FOR
Rule 5.2 of the Speedy Hire 2004 Co-Investment Plan
[the Co-Investment Plan], as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SPEEDY HIRE PLC, NEWTON-LE-WILLOWS MERSEYSIDE
  TICKER:                N/A             CUSIP:     G0175D103
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the share capital of the                           ISSUER          YES        AGAINST           AGAINST
Company increased from GBP 3 million to GBP 35
million by the creation of 640,000,000 new ordinary
shares, of 5p each subject to the rights and
restrictions set out in the Company's Memorandum and

PROPOSAL #2.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
[the Directors], subject to passing of the Resolution
 1 in this notice of EGM pursuant to Section 80 of
the Companies Act 1985 [the Act] [in addition to any
existing authority given to the Directors pursuant to
 Section 80 of the Act] to exercise all powers of the
 Company to allot relevant securities [as specified
in Section 80(2) of the Act] of the Company up to a
maximum aggregate nominal amount of, GBP 23 million
in connection with the rights issue [as specified in
the prospectus published by the Company on 01 JUN
2009]; [Authority expires at the conclusion of the
next AGM of the Company to be held in 2009] save that
 the Company may before, such expiry make any, offer
or agreement which, would or might require relevant
securities to be allotted after the expiry of such
authority, and the Directors may allot securities in
pursuance of such offer or agreement as if the
authority conferred by this resolution had not expired

PROPOSAL #S.3: Authorize the Directors, subject to                         ISSUER          YES        AGAINST           AGAINST
the passing of the Resolutions 1 and 2 in this notice
 of EGM pursuant to Section 95 of the Act [in
addition to any existing power given to the Directors
 pursuant to Section 95 of the Act] to allot equity
securities [as specified in Section 94 of the Act for
 cash pursuant to the general authority conferred by
the Resolution 2 in this notice of EGM as if Section
89(1) of the Act did not apply to such allotment,
subject to such exclusion or other arrangements as
the Directors may deem necessary or expedient to deal
 with fractional entitlements or legal or practical
problems arising under the laws of any overseas
territory o the. requirements of any regulatory body
or stock exchange; [Authority expires at the
conclusion of the next AGM of the Company to be held
in 2009] save that the Company may before such expiry
 make any offer or agreement which would or might
require equity securities to be allotted after the
expiry, of such power and the directors may allot
equity securities, in pursuance of any such offer or
agreement as if the power conferred by this

PROPOSAL #4.: Authorize the Directors subject to the                       ISSUER          YES        AGAINST           AGAINST
passing of the Resolutions 1, 2 and 3 in this notice
of EGM to adopt the amendments to the Speedy Hire
2004 Performance Share Plan as shown in the marked-up
 version of the rules of the Speedy Hire 2004
Performance Share Plan which has been produced to the
 EGM and initialed by the Chairman for the purposes
of identification only and as summarized in Paragraph
 13 or Part I of the prospectus published by the
Company on 01 JUN 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STE VIRBAC SA, CARROS
  TICKER:                N/A             CUSIP:     F97900116
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR

PROPOSAL #O.2: Approve the consolidated accounts                           ISSUER          YES          FOR               FOR

PROPOSAL #O.3: Approve the distribution of profits                         ISSUER          YES          FOR               FOR

PROPOSAL #O.4: Approve the regulated agreements                            ISSUER          YES          FOR               FOR

PROPOSAL #O.5: Approve the commitments referred to in                      ISSUER          YES          FOR               FOR
 Article L.225-90-1 of the Commercial Code concerning
 Mr. Eric Maree

PROPOSAL #O.6: Approve the commitments referred to in                      ISSUER          YES          FOR               FOR
 Article L.225-90-1 of the Commercial Code concerning
 Mr. Pierre Pages

PROPOSAL #O.7: Approve the commitments referred to in                      ISSUER          YES          FOR               FOR
 Article L.225-90-1 of the Commercial Code concerning
 Mr. Christian Karst

PROPOSAL #O.8: Approve the attendance allowances                           ISSUER          YES          FOR               FOR

PROPOSAL #O.9: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
repurchase Company's shares

PROPOSAL #E.10: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
proceed with the share performance

PROPOSAL #E.11: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the capital by creation of cash shares, with
 cancellation of preferential subscription rights of
shareholders for the benefit of employees belonging
to a Company Saving Plan referred to in Article
L.225-129-6 of the Commercial Code

PROPOSAL #E.12: Powers                                                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STEICO AG, FELDKIRCHEN
  TICKER:                N/A             CUSIP:     D7632P119
  MEETING DATE:          7/8/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2007 FY with the
 report of the Supervisory Board

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distributable profit of EUR 839,846.92 as follows:
payment of a dividend of EUR 0.06 per no-par share,
EUR 71,657 shall be forward ex-dividend and payable
date 09 JUL 2008

PROPOSAL #3.: Ratification of the acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of the Auditors for the                          ISSUER          NO           N/A               N/A
2008 FY: AWT Horwath GmbH, Munich

PROPOSAL #6.: Authorization to acquire own shares,                         ISSUER          NO           N/A               N/A
the Company shall be authorized to acquire own shares
 of up to 10% of its share capital, at prices not
deviating more than 10% from the market price of the
shares, on or before 07 JUL 2010; the Board of
Managing Directors shall be authorized to sell the
shares on the stock exchange or to offer them to all
shareholders, to dispose of the shares in a manner
other than the stock exchange or an offer to all
shareholders if the shares are sold at a price not
materially below their market price, to use the
shares in connection with mergers and acquisitions,
and to retire the shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STEPSTONE ASA, CARDIFF
  TICKER:                N/A             CUSIP:     R8469S106
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the Meeting and the                               ISSUER          YES          FOR               FOR
registration of attending shareholders and proxies

PROPOSAL #2.: Elect the Chairman of meeting and                            ISSUER          YES          FOR               FOR
approve to designate the Inspectors of the Minutes of
 the Meeting

PROPOSAL #3.: Approve the notice of meeting and the                        ISSUER          YES          FOR               FOR
agenda

PROPOSAL #4.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #5.: Approve the remuneration of the                              ISSUER          YES          FOR               FOR
Directors
PROPOSAL #6.: Approve the remuneration of the Auditors                     ISSUER          YES          FOR               FOR

PROPOSAL #7.A.1: Elect Mr. Jan Stenberg as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #7.A.2: Elect Mr. Colin Tenwick as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #7.A.3: Elect Mr. Lawrence Lepard as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #7.A.4: Elect  Mr. Pat Chapman-Pincher as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #7.A.5: Elect Ms. Grete Tveit as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #7.A.6: Elect Ms. Jens Mueffelman as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #7.A.7: Elect Ms. Alexandra Rullen as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #7.A.8: Elect Mr. Julian Deutzen as a Deputy                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #7.A.9: Elect Ms. Donata Hopfen as a Deputy                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #7.A10: Elect Mr. Bjoern Stray as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #7.A11: Elect Mr. Thomas Aanmoen as a Member                      ISSUER          YES          FOR               FOR
 of Nominating Committee

PROPOSAL #7.A12: Elect Mr. Jan Stenberg as a Member                        ISSUER          YES          FOR               FOR
of Nominating Committee

PROPOSAL #7.A13: Elect Mr. Birger Nergaard as a                            ISSUER          YES          FOR               FOR
Member of Nominating Committee

PROPOSAL #7.B.1: PLEASE NOTE THAT THIS IS A                                ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: approve to remove Mr. Jan
Stenberg from the Board of Directors

PROPOSAL #7.B.2: PLEASE NOTE THAT THIS IS A                                ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: approve to remove Mr. Bjoern
Stray from the Board of Directors

PROPOSAL #7.B.3: PLEASE NOTE THAT THIS IS A                                ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: approve to remove Ms. Pat
Chapman-Pincher from the Board of Directors

PROPOSAL #7.B.4: PLEASE NOTE THAT THIS IS A                                ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: approve to remove Ms. Grete
Tveit from the Board of Directors

PROPOSAL #7.B.5: PLEASE NOTE THAT THIS IS A                                ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: approve to remove Ms. Maria
Hernandez from the Board of Directors

PROPOSAL #7.B.6: PLEASE NOTE THAT THIS IS A                                ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: approve to remove Mr. Colin
Tenwick from the Board of Directors

PROPOSAL #7.B.7: PLEASE NOTE THAT THIS IS A                                ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: approve to remove Mr. Thomas
Aanmoen from the Nomination Committee

PROPOSAL #7.B.8: PLEASE NOTE THAT THIS IS A                                ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: approve to remove Mr. Jan
Stenberg from the Nomination Committee

PROPOSAL #8.: Approve the remuneration policy and                          ISSUER          YES        AGAINST           AGAINST
other terms of employment for the Executive Management

PROPOSAL #9.: Amend the Articles regarding the                             ISSUER          YES          FOR               FOR
stipulate that Company shall have a Nominating
Committee with 2 Members elected by general meeting

PROPOSAL #10.1: Approve the issuance of shares up to                       ISSUER          YES        AGAINST           AGAINST
10% of the share capital for non-cash consideration
without preemptive rights

PROPOSAL #10.2: Approve the issuance of shares up to                       ISSUER          YES        AGAINST           AGAINST
21% of the share capital for cash consideration with
preemptive rights

PROPOSAL #10.3: Approve the issuance of shares up to                       ISSUER          YES        AGAINST           AGAINST
5% of the share capital for cash consideration
without preemptive rights

PROPOSAL #10.4: Approve the issuance of Employee                           ISSUER          YES        AGAINST           AGAINST
Stock Options corresponding to 13.5 of the share

PROPOSAL #11.: Authorize the Share Repurchase Program                      ISSUER          YES          FOR               FOR
 and reissuance of repurchased shares as part of a
pledge

PROPOSAL #12.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                      ISSUER          YES        AGAINST             FOR
 PROPOSAL: approve to include the Corporate
Governance report in annual report

PROPOSAL #13.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                      ISSUER          YES          FOR             AGAINST
 PROPOSAL: approve to present the guidelines for
fixing of salaries and other remuneration for 2008
and 2009 (No Resolution Posted)

PROPOSAL #14.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                      ISSUER          YES        AGAINST             FOR
 PROPOSAL: approve to present the guidelines for
dealing with takeover bid pursuant to the Norwegian
Corporate Governance Code

PROPOSAL #15.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                      ISSUER          YES          FOR             AGAINST
 PROPOSAL: approve to present the accounts for
compliance with Board's obligations as
Representatives for the Shareholders [No Resolution

PROPOSAL #16.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                      ISSUER          YES        AGAINST             FOR
 PROPOSAL: approve to establish an independent Board
for investigation of the Company's administration and
 accounts, especially value of shares issued as
consideration since 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STORE ELECTRONIC SYSTEMS, BEZONS
  TICKER:                N/A             CUSIP:     F9089V100
  MEETING DATE:          11/14/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #E.1: Approve the reduction in share capital                      ISSUER          YES          FOR               FOR
 via cancellation of repurchased shares

PROPOSAL #O.2: Grant authority to repurchase of up to                      ISSUER          YES        AGAINST           AGAINST
 10% of issued share capital

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STORE ELECTRONIC SYSTEMS, BEZONS
  TICKER:                N/A             CUSIP:     F9089V100
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR
for the FYE on 31 DEC 2008

PROPOSAL #O.2: Approve the distribution of profits                         ISSUER          YES          FOR               FOR
for the 2008 FY

PROPOSAL #O.3: Approve the regulated agreements                            ISSUER          YES        AGAINST           AGAINST
referred to in Articles L.225-38 of the Commercial

PROPOSAL #O.4: Ratify the appointment of Mr. Arnaud                        ISSUER          YES          FOR               FOR
LIMAL as an Independent Board Member

PROPOSAL #O.5: Approve the merger-absorption of the                        ISSUER          YES          FOR               FOR
Conseil Audit & Synthese Company and confirmation of
the Statutory Auditors' mandate

PROPOSAL #E.6: Approve the Capital increase by                             ISSUER          YES          FOR               FOR
issuing shares reserved for employees belonging to a
Company Savings Plan, with cancellation of
preferential subscription rights for the benefit of
the latest, within the limit of a maximum nominal
amount of EUR 750,000

PROPOSAL #E.7: Authorize the Board of Directors in                         ISSUER          YES        AGAINST           AGAINST
order to grant options to subscribe or purchase
shares for the benefit of employees and the corporate
 managers, within the limit of a maximum amount of
EUR 750,000

PROPOSAL #E.8: Authorize the Board of Directors to                         ISSUER          YES        AGAINST           AGAINST
award free shares from the Company to employees and
to the Corporate Managers, for a maximum amount of
EUR 316,312

PROPOSAL #E.9: Powers                                                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMIDA CORPORATION
  TICKER:                N/A             CUSIP:     J76917103
  MEETING DATE:          3/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint Accounting Auditors                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO OSAKA CEMENT CO.,LTD.
  TICKER:                N/A             CUSIP:     J77734101
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SWEDISH MATCH AB, STOCKHOLM
  TICKER:                N/A             CUSIP:     W92277115
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the Meeting and election of                       ISSUER          NO           N/A               N/A
Mr. Claes Beyer as the Chairman of the Meeting

PROPOSAL #2.: Preparation and approval of the voting                       ISSUER          NO           N/A               N/A
list

PROPOSAL #3.: Election of one or two persons, to                           ISSUER          NO           N/A               N/A
verify the minutes

PROPOSAL #4.: Determination of whether the meeting                         ISSUER          NO           N/A               N/A
has been duly convened

PROPOSAL #5.: Approval of the agenda                                       ISSUER          NO           N/A               N/A

PROPOSAL #6.: Presentation of the annual report and                        ISSUER          NO           N/A               N/A
the Auditors' report, the consolidated financial
statements and the Auditors' report on the
consolidated financial statements for 2008, the
Auditors' statement regarding compliance with the
principles for determination of remuneration to
senior executives as well as the Board of Directors'
motion regarding the allocation of profit and
explanatory statements; in connection therewith, the
President's address and the Board of Directors'
report regarding its work and the work and function
of the Compensation Committee and the Audit Committee

PROPOSAL #7.: Adopt the income statement and balance                       ISSUER          YES          FOR               FOR
sheet and the consolidated income statement and
consolidated balance sheet

PROPOSAL #8.: Approve that a dividend be paid to the                       ISSUER          YES          FOR               FOR
shareholders in the amount of SEK 4.10 per share and
the remaining profits be carried forward, minus the
funds that may be utilized for a bonus issue,
provided that the 2009 AGM passes a resolution in
accordance with a reduction of the share capital
pursuant to Resolution 10.A, as well as a resolution
concerning a bonus issue pursuant to Resolution 10.B;
 the record date for entitlement to receive a cash
dividend is 04 MAY 2009; the dividend is expected to
be paid through Euroclear Sweden AB [formerly VPC AB]

PROPOSAL #9.: Grant discharge, from liability, to the                      ISSUER          YES          FOR               FOR
 Board Members and the President

PROPOSAL #10.A: Approve to reduce the Company's share                      ISSUER          YES          FOR               FOR
 capital of SEK 6,110,045.76 by means of the
withdrawal of 4,000,000 shares in the Company; the
shares in the Company proposed for withdrawal have
been repurchased by the Company in accordance with
the authorization granted by the general meeting of
the Company and the reduced amount be allocated to a
fund for use in repurchasing the Company's own shares

PROPOSAL #10.B: Approve, upon passing of Resolution                        ISSUER          YES          FOR               FOR
10A, to increase in the Company's share capital of
SEK 6,110,045.76 through a transfer from non-
restricted shareholders' equity to the share capital
[bonus issue]; the share capital shall be increased
without issuing new shares

PROPOSAL #11.: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
decide on the acquisition, on 1 or more occasions
prior to the next AGM, of a maximum of as many shares
 as may be acquired without the Company's holding at
any time exceeding more than 10% of all shares in the
 Company, for a maximum amount of SEK 3,000 million;
the shares shall be acquired on the NASDAQ OMX Nordic
 Exchange in Stockholm Stock Exchange at a price
within the price interval registered at any given
time, i.e. the interval between the highest bid price
 and the lowest offer price

PROPOSAL #12.: Adopt the specified principles for                          ISSUER          YES          FOR               FOR
determination of remuneration and other terms of
employment for the President and other Members of the
 Group Management team

PROPOSAL #13.: Approve a Call Option Program for 2009                      ISSUER          YES          FOR               FOR

PROPOSAL #14.: Approve that the Company issue                              ISSUER          YES          FOR               FOR
1,720,000 call options to execute the option program
for 2008; that the Company, in a deviation from the
preferential rights of shareholders, be permitted to
transfer of 1,720,000 shares in the Company at a
selling price of SEK 141.24 per share in conjunction
with a potential exercise of the call options; the
number of shares and the selling price of the shares
covered by the transfer resolution in accordance with
 this item may be recalculated as a consequence of a
bonus issue of shares, a consolidation or split of
shares, a new share issue, a reduction in the share
capital, or another similar measure

PROPOSAL #15.: Approve to determine the number of                          ISSUER          YES          FOR               FOR
Members of the Board of Directors at 7, without
Deputies

PROPOSAL #16.: Approve that the Board of Directors be                      ISSUER          YES          FOR               FOR
 paid for the period until the close of the next AGM
as follows: the Chairman shall receive SEK 1,575,000
and the Deputy Chairman shall receive SEK 745,000 and
 the other Board Members elected by the meeting shall
 each receive SEK 630,000 and, as compensation for
committee work carried out, be allocated SEK 230,000
to the Chairmen of the Compensation Committee and the
 Audit Committee respectively and SEK 115,000
respectively to the other Members of these Committees
 although totaling no more than SEK 920,000; and that
 Members of the Board employed by the Swedish Match
Group shall not receive any remuneration

PROPOSAL #17.: Re-elect Messrs. Charles A. Blixt,                          ISSUER          YES          FOR               FOR
Andrew Cripps, Karen Guerra, Arne Jurbrant, Conny
Karlsson, Kersti Strandqvist and Meg Tiveus as the
Members of the Board of Directors and Mr. Conny
Karlsson as the Chairman of the Board, and Mr. Andrew
 Cripps as the Deputy Chairman

PROPOSAL #18.: Amend the Articles of Association                           ISSUER          YES          FOR               FOR

PROPOSAL #19.: Approve the procedure for appointing                        ISSUER          YES          FOR               FOR
Members to the Nominating Committee and the matter of
 remuneration for the Nominating Committee, if any

PROPOSAL #20.: Adopt the instructions for Swedish                          ISSUER          YES          FOR               FOR
Match AB's Nominating Committee which, in all
essentials, are identical to those adopted by the
2008 AGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SWORD GROUP, ST DIDIER AU MONT D'OR
  TICKER:                N/A             CUSIP:     F90282108
  MEETING DATE:          1/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Appoint Mrs. Francoise Fillot as                            ISSUER          YES        ABSTAIN           AGAINST
Director for a 6 year period

PROPOSAL #O.2: Grants full powers to the bearer of an                      ISSUER          YES        ABSTAIN           AGAINST
 original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and
other formalities prescribed by law

PROPOSAL #E.3: Receive the reports of the Board of                         ISSUER          YES        ABSTAIN           AGAINST
Directors and the Auditors, approve the project of
transformation and decides that the Company shall
become a European Company

PROPOSAL #E.4: Approve the first resolution, the                           ISSUER          YES        ABSTAIN           AGAINST
extraordinary shareholders meeting decides to change
the Company's corporate name the corporate name is
Sword Group SE

PROPOSAL #E.5: Approve the news Bylaws                                     ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #E.6: Approve the Messrs. Jacques Mottard,                        ISSUER          YES        ABSTAIN           AGAINST
Nicolas Mottard, Heath Davies, Societe 21 Centrale
Partners as a Director, represented by Mr. Francois
Barbier and Mrs. Francoise Fillot

PROPOSAL #E.7: Approve the Deloitte & Associes,                            ISSUER          YES        ABSTAIN           AGAINST
Safici, Beas, and Elizabeth Baylot as the Auditors
and Substitute Auditors

PROPOSAL #E.8: Authorize the Board of Directors all                        ISSUER          YES        ABSTAIN           AGAINST
powers to grant, in 1 or more transactions, to all or
 part of the employees and, or corporate officers of
the Company and, or Companies linked to the Company,
options giving the right to subscribe for new shares
in the Company to be issued through a share capital
increase, it being provided that the options shall
not give rights to a total number of shares, which
shall exceed 200,000 [Authority expires after a 38
month period] to the Board of Directors to take all
necessary measures and accomplish all necessary
formalities

PROPOSAL #E.9: Authorize the Board of Directors to                         ISSUER          YES        ABSTAIN           AGAINST
increase the share capital, on 1 or more occasions,
in favour of employees of the group;[ Authority is
given for a 26 month period] and for a nominal amount
 that shall not exceed 3 % of the share capital the
shareholders meeting delegates all powers to the
Board of Directors to take all necessary measures and
 accomplish all necessary formalities

PROPOSAL #E.10: Grants full powers to the bearer of                        ISSUER          YES        ABSTAIN           AGAINST
an original, a copy or extract of the minutes of this
 meeting to carry out all filings, publications and
other formalities prescribed by law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SWORD GROUP, ST DIDIER AU MONT D'OR
  TICKER:                N/A             CUSIP:     F90282108
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR

PROPOSAL #O.2: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the FYE on 31 DEC 2008

PROPOSAL #O.3: Approve the regulated agreements under                      ISSUER          YES          FOR               FOR
 Article L.225-38 of the Commercial Code

PROPOSAL #O.4: Approve the distribution of profits                         ISSUER          YES          FOR               FOR

PROPOSAL #O.5: Approve the Attendance allowances                           ISSUER          YES          FOR               FOR

PROPOSAL #O.6: Grant authority for a new shares                            ISSUER          YES        AGAINST           AGAINST
buyback program by the Company

PROPOSAL #O.7: Approve the powers for formalities                          ISSUER          YES          FOR               FOR

PROPOSAL #E.8: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
reduce the share capital by cancellation of
repurchased shares under the shares buyback program

PROPOSAL #E.9: Authorize the Board of Directors in                         ISSUER          YES        AGAINST           AGAINST
order to increase the share capital by issuing
ordinary shares and any other equities giving access
to the capital with maintenance of preferential
subscription rights

PROPOSAL #E.10: Authorize the Board of Directors in                        ISSUER          YES        AGAINST           AGAINST
order to increase the share capital by issuing
ordinary shares and any other equities giving access
to the capital with cancellation of preferential
subscription rights

PROPOSAL #E.11: Grant authority to the increase the                        ISSUER          YES        AGAINST           AGAINST
number of shares, equities and securities to be
issued in case of a capital increase with or without
preferential subscription rights

PROPOSAL #E.12: Approve the powers delegated to issue                      ISSUER          YES          FOR               FOR
 shares, equities or securities in order to
remunerate in cash to the Company

PROPOSAL #E.13: Approve the powers delegated in order                      ISSUER          YES          FOR               FOR
 to decide on a capital increase by incorporation of
reserves, benefits and premiums

PROPOSAL #E.14: Approve the powers delegated in order                      ISSUER          YES          FOR               FOR
 to increase the share capital for the benefit of the
 Group's employees

PROPOSAL #E.15: Approve the powers for formalities                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SYNNEX TECHNOLOGY INTERNATIONAL CORP
  TICKER:                N/A             CUSIP:     Y8344J109
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution                        ISSUER          YES          FOR               FOR
[proposed cash dividend: TWD 1.3 per share]

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings [proposed stock dividend:100
shares for 1,000 shares held]

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement, guarantee, and monetary loans

PROPOSAL #B.5.1: Elect Mr. Matthew Feng Chiang Miau,                       ISSUER          YES          FOR               FOR
Shareholder No. 337, as a Director

PROPOSAL #B.5.2: Elect Mr. Tu Shu Wu, Shareholder No.                      ISSUER          YES          FOR               FOR
 99, as a Director

PROPOSAL #B.5.3: Elect Mitac Incorporation,                                ISSUER          YES          FOR               FOR
Shareholder No. 2, Representative: Mr. Kou Yun as a
Director

PROPOSAL #B.5.4: Elect Mitac Incorporation,                                ISSUER          YES          FOR               FOR
Shareholder No. 2  Representative: Mr. Yang Shih
Chien as a Director

PROPOSAL #B.5.5: Elect Tsu Fung Investment Co.,                            ISSUER          YES          FOR               FOR
Shareholder No. 100264, Representative: Mr. Ching Hu
Shih, as a Director

PROPOSAL #B.5.6: Elect Lien Hwa Industrial Corp.,                          ISSUER          YES          FOR               FOR
Shareholder No. 119603, Representative: Mr. Chou The
Chien as a Supervisor

PROPOSAL #B.5.7: Elect Lien Hwa Industrial                                 ISSUER          YES          FOR               FOR
Corporation, Shareholder No. 119603, Representative:
Mr. Yang Hsiang Yun as a Supervisor

PROPOSAL #B.6: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
Directors from participation in competitive business

PROPOSAL #B.7: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAKASAGO INTERNATIONAL CORPORATION
  TICKER:                N/A             CUSIP:     J80937113
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'
Rights, Allow Use of Electronic Systems for Public
Notifications

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TANDBERG ASA
  TICKER:                N/A             CUSIP:     R88391108
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting by the Chairman                       ISSUER          YES          FOR               FOR
of the Board, and summary of the shareholders present

PROPOSAL #2.: Elect a Chairman for the meeting and 2                       ISSUER          YES          FOR               FOR
persons to countersign the minutes

PROPOSAL #3.: Approve the notice and agenda                                ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the Management's status report                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the annual accounts for 2008,                        ISSUER          YES          FOR               FOR
including proposed dividend

PROPOSAL #6.: Approve the consultative voting on the                       ISSUER          YES          FOR               FOR
declaration of executive compensation guidelines

PROPOSAL #7.: Approve to determine the fees payable                        ISSUER          YES          FOR               FOR
to the Board of Directors, Committee and the Auditor

PROPOSAL #8.: Elect the Board of Directors,                                ISSUER          YES          FOR               FOR
Nomination Committee and the Auditor

PROPOSAL #9.: Approve the capital reduction by the                         ISSUER          YES          FOR               FOR
cancellation of treasury sales

PROPOSAL #10.: Grant authority to acquire own shares                       ISSUER          YES          FOR               FOR

PROPOSAL #11.: Grant authority to increase the                             ISSUER          YES          FOR               FOR
Company's share capital by share issues

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TEMENOS GROUP AG, GENF
  TICKER:                N/A             CUSIP:     H8547Q107
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 annual report, 2008                         ISSUER          YES        ABSTAIN           AGAINST
annual financial statements, 2008 consolidated
financial statements and the Auditors reports

PROPOSAL #2.: Approve the allocation of the business                       ISSUER          YES        ABSTAIN           AGAINST
sheet result

PROPOSAL #3.: Grant discharge to the Members of the                        ISSUER          YES        ABSTAIN           AGAINST
Board of Directors and Temenos Senior Management

PROPOSAL #4.: Amend the Articles of Association                            ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #5.1: Re-elect Mr. Paul Selway Swift as a                         ISSUER          YES        ABSTAIN           AGAINST
Member to the Board of Directors

PROPOSAL #5.2: Re-elect Mr. Mark Austen as a Member                        ISSUER          YES        ABSTAIN           AGAINST
to the Board of Directors

PROPOSAL #5.3: Re-elect Mr. Lewis Rutherford as a                          ISSUER          YES        ABSTAIN           AGAINST
Member ro the Board of Directors

PROPOSAL #6.: Elect PricewaterhouseCoopers SA as the                       ISSUER          YES        ABSTAIN           AGAINST
Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE DAEGU BANK LTD
  TICKER:                N/A             CUSIP:     Y1859G115
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement and a                        ISSUER          YES          FOR               FOR
cash dividend of KRW 250 per share

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect Mr. Ha Choon Soo as a Non-Outside                      ISSUER          YES          FOR               FOR
 Director and Messrs. Kim Byung Chan, Ahn Choong
Young, Kwon Young Ho, Jung Gun Young, Kim Young Hoon
as the Outside Directors

PROPOSAL #4.: Elect the Auditor Committee Members,                         ISSUER          YES          FOR               FOR
Messrs. Kim Byung Chan and Ahn Hoong Young as the
Outside Directors

PROPOSAL #5.: Approve to set stock option for staff                        ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE GO-AHEAD GROUP PLC, NEWCASTLE UPON TYNE
  TICKER:                N/A             CUSIP:     G87976109
  MEETING DATE:          10/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements for                         ISSUER          YES          FOR               FOR
the YE 28 JUN 2008, together with the Director's and
Auditors' reports

PROPOSAL #2.: Approve the final dividend of 55.5p per                      ISSUER          YES          FOR               FOR
 share

PROPOSAL #3.: Re-elect Sir Patrick Brown as a Non-                         ISSUER          YES        ABSTAIN           AGAINST
Executive Director

PROPOSAL #4.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report

PROPOSAL #5.: Re-appoint Ernst & Young LLP as the                          ISSUER          YES          FOR               FOR
Auditors of the Company

PROPOSAL #6.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the remuneration of the Auditors

PROPOSAL #7.: Authorize the Directors to issue shares                      ISSUER          YES          FOR               FOR

PROPOSAL #S.8: Grant authority to issue shares for                         ISSUER          YES          FOR               FOR
cash on a non pre-emptive basis

PROPOSAL #S.9: Authorize the Company to make market                        ISSUER          YES          FOR               FOR
purchases of its own shares

PROPOSAL #10.: Authorize the Company and its                               ISSUER          YES          FOR               FOR
subsidiaries to make political donations

PROPOSAL #S.11: Approve the alterations to the                             ISSUER          YES          FOR               FOR
Articles of Association

PROPOSAL #12.: Amend the rules of the Company's Long                       ISSUER          YES          FOR               FOR
Term Incentive plan 2005

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE MINATO BANK,LTD.
  TICKER:                N/A             CUSIP:     J4281M103
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE TOKYO TOMIN BANK,LIMITED
  TICKER:                N/A             CUSIP:     J88505102
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES        AGAINST           AGAINST
Allowance for Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOGNUM AG, FRIEDRICHSHAFEN
  TICKER:                N/A             CUSIP:     D836B5109
  MEETING DATE:          6/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the Group financial
 statements and Group annual report and the report of
 the Board of Managing Directors pursuant to Sections
 289[4] and 315[4] of the German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distributable profit of EUR 201,387,523.01 as
follows: payment of a dividend of EUR 0.70 per no-par
 share EUR 109,425,023.01 shall be carried forward
ex-dividend and payable date: 10 JUN

PROPOSAL #3.: Ratification of the acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board, including the retired members

PROPOSAL #5.: Appointment of the Auditors for the                          ISSUER          NO           N/A               N/A
2009 FY and interim reports: PricewaterhouseCoopers
AG, Stuttgart

PROPOSAL #6.: Renewal of the authorization to acquire                      ISSUER          NO           N/A               N/A
 own shares the company shall be authorized to
acquire own shares of up to 10% of its share capital,
 at prices not differing neither more than 10% from
the market price of the shares, if they are acquired
through Stock Exchange, nor more than 20% if they are
 acquired by way of a repurchase offer on or before
08 DEC 2010, the Board of Managing Directors shall be
 authorized to dispose of the shares in a manner
other than the stock exchange or an offer to all
shareholders if the shares are sold at a price not
materially below their market price, to use the
shares in connection with mergers and acquisitions,
within the scope of the Company's Stock Option Plan
or for satisfying existing Convertible or option
rights, to float the shares on stock exchange and
retire the shares

PROPOSAL #7.1: Elections to the Supervisory Board:                         ISSUER          NO           N/A               N/A
Mr. Edgar Kroekel

PROPOSAL #7.2: Elections to the Supervisory Board:                         ISSUER          NO           N/A               N/A
Mr. Andreas Renschler

PROPOSAL #7.3: Elections to the Supervisory Board:                         ISSUER          NO           N/A               N/A
Mr. Albert Xaver Kirchmann [substitute]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRANSPACIFIC INDUSTRIES GROUP LTD
  TICKER:                N/A             CUSIP:     Q91932105
  MEETING DATE:          11/6/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the                          ISSUER          NO           N/A               N/A
Company and the reports of the Directors and the
Auditor for the FYE 30 JUN 2008

PROPOSAL #2.: Approve the remuneration report as                           ISSUER          YES          FOR               FOR
specified in the Directors report for the FYE 30 JUN
2008

PROPOSAL #3.a: Re-elect Mr. Graham Mulligan as a Non-                      ISSUER          YES          FOR               FOR
Executive Director of the Company, who retiring in
accordance with Clause 6.3 of the Constitution

PROPOSAL #3.b: Re-elect Mr. Bruce Allan as a Non-                          ISSUER          YES          FOR               FOR
Executive Director of the Company, who retiring in
accordance with Clause 6.3 of the Constitution

PROPOSAL #4.: Ratify, for the purpose of ASX Listing                       ISSUER          YES          FOR               FOR
Rule 7.4 and for all other purposes, the issue of
7,189,934 fully paid ordinary shares in the Company
since 31 OCT 2007, as specified

PROPOSAL #5.: Ratify, for the purpose of ASX Listing                       ISSUER          YES          FOR               FOR
Rule 7.4 and for all other purposes, the issue of
ordinary shares upon conversion of AUD 321.5 million
convertible notes [equivalent to 21,628,276 ordinary
shares to the persons and on the terms as specified]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRUSCO NAKAYAMA CORPORATION
  TICKER:                N/A             CUSIP:     J92991108
  MEETING DATE:          6/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Supplementary Auditor                               ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRYGVESTA AS
  TICKER:                N/A             CUSIP:     K9640A102
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Supervisory                        ISSUER          NO           N/A               N/A
Board on the activities of the Company during the
past FY

PROPOSAL #2.a: Approve the 2008 annual report                              ISSUER          NO           N/A               N/A

PROPOSAL #2.b: Grant discharge to the Supervisory                          ISSUER          NO           N/A               N/A
Board and the Executive Management from liability

PROPOSAL #2.c: Approve that the remuneration to the                        ISSUER          NO           N/A               N/A
Members of the Supervisory Board for 2009 remain
unchanged; the remuneration is fixed at DKK 250,000
[basic fee]; the Chairman receives a triple basic fee
 and the Deputy Chairman receives a double basic fee;
 Members of the Audit Committee receive a fee of DKK
100,000; while the Chairman of the Committee receives
 DKK 150,000; Members of the Remuneration Committee
receive a fee of DKK 50,000 for the first time, while
 the Chairman of the Committee receives DKK 75,000

PROPOSAL #3.: Approve to distribute the profit for                         ISSUER          NO           N/A               N/A
the year, DKK 703 million as follows: DKK 6.50 per
share of DKK 25 should be paid as cash dividends and
the remainder be transferred to retained profits
after adjustment for net revaluation reserve as per
the equity method

PROPOSAL #4.a: Authorize the Supervisory Board to let                      ISSUER          NO           N/A               N/A
 the Company acquire treasury shares in the period
until the next AGM within a total nominal value of
10% of the Company's share capital, as specified in
Section 48 of the Danish Public Companies Act; the
consideration for such shares may not deviate by more
 than 10% from the buying price quoted by NASDAQ OMX
Copenhagen at the time of acquisition

PROPOSAL #4.b: Approve to reduce the Company's share                       ISSUER          NO           N/A               N/A
capital, DKK 1,700,000,000 nominal value by DKK
101,710,675 nominal value to DKK 1,598,289,325
nominal value by cancellation of 4,068,427 treasury
shares; the shares were acquired by the Company
during the period from 04 APR 2008 to 26 MAR 2009 at
an average price of DKK 345,34 per share of DKK 25;
according, following the share capital reduction, DKK
 1,404,999,774.42 will have been paid to the
shareholders as specified in Section 44a(1)(ii) of
the Danish Companies Act; authorize the Supervisory
Board, after the expiry of the statutory notice
period, to implement and register the capital
reduction and amend Article 4 of the Articles of

PROPOSAL #4.c: Amend Article 19 of the Articles of                         ISSUER          NO           N/A               N/A
Association to the effect that 'Tryg i Danmark smba'
is replaced by 'TryghedsGruppen smba' where 'Tryg i
Danmark smba' occurs

PROPOSAL #4.d: Amend the Article 19 of the Articles                        ISSUER          NO           N/A               N/A
of Association to insert a requirement to set up an
Audit Committee as specified

PROPOSAL #4.e: Amend 2nd Paragraph of Article 5 of                         ISSUER          NO           N/A               N/A
the Articles of Association regarding the changed
name and address of registrar

PROPOSAL #5.1: Elect Mr. Mikael Olufsen as a Member                        ISSUER          NO           N/A               N/A
of the Supervisory Board

PROPOSAL #5.2: Elect Mr. Per Skov as a Member of the                       ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.3: Elect Mr. Jorn Wendel Andersen as a                         ISSUER          NO           N/A               N/A
Member of the Supervisory Board

PROPOSAL #5.4: Elect Mr. John Frederiksen as a Member                      ISSUER          NO           N/A               N/A
 of the Supervisory Board

PROPOSAL #5.5: Elect Mr. Bodil Nyboe Andersen as a                         ISSUER          NO           N/A               N/A
Non-affiliated Member of the Supervisory Board

PROPOSAL #5.6: Elect Mr. Niels Bjorn Christiansen as                       ISSUER          NO           N/A               N/A
a Non-affiliated Member of the Supervisory Board

PROPOSAL #5.7: Elect Mr. Paul Bergqvist as a Non-                          ISSUER          NO           N/A               N/A
affiliated Member of the Supervisory Board

PROPOSAL #5.8: Elect Mr. Christian Brinch as a Non-                        ISSUER          NO           N/A               N/A
affiliated Member of the Supervisory Board

PROPOSAL #6.: Re-appoint Deloitte Statsautoriseret                         ISSUER          NO           N/A               N/A
Revisionsaktieselskab as the Company's Auditor

PROPOSAL #7.: Any other business                                           ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TSUMURA & CO.
  TICKER:                N/A             CUSIP:     J93407120
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Appoint a
Supplementary Corporate Auditor

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor                        ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TSURUHA HOLDINGS INC.
  TICKER:                N/A             CUSIP:     J9348C105
  MEETING DATE:          8/12/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #1.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #1.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #1.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #1.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #1.6: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #1.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #1.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

PROPOSAL #3: Authorize Use of Stock Option Plan for                        ISSUER          YES          FOR               FOR
Directors and Corporate Auditors

PROPOSAL #4: Allow Board to Authorize Use of Stock                         ISSUER          YES          FOR               FOR
Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TSUTSUMI JEWELRY CO.,LTD.
  TICKER:                N/A             CUSIP:     J93558104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Substitute Corporate Auditor                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ULTRA ELECTRONICS HLDGS PLC
  TICKER:                N/A             CUSIP:     G9187G103
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Company's annual                       ISSUER          YES          FOR               FOR
accounts for the FYE 31 DEC 2008 together with the
reports of the Directors' report and the Auditors'
report on those accounts

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008 of 18.0p per ordinary share, payable to
shareholders on the register at the close of business
 on 03 APR 2009

PROPOSAL #3.: Receive and adopt the remuneration                           ISSUER          YES          FOR               FOR
report for the FYE 31 DEC 2008

PROPOSAL #4.: Elect Sir Robert Walmsely as a                               ISSUER          YES          FOR               FOR
Director, in accordance with the Article 72 of the
Company's Articles of Association

PROPOSAL #5.: Elect Mr. P. Dean as Director, in                            ISSUER          YES          FOR               FOR
accordance with the Article 71 of the Company's
Articles of Association

PROPOSAL #6.: Re-elect Mr. D. Caster as Director, who                      ISSUER          YES        AGAINST           AGAINST
 retires by rotation in accordance with the Article
76 of the Company's Articles of Association

PROPOSAL #7.: Re-elect Mr. A. Hamment as Director,                         ISSUER          YES          FOR               FOR
who retires by rotation in accordance with the
Article 76 of the Company's Articles of Association

PROPOSAL #8.: Re-appoint Deloitte LLP as the Auditors                      ISSUER          YES          FOR               FOR
 of the Company to hold office from the conclusion of
 next general meeting at which accounts are laid
before the Company

PROPOSAL #9.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the remuneration of the Auditors

PROPOSAL #10.: Authorize the Directors, in                                 ISSUER          YES          FOR               FOR
substitution for any equivalent authorities and
pursuant to Section 80 of the Companies Act 1985 [the
 Act], to allot relevant securities [Section 80(2) of
 the Act] up to an aggregate nominal amount of GBP
1,135,540; to exercise all powers of the Company to
allot equity securities [Section 94 of the Act] in
connection with a rights issue in favor of ordinary
shareholders where the equity securities respectively
 attributable to the interests of all ordinary
shareholders are proportionate [as nearly as may be]
to the respective numbers of ordinary shares held by
them up to an aggregate nominal value of GBP
1,135,540; [Authority expires on the date of the next
 AGM of the Company]; and the Directors may allot
relevant securities after the expiry of this
authority in pursuance of such an offer or agreement
made prior to such expiry

PROPOSAL #S.11: Authorize the Directors, subject to                        ISSUER          YES          FOR               FOR
the passing of Resolution 10 and pursuant to Section
95 of the Act, to allot equity securities [Section 94
 of the Act] for cash pursuant to the authority
conferred by resolution 10 or by virtue of Section
94(3A) of the Act, disapplying the statutory pre-
emption rights [Section 89(1) of the Act], provided
that this power is limited to the allotment of equity
 securities: i) in connection with a rights issue in
favor of ordinary shareholders; ii) up to an
aggregate nominal value of GBP 170,331; [Authority
expires on the date of the next AGM of the Company];
and the Board may allot equity securities after the
expiry of this authority in pursuance of such an
offer or agreement made prior to such expiry

PROPOSAL #S.12: Authorize the Company to purchase its                      ISSUER          YES          FOR               FOR
 own shares

PROPOSAL #S.13: Approve to change the minimum notice                       ISSUER          YES          FOR               FOR
period for general meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNION TOOL CO.
  TICKER:                N/A             CUSIP:     J9425L101
  MEETING DATE:          2/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions, Approve Minor Revisions Related to the
Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNITED GROUP LTD
  TICKER:                N/A             CUSIP:     Q9313R105
  MEETING DATE:          10/9/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report set out                        ISSUER          YES        AGAINST           AGAINST
in the annual report of the Company for the YE 30 JUN

PROPOSAL #2.: Re-elect Mr. Trevor Rowe as a Director                       ISSUER          YES          FOR               FOR
of the Company who reties by rotation pursuant to
Rule 8.1(e)(2) of the Company's Constitution

PROPOSAL #3.: Approve and ratify for all purposes                          ISSUER          YES          FOR               FOR
[including ASX Listing Rule 7.4], the issue of
2,632,003 options over fully paid ordinary shares in
the Company under the Australian and United States of
 America Employee Share Option Plans, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNITED INTERNET AG, MONTABAUR
  TICKER:                N/A             CUSIP:     D8542B125
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the group financial
 statements and group annual report

PROPOSAL #2.: Ratification of the Acts of the Board                        ISSUER          YES          FOR               FOR
of Managing Directors

PROPOSAL #3.: Ratification of the Acts of the                              ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #4.: Appointment of Auditors for the 2009                         ISSUER          YES          FOR               FOR
FY: Ernst + Young AG, Eschborn/Frankfurt

PROPOSAL #5.: Renewal of the authorization to acquire                      ISSUER          YES          FOR               FOR
 own shares, the company shall be authorized to
acquire own shares of up to 10% of its share capital,
 at prices not deviating more than 10% from the
market price of the shares, on or before 25 NOV 2010,
 the Board of Managing Directors shall be authorized
to use the shares for all legally permissible
purposes, especially, to dispose of the shares in a
manner other than the stock exchange or an offer to
all shareholders if the shares are sold at a price
not materially below their market price, to use the
shares within the scope of employee participation
programs of the Company and its affiliates or for
satisfying option or conversion rights and to retire

PROPOSAL #6.: Authorization to acquire own shares by                       ISSUER          YES          FOR               FOR
way of a public purchase offer or by using
derivatives in connection with item 5, the Company
shall also be authorized to acquire own shares by way
 of a public purchase offer at prices not deviating
more than 25% from the market price of the shares or
by using derivatives at prices not deviating more
than 10% from the market price of the shares, in the
latter case the authorization shall be limited to up
to 5% of the share capital

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WILLIAM HILL PLC, LONDON
  TICKER:                N/A             CUSIP:     G9645P117
  MEETING DATE:          3/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Directors for the                             ISSUER          YES          FOR               FOR
purposes of Section 80 of the Companies Act 1985 [the
 Act], in addition to any existing authority to allot
 relevant securities to the extent unused, to
exercise all the powers of the Company to allot
relevant securities in connection with the rights
issue [as defined in the prospectus of the Company
dated 27 FEB 2009 as specified] [within the meaning
of that Section] up to an aggregate nominal amount of
 GBP 34,790,711.70, representing approximately 50% of
 the existing issued share capital of the Company;
[Authority expire on 26 FEB 2010]; [save that the
Company may before such expiry make any offer or
agreement which would or might require relevant
securities to be allotted after such expiry and the
Directors may allot relevant securities pursuant to
any such offer or agreement as if the authority
conferred had not expired]; and pursuant to Section
95 of the Act, in addition to all existing powers
pursuant to that Section of the Act to the extent
unused, to allot equity securities [as defined in
Section 94[2] of the Act] of the Company for cash
pursuant to the authority conferred by part [a] of
this resolution for cash as if Section 89[1] of Act
did not apply to any such allotment provided that
this power shall be limited to the allotment of up to
 347,907,117 ordinary shares of 10 pence each in
connection with the rights issue [Authority expire on
 26 FEB 2010],save that the Company may before such
expiry make an offer or agreement which would or
might require equity securities to be allotted after
such expiry and the Directors may allot equity
securities in pursuance of such an offer or agreement
 as if the power conferred had not expired

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WILLIAM HILL PLC, LONDON
  TICKER:                N/A             CUSIP:     G9645P117
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report and                            ISSUER          YES        AGAINST           AGAINST
accounts for the 52 weeks ended 30 DEC 2008

PROPOSAL #2.: Approve the Directors' Remuneration                          ISSUER          YES          FOR               FOR
Report

PROPOSAL #3.: Re-elect Mr. David Edmonds as a                              ISSUER          YES        AGAINST           AGAINST
Director, who offer themselves for re-election under
the Company's Articles of Assocation

PROPOSAL #4.: Re-elect Mr. Simon Lane as a Director,                       ISSUER          YES          FOR               FOR
who offer themselves for re-election under the
Company's Articles of Assocation

PROPOSAL #5.: Elect Mr. Ashley Highfield as a                              ISSUER          YES          FOR               FOR
Director appointed to the Board since the last AGM

PROPOSAL #6.: Re-appoint Deloitte LLP as the Auditors                      ISSUER          YES        AGAINST           AGAINST
 of the Company unitl the conclusion of the next AGM
of the Company at which accounts are laid

PROPOSAL #7.: Authorize the Directors to determine                         ISSUER          YES        AGAINST           AGAINST
the remuneration of the Auditors of the Company

PROPOSAL #8.: Authorize the Directors, pursuant to                         ISSUER          YES          FOR               FOR
Section 80 of the Companies Act 1985, to allot
relevant securities [within the meaning of Section
80] up to an aggregate nominal amount of GBP
23,195,162; [Authority expires at the conclusion of
the AGM of the Company after the date on which this
resolution is passed]; and the Directors may allot
relevant securities after the expiry of this
authority in pursuance of such an offer or agreement
made prior to such expiry

PROPOSAL #9.: Authorize the Company and all the                            ISSUER          YES          FOR               FOR
Companies that are the Company's subsidiaries at any
time during the period for which this resolution has
effect to make donations to EU political
organizations not exceeding EUR GBP 50,000 in total
and to incur EU political expenditure not exceeding
GBP 50,000 in total during the period beginning with
the date of the 2009 AGM and ending at the conclusion
 of the day on which the 2010 AGM is held, for the
purposes of this Resolution, donations, EU political
organizations and EU political expenditure have the
meanings given to them in Sections 363 to 365 of the

PROPOSAL #s.10: Authorize the Directors, subject to                        ISSUER          YES          FOR               FOR
the passing of Resolution Number 8 and pursuant to
Section 95 of the Companies Act 1985 [the Act] , to
allot equity securities [within the meaning of
Section 94[2] to Section 94[3A] of the Act] for cash
pursuant to the authority conferred by Resolution
Number 8, disapplying the statutory pre-emption
rights [Section 89[1]], provided that this power is
limited to the allotment of equity securities: a) in
connection with a rights issue in favor of ordinary
shareholders; b) up to an aggregate nominal amount of
 GBP 3,479,274; [Authority expires the earlier of the
 conclusion of the next AGM of the Company after the
date of which this resolution is passed]; and the
Directors may allot equity securities after the
expiry of this authority in pursuance of such an
offer or agreement made prior to such expiry

PROPOSAL #s.11: Authorize the Company, for the                             ISSUER          YES          FOR               FOR
purpose of Section 166 of the Companies Act 1985, to
make market purchases [within the meaning of Section
163[3]of the Companies Act 1985] of up to 69,585,488
ordinary shares of 10 pence each in the capital of
the Company, [representing 10% of the Company's
issued ordinary share capital], at a minimum price of
 10 pence and up to 105% of the average middle market
 quotations for such shares derived from the London
Stock Exchange Daily Official List, over the previous
 5 business days; [Authority expires the earlier of
the conclusion of the next AGM of the Company to be
held in 2010]; the Company, before the expiry, may
make a contract to purchase ordinary shares which
will or may be executed wholly or partly after such

PROPOSAL #s.12: Approve and adopted the new Articles                       ISSUER          YES          FOR               FOR
of Association produced to the AGM and initialed by
the Chairman of the Meeting for the purpose of
identification as the Articles of Association of the
Company in substitution for, and to the exclusion of,
 the existing Articles of Association

PROPOSAL #s.13: Approve that a general meeting of the                      ISSUER          YES          FOR               FOR
 Company, other than an AGM, may be called on not
less than 14 clear days' notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WIRECARD AG, GRASBRUNN
  TICKER:                N/A             CUSIP:     D22359133
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the group financial
 statements and group annual report as well as the
report by the Board of Managing Directors pursuant to
 Sections 289(4) and 315(4) of the German Commercial

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distributable profit of EUR 9,411,436.28 as follows:
Payment of a dividend of EUR 0.08 per no-par share
EUR 1,267,185.16 shall be carried forward Ex-dividend
 and payable date: 19 JUN 2009

PROPOSAL #3.: Ratification of the acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2009                         ISSUER          NO           N/A               N/A
FY: RP Richter GmbH, Munich, Ernst and Young AG,
Munich; for the interim report and the review of the
interim half-year financial statements: RP Richter

PROPOSAL #6.: Resolution on the creation of a further                      ISSUER          NO           N/A               N/A
 authorized capital 2009/I and the correspondent
amendment to the Articles of Association the Board of
 Managing Directors shall be authorized, with the
consent of the Supervisory Board, to increase the
share capital by up to EUR 37,299,652 through the
issue of up to 37,299,652 new bearer no-par shares
against contributions in cash and/or kind, on or
before 18 JUN 2014 [authorized capital 2009/I] the
Board of Managing Directors shall be authorized to
determine the beginning of dividend entitlement of
the new shares that may deviate from the statutory
regulations, Shareholders subscription rights may be
excluded for residual amounts, for a capital increase
 of up to 10 % of the share capital against
contributions in cash if the shares are issued at a
price not materially below their market price, and
for the issue of shares against contributions in kind

PROPOSAL #7.: Renewal of the authorization to acquire                      ISSUER          NO           N/A               N/A
 own shares the Company shall be authorized to
acquire own shares of up to 10 % of its share
capital, at prices not deviating more than 10 % from
the market price of the shares, on or before 17 DEC
2010 the Board of Managing Directors shall be
authorized to dispose of the shares in a manner other
 than the stock exchange or a rights offering if the
shares are used for mergers and acquisitions or sold
at a price not materially below the market price of
the shares, to use the shares within the scope of the
 company s stock option plan, to use the shares in
connection with securities lending or to satisfy
conversion or options rights, to retire the shares,
and to exclude shareholders subscription rights for

PROPOSAL #8.: Amendment to Section 17(1) of the                            ISSUER          NO           N/A               N/A
Articles of Association, in respect of shareholders
being entitled to participate and vote at the
shareholders. meeting if they register with the
company, in written form, in either German or
English, by the 6th day prior to the meeting, not
counting the day of receipt

PROPOSAL #9.: Amendment to Section 18(2) of the                            ISSUER          NO           N/A               N/A
Articles of Association, in respect of shareholders
being able to issue proxy-voting instructions in
writing or via fax unless these instructions
designate credit institutes, an association of
shareholders or another person pursuant to Section
135 of the Stock Corporation Act, the Company being
authorized to permit the electronic transmission of
proxy-voting instructions and to demand a proof of
verification in this case

PROPOSAL #10.: Amendment to Section 20(1) of the                           ISSUER          NO           N/A               N/A
Articles of Association in respect of resolutions by
the shareholders meeting being adopted by simple
majority and, where applicable, by the simple
majority of the represented share capital unless the
statutory regulations provide otherwise

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WS ATKINS PLC, EPSOM SURREY
  TICKER:                N/A             CUSIP:     G9809D108
  MEETING DATE:          9/3/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and the accounts for the YE 31 MAR 2008

PROPOSAL #2.: Approve the report on the Directors'                         ISSUER          YES          FOR               FOR
remuneration for the YE 31 MAR 2008

PROPOSAL #3.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
MAR 2008 of 16.5p per ordinary share to be paid on 26
 SEP 2008 to the shareholders on the register at the
close of business on 15 AUG 2008

PROPOSAL #4.: Re-elect Mr. Edmund Wallis as a                              ISSUER          YES          FOR               FOR
Director of the Company, retiring under our Articles
of Association

PROPOSAL #5.: Re-elect Mr. James Morley as a Director                      ISSUER          YES          FOR               FOR
 of the Company, retiring under our Articles of
Association

PROPOSAL #6.: Appoint Dr. Krishnamurthy Raj Rajagopal                      ISSUER          YES          FOR               FOR
 as a Director of the Company

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors of the Company, to hold office until
the conclusion of the next general meeting at which
accounts are laid before the Company and authorize
the Directors to fix their remuneration

PROPOSAL #8.: Authorize the Directors, in                                  ISSUER          YES          FOR               FOR
substitution for all existing authorities, pursuant
to Section 80 of the Companies Act 1985 [the 1985
Act] to exercise all the powers of the Company to
allot relevant securities [within the meaning of that
 Section] up to an aggregate nominal value of GBP
165,842; [Authority expires the earlier of the
conclusion of the next AGM of the Company or 15
months from the date of the passing of this
resolution]; and the Directors may allot relevant
securities after the expiry of this authority in
pursuance of such an offer or agreement made prior to

PROPOSAL #S.9: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
the passing of resolution granting authority to allot
 shares and in substitution for all existing powers,
pursuant to Section 95 of the Companies Act 1985 [the
 1985 Act], to allot equity securities [Section 94[2]
 of the 1985 Act] for cash pursuant to the general
authority conferred by resolution granting authority
to allot shares as if Section 89[1] of the 1985 Act
disapplying to any such allotment provided that such
power shall be limited to the allotment of equity
securities: i) where such securities have been
offered [whether by way of a right issue, open offer
or otherwise] to the holders of ordinary shares or
other equity securities of any class in the capital
of the Company who are entitled to be offered them in
 proportion [as nearly as may be] to their existing
holdings of ordinary shares or [as the case may be]
other equity securities [so that any offer to holders
 of other equity securities is on the basis of their
rights to receive such offer or, in the case of
securities convertible into ordinary shares, on the
basis that their holdings have been converted into or
 that they have subscribed for, ordinary shares on
the basis then applicable] but subject to the
Directors having a right to make such exclusions or
other arrangements in conjunction with the offer as
they deem necessary or expedient : to deal with
equity securities representing fractional
entitlements ; and to deal with legal or practical
problems arising in any overseas territory or by
virtue of shares being represented by depositary
receipts, the requirements of any regulatory body or
Stock Exchange or any other arrangements or any other
 matter whatsoever; and up to an aggregate nominal
amount equal to GBP 25,127 [representing less than 5%
 of the issued ordinary share capital of the Company
as at 25 JUN 2008; [Authority expires the earlier of
the conclusion of the AGM of the Company or 15 months
 from the date of passing of this resolution]; and
the Directors may allot equity securities after the
expiry of this authority in pursuance of such an
offer or agreement made prior to such expiry

PROPOSAL #S.10: Authorize the Company, to make market                      ISSUER          YES          FOR               FOR
 purchases [Section 163(3) of the Companies Act 1985]
 of ordinary shares of 0.5pence each in the capital
of the Company [ordinary share], subject to the
condition: a) up to ordinary shares to be purchased
is 10,051,000; b) the minimum price [exclusive of
expenses] that may be paid for an ordinary share is
0.5 pence; c) the maximum price [exclusive of
expenses] that may be paid for an ordinary share is
an amount equal to 105% of the average of the middle
market quotations for an ordinary share as derived
from the London Stock Exchange Daily Official List
for the 5 business days immediately preceding the day
 on which the share is contracted to be purchased;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or 15 months from the
date of this resolution]; the Company, before the
expiry, may make a contract to purchase ordinary
shares which will or may be executed wholly or partly
 after such expiry

PROPOSAL #11.: Authorize the Company and all                               ISSUER          YES          FOR               FOR
Companies that are its subsidiaries at any time
during the period for which this resolution has
effect for the purposes of the Section 366 of the
Companies Act 2006 [the 2006 Act]: a) to make
political donations to political parties or
independent election candidates [as such terms are
defined in the Sections 363 and 364 of the 2006 Act),
 not exceeding GBP 30,000 in aggregate; b) to make
political donations to political organizations other
than political parties [as such terms are specified
in Sections 363 and 364 of the 2006 Act], not
exceeding GBP 30,000 in aggregate; and c) to incur
political expenditure [as such term is specified in
Section 365 of the 2006 Act], not exceeding GBP
30,000 in aggregate [Authority expires the earlier of
 the conclusion of the next AGM of the Company or 18
months from the date of the passing of this

PROPOSAL #S.12: Adopt the new Articles of Association                      ISSUER          YES          FOR               FOR
 of the Company in substitution for, and to the
exclusion of the existing Articles of Association of
the Company as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                XING AG, HAMBURG
  TICKER:                N/A             CUSIP:     D9829E105
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the Group financial
 statements and annual report, and the report
pursuant to Sections 289[4] and 315[4] of the German

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          YES          FOR               FOR
distributable profit of EUR 215,414.26 as follows:
the distributable profit shall be carried forward

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          YES          FOR               FOR
of Managing Directors

PROPOSAL #4.: Ratification of the Acts of the                              ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #5.: Appointment of the Auditors for the                          ISSUER          YES          FOR               FOR
2009 FY: Ernst + Young AG, Hamburg

PROPOSAL #6.: Election of Mr. Lars Hinrichs to the                         ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #7.: Amendment to the Articles of                                 ISSUER          YES          FOR               FOR
Association in connection with the Risk Limitation
Act Section 4 shall be amended in respect of the
exemption from the disclosure obligations pursuant to
 Section 27a[1] of the German Securities Trading Act

PROPOSAL #8.: Amendments to the Articles of                                ISSUER          YES          FOR               FOR
Association in connection with the Shareholder Rights
 Directive Implementation Law [ARUG] Section 14.2
shall be amended in respect of the shareholders
meeting being announced at least 36 days in advance,
Section 14.3 shall be amended in respect of
shareholder participation in and voting at
shareholders meetings being contingent upon their
registering with the Company at least 6 days in
advance, Section 14.6 shall be amended in respect of
shareholders being able to give proxy voting
instructions by electronic means, Section 15.3 shall
be amended in respect of the Company being authorized
 to transmit the shareholders meeting by audiovisual

PROPOSAL #9.: Authorization to acquire own shares the                      ISSUER          YES          FOR               FOR
 Board of Managing Directors shall be authorized to
acquire own shares of the Company of up to 10% of its
 share capital, at prices not deviating more than 10%
 from the market price of the shares, on or before 27
 NOV 2010, the Board of Managing Directors shall be
authorized to retire the shares, to sell the shares
at a price not materially below their market price,
to use the shares for acquisition purposes or within
the scope of the Company's Stock Option Plans, and to
 retire the shares

PROPOSAL #10.: Resolution on amendments to the 2006                        ISSUER          YES        AGAINST           AGAINST
and 2008 Stock Option Plans, and the correspondent
amendments to the Articles of Association, the
acquisition and exercise periods, as well as the
exercise prices, of the Stock Options shall be

PROPOSAL #11.: Resolution on further amendments to                         ISSUER          YES          FOR               FOR
the Stock Option Plans and the related contingent
capital, and the correspondent amendments to the
Articles of Association, the 2006 and 2008 Stock
Option Plans shall be revoked in respect of unissued
Stock Options, and the related contingent capital
reduced to EUR 200,822 and EUR 129,137, respectively,
 the Company shall be authorized to grant up to
197,218 Stock Options to employees and executives of
the Company and its affiliates on or before 30 APR
2014 [2009 Stock Option Plan], the Company's share
capital shall be increased accordingly by up to EUR
197,218 through the issue of new shares, insofar as
Stock Options are exercised [2009 contingent capital]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YANLORD LAND GROUP LTD
  TICKER:                N/A             CUSIP:     Y9729A101
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors report                       ISSUER          NO           N/A               N/A
and the audited financial statement of the Company
for the FYE 31DEC 2008 together with the Auditors
reports thereon

PROPOSAL #2.: Declare a first and final [one-tier]                         ISSUER          NO           N/A               N/A
tax-exempt dividend of 1.23 Singapore cents per
ordinary share for the YE 31 DEC 2008

PROPOSAL #3.: Approve the payment of Directors' fees                       ISSUER          NO           N/A               N/A
of SGD 400,000 for the YE 31 DEC 2008

PROPOSAL #4.a: Re-elect Mr. Zhong Siliang as a                             ISSUER          NO           N/A               N/A
Director, who retires pursuant to Article 91 of the
Articles of Association of the Company

PROPOSAL #4.b: Re-elect Mr. Ng Ser Miang as a                              ISSUER          NO           N/A               N/A
Director, who retires pursuant to Article 91 of the
Articles of Association of the Company

PROPOSAL #4.c: Re-elect Mr. Ng Shin Ein as a                               ISSUER          NO           N/A               N/A
Director, who retires pursuant to Article 91 of the
Articles of Association of the Company

PROPOSAL #5.: Re-appoint Deloitte & Touche LLP as the                      ISSUER          NO           N/A               N/A
 Auditors of the Company and to authorize the
Directors to fix their remuneration

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          NO           N/A               N/A
to allot and issue shares in the capital of the
Company [shares] whether by way of rights, bonus or
otherwise; and/or make or grant offers, agreements or
 options [collectively, Instruments and each, an
Instrument) that might or would require shares to be
issued, including but not limited to the creation and
 issue of [as well as adjustments to] warrants,
debentures or other instruments convertible into
shares, at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may, in their absolute discretion,
deem fit; and [notwithstanding the authority
conferred by this resolution may have ceased to be in
 force] issue shares in pursuance of any instrument
made or granted by the Directors while this
resolution was in force, provided that: 1) the
aggregate number of shares to be issued pursuant to
this resolution [including shares to be issued in
pursuance of instruments made or granted pursuant to
this resolution]: a) by way of renounceable rights
issues on a pro-rata basis to shareholders of the
Company [Renounceable Rights Issue] shall not exceed
100% of the total number of issued shares [excluding
treasury shares] in the capital of the Company [as
calculated in subparagraph (3) below; and b)
otherwise than by way of Renounceable Rights Issue
[Other Share Issues] shall not exceed 50% of the
total number of issued shares [excluding treasury
shares] in the capital of the Company [as calculated
in accordance with subparagraph (3) below], of which
the aggregated number of shares to be issued other
than on a pro-rata basis to shareholders of the
Company [including shares to be issued in pursuance
of instruments made or granted pursuant to this
resolution] does not exceed 20% of the total number
of issued shares [excluding treasury shares] in the
capital of the Company [as calculated in accordance
with subparagraph (3) below]; 2) the renounceable
rights issues and other share issues shall not, in
aggregate, exceed 100% of the total number of issued
shares [excluding treasury shares] in the capital of
the Company [as calculated in subparagraph (3)
below]; 3) [subject to such manner of calculation as
may be prescribed by Singapore Exchange Securities
Trading Limited [SGX-ST] for the purpose of
determining the aggregate number of shares that may
be issued under subparagraphs (1)(a) and (1)(b)
above, the total number of issued shares [excluding
treasury shares] in the capital of the Company at the
 time this resolution is passed, after adjusting for:
 i) new shares arising from the conversion or
exercise of any convertible securities or share
options on issue at the time this resolution is
passes; and ii) any subsequent bonus issue,
consolidation or subdivision of shares; 4) in
exercising the authority conferred by this
resolution, the Company shall comply with the
provisions of the Listing Manual of SGX-ST for the
time being in force [unless such compliance has been

PROPOSAL #7.: Authorize the Directors, subject to and                      ISSUER          NO           N/A               N/A
 pursuant to the share issue mandate in Resolution 6
above being obtained, to issue new shares other than
on a pro-rata basis to shareholders of the Company at
 an issue price per new share which shall be
determined by the Directors in their absolute
discretion provided that such price shall not
represent more than a20% discount for new shares to
the weighted average price per share determined in
accordance with the requirements of the SGX-ST

PROPOSAL #8.: Authorize the Directors to a) offer and                      ISSUER          NO           N/A               N/A
 grant options in accordance with the provisions of
the Yanlord Land Group Share Option Scheme 2006 (ESOS
 2006]; and b) allot and issue from time to time such
 number of shares in the capital of the Company as
may be issued pursuant to the exercise of options
under the ESOS 2006, provided that the aggregate
number of shares to be issued pursuant to the ESOS
2006 shall not exceed 15% of the total issued shares
in the capital of the Company from time to time

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YANLORD LAND GROUP LTD
  TICKER:                N/A             CUSIP:     Y9729A101
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors, pursuant to                         ISSUER          NO           N/A               N/A
Sections 76C and 76E of the Companies Act, [Chapter
50, Singapore] [the Act], to purchase or acquire
issued ordinary shares fully paid in the capital of
the Company [Shares] not exceeding in aggregate the
Maximum Percentage [as specified below], at such
price or prices as may be determined by the Directors
 from time to time up to the Maximum Price [as
specified below], whether by way of: on market
purchases on the Singapore Exchange Securities
Trading Limited [SGX-ST], and/or off-market purchases
 [it effected otherwise than on the SGX-ST] in
accordance with any equal access scheme(s) as may be
determined or formulated all the conditions
prescribed by Act [Off-Market Purchase] and otherwise
 in accordance with all other laws regulations and
rules of SGX-ST as may for the time being applicable,
 generally and unconditionally [the Share Buyback
mandate]; issued Shares representing 10% of the
issued Shares as at the date of passing of this
resolution [excluding any Shares which are held as
treasury shares as at that date]; in the case of a
Market Purchase, 105% of the Average Closing Price of
 the Shares; and in the case of an Off-Market
Purchase, 120% of the Average Closing Price of the
Shares; the average of the closing market prices of a
 Share over the last 5 Market Days on which the
Shares are transacted on the SGX-ST or, as the case
may be such securities exchange on which the Shares
are listed or quoted, immediately preceding the date
of the Market Purchases by the Company or, as the
case may be, the date of the making of the offer
pursuant to the Off-Market Purchase, and deemed to be
 adjusted, in accordance with the rules of SGX-ST,
for any corporate action that occurs after the
relevant 5 days period, and authorize the Directors
and/or any of them to do all such acts and things
deemed necessary to give effect to the transactions
contemplated and/or authorized by this resolution;
[Authority expires the earlier of the next AGM of the
 Company or the date of the next AGM of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YIT OYJ, HELSINKI
  TICKER:                N/A             CUSIP:     X9862Q104
  MEETING DATE:          10/6/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board to decide on                             ISSUER          YES          FOR               FOR
purchasing of the Company's own shares

PROPOSAL #2.: Authorize the Board to decide on                             ISSUER          YES          FOR               FOR
disposing of the Company's own shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ZIGNAGO VETRO SPA
  TICKER:                N/A             CUSIP:     T9862R107
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement at 31                        ISSUER          NO           N/A               N/A
DEC 2008, the Board of Directors, the Auditors and
Audit Firm report, any adjournment thereof

PROPOSAL #2.: Grant authority to buy and sell own                          ISSUER          NO           N/A               N/A
shares, any adjournment thereof

PROPOSAL #3.: Approve the resolutions in conformity                        ISSUER          NO           N/A               N/A
with the Article 2383 Civil Code

                                                         SIGNATURES
  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
  VANGUARD WHITEHALL FUNDS
  By:     /s/F. William McNabb III
             (Heidi Stam)
             F. William McNabb III*
             President, Chief Executive Officer and Trustee
  Date:   August 27, 2009
      *  By Power of Attorney.  Filed on July 24, 2009, see File Number 2-88373.
                Incorporated by Reference.